PROSPECTUS

               THE ALLIANZ REWARDS[{R}] VARIABLE ANNUITY CONTRACT

                                    ISSUED BY
                      ALLIANZ LIFE[{R}] VARIABLE ACCOUNT B
                                       AND
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

FOR YOUR CONVENIENCE WE HAVE PROVIDED A GLOSSARY (SEE SECTION 13) THAT DEFINES KEY, CAPITALIZED TERMS THAT ARE USED IN THIS PROSPECTUS.

This prospectus describes a bonus individual flexible purchase payment variable deferred annuity contract (Contract) issued by Allianz Life Insurance Company of North America (Allianz Life, we, us, our).

The Contract is a "flexible purchase payment" contract because you (the Owner) can make more than one Purchase Payment, subject to certain restrictions. The Contract is "variable" because the value of the Contract and any variable Annuity Payments you receive will increase or decrease depending on the performance of the Investment Options you select (in this prospectus, the term "Investment Options" refers only to the variable Investment Choices listed on the following page, and not to any fixed Investment Choices). The Contract is "deferred" because you do not begin receiving regular Annuity Payments immediately.

The Contract offers the PRIME Plus Benefit that includes a Guaranteed Minimum Income Benefit (GMIB) and a Guaranteed Partial Withdrawal Benefit (GPWB). We designed the PRIME Plus Benefit to give you options for turning your accumulated retirement assets into a stream of retirement income. The PRIME Plus Benefit carries a higher Contract expense. The Contract also provides a bonus on net Purchase Payments we receive before the older Owner's 81st birthday. The bonus is subject to a vesting schedule.

Additional information about the Separate Account has been filed with the Securities and Exchange Commission (SEC) and is available upon written or oral request without charge. A Statement of Additional Information (SAI) dated the same date as this prospectus includes additional information about the annuity offered by this prospectus. The SAI is incorporated by reference into this prospectus. The SAI is filed with the SEC and is available without charge by contacting us at the telephone number or address listed at the back of this prospectus. The table of contents of the SAI appears before the Privacy and Security Statement in this prospectus. The SEC also maintains a website (http://www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC's website.

Please read this prospectus before investing and keep it for future reference. It contains important information about your annuity and Allianz Life that you ought to know before investing. This prospectus is not an offering in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus. We have not authorized anyone to provide you with information that is different.

To the extent that the issuance of this Contract may subject Allianz Life to a duty under section 15(d) of the Securities Exchange Act of 1934 to file reports required by section 13(a) of that Act, Allianz Life is relying on the exemption from such reporting provided by Rule 12h-7 under that Act.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT FEDERALLY INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER FEDERAL GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

VARIABLE ANNUITY CONTRACTS ARE COMPLEX INSURANCE AND INVESTMENT VEHICLES. BEFORE YOU INVEST, BE SURE TO ASK YOUR REGISTERED REPRESENTATIVE ABOUT THE CONTRACT'S FEATURES, BENEFITS, RISKS AND FEES, AND WHETHER THE CONTRACT IS APPROPRIATE FOR YOU BASED UPON YOUR FINANCIAL SITUATION AND OBJECTIVES.

Dated: April 27, 2009

         The Allianz Rewards[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

This prospectus contains information on currently offered Contracts. Information regarding the product features and expenses of older Contracts that we no longer offer can be found in the SAI.

We currently offer the Investment Options listed below. You can invest in up to 15 Investment Options at any one time. Currently, the only fixed Investment Choice we offer under our general account is the DCA Fixed Option. One or more of the Investment Choices may not be available in your state. We may add, substitute or remove Investment Choices in the future. CONTRACTS WITH THE PRIME PLUS BENEFIT MAY BE SUBJECT TO RESTRICTIONS ON ALLOCATIONS AND TRANSFERS INTO CERTAIN INVESTMENT OPTIONS.

INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
AIM
AZL[{R}] AIM International Equity Fund


BLACKROCK
AZL[{R}] BlackRock Capital Appreciation Fund
AZL[{R}] BlackRock Growth Fund
AZL[{R}] Money Market Fund
BlackRock Global Allocation V.I. Fund


COLUMBIA
AZL[{R}] Columbia Mid Cap Value Fund
AZL[{R}] Columbia Small Cap Value Fund
AZL[{R}] Columbia Technology Fund
DAVIS
AZL[{R}] Davis NY Venture Fund
Davis VA Financial Portfolio
Davis VA Value Portfolio[(1)]
DREYFUS
AZL[{R}] Dreyfus Equity Growth Fund
AZL[{R}] S&P 500 Index Fund
AZL[{R}] Small Cap Stock Index Fund
FIRST TRUST
AZL[{R}] First Trust Target Double Play Fund


FRANKLIN TEMPLETON
AZL[{R}]Franklin Small Cap Value Fund
Franklin Global Real Estate Securities Fund
Franklin Growth and Income Securities Fund
Franklin High Income Securities Fund
Franklin Income Securities Fund
Franklin Large Cap Growth Securities Fund
Franklin Rising Dividends Securities Fund
Franklin Small-Mid Cap Growth Securities Fund
Franklin Small Cap Value Securities Fund[(2)]
Franklin Templeton VIP Founding Funds Allocation Fund
Franklin U.S. Government Fund
Franklin Zero Coupon Fund 2010
Mutual Global Discovery Securities Fund
Mutual Shares Securities Fund
Templeton Foreign Securities Fund
Templeton Global Bond Securities Fund
Templeton Growth Securities Fund

FUND OF FUNDS
AZL[{R}] Fusion Balanced Fund
AZL[{R}] Fusion Growth Fund
AZL[{R}] Fusion Moderate Fund


JENNISON
AZL[{R}] Jennison 20/20 Focus Fund
J.P. MORGAN
AZL[{R}] JPMorgan Large Cap Equity Fund
AZL[{R}] JPMorgan U.S. Equity Fund
NICHOLAS-APPLEGATE
AZL[{R}] NACM International Fund


OPPENHEIMER CAPITAL
AZL[{R}] OCC Opportunity Fund
OpCap Mid Cap Portfolio[(3)]


OPPENHEIMER FUNDS
AZL[{R}] Oppenheimer Global Fund
AZL[{R}] Oppenheimer International Growth Fund
Oppenheimer Global Securities Fund/VA[(1)]
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Fund[{R}]/VA[(1)]


PIMCO
AZL[{R}] PIMCO Fundamental IndexPLUS Total Return Fund
PIMCO VIT All Asset Portfolio
PIMCO VIT CommodityRealReturn[TM] Strategy Portfolio
PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT StocksPLUS[{R}] Growth and Income Portfolio[(4)
]PIMCO VIT Total Return Portfolio


PRUDENTIAL
SP International Growth Portfolio
SP Strategic Partners Focused Growth Portfolio
SCHRODER
AZL[{R}] Schroder Emerging Markets Equity Fund
AZL[{R}] Schroder International Small Cap Fund
SELIGMAN
Seligman Smaller-Cap Value Portfolio[(1)
]TARGETPLUS PORTFOLIOS
AZL TargetPLUS[SM] Balanced Fund
AZL TargetPLUS[SM] Equity Fund
AZL TargetPLUS[SM] Growth Fund
AZL TargetPLUS[SM] Moderate Fund
TURNER
AZL[{R}] Turner Quantitative Small Cap Growth Fund
VAN KAMPEN
AZL[{R}] Van Kampen Comstock Fund
AZL[{R}] Van Kampen Equity and Income Fund
AZL[{R}] Van Kampen Global Franchise Fund
AZL[{R}] Van Kampen Global Real Estate Fund
AZL[{R}] Van Kampen Growth and Income Fund
AZL[{R}] Van Kampen Mid Cap Growth Fund


(1)The Investment Option is available for additional Purchase Payments and/or transfers only to Owners with Contract Value in the Investment Option on April 30, 2004.
(2)The Franklin Small Cap Value Securities Fund is available for additional Purchase Payments and/or transfers only to Owners with Contract Value in this Investment Option on April 29, 2005.
(3)A fund of the Premier VIT series.
(4)The fund will be liquidated on or about July 17, 2009 and will then no longer be available as an Investment Option under the Contract. For additional information regarding the liquidation, please see the PIMCO VIT StocksPLUS Growth and Income Portfolio prospectus. Any Contract Value remaining in the Investment Option at the time the fund is liquidated will be transferred to the AZL Money Market Fund.

         The Allianz Rewards[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

TABLE OF CONTENTS
FEE TABLES........................4
  Contract Owner Transaction Expenses4
  Contract Owner Periodic Expenses5
  Annual Operating Expenses of the Investment Options6
  Examples........................6
1.THE VARIABLE ANNUITY CONTRACT...8
  Ownership.......................9
2.PURCHASE.......................10
  Purchase Payments..............10
  Bonus..........................11
  Automatic Investment Plan (AIP)12
  Allocation of Purchase Payments12
  Tax-Free Section 1035 Exchanges13
  Faxed Applications.............13
  Free Look/Right to Examine.....13
  Accumulation Units/Computing the Contract Value14
3.THE ANNUITY PHASE..............15
  Income Date....................15
  Partial Annuitization..........15
  Annuity Options................16
  Traditional Annuity Payments...18
4.PROTECTED RETIREMENT INCOME MADE EASY:
THE PRIME PLUS BENEFIT...........20
  Adding the PRIME Plus Benefit To Your Contract21
  Removing the PRIME Plus Benefit From Your Contract21
  Investment Option Allocation and Transfer Restrictions Under the PRIME Plus
     Benefit                                                  22
  PB Value.......................24
  Using the PRIME Plus Benefit...28
  GPWB Payments..................30
  Taxation of GPWB Payments......31
  Termination of the GPWB........32
  GMIB Payments..................32
  Amount Used to Calculate GMIB Payments32
  Taxation of GMIB Payments......33
  Termination of the GMIB........33
  Required Minimum Distributions (RMDs) Under
  Qualified Contracts with the PRIME Plus Benefit33
5.INVESTMENT OPTIONS.............34
  Substitution and Limitation on Further Investments42
  Transfers......................42
  Excessive Trading and Market Timing44
  Dollar Cost Averaging (DCA) Program45
  Flexible Rebalancing...........46
  Financial Advisers - Asset Allocation Programs46
  Voting Privileges..............47
6.OUR GENERAL ACCOUNT............47
7.EXPENSES.......................48
  Separate Account Annual Expenses48
  Contract Maintenance Charge....49
  Withdrawal Charge..............49
  Transfer Fee...................51
  Premium Taxes..................51
  Income Taxes...................51
  Investment Option Expenses.....52
8.TAXES..........................52
  Annuity Contracts in General...52
  Qualified Contracts............52
  Multiple Contracts.............53
  Partial 1035 Exchanges.........53
  Distributions - Non-Qualified Contracts54
  Distributions - Qualified Contracts55
  Assignments, Pledges and Gratuitous Transfers56
  Death Benefits.................56
  Withholding....................56
  Federal Estate Taxes...........56
  Generation-Skipping Transfer Tax56
  Foreign Tax Credits............56
  Annuity Purchases by Nonresident Aliens and
  Foreign Corporations...........56
  Possible Tax Law Changes.......57
  Diversification................57
  Required Distributions.........57
9.ACCESS TO YOUR MONEY...........57
  Partial Withdrawal Privilege...59
  Systematic Withdrawal Program..60
  The Minimum Distribution Program and Required Minimum Distribution (RMD)
     Payments                                                 60
  Suspension of Payments or Transfers61
10.ILLUSTRATIONS.................61
11.DEATH BENEFIT.................61
  Traditional Guaranteed Minimum Death Benefit (Traditional GMDB)62
  Enhanced Guaranteed Minimum Death Benefit
  (Enhanced GMDB)................62
  Termination of the Death Benefit63
  Death of the Owner Under Inherited IRA Contracts64
  Death of the Owner and/or Annuitant Under
  All Other Contracts............64
  Death Benefit Payment Options..67
12.OTHER INFORMATION.............67
  Allianz Life...................67
  The Separate Account...........67
  Distribution...................68
  Additional Credits for Certain Groups69
  Administration/Allianz Service Center69
  Legal Proceedings..............70
  Financial Statements...........70
13.GLOSSARY......................70
14.TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION (SAI)73 15.PRIVACY AND SECURITY STATEMENT74
APPENDIX A - ANNUAL OPERATING EXPENSES FOR
EACH INVESTMENT OPTION...........76
APPENDIX B - CONDENSED FINANCIAL INFORMATION81
APPENDIX C - PB VALUE CALCULATION EXAMPLES92
APPENDIX D - GPWB UNDER THE PRIME PLUS BENEFIT94
APPENDIX E - DEATH BENEFIT CALCULATION EXAMPLES96
APPENDIX F - WITHDRAWAL CHARGE EXAMPLES97
FOR SERVICE OR MORE INFORMATION..99

         The Allianz Rewards[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

The following is a list of common abbreviations used in this prospectus:

AIA  =   ANNUAL INCREASE AMOUNT             GPWB  =   GUARANTEED PARTIAL WITHDRAWAL BENEFIT
GMDB =   GUARANTEED MINIMUM DEATH BENEFIT   MAV   =   MAXIMUM ANNIVERSARY VALUE
GMIB =   GUARANTEED MINIMUM INCOME BENEFIT  PRIME =   PROTECTED RETIREMENT INCOME MADE EASY

FEE TABLES
The following tables describe the fees and expenses that you will pay when purchasing, owning and taking a withdrawal from the Contract. For more information, see section 7, Expenses.

The first tables describe the fees and expenses that you will pay if you take a withdrawal from the Contract during the Accumulation Phase or if you make transfers.

CONTRACT OWNER TRANSACTION EXPENSES
WITHDRAWAL CHARGE DURING THE ACCUMULATION PHASE[(1), (2),(3)]
(as a percentage of each Purchase Payment withdrawn)

 NUMBER OF COMPLETE YEARS SINCE WE RECEIVED YOUR PURCHASE PAYMENT CHARGE
                                0                                  8.5%
                                1                                  8.5%
                                2                                  8.5%
                                3                                  8.5%
                                4                                  8.0%
                                5                                  7.0%
                                6                                  6.0%
                                7                                  5.0%
                                8                                  4.0%
                                9                                  3.0%
                         10 years or more                          0.0%

TRANSFER FEE[(4)]...................$25

PREMIUM TAXES[(5)]...........0% to 3.5%
(as a percentage of each Purchase Payment)

(1)The partial withdrawal privilege for each Contract Year is equal to 10% of your total Purchase Payments, not including any bonus, less any previous withdrawals taken during the Contract Year that were not subject to a withdrawal charge. We will not deduct a withdrawal charge from amounts withdrawn under the partial withdrawal privilege. There is no partial withdrawal privilege after you exercise the GPWB (if applicable) or during the Annuity Phase. Any unused partial withdrawal privilege in one Contract Year does not carry over to the next Contract Year. For more details and additional information on other penalty-free withdrawal options, please see the discussion of the partial withdrawal privilege and other information that appears in section 9, Access to Your Money; and section 4, Protected Retirement Income Made Easy: The PRIME Plus Benefit - GPWB Payments.
(2)The total amount under your Contract that is subject to a withdrawal charge is the Withdrawal Charge Basis. The Withdrawal Charge Basis is equal to the total Purchase Payments (not including any bonus), less any Purchase Payments withdrawn (excluding any bonus and any penalty-free withdrawals).
(3)In Connecticut and New Jersey, the withdrawal charge is 8.5%, 8.5%, 8.0%, 7.0%, 6.0%, 5.0%, 4.0%, 3.0%, 2.0%, 1.0%, and 0.0% for the time periods referenced. For more information, please see section 7, Expenses - Withdrawal Charge.
(4)The first twelve transfers in a Contract Year are free. We do not count any transfers made under the dollar cost averaging program, flexible rebalancing program, or the allocation and transfer restrictions for the PRIME Plus Benefit against any free transfers we allow. Currently we deduct this fee only during the Accumulation Phase, but we reserve the right to deduct this fee during the Annuity Phase. For more information, please see section 7, Expenses
  - Transfer Fee.

(5)It is our current practice not to make deductions from the Contract to reimburse ourselves for premium taxes that we pay, although we reserve the right to make such a deduction in the future. For more information, please see section 7, Expenses - Premium Taxes.

         The Allianz Rewards[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

CONTRACT OWNER PERIODIC EXPENSES
The next tables describe the fees and expenses that you will pay periodically during the time that you own your Contract, not including the Investment Options' fees and expenses. The Separate Account annual expenses include the mortality and expense risk (M&E) charges and the administrative charge.

DURING THE ACCUMULATION PHASE:
CONTRACT MAINTENANCE CHARGE[(6)]....$40
(per Contract per year)

SEPARATE ACCOUNT ANNUAL EXPENSES[(7)]
The annualized rate is realized on a daily basis as a percentage of the net asset value of an Investment Option.

                   MAXIMUM AND CURRENT CHARGES   CURRENT CHARGES FOR A CONTRACT WITH
                       FOR A BASE CONTRACT         THE PRIME PLUS BENEFIT[(8),(9)]
                 M&E CHARGES ADMIN. CHARGE TOTAL   M&E CHARGES     ADMIN.    TOTAL
                                                                   CHARGE
TRADITIONAL GMDB    1.55%        0.15%     1.70%      2.25%        0.15%     2.40%
ENHANCED GMDB       1.85%        0.15%     2.00%      2.45%        0.15%     2.60%

                  MAXIMUM CHARGES[(10)] FOR A CONTRACT WITH
                           THE PRIME PLUS BENEFIT
                     M&E CHARGES       ADMIN.      TOTAL
                                       CHARGE
 TRADITIONAL GMDB       2.70%          0.15%       2.85%
 ENHANCED GMDB          2.90%          0.15%       3.05%

DURING THE ANNUITY PHASE:
CONTRACT MAINTENANCE CHARGE[(11)]...$40
(per Contract per year)

SEPARATE ACCOUNT ANNUAL EXPENSES - IF YOU REQUEST VARIABLE TRADITIONAL ANNUITY PAYMENTS
The annualized rate is realized on a daily basis as a percentage of the net asset value of an Investment Option.

 M&E CHARGE[(12)]      1.55%
 ADMINISTRATIVE CHARGE 0.15%
 TOTAL                 1.70%

(6)We waive the contract maintenance charge if the Rewards Value of your Contract is at least $75,000 at the time we are to deduct the charge. If the total Rewards Value of all your Contracts that are registered with the same social security number is at least $75,000 we waive the charge on all your Contracts (except in Texas). For more information, please see section 7, Expenses - Contract Maintenance Charge.
(7)The Enhanced GMDB and PRIME Plus Benefit may not be available in all states; check with your registered representative.
(8)You can add the PRIME Plus Benefit to your Contract once before age 76. The current charges apply if you add the PRIME Plus Benefit at issue, after issue, or if you reset the 7% AIA.
(9)If you exercise the GPWB, the increased expenses associated with the PRIME Plus Benefit will continue until both the GMIB and GPWB terminate and the increased expenses associated with the Enhanced GMDB (if applicable) will continue as long as the Enhanced GMDB value is greater than zero.
(10)This is the maximum charge we could impose if you add the PRIME Plus Benefit to your Contract at issue, after issue, or if you reset the 7% AIA.
(11)We waive the contract maintenance charge during the Annuity Phase if your Contract Value on the Income Date is at least $75,000. For more information, please see section 7, Expenses - Contract Maintenance Charge.
(12)Because the Contract allows Partial Annuitization, it is possible for different portions of the Contract to be in both the Accumulation and Annuity Phases at the same time. It is also possible to have different M&E charges on different portions of the Contract at the same time if you request variable Traditional Annuity Payments under a Partial Annuitization. For more information, please see section 3, The Annuity Phase - Partial Annuitization.

         The Allianz Rewards[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

ANNUAL OPERATING EXPENSES OF THE INVESTMENT OPTIONS
This table describes the total annual operating expenses associated with the Investment Options and shows the minimum and maximum expenses for the period ended December 31, 2008, charged by any of the Investment Options before the effect of any contractual expense reimbursement or fee waiver. We show the expenses as a percentage of an Investment Option's average daily net assets.

                                                                   MINIMUM MAXIMUM
Total annual Investment Option operating expenses*                  0.63%   1.93%
 (including management fees, distribution or 12b-1 fees,
 and other expenses) before fee waivers and expense reimbursements

* Some of the Investment Options or their affiliates may also pay service fees to us or our affiliates. The amount of these fees may be different for each Investment Option. The maximum current fee is 0.25%. The amount of these fees, if deducted from Investment Option assets, is reflected in the above table and is disclosed in Appendix A. Appendix A also contains more details regarding the annual operating expenses for each of the Investment Options, including the amount and effect of any waivers and/or reimbursements.

EXAMPLES
The expenses for your Contract may be different from those shown in the examples below depending upon which Investment Option(s) you select and the benefits that apply.

These examples are intended to help you compare the cost of investing in a Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract Owner periodic expenses, and the annual operating expenses of the Investment Options before the effect of reimbursements and waivers.

You should not consider the examples below as a representation of past or future expenses. Actual expenses may be greater or less than those shown.

The entire $40 contract maintenance charge is deducted in the examples at the end of each year during the Accumulation Phase. Please note that this charge does not apply during the Accumulation Phase if your Rewards Value at the end of year is at least $75,000, or during the Annuity Phase if your Contract Value on the Income Date is at least $75,000.

Transfer fees may apply, but are not reflected in these examples.

For additional information, see section 7, Expenses.

         The Allianz Rewards[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

If you take a full withdrawal at the end of each time period, and assuming a $10,000 investment and a 5% annual return on your money, you may pay expenses as follows.
  a) Maximum charges* for a Contract that has the Enhanced GMDB and the PRIME Plus Benefit
  (which carries the highest Separate Account annual expense of 3.05%)
  b) Current charges for a Contract that has the Enhanced GMDB and the PRIME Plus Benefit
  (which carries a Separate Account annual expense of 2.60%).
  c) The Base Contract with the Traditional GMDB

  (which carries the lowest Separate Account annual expense of 1.70%).

TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES           1 YEAR 3 YEARS 5 YEARS 10 YEARS
BEFORE ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS OF:
                                                        a)  $1,388 $2,464  $3,491   $5,685
1.93% (the maximum Investment Option operating expense) b)  $1,344 $2,339  $3,292   $5,338
                                                        c)  $1,255 $2,082  $2,878   $4,589
                                                        a)  $1,260 $2,096  $2,902   $4,632
0.63% (the minimum Investment Option operating expense) b)  $1,216 $1,965  $2,688   $4,231
                                                        c)  $1,126 $1,697  $2,245   $3,366

In Connecticut and New Jersey the lower withdrawal charge would result in slightly lower expense examples.

If you do not take a full withdrawal or if you take a Full Annuitization** of the Contract at the end of each time period, and assuming a $10,000 investment and a 5% annual return on your money, you may pay expenses as follows.

TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES           1 YEAR 3 YEARS 5 YEARS 10 YEARS
BEFORE ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS OF:
                                                        a)   $538  $1,614  $2,691   $5,385
1.93% (the maximum Investment Option operating expense) b)   $494  $1,489  $2,492   $5,038
                                                        c)   $405  $1,232  $2,078   $4,289
                                                        a)   $410  $1,246  $2,102   $4,332
0.63% (the minimum Investment Option operating expense) b)   $366  $1,115  $1,888   $3,931
                                                        c)   $276   $847   $1,445   $3,066

* If you add the PRIME Plus Benefit to your Contract after the Issue Date, or if you reset the 7% AIA, your Separate Account annual expense may be less than this amount, but it cannot be greater than this amount.
**Traditional Annuity Payments are generally not available until after the second Contract Anniversary in most states. GMIB Payments are not available until ten Contract Years after: a) the date the PRIME Plus Benefit was added to your Contract, or b) after the date of any 7% AIA reset.

See Appendix B for condensed financial information regarding the Accumulation Unit values (AUVs) for the highest and lowest Separate Account annual expenses. See the appendix to the Statement of Additional Information for condensed financial information regarding the AUVs for other expense levels and for older Contracts that we no longer offer.

         The Allianz Rewards[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

1. THE VARIABLE ANNUITY CONTRACT
An annuity is a contract between you (the Owner), and an insurance company (in this case Allianz Life), where you make payments to us and, in turn, we promise to make regular periodic income payments (Annuity Payments) to the Payee.

The Contract is tax deferred. You generally are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. FOR QUALIFIED CONTRACTS, THE TAX DEFERRAL IS PROVIDED THROUGH COMPLIANCE WITH SPECIALIZED TAX-QUALIFICATION RULES, AND YOU DO NOT RECEIVE ANY ADDITIONAL TAX BENEFIT BY PURCHASING THE CONTRACT. HOWEVER, THE CONTRACT MAY OFFER OTHER FEATURES THAT MEET YOUR NEEDS. ACCORDINGLY, IF YOU ARE PURCHASING A QUALIFIED CONTRACT, YOU SHOULD CONSIDER PURCHASING THIS CONTRACT FOR ITS DEATH BENEFIT, ANNUITY BENEFITS AND OTHER NON-TAX DEFERRAL RELATED BENEFITS. PLEASE CONSULT A TAX ADVISER FOR INFORMATION SPECIFIC TO YOUR CIRCUMSTANCES TO DETERMINE WHETHER A QUALIFIED CONTRACT IS AN APPROPRIATE INVESTMENT FOR YOU.

The Contract has an Accumulation Phase and an Annuity Phase. You can take withdrawals from the Contract during the Accumulation Phase and subject to certain restrictions, you can make additional Purchase Payments.

The Accumulation Phase begins on the Issue Date and ends upon the earliest of the following.
o The Business Day before the Income Date if you take a Full
  Annuitization.
o The Business Day we process your request for a full withdrawal.
o Upon the death of any Owner (or the Annuitant if the Contract is owned by a non-individual), it will terminate on the Business Day we receive in good order at our Service Center, both due proof of death and an election of the death benefit payment option, unless the spouse of the deceased continues the Contract.

The Annuity Phase is the period during which we will make Annuity Payments from the Contract. Under all Contracts, Traditional Annuity Payments are available during the Annuity Phase. Traditional Annuity Payments must begin on a designated date (the Income Date) that is at least three years after your Issue Date. For Contracts with the PRIME Plus Benefit, you can request fixed Annuity Payments under the GMIB (GMIB Payments) beginning ten Contract Years after the date the PRIME Plus Benefit is added to your Contract, or ten years after the date of any 7% AIA reset. If you apply the entire Contract Value to Annuity Payments, we call that a Full Annuitization, and if you apply only part of the Contract Value to Annuity Payments, we call that a Partial Annuitization.* The maximum number of annuitizations you can have at any one time is five. Because the Contract allows Partial Annuitization, it is possible that some portion of the Contract will be in the Accumulation Phase and other portions will be in the Annuity Phase at the same time. The Annuity Phase begins on the Income Date (or the first Income Date if you take any Partial Annuitizations) and ends when all portion(s) of the Contract that you apply to Annuity Payments have terminated, as indicated in section 3, The Annuity Phase.

* GMIB Partial Annuitizations are based on the PB Value. They are not available after you exercise the GPWB, or if the PB Value is less than the Contract Value.

Your Investment Choices include the Investment Options and any available general account Investment Choice. You cannot invest in more than 15 Investment Options at any one time. Contracts with the PRIME Plus Benefit may be subject to restrictions on allocations and transfers into certain Investment Options (see the "Investment Option Allocation and Transfer Restrictions under the PRIME Plus Benefit" discussion in section 4, Protected Retirement Income Made Easy: The PRIME Plus Benefit). Depending upon market conditions, you can gain or lose value in the Contract based on the investment performance of the Investment Options. The Investment Options are designed to offer the opportunity for a better return than any available general account Investment Choice; however, this is not guaranteed. The amount of Contract Value you are able to accumulate in your Contract during the Accumulation Phase and the amount of any variable Traditional Annuity Payments we make during the Annuity Phase depend in large part upon the investment performance of any Investment Options you select.

We will not make any changes to your Contract without your permission except as may be required by law.

THE CONTRACT WILL TERMINATE WHEN:
o the Accumulation Phase has terminated,
o the Annuity Phase has terminated, and/or
o all applicable death benefit payments have been made.

         The Allianz Rewards[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

STATE SPECIFIC CONTRACT RESTRICTIONS
If you purchase a Contract, it will be subject to the law of the state in which it is issued. Some of the terms of your Contract may differ from the terms of a Contract delivered in another state because of state-specific legal requirements. Areas in which there may be state-specific Contract provisions may include the following.
o The withdrawal charge schedule.
o Availability of Investment Options, Annuity Options, endorsements, and/or riders.
o Free look rights.
o Selection of certain Income Dates.
o Restrictions on your ability to make additional Purchase Payments.
o Selection of certain assumed investment rates for variable Annuity
  Payments.
o Our ability to restrict transfer rights.

If you would like information regarding state-specific Contract provisions, you should contact your registered representative or contact our Service Center at the toll free number listed at the back of this prospectus.

OWNERSHIP

OWNER
You, as the Owner, have all the rights under the Contract. The Owner is designated at Contract issue. You can change Owners at any time subject to our approval. However, Qualified Contracts can only have one Owner and there may be Internal Revenue Service (IRS) or other restrictions on changing the ownership of a Qualified Contract. Upon our approval, any ownership change will become effective as of the date you sign the request. Changing ownership may be a taxable event. You should consult with your tax adviser before doing this.

JOINT OWNER
A Non-Qualified Contract can be owned by up to two Owners. Upon the death of either Joint Owner, the surviving Joint Owner will become the sole primary Beneficiary. We will then treat any other Beneficiary designation on record at the time of death as a contingent Beneficiary. You can change Joint Owners under the same conditions as described for an Owner. If a Contract has Joint Owners, we require the signature of both Owners on any forms that are submitted to our Service Center, unless we allow otherwise.

NOTE FOR PARTIAL ANNUITIZATIONS: Partial Annuitizations are not available to Joint Owners. There can be only one Owner, the Owner must be the Annuitant, and we will not allow the Owner to add a joint Annuitant.

ANNUITANT
The Annuitant is the individual on whose life we base Annuity Payments. Subject to our approval, you designate an Annuitant and you can add a joint Annuitant for the Annuity Phase if you take a Full Annuitization. You may change the Annuitant at any time before the Income Date unless the Contract is owned by a non-individual (for example, a qualified plan or trust). You cannot change the Annuitant if the Contract is owned by a non-individual, but you can add a joint Annuitant (subject to our approval) for the Annuity Phase if you take a Full Annuitization. For Qualified Contracts, the Owner must be the Annuitant unless the Contract is owned by a qualified plan or is part of a custodial arrangement.

DESIGNATING DIFFERENT PERSONS AS OWNER(S) AND ANNUITANT(S) CAN HAVE IMPORTANT IMPACTS ON WHETHER A DEATH BENEFIT IS PAID, AND ON WHO WOULD RECEIVE IT. USE CARE WHEN DESIGNATING OWNERS AND ANNUITANTS, AND CONSULT YOUR REGISTERED REPRESENTATIVE IF YOU HAVE QUESTIONS.

PAYEE
The Payee is the person or entity you designate (subject to our approval) to receive Annuity Payments during the Annuity Phase. The Owner will receive tax reporting on those payments. For Non-Qualified Contracts, an Owner or Annuitant can be the Payee, but it is not required. For Qualified Contracts owned by a qualified plan, the qualified plan must be the Payee. For all other Qualified Contracts, the Owner is not required to be the Payee, but the Owner cannot transfer or assign his or her rights under the Contract to someone else. If you do not designate a Payee by the Income Date, we will make Annuity Payments to the Owner unless the Contract is a Qualified Contract owned by a qualified plan. The Owner can change the Payee at any time, subject to our approval, provided that designation of a Payee is consistent with federal and state laws and regulations.

         The Allianz Rewards[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

BENEFICIARY
The Beneficiary is the person(s) or entity you designate at Contract issue to receive any death benefit. You can change the Beneficiary or contingent Beneficiary at any time before your death unless you name an irrevocable Beneficiary. If you do not designate a Beneficiary, any death benefit will be paid to your estate.

NOTE FOR JOINT OWNERS: For jointly owned Contracts, the sole primary Beneficiary will be the surviving Joint Owner. For Contracts that are jointly owned by spouses, if both spousal Joint Owners die before we pay the death benefit, we will pay the death benefit to the contingent Beneficiaries, or to the estate of the Joint Owner who died last if there are no named contingent Beneficiaries. However, for tax reasons, if the Joint Owners were not spouses and both Joint Owners die before we pay the death benefit, we will pay the death benefit to the estate of the Joint Owner who died last.

ASSIGNMENT OF A CONTRACT
An authorized request specifying the terms of an assignment of a Contract must be provided to our Service Center and approved by us. We will not be liable for any payment made or action taken before we record the assignment. An assignment may be a taxable event. We will not be responsible for the validity or tax consequences of any assignment. After the death benefit has become payable, an assignment can only be made with our consent. If the Contract is assigned, your rights may only be exercised with the consent of the assignee of record. Qualified Contracts generally cannot be assigned.

2. PURCHASE
PURCHASE PAYMENTS
A Purchase Payment is the money you put into the Contract. To purchase this Contract, all Owners and Annuitant(s) must be age 80 or younger on the Issue Date. The initial Purchase Payment is due on the Issue Date. The Purchase Payment requirements for this Contract are as follows.

o If you select the PRIME Plus Benefit, the minimum initial payment we will accept is $25,000 ($10,000 in the state of New Jersey). For all other Contracts, the minimum initial payment we will accept is $15,000.

o You can make additional Purchase Payments of $50 or more during the Accumulation Phase before you exercise the GPWB, if applicable.
o YOU CANNOT MAKE ANY ADDITIONAL PURCHASE PAYMENTS TO THE CONTRACT AFTER
  THE INCOME DATE THAT YOU TAKE A FULL ANNUITIZATION (INCLUDING A REQUIRED FULL ANNUITIZATION ON THE MAXIMUM PERMITTED INCOME DATE) OR AFTER YOU EXERCISE THE GPWB. IN CERTAIN STATES, ADDITIONAL PURCHASE PAYMENTS CAN ONLY BE MADE DURING THE FIRST CONTRACT YEAR OR MAY BE OTHERWISE RESTRICTED. (IN CONNECTICUT, NO PURCHASE PAYMENTS MAY BE MADE ON OR AFTER THE OLDER OWNER'S 81ST BIRTHDAY, OR THE ANNUITANT'S 81ST BIRTHDAY IF THE CONTRACT IS OWNED BY A NON-INDIVIDUAL).
o The maximum total amount we will accept without our prior approval is $1 million (including amounts already invested in other Allianz Life variable annuities).
o If we make this Contract available as an Inherited IRA, the death benefit proceeds of the previous tax-qualified investment must be directly transferred into this Contract (see section 9, Access to Your Money - The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments). A beneficiary can apply the death benefit proceeds from multiple tax-qualified investments that were owned by the same owner to the purchase of an Inherited IRA Contract. We will not accept any other forms of Purchase Payment on an Inherited IRA Contract. The death benefit proceeds cannot be received by the beneficiary and then applied to an Inherited IRA Contract. For more information on Inherited IRA Contracts, see section 8, Taxes - Qualified Contracts - Inherited IRA.

PURCHASE PAYMENTS TO QUALIFIED CONTRACTS MUST NOT BE GREATER THAN ALLOWED UNDER FEDERAL LAW AND MUST BE FROM EARNED INCOME OR A QUALIFIED TRANSFER. PURCHASE PAYMENTS TO QUALIFIED CONTRACTS OTHER THAN FROM A QUALIFIED TRANSFER MAY BE RESTRICTED AFTER THE OWNER REACHES AGE 70 1/2.

We may, at our sole discretion, waive the minimum Purchase Payment requirements. We reserve the right to decline any Purchase Payment.

         The Allianz Rewards[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

BONUS
We will credit each Purchase Payment we receive before the older Owner's 81st birthday (or the Annuitant's 81st birthday if the Contract is owned by a non-individual) with a bonus at the time it is received. During the first 90 days of your Contract, we will base the bonus rate on all net Purchase Payments (not including any bonus) received, which is the total amount of Purchase Payments received in the first 90 days of your Contract, less any withdrawals (but including any withdrawal charge) taken during this period. After this initial period, we will base the bonus rate on all net Purchase Payments (not including any bonus) received from the Issue Date until the time of the contribution. The bonus rates are as follows:

  NET PURCHASE PAYMENT   BONUS
 $0 - $24,999               4%
 $25,000 - $99,999          5%
 $100,000 - $999,999        6%
 $1,000,000 - $4,999,999    7%
 $5,000,000 +               8%

We will credit the bonus to your Contract subject to the following terms:
1)Bonus amounts are available for withdrawal, annuitization or payment of a death benefit only when such amounts become vested. The bonus only becomes part of any guaranteed benefits that are based on Contract Value as it becomes vested. You will not receive the amount of the bonus credited in any guaranteed benefits that are based on Purchase Payments. Any bonus amounts you receive during the first 90 days of your Contract will vest based on the date of the additional Purchase Payment to which they are applied. The vesting schedule is as follows:

          NUMBER OF COMPLETE          VESTING PERCENTAGE
 YEARS SINCE PURCHASE PAYMENT RECEIPT
                  0                                   0%
                  1                                  35%
                  2                                  70%
                   3+                               100%

2)We treat all bonus amounts and any gains or losses attributable to such amounts as earnings under the Contract and are treated as such for purposes of the withdrawal charge.
3)All gains and losses attributable to the bonus are part of your Contract Value and are always 100% vested.
4)If the Contract is owned by a non-individual, then we use the age of the Annuitant to determine whether a bonus applies.

We pay all bonus amounts from the general account assets of Allianz Life.

Contract charges are deducted from your Rewards Value. Therefore, your Contract incurs expenses on the total Contract Value and any unvested bonus amounts. If you cancel your Contract during the free look/right-to-examine period, or if you take a withdrawal, take a Full Annuitization, or when a death benefit is payable in the first three years from any Purchase Payment receipt date, you will forfeit all or some of your bonus. Since charges will have been assessed against the Rewards Value, it is possible that upon withdrawal, particularly in a declining market, you will receive less money back than you would have if you had not received the bonus or not purchased a bonus annuity. You may alleviate this risk by allocating the bonus amounts to the AZL Money Market Fund. If you select the AZL Money Market Fund for your bonus allocation, that will be the default allocation for the bonus unless otherwise specified. If you do not select the AZL Money Market Fund for your bonus allocation, then the bonus will be allocated the same way as the corresponding Purchase Payment. We expect to profit from certain charges assessed under the Contract (for example, the withdrawal charge and the mortality and expense risk charge) associated with the bonus.

NOTE: YOU WILL BE REQUIRED TO TAKE A FULL ANNUITIZATION OF YOUR CONTRACT ON OR BEFORE THE MAXIMUM PERMITTED INCOME DATE. (For more information see section 3, The Annuity Phase.) Upon such a Full Annuitization you will no longer have a Contract Value or Rewards Value and, therefore, any unvested bonus amounts will cease to exist.
         The Allianz Rewards[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

EXAMPLE
o You purchase the Contract with an initial Purchase Payment of $80,000.
  The bonus rate for this payment would be 5% and the bonus amount would be $4,000. This bonus will be completely vested on the third Contract Anniversary.
o 30 days later we receive a second Purchase Payment of $25,000. The bonus rate for this payment would be 6% and the bonus amount would be $1,500.
o At the time we receive your second payment, you would also receive an additional bonus of 1% (or $800) on your initial Purchase Payment because the second payment was received within the first 90 days of your Contract. The total bonus you would receive on your second Purchase Payment would be $2,300 and this bonus will become vested based on the date we receive your second Purchase Payment.

AUTOMATIC INVESTMENT PLAN (AIP)
The AIP is a program that allows you to make additional Purchase Payments to your Contract during the Accumulation Phase on a monthly or quarterly basis by electronic transfer of money from your savings, checking or brokerage account. You may participate in this program by completing the appropriate form. Our Service Center must receive your form by the first of the month in order for AIP to begin that same month. Investments will take place on the 20th of the month or the next Business Day if the 20th is not a Business Day. The minimum investment that you can make by AIP is $50. You may stop or change the AIP at any time. We must be notified by the first of the month in order to stop or change the AIP for that month. If the AIP is used for a Qualified Contract, you should consult your tax adviser for advice regarding maximum contributions. The AIP is not available if the Qualified Contract is funding a plan that is tax qualified under Section 401 of the Internal Revenue Code.

YOU CANNOT EXERCISE THE GPWB AND PARTICIPATE IN THE AIP AT THE SAME TIME. THE AIP WILL NO LONGER BE AVAILABLE TO YOU AFTER THE INCOME DATE ON WHICH YOU TAKE A FULL ANNUITIZATION.

ALLOCATION OF PURCHASE PAYMENTS
We do not currently accept allocation instructions from you via email, website, or other electronic communications. This service may be available to you in the future. When you purchase a Contract, we will allocate your initial Purchase Payment to the Investment Choices you selected according to your instructions. We ask that you allocate your money in whole percentages. Transfers of Contract Value between Investment Choices will not change the allocation instructions for any future additional Purchase Payments. You can instruct us how to allocate additional Purchase Payments you make. If you do not instruct us, we will allocate them according to your most recent allocation instructions. Contracts with the PRIME Plus Benefit may be subject to restrictions on allocations and transfers into certain Investment Options (see the "Investment Option Allocation and Transfer Restrictions Under the PRIME Plus Benefit" discussion in section 4, Protected Retirement Income Made Easy: The PRIME Plus Benefit).

If you select the AZL Money Market Fund for your bonus allocation, that will be the default allocation for the bonus unless otherwise specified. If you do not select the AZL Money Market Fund for your bonus allocation, then the bonus will be allocated the same way as the corresponding Purchase Payment.

You may provide us with new allocation instructions at any time without fee, penalty or other charge upon written notice or telephone instructions to our Service Center. The new allocation instructions will be effective for Purchase Payments received on or after the Business Day we receive your notice or instructions in good order at our Service Center. If you change your allocation instructions and you are participating in the automatic investment plan or the flexible rebalancing program, your allocation instructions must include directions for the plan/program.

We reserve the right to limit the number of Investment Options that you can invest in at any one time. Currently, you can invest in up to 15 of the Investment Options at any one time. We may change this in the future; however, we will always allow you to invest in at least five Investment Options.

Once we receive your initial Purchase Payment and the necessary information, we will issue the Contract and allocate your initial Purchase Payment within two Business Days. If you do not give us all of the information we need, we will contact you or your registered representative to get it. If for some reason we are unable to complete this process within five Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you make additional Purchase Payments, we will credit these amounts to the Contract within one Business Day. Our Business Day closes when regular trading on the New York Stock Exchange closes. If you submit a Purchase Payment and/or application to your registered representative, we will not begin processing the Purchase

         The Allianz Rewards[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

Payment until it is received at our Service Center. We consider a Purchase Payment to be "received" when it is received at our Service Center regardless of how or when you made the payment.


If mandated under applicable law, we may be required to reject a Purchase Payment. We also may be required to provide information about you or your Contract to government regulators. In addition, we may be required to block an Owner's Contract and thereby refuse any request for transfers, and refuse to pay any withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator.

TAX-FREE SECTION 1035 EXCHANGES
Subject to certain restrictions, you can make a "tax-free" exchange under
Section 1035 of the Internal Revenue Code for all or a portion of one annuity contract for another, or all of a life insurance policy for an annuity contract. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange a life insurance policy or annuity contract for the Contract described in this prospectus:
o you might have to pay a withdrawal charge on your previous contract,
o there will be a new withdrawal charge period for this Contract,
o other charges under this Contract may be higher (or lower),
o the benefits may be different, and
o you will no longer have access to any benefits from your previous contract.

If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax, including a possible federal penalty tax, on the exchange. You should not exchange an existing life insurance policy or another annuity contract for this Contract unless you determine that the exchange is in your best interest and not just better for the person trying to sell you the Contract (that person will generally earn a commission on each contract sale). IF YOU CONTEMPLATE SUCH AN EXCHANGE, YOU SHOULD CONSULT A TAX ADVISER TO DISCUSS THE POTENTIAL TAX EFFECTS OF SUCH A TRANSACTION.

FAXED APPLICATIONS
We will accept Contract applications delivered in writing and, in most states, we will accept applications via fax. It is important that you verify that we have received any faxed application you send. We are not liable for faxed transaction requests that were sent by you but not received by us. We will treat a manually signed faxed application as an application delivered in writing. Please note that fax communications may not always be available. Any fax system, whether it is ours, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should submit your application in writing to our Service Center. We reserve the right to discontinue or modify the faxed application privilege at any time and for any reason. We do not currently accept applications delivered via email or our website. This may be available in the future.

FREE LOOK/RIGHT TO EXAMINE
If you change your mind about owning the Contract, you can cancel it within ten days after receiving it (or the period required in your state). When you cancel the Contract within this time period, we will not assess a withdrawal charge. In most states, you will receive your Contract Value as of the day we receive your request. This may be more or less than your initial Purchase Payment. In certain states, or if you purchased this Contract as an IRA, we are required to refund your Purchase Payment (not including any bonus) less withdrawals if you decide to cancel your Contract within the free look period. In these instances, if you cancel your Contract you will receive the greater of Purchase Payments less withdrawals, or Contract Value. In cases where we are required to refund the Purchase Payment, we reserve the right to allocate your initial Purchase Payment (and any bonus) to the AZL Money Market Fund until the expiration of the free look period. At the end of that period, we will re-allocate your money as you selected. If we are required to refund the Purchase Payments and you cancel your Contract or we reject your application, you will receive the greater of Purchase Payments less withdrawals or Contract Value, regardless of how your Purchase Payments were allocated. For Owners in California age 60 or older, we are required to allocate your money to the AZL Money Market Fund during the free look period unless you specify otherwise on the appropriate form. The free look provision under the Contract is also called the right to examine.

         The Allianz Rewards[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

ACCUMULATION UNITS/COMPUTING THE CONTRACT VALUE
The Rewards Value (the Contract Value plus any unvested bonus amounts) in the subaccounts will go up or down based upon the investment performance of the Investment Option(s) you choose. Your Rewards Value will also be affected by the charges of the Contract and any interest you earn on any general account Investment Choices. In order to keep track of your Rewards Value in the Separate Account, we use a measurement called an Accumulation Unit. If you request variable Traditional Annuity Payments during the Annuity Phase of the Contract, we call this measurement an Annuity Unit.

When we receive a Purchase Payment, we credit your Contract with Accumulation Units for any portion of your Purchase Payment and bonus allocated to an Investment Option at the daily price next determined after receipt of the Purchase Payment at our Service Center. The daily purchase price is normally determined at the end of each Business Day, and any Purchase Payment received at or after the end of the current Business Day will receive the next Business Day's price. The Purchase Payments and bonus you allocate to the Investment Options are actually placed into subaccounts. Each subaccount invests exclusively in one Investment Option. We determine the number of Accumulation Units we credit to your Contract by dividing the amount of the Purchase Payment and bonus allocated to a subaccount by the value of the corresponding Accumulation Unit.

Every Business Day, we determine the value of an Accumulation Unit for each subaccount by multiplying the Accumulation Unit value for the previous Business Day by the net investment factor for the current Business Day. We determine the net investment factor by:
o dividing the net asset value of a subaccount at the end of the current Business Day by the net asset value of the subaccount at the end of the immediately preceding Business Day,
o adding any applicable dividends or capital gains, and
o multiplying this result by one minus the amount of the Separate Account annual expenses for the current Business Day, and any additional calendar days since the immediately preceding Business Day.

We calculate the value of each Accumulation Unit after regular trading on the New York Stock Exchange closes each Business Day. The value of an Accumulation Unit may go up or down from Business Day to Business Day. We calculate your Rewards Value in the Separate Account by multiplying the Accumulation Unit value in each subaccount by the number of Accumulation Units for each subaccount and then adding those results together. (For example, the Contract Value on any Contract Anniversary will reflect the number and value of the Accumulation Units at the end of the previous Business Day.)

EXAMPLE
* On Wednesday, we receive at our Service Center an additional Purchase Payment of $3,000 from you before the end of the Business Day.
* The bonus rate is 4%.
* When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit based on the Investment Option you chose is $13.25.

We then divide $3,120 ($3,000 Purchase Payment plus $120 bonus amount) by $13.25 and credit your Contract on Wednesday night with 235.47 subaccount Accumulation Units for the Investment Option you chose. If the $3,000 payment had been received at or after the end of the current Business Day, it would have received the next Business Day's price.

         The Allianz Rewards[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

3. THE ANNUITY PHASE
You can apply your Contract Value to regular periodic income payments (Annuity Payments). A Full Annuitization occurs when you apply the entire Contract Value to Annuity Payments. A Partial Annuitization occurs when you apply only part of your Contract Value to Annuity Payments.* The Payee will receive the Annuity Payments. You will receive tax reporting on those payments, however, whether or not you are the Payee. We may require proof of the Annuitant(s)' age before making any life contingent Annuity Payment. If the age or gender of the Annuitant(s) have been misstated, the amount payable will be the amount that would have been provided at the true age or gender.

* GMIB Partial Annuitizations are based on the PB Value. They are not available after you exercise the GPWB, or if the PB Value is less than the Contract Value. For more information, see section 4, Protected Retirement Income Made
  Easy: The PRIME Plus Benefit - PB Value.

NOTE: YOU WILL BE REQUIRED TO TAKE A FULL ANNUITIZATION OF YOUR CONTRACT ON OR BEFORE THE MAXIMUM PERMITTED INCOME DATE IF, AT THAT TIME, YOU HAVE NOT REDUCED YOUR CONTRACT VALUE TO ZERO. At our discretion, we may extend the maximum permitted Income Date subject to the requirements of applicable law. The maximum permitted Income Date may vary depending on the broker/dealer you purchase your Contract through and your state of residence. UPON FULL ANNUITIZATION YOU WILL NO LONGER HAVE A CONTRACT VALUE, ANY PERIODIC WITHDRAWAL OR INCOME PAYMENTS OTHER THAN ANNUITY PAYMENTS (WHICH INCLUDES GPWB PAYMENTS) WILL STOP, AND THE DEATH BENEFIT WILL TERMINATE. If you have not selected an Annuity Option we will make payments under the default option described in the "Annuity Payments" discussion of this section.

INCOME DATE
The Income Date is the date Annuity Payments (GMIB Payments and/or Traditional Annuity Payments) will begin. Your Income Date is specified in your Contract as the maximum permitted date allowed for your Contract, which is the first day of the calendar month following the later of: a) the Annuitant's 90th birthday, or
b) ten years from the Issue Date. This limitation may not apply when the Contract is issued to a charitable remainder trust. You can make an authorized request for a different Income Date after the Issue Date, however, any such request is subject to our approval. Your Income Date must be the first day of a calendar month and must be at least three years after the Issue Date. To receive the annuity income protection of the GMIB, your Income Date must be within 30 days following a Contract Anniversary beginning ten Contract Years after the date the PRIME Plus Benefit is added to your Contract, or ten Contract Years after the date of any 7% AIA reset (and certain other conditions must also be met). The Income Date will never be later than what is permitted under applicable law. An earlier Income Date may be required to satisfy minimum required distribution rules under certain Qualified Contracts.

PARTIAL ANNUITIZATION
PARTIAL ANNUITIZATIONS ARE NOT AVAILABLE TO EVERYONE. THERE CAN BE ONLY ONE OWNER, THE OWNER MUST BE THE ANNUITANT, AND WE WILL NOT ALLOW THE OWNER TO ADD A JOINT ANNUITANT.

You can take Partial Annuitizations as Traditional Annuity Payments after the third Contract Anniversary, and/or as GMIB Payments (if applicable) beginning ten Contract Years after the date the PRIME Plus Benefit is added to your Contract, or after the date of any 7% AIA reset. However, if your Contract includes the PRIME Plus Benefit, you cannot take a Partial Annuitization after you exercise the GPWB, and you cannot take a GMIB Partial Annuitization if the PB Value is less than the Contract Value. Partial Annuitizations are also not available after you take a Full Annuitization. If you take a Full Annuitization, the Accumulation Phase of the Contract will end.

You can take one Partial Annuitization every 12 months. THE MAXIMUM NUMBER OF ANNUITIZATIONS WE ALLOW AT ANY ONE TIME IS FIVE. We do not allow you to allocate additional Contract Value (or PB Value) to an existing stream of Annuity Payments. You also cannot transfer any amounts allocated to a stream of Annuity Payments to any other portion of the Contract. If you have four Partial Annuitizations and you would like to take a fifth, you must take a Full Annuitization and apply the entire remaining Contract Value to Annuity Payments, and the Accumulation Phase of the Contract will end. The amounts you apply to a Partial Annuitization and Annuity Payments we make under a Partial Annuitization are not subject to the withdrawal charge.

         The Allianz Rewards[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

A Partial Annuitization will decrease the Contract Value, the Withdrawal Charge Basis, the GMDB value, and for Contracts with the PRIME Plus Benefit, it will also decrease the PB Value. This will decrease the amounts available for withdrawals (including GPWB Payments), additional Annuity Payments (including GMIB Payments), and payment of the death benefit. The type of Annuity Payments (traditional or GMIB) you request under a Partial Annuitization will reduce the PB Value and GMDB values differently. For more information, see the discussion of the PB Value in section 4, Protected Retirement Income Made Easy: The PRIME Plus Benefit; section 7, Expenses - Withdrawal Charge; and see the discussion of the GMDB that applies to your Contract in section 11, Death Benefit.

FOR TAX PURPOSES, ANNUITY PAYMENTS WE MAKE UNDER A PARTIAL ANNUITIZATION WILL BE TREATED AS PARTIAL WITHDRAWALS AND NOT AS ANNUITY PAYMENTS. However, once the entire Contract Value has been reduced to zero, we intend to treat all Annuity Payments we make after that as annuity payments (and not withdrawals) for tax purposes. If you take a Partial Annuitization(s) and subsequently take a full withdrawal of the entire remaining Contract Value, all Annuity Payments we make on or after the Business Day you take the withdrawal, should be treated as annuity payments (and not withdrawals) for tax purposes.

If the Annuity Payments we make are treated as withdrawals (and not annuity payments) for tax purposes, under Non-Qualified Contracts, any gains in the entire Contract will be considered to be distributed before Purchase Payments and will be subject to ordinary income tax. For Qualified Contracts, in most cases, the entire Annuity Payment we make under a Partial Annuitization will be subject to ordinary income taxes. If any Owner is younger than age 59 1/2, the taxable portion of the Annuity Payments we make under a Partial Annuitization may also be subject to a 10% federal penalty tax. Partial Annuitizations may also affect the tax treatment of any future Annuity Payments. YOU SHOULD CONSULT A TAX ADVISER BEFORE REQUESTING A PARTIAL ANNUITIZATION.

ANNUITY OPTIONS
You can choose one of the income plans (Annuity Options) described below or any other payment option to which we agree. Before the Income Date, you can select and/or change the Annuity Option with at least 30 days written notice to us. After Annuity Payments begin, you cannot change the Annuity Option.

Annuity Payments will usually be lower if you select an Annuity Option that requires us to make more frequent Annuity Payments or to make payments over a longer period of time. For example, the guaranteed initial monthly fixed payout rates under Annuity Option 4 with a guarantee period of 20 years or more are the lowest fixed rates we offer, and the guaranteed initial monthly fixed payout rates under Annuity Option 1 are the highest fixed rates we offer. Annuity Payments will also be lower if you request Annuity Payments at an early age (for example, when the Annuitant is age 50) as opposed to waiting until the Annuitant is older (for example, when the Annuitant is age 70).

OPTION 1. LIFE ANNUITY. We will make Annuity Payments during the life of the Annuitant, and the last payment will be the one that is due before the Annuitant's death. If the Annuitant dies shortly after the Income Date, the Payee may receive less than your investment in the Contract.

OPTION 2. LIFE ANNUITY WITH PAYMENTS OVER 10, 15 OR 20 YEARS GUARANTEED. We will make Annuity Payments during the life of the Annuitant. If you take one single Full Annuitization and the Annuitant dies before the end of the selected guaranteed period, we will continue to make Annuity Payments to the Payee for the rest of the guaranteed period. Alternatively, the Owner may elect to receive a lump sum payment. Under a Partial Annuitization, if the Annuitant dies before the end of the selected guaranteed period, we will make a lump sum payment to the Beneficiary. The lump sum payment is equal to the present value of the remaining guaranteed Annuity Payments as of the date we receive proof of the Annuitant's death and a payment election form at our Service Center. For variable Traditional Annuity Payments, in most states, we base the remaining guaranteed Traditional Annuity Payments on the current value of the Annuity Units and we use the assumed investment rate to calculate the present value. For fixed payouts, in most states, we calculate the present value of the remaining guaranteed Annuity Payments using the Statutory Calendar Year Interest Rate based on the NAIC Standard Valuation Law for Single Premium Immediate Annuities corresponding to the Income Date. However, some states require us to use different interest rates for variable and fixed payouts for the present value calculation. We require proof of the Annuitant's death and return of the Contract before we will make any lump sum payment. There are no additional costs associated with a lump sum payment.

         The Allianz Rewards[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. We will make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant at a level of 100%, 75% or 50% of the previous amount, as selected by the Owner. Annuity Payments will stop with the last payment that is due before the last surviving joint Annuitant's death. If both Annuitants die shortly after the Income Date, the Payee may receive less than your investment in the Contract. This Annuity Option is not available to you under a Partial Annuitization.

OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH PAYMENTS OVER 10, 15 OR 20 YEARS GUARANTEED. We will make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments will continue to the Payee during the lifetime of the surviving joint Annuitant at 100% of the amount that was paid when both Annuitants were alive. However, if both joint Annuitants die before the end of the selected guaranteed period, we will continue to make Annuity Payments to the Payee for the rest of the guaranteed period. Alternatively, the Owner may elect to receive a lump sum payment equal to the present value of the remaining guaranteed Annuity Payments as of the date we receive proof of the last surviving joint Annuitant's death and a payment election form at our Service Center. For variable Traditional Annuity Payments, in most states, we base the remaining guaranteed Traditional Annuity Payments on the current value of the Annuity Units and we use the assumed investment rate to calculate the present value. For fixed payouts, in most states, we calculate the present value of the remaining guaranteed Annuity Payments using the Statutory Calendar Year Interest Rate based on the NAIC Standard Valuation Law for Single Premium Immediate Annuities corresponding to the Income Date. However, some states require us to use different interest rates for variable and fixed payouts for the present value calculation. We require proof of death of both joint Annuitants and return of the Contract before we will make any lump sum payment. There are no additional costs associated with a lump sum payment. This Annuity Option is not available to you under a Partial Annuitization.

OPTION 5. REFUND LIFE ANNUITY. We will make Annuity Payments during the lifetime of the Annuitant, and the last payment will be the one that is due before the Annuitant's death. After the Annuitant's death, the Payee may receive a lump sum refund. For a fixed payout, the amount of the refund will equal the amount applied to this Annuity Option minus the total of all Annuity Payments made under this option.

For variable Traditional Annuity Payments, the amount of the refund will depend on the current Investment Option allocation and will be the sum of refund amounts attributable to each Investment Option. We calculate the refund amount for a given Investment Option using the following formula.

(A) x {[(B) x (C) x (D)/(E)] - [(D) x (F)]}

where:
  (A)= Annuity Unit value of the subaccount for that given Investment Option when due proof of the Annuitant's death is received at our Service Center.
  (B)= The amount applied to variable Traditional Annuity Payments on the Income Date.
  (C)= Allocation percentage in a given subaccount (in decimal form) when due proof of the Annuitant's death is received at our Service Center.
  (D)= The number of Annuity Units used in determining each variable Traditional Annuity Payment attributable to that given subaccount when due proof of the Annuitant's death is received at our Service Center.
  (E)= Dollar value of first variable Traditional Annuity Payment.
  (F)= Number of variable Traditional Annuity Payments made since the Income
       Date.

We will base this calculation upon the allocation of Annuity Units actually in-force at the time due proof of the Annuitant's death is received at our Service Center. We will not pay a refund if the total refund determined using the above calculation is less than or equal to zero.

         The Allianz Rewards[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

EXAMPLE
o The Contract has one Owner who is a 65-year-old male. He elects variable Annuity Payments under Annuity Option 5 based on a Contract Value of $100,000 (item "B").
o The Owner who is also the Annuitant allocates all the Contract Value to one Investment Option, so the allocation percentage in this subaccount is 100% (item "C").
o The purchase rate for the selected assumed investment rate is $6.15 per month per thousand dollars of Contract Value annuitized. Therefore, the first variable Annuity Payment is: $6.15 x ($100,000 / $1,000) = $615 (item "E").
o Assume the Annuity Unit value on the Income Date is $12, then the number of Annuity Units used in determining each Annuity Payment is: $615 / $12 =
  51.25 (item "D").
o The Owner who is also the Annuitant dies after receiving 62 Annuity
  Payments (item "F") and the Annuity Unit value for the subaccount on the date the Service Center receives due proof of death is $15 (item "A").

WE CALCULATE THE REFUND AS FOLLOWS:
(A) x {[(B) x (C) x (D)/(E)] - [(D) x (F)]} = 15 x {[100,000 x 1.00 x (51.25 /
615)] - [51.25 x 62]} =

15 x {[100,000 x 0.083333] - 3,177.50} = 15 x {8,333.33 - 3,177.50} = 15 x
5,155.83 = $77,337.50

NOTE FOR CONTRACTS ISSUED IN OREGON: LIQUIDATIONS ARE AVAILABLE UNDER ANNUITY OPTION 2 (LIFE ANNUITY WITH PAYMENTS OVER 10, 15 OR 20 YEARS GUARANTEED) AND ANNUITY OPTION 4 (JOINT AND LAST SURVIVOR WITH PAYMENTS OVER 10, 15 OR 20 YEARS GUARANTEED) IF YOU SELECT VARIABLE TRADITIONAL ANNUITY PAYMENTS. While an Annuitant is alive and the number of variable Traditional Annuity Payments made is less than the guaranteed number of payments elected, you may request a partial withdrawal (partial liquidation) of up to 75% of the total liquidation value, less any previously liquidated amounts. The total liquidation value is equal to the present value of the remaining guaranteed variable Traditional Annuity Payments, to the end of the guaranteed period, using the selected assumed investment rate as the interest rate for the present value calculation. The minimum amount that you can liquidate is $500, or the remaining portion of the total liquidation value available (whichever is less). We will process partial liquidations within seven days after your written request is received in good order at our Service Center. After a partial liquidation, we will reduce the subsequent variable Traditional Annuity Payments during the remaining guaranteed period by the percentage of liquidation value withdrawn. After we have made the guaranteed number of variable Traditional Annuity Payments, we will restore the number of Annuity Units used in calculating the variable Traditional Annuity Payments to their original values as if no liquidation had taken place.

OPTION 6. SPECIFIED PERIOD CERTAIN ANNUITY. THIS OPTION IS GENERALLY ONLY AVAILABLE AS A TEN-YEAR OR MORE PERIOD CERTAIN FOR GMIB PAYMENTS. HOWEVER, IN FLORIDA, IT IS ALSO AVAILABLE FOR FIXED TRADITIONAL ANNUITY PAYMENTS BASED ON YOUR CONTRACT VALUE. Under this option, we will make Annuity Payments for a specified period of time. You select the specified period, which must be a whole number of years from ten to 30. If the last Annuitant dies before the end of the specified period certain, then we will continue to make Annuity Payments to the Payee for the rest of the period certain. This Annuity Option is not available to you under a Partial Annuitization.

NOTE FOR OWNERS THAT ARE YOUNGER THAN AGE 59 1/2: Your Annuity Payments under Annuity Option 6 may be subject to a 10% federal penalty tax if the specified period certain you select is less than your life expectancy.

TRADITIONAL ANNUITY PAYMENTS
Annuity Payments offer a guaranteed income stream with certain tax advantages and are designed for Owners who are not concerned with continued access to Contract Value.

You can request Traditional Annuity Payments under Annuity Options 1-5 as:
o a variable payout,
o a fixed payout, or
o a combination of both.

Annuity Option 6 is generally only available as a ten-year or more period certain for GMIB Payments. However, in Florida, Annuity Option 6 is also available for fixed Traditional Annuity Payments based on your Contract Value.

If you do not choose an Annuity Option before the Income Date, we will make variable Traditional Annuity Payments to the Payee under Annuity Option 2 with ten years of guaranteed monthly payments.

         The Allianz Rewards[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

Under a fixed payout, all of the Annuity Payments will be the same dollar amount (equal installments) except as provided under Annuity Option 3. If you choose variable Traditional Annuity Payments, you can continue to invest in up to 15 of the available Investment Options. We may change this in the future, but we will always allow you to invest in at least five Investment Options. If you do not tell us otherwise, we will base variable Traditional Annuity Payments on the investment allocations that were in place on the Income Date. Currently, it is our business practice that the initial Traditional Annuity Payment exceed $50. We will contact you to discuss alternate payment arrangements if the initial Traditional Annuity Payment would be $50 or less. Guaranteed fixed Traditional Annuity Payments are based on an interest rate and mortality table specified in your Contract. The payout rates for fixed Traditional Annuity Payments provided by your Contract are guaranteed and in no event will we use lower fixed payout rates to calculate your fixed Traditional Annuity Payments. However, we may use higher fixed payout rates to calculate fixed Traditional Annuity Payments than the guaranteed rates provided by your Contract.

If you choose to have any portion of the Traditional Annuity Payments based on the investment performance of the Investment Option(s), the dollar amount of the payments will depend upon the following factors.
o The Contract Value on the Income Date.
o The age of the Annuitant and any joint Annuitant on the Income Date.
o The gender of the Annuitant and any joint Annuitant, where permitted.
o The Annuity Option you select.
o The assumed investment rate (AIR) you select.
o The mortality table specified in the Contract.
o The future performance of the Investment Option(s) you select.

The AIR is 5%. We may agree with you to use a different value, however, the AIR will never exceed 7%. The 7% AIR is not available in all states. Using a higher AIR results in a higher initial variable Traditional Annuity Payment, but later payments will increase more slowly when investment performance rises and decrease more rapidly when investment performance declines. If the actual performance of your Investment Options exceeds the AIR you selected, the variable Traditional Annuity Payments will increase. Similarly, if the actual performance is less than the AIR you selected, the variable Traditional Annuity Payments will decrease.

EACH PORTION OF THE CONTRACT THAT YOU APPLY TO TRADITIONAL ANNUITY PAYMENTS WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.
o Under Annuity Options 1 and 3, the death of the last surviving
  Annuitant.
o Under Annuity Options 2 and 4, the death of the last surviving Annuitant and expiration of the guaranteed period. If we make a lump sum payment of the remaining guaranteed Traditional Annuity Payments at the death of the last surviving Annuitant, this portion of the Contract will terminate upon payment of the lump sum.
o Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.
o Under Annuity Option 6, the expiration of the specified period certain.
o Contract termination.

         The Allianz Rewards[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

4. PROTECTED RETIREMENT INCOME MADE EASY: THE PRIME PLUS BENEFIT
THE PRIME PLUS BENEFIT IS NOT AVAILABLE IN THE STATE OF OREGON.

The PRIME Plus Benefit provides a guaranteed minimum fixed income stream and is designed for Owners who want flexibility in the way they access income and can wait at least ten years before taking income.

The PRIME Plus Benefit includes a GMIB and GPWB and carries an additional M&E charge. We calculate the additional M&E charge as discussed in section 7, Expenses - Separate Account Annual Expenses. These benefits are provided as a package and are not available individually. The additional M&E charge for the PRIME Plus Benefit will reduce the performance of your selected Investment Options, and in the long term may provide less Contract Value to you than would otherwise be available from the same Contract without the PRIME Plus Benefit. THE PRIME PLUS BENEFIT DOES NOT CREATE CONTRACT VALUE OR GUARANTEE THE PERFORMANCE OF ANY INVESTMENT OPTION.

We designed the PRIME Plus Benefit to give you options for turning your accumulated retirement assets into a stream of retirement income. The GMIB provides a guaranteed minimum fixed income in the form of Annuity Payments (GMIB Payments). Depending on the Annuity Option you select, the GMIB can provide guaranteed lifetime income, but if the Annuitant(s) die shortly after the Income Date, the Payee may receive less than your investment in the Contract. The GPWB provides a guaranteed minimum amount of income in the form of annual partial withdrawals (GPWB Payments). However, GPWB Payments are not guaranteed for life and you could outlive your payment stream. You must wait ten complete Contract Years after the date the PRIME Plus Benefit is added to your Contract, or ten complete Contract Years after the date of any 7% AIA reset, before you can exercise a GMIB or GPWB and they can only be exercised within 30 days after a Contract Anniversary. Bonus amounts do not become part of the PB Value that is based on Contract Value until they are vested. You will not receive the amount of the bonus credited on the parts of the PB Value that are based on Purchase Payments.

BECAUSE THE PRIME PLUS BENEFIT CARRIES A HIGHER CONTRACT EXPENSE IT MAY NOT BE APPROPRIATE IF YOU:
o DO NOT INTEND TO EXERCISE EITHER THE GMIB OR GPWB,
o DO NOT INTEND TO HOLD THE CONTRACT FOR THE ENTIRE TEN YEAR WAITING
  PERIOD, OR
o INTEND TO TAKE A FULL ANNUITIZATION BEFORE THE END OF THE TEN YEAR
  WAITING PERIOD.

IF YOUR CONTRACT INCLUDES THE PRIME PLUS BENEFIT AND YOU DO NOT EXERCISE EITHER THE GMIB OR GPWB, YOU WILL HAVE INCURRED HIGHER CONTRACT EXPENSES WITHOUT RECEIVING ANY ADVANTAGE FROM THE PRIME PLUS BENEFIT. BE SURE TO DISCUSS WITH YOUR REGISTERED REPRESENTATIVE WHETHER OR NOT THE PRIME PLUS BENEFIT IS APPROPRIATE FOR YOUR SITUATION.

CONTRACTS WITH THE PRIME PLUS BENEFIT MAY ALSO BE SUBJECT TO RESTRICTIONS ON ALLOCATIONS AND TRANSFERS INTO CERTAIN INVESTMENT OPTIONS. THESE RESTRICTIONS ARE EFFECTED TO SUPPORT THE GUARANTEES PROVIDED BY THE PRIME PLUS BENEFIT, AND NOT TO MEET ANY OWNER'S INVESTMENT OBJECTIVES. TO THE EXTENT THAT THESE RESTRICTIONS LIMIT YOUR INVESTMENT FLEXIBILITY, YOU MAY NOT BE ABLE TO FULLY PARTICIPATE IN ANY UPSIDE POTENTIAL RETURNS AVAILABLE FROM THE INVESTMENT OPTIONS, AND YOUR CONTRACT VALUE MAY POTENTIALLY BE LESS THAN THE CONTRACT VALUE YOU WOULD HAVE HAD WITHOUT THE PRIME PLUS BENEFIT.

         The Allianz Rewards[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

ADDING THE PRIME PLUS BENEFIT TO YOUR CONTRACT
The PRIME Plus Benefit is available for selection ONCE before the older Owner's 76th birthday (or the Annuitant's 76th birthday if the Contract is owned by a non-individual). YOU CANNOT ADD THE PRIME PLUS BENEFIT TO A CONTRACT AFTER THE OLDER OWNER REACHES AGE 76. The PRIME Plus Benefit may not be appropriate for Owners who are nearing age 75 because benefit values are limited after age 81. You can select the PRIME Plus Benefit at Contract issue, or after the Issue Date you can select it within 30 days before a Contract Anniversary by completing the appropriate form. We will process your request to add the PRIME Plus Benefit after the Issue Date on the Contract Anniversary* that occurs after we receive your request in good order at our Service Center and the rider effective date will be that Contract Anniversary. If you add the PRIME Plus Benefit to your Contract after the Issue Date, on the rider effective date we will increase the M&E charge by the additional M&E charge for the PRIME Plus Benefit that is in effect for a newly issued Contract as of the rider effective date. We guarantee that it will not be more than the maximum M&E charge for Contracts with the PRIME Plus Benefit that is set forth in the Fee Tables. Because we change the M&E charge, we will change the number of Accumulation Units so that the Contract Value on the rider effective date will remain the same. Because the performance of the Investment Options causes the Accumulation Unit values to fluctuate, the adjustment to the number of Accumulation Units may be positive or negative.

* Or on the next Business Day if the Contract Anniversary is not a Business Day.

NOTE FOR CONTRACTS ISSUED IN PENNSYLVANIA: The PRIME Plus Benefit rider has a ten-day right-to-examine period. If you change your mind about the PRIME Plus Benefit, you can remove it from your Contract within ten days after receiving the rider. If you remove the PRIME Plus Benefit rider from your Contract, we will treat the rider as if we had never issued it and it will no longer be available for future selection.

REMOVING THE PRIME PLUS BENEFIT FROM YOUR CONTRACT
You can elect to remove the PRIME Plus Benefit from the Contract after selecting it any time before you exercise the GMIB or the GPWB. YOU CANNOT REMOVE THE PRIME PLUS BENEFIT AFTER YOU EXERCISE THE GMIB OR THE GPWB AND IF YOU REMOVE THE PRIME PLUS BENEFIT FROM THE CONTRACT IT WILL NO LONGER BE AVAILABLE FOR FUTURE SELECTION. You can request the removal of the PRIME Plus Benefit within 30 days before a Contract Anniversary by completing the appropriate form. We will process your request on the Contract Anniversary* that occurs immediately after we receive your request in good order at our Service Center. If you remove the PRIME Plus Benefit from your Contract, we will decrease the M&E charge to equal the charge shown in the Fee Table for a Contract with your selected death benefit as of the rider removal date. Because we decrease the M&E charge, we will change the number of Accumulation Units so that the Contract Value on the rider removal date will remain the same. Because the performance of the Investment Options causes the Accumulation Unit values to fluctuate, the adjustment to the number of Accumulation Units may be positive or negative.

* Or on the next Business Day if the Contract Anniversary is not a Business Day.

Although you cannot remove the PRIME Plus Benefit from your Contract after you exercise the GPWB or GMIB, you can terminate the GPWB by electing to stop GPWB Payments and instead do one of the following.
o Take an Excess Withdrawal of the entire Contract Value, less any withdrawal charge (available at any time).
o Request Traditional Annuity Payments under a Full Annuitization based on the entire Contract Value (available at any time).
o Request GMIB Payments under a Full Annuitization based on the entire remaining PB Value (only available within 30 days following a Contract Anniversary and before we make the next GPWB Payment).

If you take an Excess Withdrawal of the entire Contract Value, the Contract will terminate and you may receive less money than you would have received under the GPWB. If you request fixed Traditional Annuity Payments or GMIB Payments, the GPWB will terminate and we will no longer assess the Separate Account annual expense on that portion of the Contract. If you request variable Traditional Annuity Payments, the GPWB will terminate and we will reduce the Separate Account annual expense to 1.70% on that portion of the Contract.

         The Allianz Rewards[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

Although you can elect to stop GPWB Payments, you cannot elect to stop GMIB Payments. If you do elect to stop GPWB Payments:
o the GPWB will terminate,
o the Accumulation Phase of the Contract will end,
o the GMDB will terminate, and
o if you request Annuity Payments, that portion of the Contract will terminate as indicated in section 3, The Annuity Phase.

INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS UNDER THE PRIME PLUS BENEFIT
THESE RESTRICTIONS WILL APPLY TO CONTRACTS WITH THE PRIME PLUS BENEFIT AS DESCRIBED BELOW. BY ELECTING THE PRIME PLUS BENEFIT, YOU ARE CONSENTING TO HAVE US REALLOCATE YOUR CONTRACT VALUE IN ACCORDANCE WITH THE PROCEDURES DESCRIBED IN THIS SECTION AND IN YOUR CONTRACT.

Contracts with the PRIME Plus Benefit may be subject to restrictions on allocations of Purchase Payments and transfers of Contract Value into certain Investment Options. THESE RESTRICTIONS ARE EFFECTED TO SUPPORT THE GUARANTEES PROVIDED BY THE PRIME PLUS BENEFIT, AND NOT TO MEET ANY OWNER'S INVESTMENT OBJECTIVES. TO THE EXTENT THAT THESE RESTRICTIONS LIMIT YOUR INVESTMENT FLEXIBILITY, YOU MAY NOT BE ABLE TO FULLY PARTICIPATE IN ANY UPSIDE POTENTIAL RETURNS AVAILABLE FROM THE INVESTMENT OPTIONS, AND YOUR CONTRACT VALUE MAY POTENTIALLY BE LESS THAN THE CONTRACT VALUE YOU WOULD HAVE HAD WITHOUT THE PRIME PLUS BENEFIT.

Under Contracts with the PRIME Plus Benefit, we will restrict your selection of certain Investment Options and the percentage of Contract Value that you can have in certain Investment Options if any of the following limits on volatility or risk are triggered in regard to aggregate Owner assets in the Investment Options held by Contracts with the PRIME Plus Benefit:
o the average one year volatility* is greater than 15%.
o the average three year volatility* is greater than 15%.
o the average one year risk** is greater than 75%.
o the average three year risk** is greater than 75%.

* As measured by standard deviation. This means that if the standard deviation in regard to aggregate Owner assets in the Investment Options held by Contracts with the PRIME Plus Benefit is greater than 0.15, this limit will be exceeded.
**As measured by the beta compared to the Standard & Poor's[{R}]
  500 Composite Price Index (S&P 500[{R}]). This means that if the beta in regard to aggregate Owner assets in the Investment Options held by Contracts with the PRIME Plus Benefit as compared to the S&P
  500[{R}] is greater than 0.75, this limit will be exceeded.

We will monitor these limits on volatility and risk on the first of each calendar month, or the next Business Day if the first is not a Business Day. If any of these limits are triggered, we will notify you and restrict future allocations and transfers as follows:
o GROUP A INVESTMENT OPTIONS WILL NO LONGER BE AVAILABLE TO YOU, AND
o YOU CANNOT HAVE MORE THAN 70% OF YOUR TOTAL CONTRACT VALUE IN THE GROUP
  B INVESTMENT OPTIONS.

                          GROUP A INVESTMENT OPTIONS
 AZL Columbia Technology Fund AZL Schroder Emerging Markets Equity Fund
 AZL Davis NY Venture Fund    AZL Schroder International Small Cap Fund
 AZL OCC Opportunity Fund     PIMCO VIT CommodityRealReturn Strategy Portfolio

         The Allianz Rewards[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

                                                GROUP B INVESTMENT OPTIONS
AZL AIM International Equity Fund         AZL Small Cap Stock Index Fund
AZL BlackRock Capital Appreciation Fund   AZL TargetPLUS Equity Fund
AZL BlackRock Growth Fund                 AZL Turner Quantitative Small Cap Growth Fund
AZL Columbia Mid Cap Value Fund           AZL Van Kampen Comstock Fund
AZL Columbia Small Cap Value Fund         AZL Van Kampen Global Real Estate Fund
AZL Dreyfus Equity Growth Fund            AZL Van Kampen Mid Cap Growth Fund
AZL First Trust Target Double Play Fund   Davis VA Financial Portfolio
AZL Fusion Growth Fund                    Franklin Growth and Income Securities Fund
AZL Fusion Moderate Fund                  Franklin Small-Mid Cap Growth Securities Fund
                                          Franklin Small Cap Value Securities Fund
AZL JPMorgan Large Cap Equity Fund        OpCap Mid Cap Portfolio
AZL NACM International Fund               Oppenheimer Global Securities Fund/VA
                                          Templeton Foreign Securities Fund
AZL Oppenheimer Global Fund               Templeton Growth Securities Fund
AZL Oppenheimer International Growth Fund
AZL PIMCO Fundamental IndexPLUS Total Return Fund


Group C Investment Options will be available for any amount of Contract Value whether or not the limits are triggered.


                                                     GROUP C INVESTMENT OPTIONS
                                                  BlackRock Global Allocation V.I. Fund
                                                  Davis VA Value Portfolio
AZL Davis NY Venture Fund                         Franklin Global Real Estate Securities Fund
AZL Franklin Small Cap Value Fund                 Franklin High Income Securities Fund
                                                  Franklin Income Securities Fund
                                                  Franklin Large Cap Growth Securities Fund
AZL Fusion Balanced Fund                          Franklin Rising Dividends Securities Fund
                                                  Franklin Templeton VIP Founding Funds Allocation Fund
AZL Jennison 20/20 Focus Fund                     Franklin U.S. Government Fund
AZL JPMorgan U.S. Equity Fund                     Franklin Zero Coupon Fund 2010
AZL Legg Mason Growth Fund                        Mutual Global Discovery Securities Fund
                                                  Mutual Shares Securities Fund
AZL Money Market Fund                             Oppenheimer High Income Fund/VA
AZL S&P 500 Index Fund                            Oppenheimer Main Street Fund[{R}]/VA
AZL Schroder Emerging Markets Equity Fund         PIMCO VIT All Asset Portfolio
AZL TargetPLUS Balanced Fund                      PIMCO VIT Emerging Markets Bond Portfolio
AZL TargetPLUS Growth Fund                        PIMCO VIT Global Bond Portfolio (Unhedged)
AZL TargetPLUS Moderate Fund
AZL Van Kampen Equity and Income Fund             PIMCO VIT High Yield Portfolio
AZL Van Kampen Global Franchise Fund              PIMCO VIT Real Return Portfolio
AZL Van Kampen Growth and Income Fund             PIMCO VIT StocksPLUS[{R}] Growth and Income Portfolio
                                                  PIMCO VIT Total Return Portfolio
                                                  Seligman Smaller-Cap Value Portfolio
                                                  SP International Growth Portfolio
                                                  SP Strategic Partners Focused Growth Portfolio
                                                  Templeton Global Bond Securities Fund


If any of the volatility or risk limits are triggered, we will send you written notice at least 30 days before implementing any restrictions. At that time, we will ask you to reallocate any Contract Value you have in the Group A Investment Options, and any amount in excess of 70% of your Contract Value you have in the Group B Investment Options. We will implement restrictions 60 days after any of the volatility or risk limits are triggered. If we receive instructions from you before the implementation date, we will reallocate your Contract Value according to those instructions. If we do not receive any instructions from you by the implementation date, or if your Contract is still in violation of the allocation or transfer restrictions, we will reallocate your Contract Value on the implementation date in the following order.

         The Allianz Rewards[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

FIRST, IF YOU HAVE CONTRACT VALUE IN THE GROUP A INVESTMENT OPTIONS:
o If your most recent allocation instructions include both Group B and Group C Investment Options, we will transfer all Contract Value out of the Group A Investment Options and apply it to the Group B and Group C Investment Options according to your most recent allocation instructions (excluding any allocations you made to the Group A Investment Options).
o If your most recent allocation instructions include only Group B
  Investment Options, we will transfer all Contract Value out of the Group A Investment Options and apply it to the Group B Investment Options according to your most recent allocation instructions (excluding any allocations you made to the Group A Investment Options).
o If your most recent allocation instructions include only Group C
  Investment Options, we will transfer all Contract Value out of the Group A Investment Options and apply it to the Group C Investment Options according to your most recent allocation instructions (excluding any allocations you made to the Group A Investment Options).
o If your most recent allocation instructions do not include any Group B or Group C Investment Options, we will transfer all Contract Value out of the Group A Investment Options and apply it to the AZL Money Market Fund.

THEN, IF YOU HAVE MORE THAN 70% OF TOTAL CONTRACT VALUE IN THE GROUP B INVESTMENT OPTIONS (INCLUDING ANY CONTRACT VALUE TRANSFERRED OUT OF THE GROUP A INVESTMENT OPTIONS AS PREVIOUSLY DESCRIBED):
o If your most recent allocation instructions include any Group C
  Investment Options, we will transfer the excess Contract Value* out of the Group B Investment Options proportionately and apply it to the Group C Investment Options according to your most recent allocation instructions (excluding any allocations you made to the Group A and Group B Investment Options).
o If your most recent allocation instructions do not include any Group C Investment Options, we will transfer the excess Contract Value out of the Group B Investment Options and apply it to the AZL Money Market Fund.

* The amount of Contract Value in the Group B Investment Options that is in excess of 70% of the total Contract Value.

After we implement the allocation or transfer restrictions, Group A Investment Options will no longer be available for allocations or transfers, and we will only allow you to make allocations or transfers to Group B Investment Options as long as the Contract Value in the Group B options would be 70% or less of your total Contract Value after the allocation or transfer. In addition, we will monitor your Contract Value in the Group B Investment Options to ensure that it does not exceed 70% of the total Contract Value on the first of each calendar month, or the next Business Day if the first is not a Business Day. If you have more than 70% of the total Contract Value in the Group B Investment Options we will reallocate your Contract Value as indicated above without providing any advance written notice. Once we implement these restrictions, they will remain in effect until the GMIB and the GPWB terminate. You may continue to make allocations or transfers to the Group C Investment Options after we implement these restrictions without limitation as to the amount of Contract Value.

We will not recategorize the Investment Options currently available under the Contract, but we may add or remove Investment Options from your Contract in the future. If we do, we will provide written notice regarding changes to the Investment Option groupings.

PB VALUE
GMIB and/or GPWB Payments under the PRIME Plus Benefit are based on the PB Value. YOU CAN ONLY ACCESS THE PB VALUE BY EXERCISING THE GMIB OR GPWB.

The PB Value before the date of any Owner's death or exercise of the GPWB is equal to either:
o the 7% AIA;
o the MAV; or
o the Contract Value.

If you exercise the GMIB, the PB Value is equal to the MAV if it is greater than the 7% AIA. However, if the 7% AIA is greater than the MAV, you can decide whether to set the PB Value equal to the 7% AIA or the MAV.

If you exercise the GPWB and select the 5% payment option, the PB Value is equal to the greater of: a) the MAV, b) the 7% AIA, or c) the Contract Value as of the most recent Contract Anniversary, less any withdrawals and adjusted for any Partial Annuitization taken since that anniversary. If you exercise the GPWB and select the 10% payment option the PB Value is equal to the greater of: a) the MAV, or b) the Contract Value as of the most recent Contract Anniversary, less any withdrawals and adjusted for any Partial Annuitization taken since that anniversary.

         The Allianz Rewards[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

THE 7% AIA MAY BE MORE LIMITED THAN THE MAV BECAUSE:
o under the 7% AIA, the 7% increase is only applied to Purchase Payments
  (not including any bonus) received in the first five Contract Years and the 7% AIA is subject to a maximum of two times Purchase Payments (not including any bonus) received in the first five Contract Years;
o under the GMIB, there are fewer available Annuity Options; and
o under the GPWB, you can only receive GPWB Payments of up to 5% of the PB
  Value each year.

IF YOU TAKE A GMIB PARTIAL ANNUITIZATION, THE 7% AIA AND MAV WILL DECREASE, BUT WILL CONTINUE TO BE CALCULATED. IF YOU TAKE A GMIB FULL ANNUITIZATION OR EXERCISE THE GPWB, WE WILL ESTABLISH A PB VALUE AND THE 7% AIA AND MAV WILL CEASE TO EXIST. AFTER YOU EXERCISE THE GPWB, ONLY THE PB VALUE WILL REMAIN AND CONTINUE TO BE CALCULATED.

7% AIA RESETS
Before the older Owner's 80th birthday (or the Annuitant's 80th birthday if the Contract is owned by a non-individual) and before you exercise either the GPWB or GMIB, you can reset the 7% AIA to equal the Contract Value if that amount is greater than the 7% AIA on any Contract Anniversary. You cannot request a reset:
a) after the older Owner reaches age 80 (or after the Annuitant reaches age 80 if the Contract is owned by a non-individual), b) after you exercise the GPWB or GMIB (including taking a GMIB Partial Annuitization), c) after you take a Full Annuitization, or d) if the Contract Value is less than the 7% AIA. IF YOU RESET THE 7% AIA, YOU WILL HAVE TO WAIT TEN CONTRACT YEARS FROM THE RESET ANNIVERSARY BEFORE YOU CAN BEGIN GMIB OR GPWB PAYMENTS. You can request a reset within 30 days following a Contract Anniversary. If your request is in good order we will process it as of the current Contract Anniversary* and we will increase the 7% AIA to equal the Contract Value on that anniversary. If you reset the 7% AIA, on the reset anniversary we will change the additional M&E charge for the PRIME Plus Benefit to the additional M&E charge that is in effect for a newly issued Contract as of the reset anniversary. We guarantee that the M&E charge will not be more than the maximum M&E charge for Contracts with the PRIME Plus Benefit that is set forth in the Fee Tables. If we change the M&E charge we will change the number of Accumulation Units so that the Contract Value on the reset anniversary will remain the same. Because the performance of the Investment Options causes the Accumulation Unit values to fluctuate, the adjustment to the number of Accumulation Units may be positive or negative.

* Or on the next Business Day if the Contract Anniversary is not a Business Day.

CALCULATING THE 7% AIA
If the rider effective date is the Issue Date, the 7% AIA on the Issue Date is equal to the Purchase Payment (not including any bonus) received on the Issue Date. If the rider effective date occurs after the Issue Date, or if you reset the 7% AIA, the 7% AIA on the rider effective date or reset anniversary is equal to the Contract Value (including any vested bonus) on that date.

ON EACH BUSINESS DAY OTHER THAN A CONTRACT ANNIVERSARY, the 7% AIA is equal to:
o its value on the immediately preceding Business Day,
o plus any additional Purchase Payments (not including any bonus) received that day,
o reduced proportionately by the percentage of Contract Value (including any vested bonus) applied to a traditional Partial Annuitization or withdrawn that day (including any withdrawal charge), and
o if you took a GMIB Partial Annuitization that day based on the:
  - 7% AIA, we will reduce the 7% AIA by the dollar amount applied to GMIB Payments.
  - MAV, we will reduce the 7% AIA proportionately by the percentage of the MAV applied to GMIB Payments.

FOR EACH OF THE FIRST FIVE CONTRACT ANNIVERSARIES THAT OCCUR AFTER THE LATER OF THE RIDER EFFECTIVE DATE OR THE RESET ANNIVERSARY AND BEFORE THE OLDER OWNER'S 81ST BIRTHDAY (or the Annuitant's 81st birthday if the Contract is owned by a non-individual), the 7% AIA is equal to its value on the immediately preceding Business Day increased by 7%. We then process any transactions we received on that Contract Anniversary (such as additional Purchase Payments, withdrawals and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.

         The Allianz Rewards[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

FOR EACH CONTRACT ANNIVERSARY THAT OCCURS AFTER THE FIFTH, AND AFTER THE LATER OF THE RIDER EFFECTIVE DATE OR THE RESET ANNIVERSARY, AND BEFORE THE OLDER OWNER'S 81ST BIRTHDAY (or the Annuitant's 81st birthday if the Contract is owned by a non-individual), the 7% AIA is equal to the sum of a) plus b) where:
a)is all Purchase Payments (not including any bonus) received on or after the later of the fifth Contract Anniversary or the reset anniversary.
b)is the difference of i) minus ii) with the result increased by 7% where:
  i) is the 7% AIA on the immediately preceding Business Day, and
  ii)is all Purchase Payments (not including any bonus) received on or after the later of the fifth Contract Anniversary or the reset anniversary.

We then process any transactions we received on that Contract Anniversary (such as additional Purchase Payments, withdrawals and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.

BEGINNING WITH THE CONTRACT ANNIVERSARY THAT OCCURS ON OR AFTER THE OLDER OWNER'S 81ST BIRTHDAY (or the Annuitant's 81st birthday if the Contract is owned by a non-individual), we calculate the 7% AIA in the same way that we do on each Business Day other than a Contract Anniversary.

IF THE RIDER EFFECTIVE DATE OR RESET ANNIVERSARY OCCURS BEFORE THE FIFTH CONTRACT ANNIVERSARY, WE LIMIT THE 7% AIA TO THE FOLLOWING MAXIMUM.

If the rider effective date is the Issue Date, the 7% AIA cap on the Issue Date is equal to two times the initial Purchase Payment (not including any bonus) received on the Issue Date. If the rider effective date occurs after the Issue Date, or if you reset the 7% AIA, the 7% AIA cap on the rider effective date or reset anniversary is equal to two times the Contract Value (including any vested bonus) on that date.

ON EACH BUSINESS DAY BEFORE THE FIFTH CONTRACT ANNIVERSARY, the 7% AIA cap is equal to:
o its value on the immediately preceding Business Day,
o plus two times any additional Purchase Payments (not including any bonus) received that day,
o reduced proportionately by the percentage of any Contract Value
  (including any vested bonus) applied to a traditional Partial Annuitization or withdrawn that day (including any withdrawal charge), and
o reduced proportionately by the percentage of the PB Value applied to a GMIB Partial Annuitization that day.

BEGINNING ON THE FIFTH CONTRACT ANNIVERSARY, the 7% AIA cap will no longer increase unless you reset the 7% AIA, but it will decrease if you take a partial withdrawal or Partial Annuitization in the same way that it does on each Business Day before the fifth Contract Anniversary.

IF THE RIDER EFFECTIVE DATE OR RESET ANNIVERSARY OCCURS ON OR AFTER THE FIFTH CONTRACT ANNIVERSARY, WE LIMIT THE 7% AIA TO THE FOLLOWING MAXIMUM.

On the rider effective date or the reset anniversary, the 7% AIA cap is equal to two times the Contract Value (including any vested bonus) on that date. The 7% AIA cap will no longer increase after the rider effective date or the reset anniversary unless you reset the 7% AIA, but it will decrease if you take a partial withdrawal or Partial Annuitization as follows:
o reduced proportionately by the percentage of Contract Value (including any vested bonus) applied to each traditional Partial Annuitization or withdrawn (including any withdrawal charge) for each traditional annuitization or withdrawal taken, and
o reduced proportionately by the percentage of the PB Value applied to each GMIB Partial Annuitization.

         The Allianz Rewards[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

CALCULATING THE MAV
If the rider effective date is the Issue Date, the MAV on the Issue Date is initially equal to the Purchase Payment (not including any bonus) received on the Issue Date. If the rider effective date is after the Issue Date, the MAV on the rider effective date is initially equal to the Contract Value (including any vested bonus) on the rider effective date.

ON EACH BUSINESS DAY OTHER THAN A CONTRACT ANNIVERSARY, the MAV is equal to:
o its value on the immediately preceding Business Day,
o plus any additional Purchase Payments (not including any bonus) received that day,
o reduced proportionately by the percentage of Contract Value (including any vested bonus) applied to a traditional Partial Annuitization or withdrawn that day (including any withdrawal charge), and
o if you take a GMIB Partial Annuitization that day based on the:
  - MAV, we will reduce the MAV by the dollar amount applied to GMIB Payments, and
  - the 7% AIA, we will reduce the MAV proportionately by the percentage of the 7% AIA applied to GMIB Payments.

ON EACH CONTRACT ANNIVERSARY BEFORE THE OLDER OWNER'S 81ST BIRTHDAY (or the Annuitant's 81st birthday if the Contract is owned by a non-individual), the MAV is equal to the greater of its value on the immediately preceding Business Day, or the Contract Value (including any vested bonus) that occurs on that Contract Anniversary before we process any transactions. We then process any transactions we received on that Contract Anniversary (such as additional Purchase Payments, withdrawals, and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.

BEGINNING WITH THE CONTRACT ANNIVERSARY THAT OCCURS ON OR AFTER THE OLDER OWNER'S 81ST BIRTHDAY (or the Annuitant's 81st birthday if the Contract is owned by a non-individual), we calculate the MAV in the same way that we do on each Business Day other than a Contract Anniversary.

ANY TRADITIONAL PARTIAL ANNUITIZATIONS OR WITHDRAWALS YOU TAKE MAY REDUCE THE 7% AIA OR THE MAV BY MORE THAN THE AMOUNT ANNUITIZED OR WITHDRAWN. If the Contract Value (including any vested bonus) at the time of annuitization or withdrawal is less than the 7% AIA (or MAV as appropriate), we will deduct more than the amount annuitized or withdrawn from the 7% AIA (or MAV).

IF YOU EXERCISE THE GPWB AND ELECT THE 5% PAYMENT OPTION, THE PB VALUE WILL ONLY INCREASE AFTER YOU BEGIN RECEIVING GPWB PAYMENTS AS A RESULT OF ANY STEP UPS. IF YOU EXERCISE THE GPWB AND ELECT THE 10% PAYMENT OPTION, THE PB VALUE WILL STOP INCREASING ON THE DATE YOU BEGIN RECEIVING GPWB PAYMENTS. IN ADDITION, IF YOU EXERCISE THE GPWB, THE PB VALUE WILL DECREASE:
o on a dollar for dollar basis for withdrawals (GPWB Payments and Excess Withdrawals) that do not exceed the GPWB Maximum; and
o proportionately by the percentage of any Contract Value (including any vested bonus) taken as a withdrawal (including both GPWB Payments and Excess Withdrawals), including any withdrawal charge, for each withdrawal you take that exceeds the GPWB Maximum.

Please see Appendix C for examples of the calculations of the PB Value.

STEP UPS UNDER THE GPWB WITH THE 5% PAYMENT OPTION
STEP UPS ARE NOT AVAILABLE UNDER THE 10% PAYMENT OPTION AND ARE NOT AVAILABLE AFTER THE OLDER OWNER REACHES AGE 91. On every third Contract Anniversary after you exercise the GPWB, if you elect the 5% payment option, we will automatically step up the PB Value to equal the Contract Value (including any vested bonus) if that amount is greater than the PB Value.

         The Allianz Rewards[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

Step ups will continue to happen automatically until the earliest of: a) the older Owner's 91st birthday (or the Annuitant's 91st birthday if the Contract is owned by a non-individual), or b) the PB Value is zero.

If we step up the PB Value, we will also step up the GPWB Maximum to equal 5% of the increased PB Value if that amount is greater than the current GPWB Maximum. However, we will not also automatically step up the GPWB Payment. If we increase the GPWB Maximum, you can request to increase the amount of next year's GPWB Payments by submitting a written request to our Service Center. (For more information, please see the discussion of "GPWB Payments" later in this section.)

Step ups will increase the total amount available to you under the GPWB. When the amount available to you is increased by a step up, the length of time over which you can receive GPWB Payments will also increase, unless you elect to increase your GPWB Payments. Step ups may or may not increase the GPWB Maximum as demonstrated in Appendix D - GPWB Under the PRIME Plus Benefit. Appendix D contains examples showing the effect of the step up available under the 5% payment option and the effect of an Excess Withdrawal on GPWB Payments.

USING THE PRIME PLUS BENEFIT
The GPWB guarantees a minimum amount of income in the form of partial withdrawals (GPWB Payments) during the Accumulation Phase. In addition, if you elect the 5% GPWB Payment option, we will increase (step up) the total amount of money you can withdraw (the PB Value) on every third Contract Anniversary after you exercise the GPWB and before the older Owner's 91st birthday to "lock in" any gains that are present in the remaining Contract Value as long as there is PB Value remaining in the Contract.

The GMIB guarantees a minimum amount of fixed income in the form of Annuity Payments (GMIB Payments) during the Annuity Phase. Depending on the Annuity Option you select, the GMIB can provide guaranteed lifetime income, but if the Annuitant(s) die shortly after the Income Date, the Payee may receive less than your investment in the Contract.

The GPWB and GMIB do not create Contract Value or guarantee the performance of any Investment Option. BE SURE TO DISCUSS WITH YOUR REGISTERED REPRESENTATIVE IF THE GPWB AND GMIB ARE APPROPRIATE FOR YOUR SITUATION.

You must hold your Contract for ten complete Contract Years after the date the PRIME Plus Benefit is added to your Contract, or after the date of any 7% AIA reset, before you can exercise the GPWB or GMIB and you can only exercise the GPWB or GMIB within 30 days following a Contract Anniversary. You cannot exercise the GPWB or GMIB before the expiration of the ten-year waiting period.

IF YOU EXERCISE THE GPWB:
o You can no longer remove the PRIME Plus Benefit from the Contract.
o You can no longer make additional Purchase Payments to the Contract and the automatic investment plan (AIP) will no longer be available to you. If you are participating in the AIP, your participation will stop.
o Partial Annuitizations are no longer available.
o The additional M&E charge for the PRIME Plus Benefit will continue until both the GPWB and GMIB terminate.
o If you have the Enhanced GMDB, the additional M&E charge for the Enhanced GMDB will continue as long as the Enhanced GMDB value is greater than zero.
o The partial withdrawal privilege will no longer be available to you;
  however, you can still take GPWB Payments and Excess Withdrawals up to the annual GPWB Maximum without a withdrawal charge.
o The systematic withdrawal and minimum distribution programs will no longer be available to you and if you are participating in these programs, your participation will stop.
o The Contract Value will continue to fluctuate as a result of market performance, and it will decrease on a dollar for dollar basis with each GPWB Payment and any Excess Withdrawals.
o The GMDB value will no longer increase, and each GPWB Payment and any Excess Withdrawals will reduce the GMDB value proportionately by the percentage of Contract Value withdrawn.
o The PB Value will no longer increase if you elect the 10% payment option and 7% AIA resets will no longer be available.
o If you elect the 5% payment option, the PB Value may increase (step up) on every third Contract Anniversary after you exercise the GPWB and before the older Owner's 91st birthday as long as there is PB Value. If we step up the PB Value we may also step up the GPWB Maximum.

         The Allianz Rewards[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

o Each withdrawal (GPWB Payment and/or Excess Withdrawal) will reduce the PB Value as follows:
  - withdrawals taken during the Contract Year that do not exceed the GPWB Maximum will reduce the PB Value on a dollar for dollar basis, and
  - withdrawals taken during the Contract Year that do exceed the GPWB Maximum will reduce the PB Value proportionately by the percentage of Contract Value withdrawn (including any withdrawal charge).
o Withdrawals (GPWB Payments and/or Excess Withdrawals) that do not exceed the annual GPWB Maximum will not reduce the Withdrawal Charge Basis, but withdrawals that exceed the annual GPWB Maximum (including GPWB Payments) may be subject to a withdrawal charge and will reduce the Withdrawal Charge Basis, as set out in section 7, Expenses - Withdrawal Charge.

Excess Withdrawals will not affect the GPWB Payment amount or frequency, but they may decrease the time over which you will receive GPWB Payments.

IF YOU EXERCISE A GMIB UNDER A FULL ANNUITIZATION:
o You can no longer remove the PRIME Plus Benefit from the Contract and 7% AIA resets will no longer be available.
o The Accumulation Phase will end and the Annuity Phase will begin.
o The portion of the Contract that you apply to the GMIB will no longer be subject to the Separate Account annual expense, but any portion of the Contract that has been applied to variable Traditional Annuity Payments will continue to be subject to a 1.70% Separate Account annual expense.
o If you have not exercised the GPWB, it will no longer be available to you, and you will no longer be able to make additional Purchase Payments to the Contract.
o If you exercised the GPWB, GPWB Payments will stop and the GPWB will terminate.
o The GMDB will terminate.

IF YOU EXERCISE A GMIB UNDER A PARTIAL ANNUITIZATION*:
o You can no longer remove the PRIME Plus Benefit from the Contract and 7% AIA resets will no longer be available.
o The Annuity Phase will begin and the Accumulation Phase will continue.
o The portion of the Contract that you apply to the GMIB will no longer be subject to the Separate Account annual expense, but any portion of the Contract that is in the Accumulation Phase or that has been applied to variable Traditional Annuity Payments will continue to be subject to the appropriate Separate Account annual expense.
o If any portion of the Contract is still in the Accumulation Phase, you may be able to make additional Purchase Payments to the Contract, but you cannot make additional Purchase Payments to any portion of the Contract that is in the Annuity Phase.
o The GPWB will continue to be available to you.
o The Partial Annuitization will reduce each Purchase Payment, the Contract Value and GMDB value proportionately by the percentage of PB Value you apply to the GMIB.
o GMIB Payments will not affect the Contract Value available under the portion of the Contract that is in the Accumulation Phase.

* Not available after you exercise the GPWB, or if the PB Value is less than the Contract Value.

In addition, if you exercise the GPWB after taking a GMIB Partial Annuitization, all payments (GMIB Payments and GPWB Payments) will be treated as withdrawals and not annuity payments for tax purposes. However, once the entire Contract Value has been applied to Annuity Payments, we intend to treat all Annuity Payments we make after that as annuity payments (and not withdrawals) for tax purposes.

Under the PRIME Plus Benefit the Owner controls:
o when to exercise a benefit,
o which benefit(s) to exercise,
o the amount of the GPWB Payment (subject to the GPWB Maximum) and Excess Withdrawals from the portion of the Contract that is in the Accumulation Phase,*
o the frequency of GPWB Payments,* and
o whether to stop or restart GPWB Payments on an annual basis.

* Owners do not have this flexibility under the GMIB.

         The Allianz Rewards[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

GPWB PAYMENTS
In order to begin receiving GPWB Payments, you must submit a GPWB Payment election form to our Service Center after the expiration of the ten-year waiting period and within 30 days following a Contract Anniversary. GPWB Payments will not begin until your request has been received at our Service Center and determined to be in good order.

If you exercise the GPWB, we will ask you to select either the 5% payment option or the 10% payment option. ONCE YOU SELECT A PAYMENT OPTION, YOU CANNOT CHANGE IT. The payment option you select determines the GPWB Maximum, the PB Value and whether or not you will receive an automatic increase or "step up" feature. The GPWB Maximum is the largest annual GPWB Payment that is available to you each Contract Year. Under the 5% payment option the GPWB Maximum is 5% of the PB Value each year, and under the 10% payment option it is 10% of the PB Value each year. Under the 5% payment option, the PB Value is the greater of the MAV, 7% AIA, or the Contract Value. Under the 10% payment option, the PB Value is the greater of the MAV or Contract Value. The 5% payment option contains an automatic step up* feature. Step ups are not available under the 10% payment option.

* See the discussion of "Step Ups Under the GPWB with the 5% Payment Option" earlier in this section.

If you exercise the GPWB, we will also ask you to select the amount of the annual GPWB Payment you would like to receive subject to the GPWB Maximum. You cannot request GPWB Payments that would exceed the GPWB Maximum in a given Contract Year. Because GPWB Payments are non-cumulative, if you elect to receive less than the GPWB Maximum in a given year, it will not carry over to the next Contract Year.

IF YOU REQUEST AN EXCESS WITHDRAWAL WHILE YOU ARE RECEIVING GPWB PAYMENTS AND THE AMOUNT YOU REQUEST PLUS YOUR GPWB PAYMENTS EXCEEDS THE ANNUAL GPWB MAXIMUM, THE AMOUNT THAT EXCEEDS THE GPWB MAXIMUM WILL BE SUBJECT TO ANY APPLICABLE WITHDRAWAL CHARGE* AND WILL REDUCE:
o the Withdrawal Charge Basis,**
o the Contract Value,
o the PB Value (which determines the amount available for future GPWB
  Payments and/or future GMIB Payments), and
o the GMDB value.

* Amounts paid as part of a required minimum distribution are never subject to a withdrawal charge.
**GPWB Payments and Excess Withdrawals that do not exceed the annual GPWB
  Maximum will not reduce the Withdrawal Charge Basis.

Excess Withdrawals will not affect the GPWB Payment amount or frequency, but they may decrease the time over which you will receive GPWB Payments. If you take no Excess Withdrawals while the GPWB is in effect, we would pay the PB Value to you:
o within ten years if you elect the 10% payment option and take the maximum allowable payment each year, or
o within 20 years if you elect the 5% payment option and take the maximum allowable payment each year (assuming no step ups).

You can elect to receive GPWB Payments on an annual, semi-annual, quarterly, or monthly basis. If the scheduled GPWB Payment date does not fall on a Business Day, we will make payment to you on the next Business Day. Each GPWB Payment will be equal to the annual GPWB Payment divided by the number of payments you elected to receive during the Contract Year, until the PB Value is less than the GPWB Payment amount. Once the PB Value is less than the GPWB Payment amount, you will receive one last GPWB Payment that will be equal to the remaining PB Value.

The initial GPWB Payment must be at least $100. If we are unable to structure the initial GPWB Payment so that it is at least $100, the GPWB will not be available to you and we will contact you to discuss alternate arrangements.

Once each Contract Year, you can elect to:
o change the frequency of next year's GPWB Payments,
o change the amount of next year's GPWB Payment subject to the GPWB
  Maximum, or
o stop GPWB Payments for the next GPWB Year.

You must provide notice of any of these requested changes to GPWB Payments to our Service Center at least 30 days before a Contract Anniversary. We will effect any change on the Contract Anniversary and the change will remain in effect for the entire following Contract Year.

         The Allianz Rewards[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

The following changes* are available at any time and will be effective when we receive your request in good order at our Service Center.
o Stop GPWB Payments completely and have us make GMIB Payments under a Full Annuitization based on the entire remaining PB Value.
o Stop GPWB Payments completely and take an Excess Withdrawal of the entire Contract Value (including any vested bonus and less any withdrawal charge).
o Stop GPWB Payments completely and have us make Traditional Annuity
  Payments under a Full Annuitization based on the entire Contract Value (including any vested bonus).

* These changes will cause the GPWB to terminate. For more details, see the discussion of "Removing the PRIME Plus Benefit From Your Contract" earlier in this section.

In addition, if you request an Excess Withdrawal while you are receiving GPWB Payments you can instruct us to stop GPWB Payments that are due for the remainder of the Contract Year at the time you request the Excess Withdrawal.

We will deduct each GPWB Payment proportionately from the Investment Choices. We will continue to allocate the Contract Value among the Investment Choices according to your instructions while the GPWB is in effect. You can also continue to make transfers between the Investment Options (subject to certain restrictions**) while the GPWB is in effect.

**For more information, see the discussion of "Investment Option Allocation and Transfer Restrictions Under the PRIME Plus Benefit" earlier in this section and section 5, Investment Options - Transfers.

You can continue to receive GPWB Payments until the PB Value is exhausted or the GPWB terminates, even if you have no remaining Contract Value. If there is Contract Value remaining after you exhaust the PB Value, you can elect to either:
o receive a lump sum payment of the entire remaining Contract Value
  (including any vested bonus and less any withdrawal charges), the Accumulation Phase of the Contract will end, and the Contract will terminate[+]; or
o request Traditional Annuity Payments under a Full Annuitization based on the entire remaining Contract Value (including any vested bonus).

We will send you notice at least 30 days before the last GPWB Payment date to ask for your instructions. If we do not receive any instructions from you by the date we make the last GPWB Payment, we will pay you the entire remaining Contract Value (including any vested bonus and less any withdrawal charges) in a lump sum, the Accumulation Phase of the Contract will end, and the Contract will terminate[+].

+ If you took a Partial Annuitization, those portions of the Contract will continue and we will continue to make Annuity Payments as provided for in the selected Annuity Option.

NOTE: YOU WILL BE REQUIRED TO TAKE A FULL ANNUITIZATION OF YOUR CONTRACT ON OR BEFORE THE MAXIMUM PERMITTED INCOME DATE. (For more information see section 3, The Annuity Phase.) Upon such a Full Annuitization the Guaranteed Partial Withdrawal Benefit will no longer be available to you and any GPWB Payments you were receiving will stop.

TAXATION OF GPWB PAYMENTS
GPWB Payments are withdrawals and will be treated as such for tax purposes. This means that for Non-Qualified Contracts, Contract gains from the entire Contract are considered to be distributed first and are subject to ordinary income tax. Purchase Payments are distributed after gains have been paid out and are generally considered to be a return of your investment and are not subject to income tax. For Qualified Contracts, the entire GPWB Payment will most likely be subject to ordinary income tax. In addition, if any Owner is younger than age
59 1/2, GPWB Payments may be subject to a 10% federal penalty tax. GPWB Payments are not subject to a withdrawal charge as long as you withdraw no more than your GPWB Maximum in any Contract Year. However, if you take an Excess Withdrawal and exceed your annual GPWB Maximum, the amount that exceeds the GPWB Maximum (including GPWB Payments) will be subject to a withdrawal charge* based on the date of Purchase Payment receipt and it will reduce the Withdrawal Charge Basis, as indicated in section 7, Expenses - Withdrawal Charge.

* Amounts paid as part of a required minimum distribution are never subject to a withdrawal charge.

         The Allianz Rewards[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

TERMINATION OF THE GPWB
THE GPWB WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.
o Termination of the PRIME Plus Benefit rider.
o The Business Day you take an Excess Withdrawal of the entire Contract
  Value.
o The Business Day that the PB Value and Contract Value are both zero.
o The Business Day before the Income Date that you take a Full
  Annuitization, INCLUDING A REQUIRED FULL ANNUITIZATION ON THE MAXIMUM PERMITTED INCOME DATE. For more information, see section 3, The Annuity Phase.
o Contract termination.
o The death of any Owner (unless the deceased Owner's spouse continues the Contract as the new Owner).

GMIB PAYMENTS
The annuity income protection provided by the GMIB will apply only under the following circumstances.
o Your Income Date must be within 30 days following a Contract Anniversary beginning ten Contract Years after the date the PRIME Plus Benefit is added to your Contract, or ten Contract Years after the date of any 7% AIA reset.
o GMIB Payments can only be made as fixed payments, regardless of the Annuity Option* you select.
o Annuity Option 6* is only available if the PB Value is the MAV and the duration of the period certain must be at least ten years.
o If the PB Value is the 7% AIA, your available Annuity Options* are restricted to Annuity Option 2 or 4 and the duration of the period certain must be at least ten years.
o We will base all GMIB Payments on an interest rate of 1% per year.

* For more information see section 3, The Annuity Phase - Annuity Options.

In order to begin receiving GMIB Payments, you must submit an income option election form to our Service Center after the expiration of the ten-year waiting period and within 30 days following a Contract Anniversary. GMIB Payments will begin after your request has been received at our Service Center and is determined to be in good order. We will make GMIB Payments to you beginning on the 30th day after your Contract Anniversary. If the scheduled GMIB Payment date does not fall on a Business Day, we will make payment to you on the next Business Day.

Under the GMIB you can take either a Full Annuitization, or before you exercise the GPWB, you can take Partial Annuitization(s) if the PB Value is greater than the Contract Value. Any GMIB Partial Annuitization will reduce the Contract Value and GMDB value proportionately by the percentage of PB Value you apply to the GMIB. If you take a Partial Annuitization you cannot:
o transfer any amounts you allocated to GMIB Payments back to any portion of the Contract that is in the Accumulation Phase;
o transfer amounts from one Annuity Payment stream to another; or
o allocate additional PB Value (or Contract Value) to an existing stream of Annuity Payments.

You can elect to receive GMIB Payments on an annual, semi-annual, quarterly, or monthly basis. Each GMIB Payment will be equal to the annual GMIB Payment divided by the number of payments you elected to receive during the Contract Year. If the scheduled GMIB Payment date does not fall on a Business Day, we will make payment to you on the next Business Day.

AMOUNT USED TO CALCULATE GMIB PAYMENTS
The GMIB guarantees that the GMIB Payments will be equal to the guaranteed fixed payout rates applied to the PB Value. There may be situations where the PB Value is greater than the Contract Value, but the GMIB Payments are less than fixed Traditional Annuity Payments based on the Contract Value. This may occur because the guaranteed fixed payout rates available with the GMIB may be less than the current fixed payout rates that are otherwise available under Traditional Annuity Payments. We will base your Annuity Payments on whichever amount (PB Value or Contract Value) produces the greater payment. However, if we use the Contract Value and the current fixed payout rates to calculate Traditional Annuity Payments, you will have incurred higher Contract expenses without receiving any explicit benefit from the GMIB.

While the 7% AIA may be larger than the MAV, it may produce a lower GMIB Payment because under the 7% AIA you have fewer available Annuity Options.

         The Allianz Rewards[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

If the GMIB Payment available under the 7% AIA would always be less than the GMIB Payment available under the MAV, we will base GMIB Payments on the amount that produces the largest payment. However, it is possible that the GMIB Payments under the 7% AIA may be more or less than the GMIB Payments available under the MAV depending on the Annuity Option you select. In these instances we will allow you to select the amount we use to calculate GMIB Payments and the Annuity Option that you feel is most appropriate.

TAXATION OF GMIB PAYMENTS
If you take a GMIB Partial Annuitization, GMIB Payments will be treated as withdrawals and not annuity payments for tax purposes. This means that for tax purposes, any Contract earnings in the entire Contract will be considered to be distributed before Purchase Payments and may be subject to ordinary income tax and a 10% federal penalty tax. For Non-Qualified Contracts, gains are generally subject to ordinary income tax and Purchase Payments are not. For Qualified Contracts, the entire GMIB Payment under a Partial Annuitization will most likely be subject to ordinary income taxes. For more information on Partial Annuitizations, please see section 3, The Annuity Phase - Partial Annuitization.

If you take a Full Annuitization under the GMIB, GMIB Payments should be treated as annuity payments for tax purposes. If you take a GMIB Partial Annuitization, GMIB Payments should be treated as annuity payments (and not withdrawals) for tax purposes ONLY after the Income Date on which you have applied the entire remaining Contract Value to Annuity Payments under the GMIB and/or Traditional Annuity Payments, that is, the Income Date after the Contract has been fully annuitized. For Non-Qualified Contracts that have been fully annuitized, a portion of each payment may be treated as gains that are subject to tax as ordinary income, and the remaining portion of the payment will be considered to be a return of your investment and will not be subject to income tax. Once we have paid out all of your Purchase Payments, however, the full amount of each GMIB Payment will be subject to tax as ordinary income. For Qualified Contracts, the entire GMIB Payment will most likely be subject to tax as ordinary income. Once you apply the entire Contract Value to Annuity Payments, GMIB Payments will generally not be subject to the 10% federal penalty tax.

TERMINATION OF THE GMIB
IF YOU HAVE NOT EXERCISED THE GMIB, IT WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.
o Termination of the PRIME Plus Benefit rider.
o The Business Day that the PB Value and Contract Value are both zero.
o The Business Day before the Income Date you take a Full Annuitization and request Traditional Annuity Payments.
o Contract termination.
o The death of any Owner (unless the deceased Owner's spouse continues the Contract as the new Owner).

IF YOU EXERCISE THE GMIB, EACH PORTION OF THE CONTRACT THAT YOU APPLY TO GMIB PAYMENTS WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.
o Under Annuity Options 1 and 3, the death of the last surviving
  Annuitant.
o Under Annuity Options 2 and 4, the death of the last surviving Annuitant and expiration of the guaranteed period.*
o Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.
o Under Annuity Option 6, the expiration of the specified period certain.
o Termination of the PRIME Plus Benefit rider.
o Contract termination.

* If we make a lump sum payment of the remaining guaranteed GMIB Payments at the death of the last surviving Annuitant, this portion of the Contract will terminate upon payment of the lump sum.

REQUIRED MINIMUM DISTRIBUTIONS (RMDS) UNDER QUALIFIED CONTRACTS WITH THE PRIME PLUS BENEFIT
The GMIB and GPWB under the PRIME Plus Benefit may have limited usefulness if you purchase a Qualified Contract that is subject to a RMD. If your Contract includes the PRIME Plus Benefit and you do not exercise the GMIB on or before the date RMD payments must begin under a qualified plan, the Owner or Beneficiary may not be able to exercise the GMIB due to the restrictions imposed by the minimum distribution requirements. YOU SHOULD CONSIDER WHETHER THE GMIB IS APPROPRIATE FOR YOUR SITUATION IF YOU PLAN TO EXERCISE THE GMIB AFTER YOUR RMD BEGINNING DATE.

You also cannot participate in the minimum distribution program available under this Contract if you elect to receive GPWB Payments. If you exercise the GPWB, we will ask you to select either the 5% payment option or the 10% payment option. ONCE YOU SELECT A PAYMENT OPTION, YOU CANNOT CHANGE IT. Therefore, under a Qualified Contract that is subject

         The Allianz Rewards[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009
to RMDs, you may not be able to adjust your GPWB Payment to meet your required minimum distribution needs. If you own a Qualified Contract that is subject to RMDs and your RMD payment is greater than the GPWB Maximum, you will not be able to meet your RMD needs without taking Excess Withdrawals.

In addition, RMD payments will reduce your PB Value. WE ENCOURAGE PROSPECTIVE OWNERS WHO ARE CONSIDERING PURCHASING QUALIFIED CONTRACTS THAT ARE SUBJECT TO RMD PAYMENTS TO CONSULT A TAX ADVISER REGARDING THE PRIME PLUS BENEFIT.

5. INVESTMENT OPTIONS
The Contract offers the Investment Options listed in the following table. Each Investment Option has its own investment objective. In the future, we may add, eliminate or substitute Investment Options. Depending on market conditions, you can gain or lose value by investing in the Investment Options.

YOU SHOULD READ THE INVESTMENT OPTIONS' PROSPECTUSES CAREFULLY. The Investment Options invest in different types of securities and follow varying investment strategies. There are potential risks associated with each of these types of securities and investment strategies. For example, an Investment Option's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an Investment Option with a small asset base. An Investment Option may not experience similar performance as its assets grow. The operation of the Investment Options and the various risks associated with the Investment Options are described in the Investment Options' prospectuses. TO OBTAIN A CURRENT PROSPECTUS FOR ANY OF THE INVESTMENT OPTIONS, CONTACT YOUR REGISTERED REPRESENTATIVE OR CALL US AT THE TOLL FREE TELEPHONE NUMBER LISTED AT THE BACK OF THIS PROSPECTUS. We will send copies of the Investment Options' prospectuses to you when we issue the Contract.

Certain Investment Options issue two or more classes of shares and certain share classes may have Rule 12b-1 fees. The classes of shares currently offered by this Contract are listed in the table of annual operating expenses for each Investment Option that appears in Appendix A. For more information about share classes, see the Investment Options' prospectuses.

Currently, the Investment Options are not publicly traded mutual funds. They are available only as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. The names, investment objectives and policies of certain Investment Options may be similar to the names, investment objectives and policies of other portfolios that the same investment advisers manage. Although the names, objectives and policies may be similar, the investment results of the Investment Options may be higher or lower than the results of such portfolios. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the Investment Options have the same names, investment advisers, objectives and policies.

Each of the Investment Options offered by the Allianz Variable Insurance Products Fund of Funds Trust (Allianz VIP Fund of Funds Trust), including the AZL FusionPortfolios, is a "fund of funds" and diversifies its assets by investing in the shares of several other affiliated mutual funds.

The underlying funds may pay 12b-1 fees to the distributor of the Contracts, our affiliate, Allianz Life Financial Services, LLC, for distribution and/or administrative services. The underlying funds do not pay service fees or 12b-1 fees to the Allianz VIP Fund of Funds Trust and the Allianz VIP Fund of Funds Trust does not pay service fees or 12b-1 fees. The underlying funds of the Allianz VIP Fund of Funds Trust or their advisers may pay service fees to us and our affiliates for providing customer service and other administrative services to Contract Owners. The amount of such service fees may vary depending on the underlying fund.

We offer other variable annuity contracts that may invest in the same Investment Options. These contracts may have different charges and may offer different benefits more appropriate to your needs. For more information about these contracts, please contact our Service Center.

The following advisers and subadvisers are affiliated with us: Allianz Investment Management LLC, Nicholas-Applegate Capital Management, Oppenheimer Capital LLC and Pacific Investment Management Company LLC. The following is a list of the Investment Options available under the Contract, the investment advisers and subadvisers for each Investment Option, the investment objectives for each Investment Option, and the primary investments of each Investment Option.
         The Allianz Rewards[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

                               INVESTMENT OPTIONS

    INVESTMENT       NAME OF INVESTMENT OPTION   ASSET CATEGORY      OBJECTIVE(S)                   PRIMARY INVESTMENTS
MANAGEMENT COMPANY                                                                               (Normal market conditions)
       AND
ADVISER/SUBADVISER
AIM
Managed by Allianz AZL AIM International Equity  International  Long-term growth of     At least 80% of its assets in a diversified
Investment         Fund                              Equity     capital                 portfolio of international equity securities
Management                                                                              whose issuers are considered by the fund's
LLC/Invesco Aim                                                                         subadviser to have strong earnings momentum.
Capital
Management, Inc.


BLACKROCK
Managed by Allianz AZL BlackRock Capital          Large Growth  Long-term growth of     Invests at least 80% of total assets in
Investment         Appreciation Fund                            capital                 common and preferred stock and securities
Management                                                                              convertible into common and preferred stock
LLC/BlackRock                                                                           of mid-size and large-size companies.
Capital
Management, Inc.
                   AZL BlackRock Growth Fund      Large Growth  Maximum long-term       Invests at least 80% of total assets in
                                                                capital appreciation    common and preferred stock and securities
                                                                with minimum long-term  convertible into common and preferred stock
                                                                risk to principal       of mid- and large-size companies.
Managed by Allianz AZL Money Market Fund              Cash      Current income          Invests in a broad range of short-term, high
Investment                                         Equivalent   consistent with         quality U.S. dollar-denominated money market
Management                                                      stability of principal  instruments, including government, U.S. and
LLC/BlackRock                                                                           foreign bank, commercial and other
Institutional                                                                           obligations. During extended periods of low
Management                                                                              interest rates, and due in part to contract
Corporation                                                                             fees and expenses, the yield of the AZL
                                                                                        Money Market Fund may also become extremely
                                                                                        low and possibly negative.
Managed by         BlackRock Global Allocation     Specialty    High total investment   Invests in both equity and debt securities
BlackRock          V.I. Fund                                    return                  of issuers located around the world to
Advisors,                                                                               achieve a combination of capital growth and
LLC/BlackRock                                                                           income.
Investment
Management, LLC
and BlackRock
Asset Management
U.K. Limited


COLUMBIA
Managed by Allianz AZL Columbia Mid Cap Value       Mid Cap     Long-term growth of     Invests at least 80% of net assets in equity
Investment         Fund                                         capital                 securities of companies that have market
Management                                                                              capitalizations in the range of the
LLC/Columbia                                                                            companies in the Russell
Management                                                                              Midcap[{R}] Value Index at the
Advisors, LLC                                                                           time of purchase that the fund's subadviser
                                                                                        believes are undervalued and have the
                                                                                        potential for long-term growth.
                   AZL Columbia Small Cap Value    Small Cap    Long-term capital       Invests at least 80% of net assets in equity
                   Fund                                         appreciation            securities of companies with market
                                                                                        capitalizations in the range of the
                                                                                        companies in the Russell 2000 Value
                                                                                        Index[{R}] at the time of
                                                                                        purchase that the subadviser believes are
                                                                                        undervalued.
                   AZL Columbia Technology Fund    Specialty    Capital Appreciation    At least 80% of its total net assets in
                                                                                        common stocks of U.S and foreign technology
                                                                                        companies that may benefit from
                                                                                        technological improvements, advancements or
                                                                                        developments.
DAVIS
Managed by Allianz AZL Davis NY Venture Fund      Large Value   Long-term growth of     Invests the majority of assets in equity
Investment                                                      capital                 securities issued by large companies with
Management                                                                              market capitalizations of at least
LLC/Davis Selected                                                                      $10 billion.
Advisers, L.P.
Managed by Davis   Davis VA Financial Portfolio    Specialty    Long-term growth of     At least 80% of net assets in securities
Advisors                                                        capital                 issued by companies  principally engaged in
                                                                                        the financial services sector.
                   Davis VA Value Portfolio       Large Value   Long-term growth of     Invests primarily in equity securities
                                                                capital                 issued by large companies with market
                                                                                        capitalizations of at least $10 billion.

         The Allianz Rewards[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

                                       36

DREYFUS
Managed by Allianz AZL Dreyfus Equity Growth      Large Growth  Long-term growth of     Primarily invests in common stocks of large,
Investment         Fund                                         capital and income      well-established and mature companies.
Management                                                                              Normally invests at least 80% of its net
LLC/Founders Asset                                                                      assets in stocks that are included in a
Management LLC                                                                          widely recognized index of stock market
                                                                                        performance. May invest in non-dividend
                                                                                        paying companies if they offer better
                                                                                        prospects for capital appreciation. May
                                                                                        invest up to 30% of its total assets in
                                                                                        foreign securities.
Managed by Allianz AZL S&P 500 Index Fund         Large Blend   Match total return of   Normally invests in all 500 stocks in the
Investment                                                      the S&P                 S&P 500[{R}] in proportion to
Management LLC/The                                              500[{R}]   their weighting in the index.
Dreyfus
Corporation
                   AZL Small Cap Stock Index       Small Cap    Match performance of    Invests in a representative sample of stocks
                   Fund                                         the S&P SmallCap 600    included in the S&P SmallCap 600
                                                                Index{R}   Index[{R}], and in futures
                                                                                        whose performance is related to the index,
                                                                                        rather than attempt to replicate the index.
FIRST TRUST
Managed by Allianz AZL First Trust Target Double  Large Blend   Total Return            Invests primarily in common stocks of
Investment         Play Fund                                                            companies that are identified by a model
Management                                                                              based on an allocation of 50% in two
LLC/First Trust                                                                         separate strategies that seek to provide
Advisors L.P.                                                                           above-average total return.


FRANKLIN TEMPLETON
Managed by Allianz AZL Franklin Small Cap Value    Small Cap    Long-term total return  Under normal market conditions, invests at
Investment         Fund                                                                 least 80% of its net assets in investments
Management                                                                              of small capitalization companies similar to
LLC/Franklin                                                                            those that comprise the Russell
Advisory Services,                                                                      2500{trademark} Index at the time of
LLC                                                                                     investment.
Managed by         Franklin Global Real Estate     Specialty    High Total Return       At least 80% of net assets in investments of
Franklin Templeton Securities Fund                                                      companies located anywhere in the world that
Institutional, LLC                                                                      operate in the real estate sector and
                                                                                        normally invests predominantly in equity
                                                                                        securities.


Managed by         Franklin Growth and Income     Large Value   Capital appreciation,   Invests predominantly in a broadly
Franklin Advisers, Securities Fund                              with current income as  diversified portfolio of equity securities,
Inc.                                                            a secondary goal        including securities convertible into common
                                                                                        stock.
                   Franklin High Income            High-Yield   High current income     Invests primarily to predominantly in debt
                   Securities Fund                   Bonds      with capital            securities offering high yield and expected
                                                                appreciation as a       total return.
                                                                secondary goal
                   Franklin Income Securities      Specialty    Maximize income while   Normally invests in debt and equity
                   Fund                                         maintaining prospects   securities, including corporate, foreign and
                                                                for capital             U.S. Treasury bonds and stocks with dividend
                                                                appreciation            yields the manager believes are attractive.
                   Franklin Large Cap Growth      Large Growth  Capital appreciation    At least 80% of net assets in investments of
                   Securities Fund                                                      large capitalization companies, and normally
                                                                                        invests predominantly in equity securities.
Managed by         Franklin Rising Dividends        Mid Cap     Long-term capital       At least 80% of net assets in investments of
Franklin Advisory  Securities Fund                              appreciation with       companies that have paid rising dividends,
Services, LLC                                                   preservation of capital and normally invests predominantly in equity
                                                                as an important         securities.
                                                                consideration
Managed by         Franklin Small-Mid Cap Growth    Mid Cap     Long-term capital       At least 80% of net assets in investments of
Franklin           Securities Fund                              growth                  small capitalization and mid capitalization
Advisers, Inc.                                                                          companies and normally invests
                                                                                        predominantely in equity securities.
Managed by         Franklin Small Cap Value        Small Cap    Long term total return  At least 80% of net assets in investments of
Franklin Advisory  Securities Fund                                                      small capitalization companies and normally
Services, LLC                                                                           invests predominantly in equity securities.

         The Allianz Rewards[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

                                       37

Administered by    Franklin Templeton VIP            Model      Capital appreciation    Invests equal portions in Class 1 shares of
Franklin Templeton Founding Funds Allocation       Portfolio    with income as a        the Franklin Income Securities Fund, Mutual
Services, LLC      Fund                             (Fund of    secondary goal.         Shares Securities Fund, and Templeton Growth
                                                     Funds)                             Securities Fund.
Managed by         Franklin U.S. Government Fund   Short-Term   Income                  At least 80% of its net assets in U.S.
Franklin Advisers,                                   Bonds                              government securities and normally invests
Inc.                                                                                    primarily in fixed and variable rate
                                                                                        mortgage-backed securities.
                   Franklin Zero Coupon Fund     Intermediate-  As high an investment   Normally invests at least 80% of its net
                   2010                            Term Bonds   return as is consistent assets in zero coupon debt securities. The
                                                                with capital            fund will mature in December of 2010 and
                                                                preservation            will then no longer be available as an
                                                                                        Investment Option under the Contract. For
                                                                                        additional information regarding the
                                                                                        maturity of the fund, please see the
                                                                                        Franklin Zero Coupon Fund prospectus.
Managed by         Mutual Global Discovery       International  Capital appreciation    Invests primarily in U.S. and foreign equity
Franklin Mutual    Securities Fund                   Equity                             securities that the manager believes are
Advisers,                                                                               undervalued. The fund also invests, to a
LLC/Franklin                                                                            lesser extent, in risk arbitrage securities
Templeton                                                                               and distressed companies.
Investment
Management Limited
Managed by         Mutual Shares Securities Fund  Large Value   Capital appreciation,   Invests primarily in U.S. and foreign equity
Franklin Mutual                                                 with income as a        securities that the manager believes are
Advisers, LLC                                                   secondary goal          undervalued. The fund also invests, to a
                                                                                        lesser extent, in risk arbitrage securities
                                                                                        and distressed companies.
Managed by         Templeton Foreign Securities  International  Long-term capital       Normally invests at least 80% of net assets
Templeton          Fund                              Equity     growth                  in investments of issuers located outside
Investment                                                                              the U.S., including those in emerging
Counsel, LLC                                                                            markets, and normally invests predominantly
                                                                                        in equity securities.
Managed by         Templeton Global Bond         Intermediate-  High current income,    Normally invests at least 80% of its net
Franklin Advisers, Securities Fund                 Term Bonds   consisent with          assets in bonds, which include debt
Inc.                                                            preservation of         securities of any maturity, such as bonds,
                                                                capital, with capital   notes, bills and debentures. The fund may
                                                                appreciation as a       invest a portion of its total assets in
                                                                secondary consideration bonds rated below investment grade and a significant portion of its assets in foreign
                                                                                        securities.
Managed by         Templeton Growth Securities   International  Long-term capital       Normally invests primarily in equity
Templeton Global   Fund                              Equity     growth                  securities of companies located anywhere in
Advisors                                                                                the world, including those in the U.S. and
Limited/Templeton                                                                       in emerging markets.
Asset Management
Ltd.


FUND OF FUNDS
Managed by Allianz
Investment
Management LLC     AZL Fusion Balanced Fund        A "Fund of   Long-term capital       Allocation among the underlying investments,
                                                  Funds" Model  appreciation with       to achieve a range generally from 40% to 60%
                                                   Portfolio    preservation of capital of assets in equity funds with the remaining
                                                                as an important         balance invested in fixed income funds.
                                                                consideration
                   AZL Fusion Growth Fund          A "Fund of   Long-term capital       Allocation among the underlying investments,
                                                  Funds" Model  appreciation            to achieve a range generally from 70% to 90%
                                                   Portfolio                            of assets in equity funds with the remaining
                                                                                        balance invested in fixed income funds.
                   AZL Fusion Moderate Fund        A "Fund of   Long-term capital       Allocation among the underlying investments,
                                                  Funds" Model  appreciation            to achieve a range generally from 55% to 75%
                                                   Portfolio                            of assets in equity funds with the remaining
                                                                                        balance invested in fixed income funds.


JENNISON
Managed by Allianz AZL Jennison 20/20 Focus Fund  Large Blend   Long-term growth of     At least 80% of its total assets in
Investment                                                      capital                 approximately 40 (which may range up to 45)
Management                                                                              equity and equity-related securities of
LLC/Jennison                                                                            companies that the subadviser believes have
Associates LLC                                                                          strong capital appreciation potential.

         The Allianz Rewards[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

                                       38

J.P. MORGAN
Managed by Allianz AZL JPMorgan Large Cap Equity  Large Blend   Long-term growth of     Invests at least 80% of its net assets, plus
Investment         Fund                                         capital                 any borrowings for investment purposes,
Management                                                                              primarily in equity securities of large- and
LLC/J.P. Morgan                                                                         medium-capitalization U.S. companies.
Investment
Management, Inc.
                   AZL JPMorgan U.S. Equity Fund  Large Blend   High total return       Invests at least 80% of its net assets, plus
                                                                                        any borrowings for investment purposes,
                                                                                        primarily in equity securities of large- and
                                                                                        medium-capitalization U.S. companies.
NICHOLAS-APPLEGATE
Managed by Allianz AZL NACM International Fund   International  Maximum long-term       At least 80% of its net assets in securities
Investment                                           Equity     capital appreciation    of companies in developed countries located
Management                                                                              outside the U.S., represented in the Morgan
LLC/Nicholas-                                                                           Stanley Capital International Europe
Applegate Capital                                                                       Australasia Far East (MSCI EAFE) Index.
Management, LLC


OPPENHEIMER CAPITAL
Managed by Allianz
Investment
Management LLC/
Oppenheimer
Capital LLC        AZL OCC Opportunity Fund        Small Cap    Capital appreciation    At least 65% of its assets in common stocks
                                                                                        of "growth" companies with market
                                                                                        capitalizations of less than $2 billion at
                                                                                        the time of investment.
Managed by Allianz OpCap Mid Cap Portfolio          Mid Cap     Long-term capital       Invests at least 80% of its net assets in
Global Investors                                                appreciation            equity securities of companies with market
Fund Management                                                                         capitalizations between $500 million and $15
LLC                                                                                     billion at the time of purchase that the
                                                                                        adviser believes are undervalued in the
                                                                                        marketplace.


OPPENHEIMERFUNDS
Managed by Allianz AZL Oppenheimer Global Fund   International  Capital appreciation    Invests mainly in common stocks of mid and
Investment                                           Equity                             large-cap companies in the U.S. and foreign
Management LLC/                                                                         countries, including countries with
OppenheimerFunds,                                                                       developed and emerging markets.
Inc.
                   AZL Oppenheimer International International  Long-term capital       Common stocks of growth companies that are
                   Growth Fund                       Equity     appreciation            domiciled outside the U.S. or have their
                                                                                        primary operations outside the U.S.,
                                                                                        including companies in emerging markets.
Managed by         Oppenheimer Global Securities International  Long-term capital       Invests mainly in common stocks of U.S. and
OppenheimerFunds,  Fund/VA                           Equity     appreciation            foreign issuers, currently with an emphasis
Inc.                                                                                    in developed markets.
                   Oppenheimer High Income         High-Yield   High level of current   Invests mainly in a variety of high-yield
                   Fund/VA                           Bonds      income                  fixed-income securities of domestic and
                                                                                        foreign issuers with at least 65% of total
                                                                                        assets in high-yield, lower-grade fixed
                                                                                        income securities commonly known as "junk"
                                                                                        bonds.
                   Oppenheimer Main Street        Large Blend   High total return       Invests mainly in common stocks of U.S.
                   Fund[{R}]/VA                    (which includes growth  companies of different capitalization
                                                                in the value of its     ranges, presently focusing on large-
                                                                shares as well as       capitalization issuers.
                                                                current income)
PIMCO
Managed by Allianz AZL PIMCO Fundamental          Large Blend   Exceed the total return Invests substantially all assets in
Investment         IndexPLUS Total Return Fund                  of the FTSE             derivative instruments based on the Enhanced
Management                                                      RAFI{trademark} 1000    RAFI{trademark} 1000, backed by a portfolio
LLC/Pacific                                                     Index                   of short and intermediate term fixed income
Investment                                                                              instruments.
Management Company
LLC
Managed by Pacific PIMCO VIT All Asset Portfolio   Specialty    Maximum real return     Invests in institutional class shares of the
Investment                                          (Fund of    consistent with         underlying PIMCO Funds and does not invest
Management Company                                   Funds)     preservation of real    directly in stocks or bonds of other
LLC                                                             capital and prudent     issuers.
                                                                investment management

         The Allianz Rewards[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

                                       39


                   PIMCO VIT CommodityReal         Specialty    Maximum real return     Invests in commodity linked derivative
                   Return[TM] Strategy Portfolio                consistent with prudent instruments backed by a portfolio of
                                                                investment management   inflation-indexed securities and other fixed
                                                                                        income securities.
                   PIMCO VIT Emerging Markets    Intermediate-  Maximum total return,   At least 80% of its assets in fixed income
                   Bond Portfolio                  Term Bonds   consistent with         instruments of issuers that economically are
                                                                preservation of capital tied to countries with emerging securities and prudent investment  markets.
                                                                management
                   PIMCO VIT Global Bond         Intermediate-  Maximum total return,   At least 80% of its assets in fixed income
                   Portfolio (Unhedged)            Term Bonds   consistent with         instruments of issuers in at least three
                                                                preservation of capital countries (one of which may be the U.S.), and prudent investment  which may be represented by futures
                                                                management              contracts. May invest, without limitation,
                                                                                        in securities of issuers in emerging market
                                                                                        countries.


                   PIMCO VIT High Yield            High-Yield   Maximum total return,   At least 80% of assets in a diversified
                   Portfolio                         Bonds      consistent with         portfolio of high-yield securities ("junk
                                                                preservation of capital bonds") rated below investment grade, but at and prudent investment  least Caa by Moody's or equivalently rated
                                                                management              by S&P or Fitch. May invest up to 20% of
                                                                                        total asets in securities denominated in
                                                                                        foreign currencies.
                   PIMCO VIT Real Return         Intermediate-  Maximum real return,    At least 80% of its net assets in inflation-
                   Portfolio                       Term Bonds   consistent with         indexed bonds of varying maturities issued
                                                                preservation of real    by the U.S. and non-U.S. governments, their
                                                                capital and prudent     agencies or instrumentalities and
                                                                investment management   corporations.
                   PIMCO VIT                      Large Growth  Total return which      Invests substantially in S&P
                   StocksPLUS[{R}]                 exceeds that of the S&P 500[{R}] derivatives, backed by
                   Growth and Income Portfolio                  500[{R}]   a portfolio of fixed income instruments. May
                                                                                        invest in common stocks, options, futures,
                                                                                        options on futures, and swaps.
                                                                                        The fund will be liquidated on or about July
                                                                                        17, 2009 and will then no longer be
                                                                                        available as an Investment Option under the
                                                                                        Contract. For additional information
                                                                                        regarding the liquidation, please see the
                                                                                        PIMCO VIT StocksPLUS Growth and Income
                                                                                        Portfolio prospectus. Any Contract Value
                                                                                        remaining in the Investment Option at the
                                                                                        time the fund is liquidated will be
                                                                                        transferred to the AZL Money Market Fund.
                   PIMCO VIT Total Return        Intermediate-  Maximum total return,   At least 65% of total assets in a
                   Portfolio                       Term Bonds   consistent with         diversified portfolio of fixed income
                                                                preservation of capital instruments of varying maturities, which may and prudent investment  be represented by forwards or derivatives
                                                                management              such as options, futures contracts, or swap
                                                                                        agreements.
PRUDENTIAL
Managed by         SP International Growth       International  Long-term growth of     Invests primarily in equity-related
Prudential         Portfolio                         Equity     capital                 securities of foreign issuers with at least
Investments                                                                             65% of its total assets in common stocks of
LLC/William Blair                                                                       foreign companies operating or based in at
& Company LLC and                                                                       least five different countries.
Marsico Capital
Management LLC
Managed by         SP Strategic Partners Focused  Large Growth  Long-term growth of     At least 65% of total assets in equity and
Prudential         Growth Portfolio                             capital                 equity-related securities of U.S. companies
Investments                                                                             that the adviser believes to have strong
LLC/Jennison                                                                            capital appreciation potential.
Associates LLC and
AllianceBernstein
L.P.

         The Allianz Rewards[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

                                       40

SCHRODER
Managed by Allianz AZL Schroder Emerging Markets   Specialty    Capital appreciation    Invests at least 80% of its net assets in
Investment         Equity Fund                                                          equity securities of companies that the
Management                                                                              subadviser believes to be "emerging market"
LLC/Schroder                                                                            issuers. May invest remainder of assets in
Investment                                                                              securities of issuers located anywhere in
Management North                                                                        the world.
America Inc.
                   AZL Schroder International    International  Long-term capital       At least 80% of net assets in equity
                   Small Cap Fund                    Equity     appreciation            securities of small capitalization companies
                                                                                        located outside the U.S. (generally with
                                                                                        market capitalizations of $3.5 billion or
                                                                                        less at the time of investment) that it
                                                                                        believes offer the potential for capital
                                                                                        appreciation.
SELIGMAN
Managed by J. & W. Seligman Smaller-Cap Value      Small Cap    Long-term capital       At least 80% of net assets in common stocks
Seligman & Co.     Portfolio                                    appreciation            of "value" companies with smaller market
Incorporated                                                                            capitalizations (up to $3 billion) at the
                                                                                        time of purchase by the portfolio.
TARGETPLUS PORTFOLIOS
Managed by Allianz AZL TargetPLUS Balanced Fund      Model      Long-term capital       Invests primarily in a diversified portfolio
Investment                                         Portfolio    appreciation with       of equity and fixed income securities with
Management                                                      preservation of capital 40% to 60% allocated to the equity portfolio
LLC/First Trust                                                 as an important         and the balance allocated to the fixed
Advisors L.P. and                                               consideration           income portfolio. May invest a significant
Pacific Investment                                                                      portion of its total assets in securities of
Management Company                                                                      non-U.S. companies.
LLC
Managed by Allianz AZL TargetPLUS Equity Fund        Model      Total return            Invests at least 80% of net assets in common
Investment                                         Portfolio                            stocks of companies that are identified by a
Management                                                                              model based on an allocation of 20% of fund
LLC/First Trust                                                                         assets in each of five separate strategies.
Advisors L.P.
Managed by Allianz AZL TargetPLUS Growth Fund        Model      Long-term capital       Invests primarily in a diversified portfolio
Investment                                         Portfolio    appreciation            of equity and fixed income securities with
Management                                                                              70% to 90% allocated to the equity portfolio
LLC/First Trust                                                                         and the balance allocated to the fixed
Advisors L.P. and                                                                       income portfolio. May invest a significant
Pacific Investment                                                                      portion of its total assets in securities of
Management Company                                                                      non-U.S. companies.
LLC
                   AZL TargetPLUS Moderate Fund      Model      Long-term capital       Invests primarily in a diversified portfolio
                                                   Portfolio    appreciation            of equity and fixed income securities with
                                                                                        55% to 75% allocated to the equity portfolio
                                                                                        and the balance allocated to the fixed
                                                                                        income portfolio. May invest a significant
                                                                                        portion of its total assets in securities of
                                                                                        non-U.S. companies.
TURNER
Managed by Allianz AZL Turner Quantitative Small   Small Cap    Long-term growth of     At least 80% of its net assets in common
Investment         Cap Growth Fund                              capital                 stocks and other equity securities of U.S.
Management                                                                              companies with small market capitalizations
LLC/Turner                                                                              that the subadviser believes, based on a
Investment                                                                              quantitative model, have strong earnings
Partners, Inc.                                                                          growth potential. Small capitalization
                                                                                        companies are defined as companies with
                                                                                        market capitalizations, at the time of
                                                                                        purchase, in the range of companies included
                                                                                        in the Russell[ ]2000[{R}]
                                                                                        Growth Index.

         The Allianz Rewards[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

                                       41

VAN KAMPEN
Managed by Allianz AZL Van Kampen Comstock Fund   Large Value   Capital growth and      Invests at least 80% of net assets in common
Investment                                                      income                  stocks with the potential for capital growth
Management LLC/Van                                                                      and income. May invest  up to 25% of total
Kampen Asset                                                                            assets in foreign securities.
Management
                   AZL Van Kampen Equity and       Specialty    Highest possible income Invests at least 65% of its total assets in
                   Income Fund                                  consistent with safety  income-producing equity securities and also of principal with long- invests in investment grade quality debt term growth of capital  securities. May invest up to 25% ot total
                                                                as an important         assets in foreign securities, including
                                                                secondary objective     emerging market securities.
                   AZL Van Kampen Global         International  Long term capital       Invests primarily in a portfolio of equity
                   Franchise Fund                    Equity     appreciation            securities of issuers located throughout the
                                                                                        world that it believes have, among other
                                                                                        things, resilient business franchises and
                                                                                        growth potential. Normally invests at least
                                                                                        65% of total assets in securities of issuers
                                                                                        from at least three different countries,
                                                                                        which may include the U.S.
                   AZL Van Kampen Global Real      Specialty    Income and capital      Invests at least 80% of assets in equity
                   Estate Fund                                  appreciation            securities of companies in the real estate
                                                                                        industry located throughout the world,
                                                                                        including real estate investment trusts and
                                                                                        real estate operating companies established
                                                                                        outside the U.S.
                   AZL Van Kampen Growth and      Large Value   Income and long-term    Invests at least 65% of total assets in
                   Income Fund                                  growth of capital       income-producing equity securities,
                                                                                        including common stocks and convertible
                                                                                        securities; also in non-convertible
                                                                                        preferred stocks and debt securities rated
                                                                                        "investment grade." May invest  up to 25% of
                                                                                        total assets in foreign securities,
                                                                                        including emerging market securities.
                   AZL Van Kampen Mid Cap Growth    Mid Cap     Capital growth          At least 80% of net assets in common stocks
                   Fund                                                                 and other equity securities of mid
                                                                                        capitalization growth companies.

Shares of the Investment Options may be offered in connection with certain variable annuity contracts and variable life insurance policies of various insurance companies that may or may not be affiliated with us. Certain Investment Options may also be sold directly to pension and retirement plans that qualify under Section 401 of the Internal Revenue Code. As a result, a material conflict of interest may arise between insurance companies, owners of different types of contracts and retirement plans or their participants. Each Investment Option's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken.

We may enter into certain arrangements under which we, or our affiliate Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, are compensated by the Investment Options' advisers, distributors and/or affiliates for the administrative services and benefits that we provide to the Investment Options. The amount of the compensation usually is based on the aggregate assets of the Investment Options or other investment portfolios that are attributable to contracts that we issue or administer. Some advisers may pay us more or less than others. The maximum fee that we currently receive is at the annual rate of 0.25% of the average aggregate amount invested by us in the Investment Options. In addition, our affiliate Allianz Life Financial Services, LLC, may receive Rule 12b-1 fees deducted from certain Investment Option assets attributable to the Contract for providing distribution and support services to some Investment Options. Because 12b-1 fees are paid out of an Investment Option's assets on an ongoing basis, over time they will increase the cost of an investment in the Investment Option.

         The Allianz Rewards[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

SUBSTITUTION AND LIMITATION ON FURTHER INVESTMENTS
We may substitute another Investment Option for one of the Investment Options you selected for any reason in our sole discretion. Substitutions may be made with respect to existing investments, the investment of future Purchase Payments, or both. New or substitute Investment Options may have different fees and expenses, and their availability may be limited to certain classes of purchasers. We may limit further investment in, or transfers to, an Investment Option if marketing, tax or investment considerations warrant, or for any reason in our sole discretion. We also may close Investment Options to allocations of Purchase Payments and/or Contract Value, at any time and at our sole discretion. The fund companies that sell shares of the Investment Options to us, pursuant to participation agreements, may terminate those agreements and discontinue offering their shares to us. To the extent required by the Investment Company Act of 1940 or other applicable law, we will not substitute any shares without notice to you and prior approval of the SEC.

TRANSFERS
CONTRACTS WITH THE PRIME PLUS BENEFIT WILL BE SUBJECT TO RESTRICTIONS ON TRANSFERS INTO CERTAIN INVESTMENT OPTIONS IF THESE CONTRACTS EXCEED CERTAIN LIMITS ON VOLATILITY OR RISK. For more information, see section 4, Protected Retirement Income Made Easy: The PRIME Plus Benefit - Investment Option Allocation and Transfer Restrictions Under the PRIME Plus Benefit.

You can make transfers among the Investment Choices, subject to certain restrictions. Transfers may be subject to a transfer fee. For more information, see section 7, Expenses - Transfer Fee. We currently allow you to make as many transfers each Contract Year as you wish. We may change this practice in the future. There is no minimum required transfer amount. This product is not designed for professional market timing organizations, other entities or persons using programmed, large, or frequent transfers, and excessive or inappropriate transfer activity may be restricted.

The following applies to any transfer.
o We may choose not to allow you to make transfers during the free look/right-to-examine period.
o Your request for a transfer must clearly state:
  -  which Investment Choices are involved in the transfer; and
  -  how much you wish to transfer.
o After the Income Date, you cannot make a transfer from a fixed Annuity Payment stream to a variable Annuity Payment stream.
o After the Income Date, you can make a transfer from a variable Annuity Payment stream to establish a new fixed Annuity Payment stream.
o Your right to make transfers is subject to modification if we determine, in our sole discretion, that exercise of the right by one or more Owners is, or may be, to the disadvantage of other Owners. For more information, see the "Excessive Trading and Market Timing" discussion in this section.
o Transfer instructions apply equally to the accumulation and annuitization portions of the Contract. You cannot make transfers selectively within different portions of the Contract.
o Transfers of Contract Value between Investment Options will not change the allocation instructions for any future Purchase Payments.

When you make a transfer request, we will process the request based on the Accumulation Unit values and/or Annuity Unit values next determined after receipt of the request in good order at our Service Center. The Accumulation Unit values and Annuity Unit values are normally determined at the end of each Business Day and any transfer request received at or after the end of the current Business Day will receive the next Business Day's Accumulation Unit values and/or Annuity Unit values.

The Investment Options may, in the future, add policies or change existing policies designed to restrict market timing activities. For example, Investment Options may impose restrictions on transfers between Investment Options in an affiliated group of Investment Options if the investment adviser to one or more of the Investment Options determines that the Owner or his or her designee requesting the transfer has engaged, or is engaging in, market timing or other abusive trading activities. In addition, an Investment Option may impose a short-term trading fee on purchases and sales within a specified period. You should review the Investment Options' prospectuses regarding any applicable transfer restrictions and the imposition of any fee to discourage short-term trading. The imposition of these restrictions would occur as a result of Investment Option restrictions and actions taken by the managers of the Investment Options.

         The Allianz Rewards[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

TELEPHONE AND OTHER ELECTRONIC TRANSFERS
You can request transfers by telephone, fax, or by website at www.allianzlife.com. We may allow you to authorize someone else to request transfers by telephone, fax, or website on your behalf. We will accept instructions from either you or a Joint Owner unless we are instructed otherwise. We will use reasonable procedures to confirm that instructions given to us by telephone or by website are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We record all telephone instructions and log all website instructions. We reserve the right to deny any transfer request submitted by telephone, website, or by fax, and to discontinue or modify the telephone, fax and/or website transfer privileges at any time and for any reason.

We do not currently accept transfer instructions from you via email or via electronic communications other than by telephone, fax, or by website. This service may be available to you in the future.

When you make a transfer request by telephone, fax, or by website, we will process the request based on the Accumulation Unit values next determined after receipt of the request at our Service Center. If you or your authorized representative have not given instructions to a Service Center representative before the end of the Business Day, even if due to our delay in answering your call or a delay caused by our telephone, fax and/or computer system, we will consider the request to be received at or after the end of the current Business Day and the request will receive the next Business Day's Accumulation Unit values.

Please note that telephone, fax and/or the website may not always be available. Any telephone, fax and/or computer system, whether it is ours, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer by writing to our Service Center.

By authorizing transfers by telephone or website, you authorize us to accept and act upon such instructions for transfers involving your Contract. There are risks associated with telephone and website transactions that do not occur if a written request is submitted. Anyone authorizing or making such requests bears those risks. You should protect your website password, because the website is available to anyone who provides your password; we will not be able to verify that the person providing electronic transfer instructions via the website is you or is authorized by you.

         The Allianz Rewards[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

EXCESSIVE TRADING AND MARKET TIMING
Your ability to make transfers under the Contract is subject to modification if we determine, in our sole discretion, that the exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other Owners.

Frequent transfers, programmed transfers, transfers into and then out of an Investment Choice in a short period of time, and transfers of large amounts at one time (collectively referred to as "potentially disruptive trading") may have harmful effects for other Owners, Annuitants and Beneficiaries. These risks and harmful effects include the following.
o Dilution of the interests of long-term investors in an Investment
  Choice, if market timers or others transfer into the Investment Choice at prices that are below their true value or transfer out of the Investment Choice at prices that are higher than their true value.
o An adverse effect on portfolio management, such as causing the Investment Choice to maintain a higher level of cash than would otherwise be the case, or causing the Investment Choice to liquidate investments prematurely.
o Increased brokerage and administrative expenses.

In order to attempt to protect our Owners and the Investment Choices from potentially disruptive trading, we have adopted certain excessive trading and market timing policies and procedures. Under our excessive trading and market timing policy, we could modify your transfer privileges for some or all of the Investment Choices. Unless prohibited by the terms of the Contract or applicable state law, the modifications we may apply include (but are not limited to) the following.
o Limiting the frequency of transfers (for example, prohibit more than one transfer a week, or more than two a month, etc.).
o Restricting the method of making a transfer (for example, requiring that all transfers be sent by first class U.S. mail and rescinding the telephone, fax or website transfer privileges).
o Requiring a minimum time period between each transfer into or out of a particular Investment Choice. Our current policy, which is subject to change without notice, prohibits "round trips" with Investment Choices, other than the AZL Money Market Fund and the AZL FusionPortfolios, within 14 calendar days. Round trips are transfers into and back out of a particular Investment Choice, or transfers out of and back into a particular Investment Choice.
o Not accepting transfer requests made on your behalf by an asset allocation and/or market timing service.
o Limiting the dollar amount of any Purchase Payment or transfer request allocated to any Investment Choice at any one time.
o Imposing redemption fees on short-term trading (or implementing and administering redemption fees imposed by one or more of the Investment Options).
o Prohibiting transfers into specific Investment Choices.
o Imposing other limitations or restrictions.

We also reserve the right to reject any specific Purchase Payment allocation or transfer request from any person if in the investment adviser's, subadviser's or our judgment, an Investment Choice may be unable to invest effectively in accordance with its investment objectives and policies.

Currently, we attempt to DETER disruptive trading as follows. If a transfer(s) is/are identified as potentially disruptive trading, we may (but are not required to) send a warning letter. If the conduct continues and we determine that it constitutes disruptive trading, we will also impose transfer restrictions. Transfer restrictions may include refusing to take orders by fax, telephone or website and requiring the submission of all transfer requests via first-class U.S. mail. We do not enter into agreements permitting market timing and would not permit activities determined to be disruptive trading to continue. We also reserve the right to impose transfer restrictions on a Contract if we determine, in our sole discretion, that the transfers are disadvantageous to other Owners. We will notify the Owner in writing if we impose transfer restrictions on the Owner.

We do not include automatic transfers made under any programs we provide, or automatic transfers made under any of the Contract features, when applying our market timing policy.

We have adopted these policies and procedures as a preventative measure to protect all Owners from the potential effects of disruptive trading, while also abiding by the Owners' legitimate interest in diversifying their investment and making periodic asset re-allocations based upon their personal situations or overall market conditions. We attempt to protect the Owners' interests in making legitimate transfers by providing reasonable and convenient methods of making transfers that do not harm other Owners.

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                                       45

We may make exceptions when imposing transfer restrictions if we determine a transfer is appropriate, although it may technically violate our policies and procedures that are discussed above. In determining whether a transfer is appropriate, we may, but are not required to, take into consideration the relative size of a transaction, whether the transaction was purely a defensive transfer into the AZL Money Market Fund, and whether the transaction involved an error or similar event. We may also reinstate telephone, fax or website transfer privileges after we have revoked them, but we will not reinstate these privileges if we have reason to believe that they might be used for disruptive trading purposes in the future.

We cannot guarantee the following.
o Our monitoring will be 100% successful in detecting all potentially disruptive trading activity.
o Revoking telephone, fax or website transfer privileges will successfully deter all potentially disruptive trading.

In addition, certain of the Investment Options are available to insurance companies other than us and we do not know whether those other insurance companies have adopted policies and procedures to detect and deter potentially disruptive trading, or what their policies and procedures might be.

As a result of the fact that we may not be completely successful at detecting and preventing market timing activities, and other insurance companies that offer the Investment Options may not have adopted adequate market timing procedures, there is some risk that market timing activity may occur and negatively affect other Owners.

We may, without prior notice to any party, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of an Investment Choice's shares are subject to acceptance by that Investment Choice. We reserve the right to reject, without prior notice, any transfer request into an Investment Choice or allocation of a Purchase Payment to an Investment Choice if the order to purchase the Investment Choice's shares is not accepted for any reason. We have entered into agreements required under SEC Rule 22c-2 (Rule 22c-2 agreements) whereby, upon request by an underlying fund or its designee, we are required to provide the underlying fund with information about you and your trading activities into or out of one or more Investment Options. This information will be provided to the underlying fund or its designee. Under the terms of the Rule 22c-2 agreements, we are required to: (1) provide details concerning every purchase, redemption, transfer, or exchange of Investment Options during a specified period; and (2) restrict your trading activity if the party receiving the information so requests. Under certain Rule 22c-2 agreements, if we fail to comply with a request to restrict trading activity, the underlying fund or its designee may refuse to accept transfers from us until we comply.

We retain some discretion in determining what actions constitute potentially disruptive trading and in determining when and how to impose trading restrictions. Therefore, persons engaging in potentially disruptive trading may be subjected to some uncertainty as to when and in what form trading restrictions may be applied, and persons not engaging in potentially disruptive trading may not know precisely what actions will be taken against a person engaging in potentially disruptive trading. For example, if we determine a person is engaging in potentially disruptive trading, we may revoke that person's telephone, fax or website transfer privileges and require all future requests to be sent by first class U.S. mail. In the alternative, if the disruptive trading affects only a single Investment Choice, we may prohibit transfers into or allocations of Purchase Payments to that Investment Choice. We will notify the person or entity making the potentially disruptive trade when we revoke any transfer privileges.

The retention of some level of discretion by us may result in disparate treatment among persons engaging in potentially disruptive trading, and it is possible that some persons could experience adverse consequences if other persons are able to engage in practices that may constitute disruptive trading, and that result in negative effects.

DOLLAR COST AVERAGING (DCA) PROGRAM
The DCA program allows you to systematically transfer a set amount of money each month or quarter from any one of the available Investment Choices to other Investment Options. The Investment Option you transfer from may not be the Investment Option you transfer to in this program. You cannot dollar cost average to a general account Investment Choice. The only general account Investment Choice that you can dollar cost average from is the DCA Fixed Option. By allocating amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You may only participate in this program during the Accumulation Phase.

There may be two DCA options available to you. The first option is the DCA Fixed Option. It is only available for a period of either 6 or 12 months for both initial and additional Purchase Payments. Under the DCA Fixed Option, you will receive a fixed interest rate guaranteed for the period by us. The DCA Fixed Option may not be available in your state.

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                                       46

The second option is the Standard DCA Option. It requires a $1,500 minimum allocation and participation for at least six months. Only the Investment Options are available with this option.

All DCA transfers will be made on the tenth day of the month or the next Business Day if the tenth is not a Business Day. You can elect either program by properly completing the DCA form provided by us.

Your participation in the program will end when any of the following occurs.
o The number of desired transfers has been made.
o You do not have enough money in the Investment Choices to make the transfer (if less money is available, that amount will be dollar cost averaged and the program will end).
o You request to terminate the program (your request must be received at our Service Center by the first of the month to terminate that month).
o Contract termination.

If you participate in the DCA program, there are no fees for the transfers made under this program, we do not currently count these transfers against the free transfers that we allow, and you will not be charged additional fees for participating in or terminating from this program. We reserve the right to discontinue or modify the DCA program at any time and for any reason.

FLEXIBLE REBALANCING
You can choose to have us rebalance your account. Once your money has been invested, the performance of the Investment Options may cause your chosen allocation to shift. Flexible rebalancing is designed to help you maintain your specified allocation mix among the different Investment Options. The general account Investment Choices are not part of the flexible rebalancing program. You can direct us to automatically readjust your balance in the Investment Options on a quarterly, semi-annual or annual basis to return to your selected Investment Option allocations. Flexible rebalancing transfers will be made on the 20th day of the month or the previous Business Day if the 20th is not a Business Day. If you participate in the flexible rebalancing program, there are no fees for the transfers made under this program, we do not currently count these transfers against any free transfers that we allow, and you will not be charged additional fees for participating in or terminating from this program. We reserve the right to discontinue or modify the flexible rebalancing program at any time and for any reason. To participate in this program, your request must be received in good order at our Service Center by the eighth of the month so that we may rebalance your account on the 20th of the month. To terminate your participation in this program, your request must also be received at our Service Center by the eighth of the month to terminate that month.

FINANCIAL ADVISERS - ASSET ALLOCATION PROGRAMS
If you have or establish a relationship with a personal financial adviser and the advisory agreement provides that you will pay all or a portion of your adviser's fees out of the Contract, we will, pursuant to written instructions from you in a form acceptable to us, make a partial withdrawal of the Contract Value to pay for the services of the financial adviser. We will treat any fee that is withdrawn as a withdrawal under the terms of this Contract. If the Contract is Non-Qualified, the withdrawal will be treated like any other distribution; it may be included in your gross income for federal tax purposes and, if any Owner is under age 59 1/2, it may be subject to a 10% federal penalty tax. If the Contract is Qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. You should consult a tax adviser regarding the tax treatment of the payment of financial adviser fees from your Contract.

We do not set the amount of the fees charged or receive any portion of the fees from your adviser. Any fee that is charged by your adviser is in addition to the fees and expenses that apply under your Contract. We are not party to the agreement you have with your adviser. You should ask your adviser for any details about the compensation he or she receives in connection with your Contract.

Please note that the adviser you engage to provide advice and/or to make transfers for you is not acting on our behalf, but is acting on your behalf. We do not review or approve the actions of any adviser, and do not assume any responsibility for these actions. However, we do reserve the right to request and review prior transaction history of any adviser prior to granting your request to allow the adviser to act on your behalf. If, in our sole discretion, we believe the adviser's trading history indicates a pattern of excessive trading, we reserve the right to deny that adviser trading authority. If an adviser is granted trading authority, that adviser is subject to the same limitations applicable to Owners as stated above.

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                                       47

VOTING PRIVILEGES
We are the legal owner of the Investment Option shares. However, when an Investment Option solicits proxies in conjunction with a shareholder vote that affects your investment, we will obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own including any shares that we own on our own behalf, in proportion to those instructions. Because of this proportional voting and because many Owners do not respond to our request for them to provide us with voting instructions, a small number of Owners may determine the outcome of the vote. Should we determine that we are no longer required to obtain your voting instructions, we will vote the shares in our own right. Only Owners have voting privileges under the Contract. Annuitants, Beneficiaries, Payees and other persons have no voting privileges unless they are also Owners.

We determine your voting interest in an Investment Option as follows.
o You are permitted to cast votes based on the dollar value of the Investment Option's shares that we hold for your Contract in the corresponding subaccount. We calculate this value based on the number of Accumulation/Annuity Units allocated to your Contract on the record date and the value of each unit on that date. We count fractional votes.
o We will determine the number of shares that you can vote.
o You will receive any proxy materials and a form to give us voting instructions as well as periodic reports relating to the Investment Options in which you have an interest.

6. OUR GENERAL ACCOUNT
Our general account consists of all of our assets other than those in our separate accounts. We have complete ownership of all assets in our general account and we use these assets to support our insurance and annuity obligations other than those funded by our separate accounts. These assets are subject to our general liabilities from business operations. It is possible for assets invested in our general account to lose value. Subject to applicable law, we have sole discretion over the investment of the assets of our general account.

We have not registered our general account as an investment company under the Investment Company Act of 1940, nor have we registered interests in our general account under the Securities Act of 1933. As a result, the SEC has not reviewed the disclosures in this prospectus relating to our general account.

Currently, we only offer a DCA Fixed Option as an Investment Choice under our general account during the Accumulation Phase. Any amounts you allocate to this Investment Choice under our general account become part of our general account. Additionally, any amounts that you allocate to provide fixed Annuity Payments during the Annuity Phase become part of our general account. We may change the terms of the general account Investment Choices in the future. Please contact us for the most current terms.

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                                       48

7. EXPENSES
There are charges and other expenses associated with the Contract that will reduce your investment return. These charges and expenses are described in detail in this section.

SEPARATE ACCOUNT ANNUAL EXPENSES
Each Business Day during the Accumulation and Annuity Phases, we make a deduction from your Separate Account assets for the mortality and expense risk (M&E) charges and the administrative charge (together they are called the Separate Account annual expenses). We do this as part of our calculation of the value of the Accumulation and Annuity Units. The charges are an annualized rate that is realized on a daily basis as a percentage of the net asset value of an Investment Option. The amount of the M&E charge during the Accumulation Phase depends on the benefit options that apply. The annual administrative charge is equal to 0.15% during both phases of your Contract. During the Accumulation Phase, the current Separate Account annual expenses* are as follows:

                           BASE CONTRACT
                  M&E CHARGES ADMIN. CHARGE TOTAL
 TRADITIONAL GMDB    1.55%        0.15%     1.70%
  ENHANCED GMDB      1.85%        0.15%     2.00%

                  CHARGES FOR A CONTRACT WITH THE
                        PRIME PLUS BENEFIT
                   M&E CHARGES    ADMIN.   TOTAL
                                  CHARGE
 TRADITIONAL GMDB     2.25%       0.15%    2.40%
 ENHANCED GMDB        2.45%       0.15%    2.60%

* Some or all of the guaranteed benefits may not be available in all states.

If you exercise the GPWB, the increased expenses associated with the PRIME Plus Benefit will continue until both the GPWB and GMIB benefits terminate and the increased expenses associated with the Enhanced GMDB (if applicable) will continue as long as the Enhanced GMDB value is greater than zero.

During the Annuity Phase, if you request variable Traditional Annuity Payments, the Separate Account annual expenses are equal, on an annual basis, to 1.70%. Because the Contract allows Partial Annuitization, it is possible for one portion of the Contract to be in the Accumulation Phase and other portions will be in the Annuity Phase at the same time. It is also possible to have different M&E charges on different portions of the Contract at the same time if you take a variable traditional Partial Annuitization.

MORTALITY AND EXPENSE RISK (M&E) CHARGES
These charges compensate us for all the insurance benefits provided by your Contract, for example:
o our contractual obligation to make Annuity Payments,
o the death, income, and withdrawal benefits under the Contract,
o certain expenses related to the Contract, and
o for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract.

If the M&E charges are sufficient to cover such costs and risks, any excess will be profit to us. We anticipate making such a profit, and using it to cover distribution expenses as well as the cost of providing certain features under the Contract.

ADMINISTRATIVE CHARGE
This charge is equal to 0.15% of the average daily assets invested in a subaccount on an annual basis. We deduct this charge during both the Accumulation and Annuity Phases. This charge, together with the contract maintenance charge (which is explained next), is for all the expenses associated with the administration and maintenance of the Contracts.

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CONTRACT MAINTENANCE CHARGE
We deduct $40 from the Contract annually as a contract maintenance charge during the Accumulation and Annuity Phases. The charge is for the expenses associated with the administration and maintenance of the Contract. We deduct this charge on the last day of each Contract Year and we deduct it proportionately from the Investment Choices as set out in your Contract. During the Annuity Phase, we will collect a portion of the charge out of each Annuity Payment.

During the Accumulation Phase, we will not deduct this charge if the Rewards Value is at least $75,000 at the time we are to deduct the charge. If you own more than one Contract offered under this prospectus, we will determine the total Rewards Value of all your Contracts. If the total Rewards Value of all Contracts registered under the same social security number is at least $75,000, we will not assess the contract maintenance charge. We also will waive this charge during the Annuity Phase if the Contract Value on the Income Date is at least $75,000. If you take a full withdrawal from your Contract (other than on a Contract Anniversary), and the Rewards Value is less than $75,000, we will deduct the full contract maintenance charge.

If the Contract is owned by a non-individual (for example, a qualified plan or trust), we will look to the Annuitant to determine if we will assess the charge.

In some states, we are not permitted to assess the contract maintenance charge against the general account Investment Choices, during the Annuity Phase, or both.

WITHDRAWAL CHARGE
You can take withdrawals from the portion of the Contract that is in the Accumulation Phase. A withdrawal charge applies if all or part of the amount withdrawn is from Purchase Payments we received within ten complete years before the withdrawal. The withdrawal charge compensates us for expenses associated with selling the Contract. We do not assess the withdrawal charge on: amounts deducted to pay the contract maintenance charge, Annuity Payments (including GMIB Payments), death benefits, or amounts paid as part of a minimum distribution payment under our minimum distribution program. We also do not assess the withdrawal charge on GPWB Payments and/or Excess Withdrawals unless they exceed the GPWB Maximum. (For more information, see section 4, Protected Retirement Income Made Easy: The PRIME Plus Benefit - GPWB Payments and section 9, Access to Your Money - The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments.) In the Contract or marketing materials, the withdrawal charge may also be referred to as the surrender charge or contingent deferred sales charge (CDSC) and withdrawals may be referred to as surrenders.

The total amount under your Contract that is subject to a withdrawal charge is the Withdrawal Charge Basis. The Withdrawal Charge Basis is equal to the total Purchase Payments (not including any bonus), less any Purchase Payments withdrawn (excluding any bonus and any penalty-free withdrawals). Amounts applied to Partial Annuitizations will reduce each Purchase Payment proportionately by the percentage of Contract Value or GMIB value you annuitize. WE DO NOT REDUCE THE WITHDRAWAL CHARGE BASIS FOR ANY PENALTY-FREE WITHDRAWALS OR THE DEDUCTION OF THE CONTRACT MAINTENANCE CHARGE. THIS MEANS THAT IF YOU TAKE A FULL WITHDRAWAL WHILE THE WITHDRAWAL CHARGE APPLIES AND YOU HAVE TAKEN PENALTY-FREE WITHDRAWALS, YOU MAY BE ASSESSED A WITHDRAWAL CHARGE ON MORE THAN THE AMOUNT YOU ARE WITHDRAWING. Penalty-free withdrawals include the following amounts: withdrawals under the GPWB of the PRIME Plus Benefit that do not exceed the GPWB Maximum, withdrawals under the partial withdrawal privilege, and any amounts paid as part of a required minimum distribution. We also do not adjust the Withdrawal Charge Basis for any withdrawal charges, or any gains or losses on your Investment Options. THIS MEANS THAT ON A FULL WITHDRAWAL, IF THE CONTRACT VALUE HAS DECLINED DUE TO POOR PERFORMANCE OF YOUR SELECTED INVESTMENT OPTIONS, THE WITHDRAWAL CHARGE MAY BE GREATER THAN THE AMOUNT AVAILABLE FOR WITHDRAWAL. BECAUSE WE ASSESS THE WITHDRAWAL CHARGE AGAINST THE WITHDRAWAL CHARGE BASIS, IN SOME INSTANCES, THE CONTRACT VALUE MAY BE POSITIVE, BUT YOU WILL NOT RECEIVE A DISTRIBUTION DUE TO THE AMOUNT OF THE WITHDRAWAL CHARGE. For more information, please see the examples in Appendix F.

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For purposes of calculating any withdrawal charge, we withdraw Purchase Payments on a "first-in-first-out" (FIFO) basis and we make withdrawals from your Contract in the following order.
1.First, we withdraw any Purchase Payments that are beyond the withdrawal charge period shown in your Contract (for example, Purchase Payments that we have had for ten or more complete years). We do not assess a withdrawal charge on these Purchase Payments.
2.Then, we withdraw any Purchase Payments that are under the partial withdrawal privilege and we do not assess a withdrawal charge. However, the partial withdrawal privilege is not available if you are taking a full withdrawal. For more information, see section 9, Access to Your Money - Partial Withdrawal Privilege.
3.Next, on a FIFO basis, we withdraw Purchase Payments that are within the withdrawal charge period shown in your Contract. We do assess a withdrawal charge on these Purchase Payments, but we withdraw them on a FIFO basis, which may help reduce the total withdrawal charge you will pay because the withdrawal charge declines over time. We determine your total withdrawal charge by multiplying each of these payments by the applicable withdrawal charge percentage and then totaling the charges.
4.Finally, we withdraw any Contract earnings. Bonuses and any earnings thereon are treated as earnings under the Contract for purposes of the withdrawal charge. We do not assess a withdrawal charge on Contract earnings.
We keep track of each Purchase Payment we receive. The amount of the withdrawal charge depends upon the length of time since we received your Purchase Payment. The charge as a percentage of each Purchase Payment withdrawn is as follows.

 NUMBER OF COMPLETE YEARS SINCE WE RECEIVED YOUR PURCHASE PAYMENT CHARGE
                                0                                  8.5%
                                1                                  8.5%
                                2                                  8.5%
                                3                                  8.5%
                                4                                  8.0%
                                5                                  7.0%
                                6                                  6.0%
                                7                                  5.0%
                                8                                  4.0%
                                9                                  3.0%
                         10 years or more                          0.0%

After we have had a Purchase Payment for ten complete years, there is no charge when you withdraw that Purchase Payment. In the States of Connecticut and New Jersey, the withdrawal charge, as a percentage of each Purchase Payment withdrawn, is 8.5%, 8.5%, 8.0%, 7.0%, 6.0%, 5.0%, 4.0%, 3.0%, 2.0%, 1.0%, and
0.0% for the time periods referenced above.

We calculate the withdrawal charge at the time of withdrawal. For a full withdrawal that is subject to a withdrawal charge, we will deduct the withdrawal charge as a percentage of the Withdrawal Charge Basis from the amount withdrawn. For partial withdrawals, we deduct the charge from the remaining Rewards Value and we deduct it proportionately from the Investment Choices.

EXAMPLE: You purchase a Contract with an initial Purchase Payment of $30,000 and make another Purchase Payment in the first month of the second Contract Year of $70,000. In the third month of the third Contact Year, your Contract Value is $110,000 and you request a withdrawal of $52,000. We would withdraw money from the Contract Value and compute the withdrawal charge as follows.

1)PURCHASE PAYMENTS THAT ARE BEYOND THE WITHDRAWAL CHARGE PERIOD. All payments are still within the withdrawal charge period so this does not apply.
2)AMOUNTS AVAILABLE UNDER THE PARTIAL WITHDRAWAL PRIVILEGE. You have not taken any other withdrawals this year so you can withdraw up to 10% of your total payments (or $10,000) without incurring a withdrawal charge.
3)PURCHASE PAYMENTS ON A FIFO BASIS. The total amount we deduct from the first Purchase Payment is $30,000, which is subject to an 8.5% withdrawal charge, and we pay you this entire amount. We determine the withdrawal charge on this amount as follows:

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 $30,000  X  0.085  =  $2,550

  Next we determine how much we need to deduct from the second Purchase Payment. So far we have deducted $40,000 ($10,000 under the partial withdrawal privilege and $30,000 from the first Purchase Payment), so we would need to deduct $12,000 from the second Purchase Payment to get you the $52,000 you requested. The second Purchase Payment is also subject to an 8.5% withdrawal charge. We determine the withdrawal charge on this amount this amount as follows:

 $12,000  X  0.085  =  $1,020

4)CONTRACT EARNINGS. The withdrawal charges of $3,570 are deducted from contract earnings.

In total we withdrew $55,570 from your Contract, of which you received $52,000 and paid total withdrawal charges of $3,570.

NOTE: WITHDRAWALS MAY HAVE TAX CONSEQUENCES AND, IF TAKEN BEFORE AGE 59 1/2, MAY BE SUBJECT TO A 10% FEDERAL PENALTY TAX. FOR TAX PURPOSES, UNDER NON-QUALIFIED CONTRACTS, WITHDRAWALS ARE CONSIDERED TO HAVE COME FROM THE LAST MONEY YOU PUT INTO THE CONTRACT. THUS, FOR TAX PURPOSES, EARNINGS ARE CONSIDERED TO COME OUT FIRST.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE
We may reduce or eliminate the amount of the withdrawal charge when the Contract is sold under circumstances that reduce its sales expenses. For example, if there is a large group of individuals that will be purchasing the Contract or if a prospective purchaser already has a relationship with us. We may choose not to deduct a withdrawal charge under a Contract issued to an officer, director, or employee of Allianz Life or any of its affiliates. Also, we may reduce or waive the withdrawal charge when a Contract is sold by a registered representative appointed with Allianz Life to any members of his or her immediate family, and the commission is waived. We require our prior approval for any reduction or elimination of the withdrawal charge.

TRANSFER FEE
You can currently make 12 free transfers every Contract Year. If you make more than 12 transfers in a Contract Year, we will deduct a transfer fee of $25 for each additional transfer. Currently, we deduct this fee only during the Accumulation Phase, but we reserve the right to deduct it during the Annuity Phase. We will deduct the transfer fee from the Investment Choice from which the transfer is made. If you transfer the entire amount in the Investment Choice, then we will deduct the transfer fee from the amount transferred. If you are transferring from multiple Investment Choices, we will treat the transfer as a single transfer and we will deduct any transfer fee proportionately from the Investment Choices if you transfer less than the entire amount that is in the Investment Choice. If the transfer is made under the dollar cost averaging or flexible rebalancing programs, or the allocation and transfer restrictions for the PRIME Plus Benefit, there is no fee for the transfer and we currently do not count these transfers against any free transfers we allow.

PREMIUM TAXES
Some states and other governmental entities (for example, municipalities) assess a tax (premium tax) on us based on the amount of Purchase Payments we receive from you. In some states, the tax is based on the amount applied to Annuity Payments. We are responsible for the payment of these taxes. Your Contract indicates that we will deduct these charges from your Contract Value. However, it is our current practice not to make deductions from the Contract to reimburse ourselves for the premium taxes that we pay, although we reserve the right to make such a deduction in the future. Premium taxes normally range from 0% to 3.5% of the Purchase Payment, depending on the state or governmental entity.

INCOME TAXES
We reserve the right to deduct from the Contract any income taxes that we may incur because of the Contract. Currently, we are not making any such deductions.

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INVESTMENT OPTION EXPENSES
There are deductions from the assets of the various Investment Options for operating expenses (including management fees) that are described in the Fee Tables and in the table of annual operating expenses for each Investment Option in Appendix A in this prospectus and in the prospectuses for the Investment Options. These charges apply during the Accumulation and Annuity Phases if you make allocations to the Investment Options. These expenses will reduce the performance of the Investment Options and, therefore, will negatively affect your Contract Value and the amounts available for withdrawals and Annuity Payments. They may also negatively impact the death benefit proceeds. The investment advisers for the Investment Options provided the fee and expense information and we did not independently verify it.

8. TAXES
NOTE: We have prepared the following information on taxes as a general discussion of the subject. The Contract offers flexibility regarding how distributions can be taken. Not all of these distributions (or their attendant tax consequences) are discussed in this section. This information is not intended as tax advice. You should, therefore, consult your own tax adviser about your own circumstances. We have included additional information regarding taxes in the Statement of Additional Information. For more information on the taxation of Annuity Payments made under a Partial Annuitization, see section 3, The Annuity Phase - Partial Annuitization. For more information on the taxation of GPWB Payments, see section 4, Protected Retirement Income Made Easy: The PRIME Plus Benefit - Taxation of GPWB Payments. For more information on the taxation of GMIB Payments, see section 4, Protected Retirement Income Made Easy:
The PRIME Plus Benefit - Taxation of GMIB Payments.

ANNUITY CONTRACTS IN GENERAL
Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

These rules generally provide that you will not be taxed on any earnings on the money held in your annuity until you take the money out. This is called tax deferral. There are different rules regarding how you will be taxed, depending upon how you take the money out and whether the annuity is Qualified or Non-Qualified (see the following discussion in this section).

If you do not purchase the Contract under a tax qualified retirement plan, the Contract is referred to as a Non-Qualified Contract. When a Non-Qualified Contract is owned by a non-individual (for example, a corporation or certain other entities other than a trust holding the Contract as an agent for an individual), the Contract will generally not be treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of tax deferral and Contract earnings may be taxed as ordinary income every year.

QUALIFIED CONTRACTS
If you purchase the Contract under a pension or retirement plan that is qualified under the Code, the Contract is referred to as a Qualified Contract. Qualified Contracts are subject to special rules. Adverse tax consequences may result if contributions, distributions, and transactions in connection with the Qualified Contract do not comply with the law.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits before purchasing a Qualified Contract.

We may issue the following types of Qualified Contracts.
o Traditional Individual Retirement Annuity. Section 408 of the Code permits eligible individuals to maintain Individual Retirement Annuities
  (IRAs). IRA contributions are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of compensation included in the Owner's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Purchasers of a Contract for use with IRAs will have the right to revoke their purchase within seven days of the earlier of the establishment of the IRA or their purchase.

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o Simplified Employee Pension (SEP) IRA. Employers may establish
  Simplified Employee Pension (SEP) IRAs under Code Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general rules governing IRAs, such plans are subject to additional requirements and different contribution limits.
o Roth IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of compensation included in the Owner's income and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Distributions from a Roth IRA generally are not taxed until after the total amount distributed from the Roth IRA exceeds the amount contributed to the Roth IRA. After that, income tax and a 10% federal penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions), or (2) during the five tax years starting with the year in which the first contribution is made to any Roth IRA.
o TSAs or 403(b) Contracts. Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. As a result of changes to the regulations regarding 403(b)/TSA contracts which requires information sharing agreements between the financial organization or insurance company and employers sponsoring 403(b)/TSA plans, these plans are no longer offered with this Contract. However, that may change in the future.
o Inherited IRA. The Code permits beneficiaries of investments that were issued under certain tax-qualified pension or retirement plans to directly transfer the death benefit from that investment into a variable annuity contract (Inherited IRA Contract). If we make this Contract available as an Inherited IRA Contract, the beneficiary of the previous tax-qualified investment will become the Owner of the new Inherited IRA Contract. The ownership of the Contract must also reflect the name of the previous deceased owner. The purpose of the Inherited IRA Contract is to allow the Owner to change the investment vehicle to an annuity and receive required minimum distribution withdrawal payments instead of receiving a lump sum death benefit payment. If we make this Contract available as an Inherited IRA Contract, the death benefit proceeds must be directly transferred into this Contract; they cannot be received by the beneficiary and then applied to the Contract. A beneficiary can apply the death benefit proceeds from multiple tax-qualified investments that were owned by the same owner to the purchase of an Inherited IRA Contract. We will not accept any other forms of Purchase Payment on an Inherited IRA Contract.

  We permit you to add enhanced optional benefits to an Inherited IRA Contract. We currently believe this is allowable because enhanced optional benefits can be added to traditional IRA plans. However, the Internal Revenue Service (IRS) has not yet issued any rulings on this issue with respect to Inherited IRA Contracts. Therefore, Owners should discuss this issue with their tax and legal advisers before adding enhanced optional benefits to an Inherited IRA Contract.

QUALIFIED PLANS. A qualified plan is a retirement or pension plan that meets the requirements for tax qualification under the Code. If the Contract is an investment for assets of a qualified plan under Section 401 of the Code, the plan is both the Owner and the Beneficiary. The authorized signatory or plan trustee for the plan must make representations to us that the plan is qualified under the Code on the Issue Date and is intended to continue to be qualified for the entire Accumulation Phase of the Contract, or as long as the qualified plan owns the Contract. The qualified plan may designate a third party administrator to act on its behalf. All tax reporting will be the responsibility of the plan. In the event the qualified plan instructs us to roll the plan assets into an IRA for the Annuitant under this Contract, we will change the qualification type of the Contract to an IRA and make the Annuitant the Owner. The qualified plan will be responsible for any reporting required for the rollover transactions.

MULTIPLE CONTRACTS
Section 72(e)(12) of the Code provides that multiple Non-Qualified deferred annuity contracts that are issued within a calendar year period to the same owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. You should consult a tax adviser before purchasing more than one Non-Qualified Contract in any calendar year period.

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PARTIAL 1035 EXCHANGES
Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract (as opposed to a partial exchange) would be accorded tax-free status. Guidance from the IRS, however, confirmed that the direct transfer of a portion of an annuity contract into another annuity contract can qualify as a non-taxable exchange. IRS guidance provides that this direct transfer can go into an existing annuity contract as well as a new annuity contract. If you perform a partial 1035 exchange, please be aware that no distributions or withdrawals can occur from the old or new annuity contract within12 months of the partial exchange, unless you qualify for an exception to this rule. IRS guidance also provides that certain partial exchanges may not qualify as tax-free exchanges. Therefore, Owners should consult their own tax advisers before entering into a partial exchange of an annuity contract.

DISTRIBUTIONS - NON-QUALIFIED CONTRACTS
You, as the Owner, generally will not be taxed on increases in the value of the Contract until an actual or deemed distribution occurs - either as a withdrawal (including, if available, Partial Annuitizations, GPWB Payments and Excess Withdrawals) or as Traditional Annuity Payments or GMIB Payments under a Full Annuitization.

Section 72 of the Code governs treatment of distributions. When a withdrawal from a Non-Qualified Contract occurs, the amount received will generally be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Value immediately before the distribution over your investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. GPWB Payments and amounts received as a result of a Partial Annuitization are treated as partial withdrawals. If you exercise the GPWB and the PB Value is greater than the Contract Value, it is possible that the IRS could assert that the amount you receive will be taxable as ordinary income up to an amount equal to the excess of the PB Value immediately before the withdrawal over your investment in the Contract at that time. In the case of a full withdrawal under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds your investment in the Contract.

If you take a Full Annuitization, different rules apply. Periodic installments (for example, GMIB Payments) scheduled to be received at regular intervals (for example, monthly) after you take a Full Annuitization should be treated as annuity payments (and not withdrawals) for tax purposes. (In this regard, we intend to make tax reporting on periodic installments scheduled to be received at regular intervals under a Partial Annuitization as annuity payments ONLY after a Contract's entire Contract Value has been applied to Annuity Payments, provided that such installments extend over a period of more than one full year from the time of the Full Annuitization. Due to the lack of guidance on whether this is the appropriate tax treatment for such payments, however, Owners should consult with a tax adviser on this issue.) After a Full Annuitization, a portion of each Annuity Payment may be treated as a partial return of your Purchase Payment and will not be taxed. The remaining portion of the payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which we expect to make the payments. Once we have paid out all of your Purchase Payment(s), the entire Annuity Payment is taxable as ordinary income.

Section 72 of the Code further provides that any amount received under an annuity contract, which is included in income, may be subject to a federal penalty tax. The amount of the federal penalty tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the federal penalty tax. There is an exception to this 10% federal penalty tax for amounts:
1)paid on or after you reach age 59 1/2;
2)paid after you die;
3)paid if you become totally disabled (as that term is defined in Section 72(m)(7) of the Code);
4)paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
5)paid as annuity payments under an immediate annuity; or
6)that come from Purchase Payments made before August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified, as permitted by the Code, before the later of your attaining age 59 1/2 or the close of the five year period that began on the Income Date, then the tax for the year of the modification is increased by the 10% federal penalty tax, plus interest, for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun may result in the modification of the series of substantially equal payments and therefore could result in the imposition of the 10% federal penalty tax and interest for the period as described above.

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DISTRIBUTIONS - QUALIFIED CONTRACTS
Section 72 of the Code governs treatment of distributions from Qualified Contracts. Special rules may apply to withdrawals from certain types of Qualified Contracts, including Roth IRAs. You should consult with your qualified plan sponsor and tax adviser to determine how these rules affect the distribution of your benefits.

Section 72(t) of the Code provides that any amount received under a Qualified Contract, which is included in income, may be subject to a federal penalty tax. The amount of the federal penalty tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the federal penalty tax. There is an exception to this 10% federal penalty tax for:
1)distributions made on or after the date you (or the Annuitant as applicable) reach age 59 1/2;
2)distributions following your death or disability (or the Annuitant as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code);
3)after separation from service, paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
4)distributions made to you to the extent such distributions do not exceed the amount allowed as a deduction under Code Section 213 for amounts paid during the tax year for medical care;
5)distributions made on account of an IRS levy upon the Qualified Contract;
6)distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for you (or the Annuitant as applicable) and his or her spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception will no longer apply after you have been re-employed for at least 60 days);
7)distributions from an IRA made to you, to the extent such distributions do not exceed your qualified higher education expenses (as defined in Section 72(t)(7) of the Code) for the tax year;
8)distributions from an IRA which are qualified first-time homebuyer distributions (as defined in Section 72(t)(8) of the Code);
9)distributions made to an alternate Payee pursuant to a qualified domestic relations order (does not apply to an IRA); and
10)a reservist called to active duty during the period between September 11, 2001 and December 31, 2007, for a period in excess of 179 days (or for an indefinite period), distributions from IRAs or amounts attributable to elective deferrals under a 401(k) plan made during such active period.

The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service. With respect to (3) above, if the series of substantially equal periodic payments is modified as permitted by the Code, before the later of the Annuitant attaining age 59 1/2 or the close of the five year period that began on the Income Date, then the tax for the year of the modification is increased by the 10% federal penalty tax, plus interest for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun may result in the modification of the series of substantially equal payments and therefore could result in the imposition of the 10% federal penalty tax and interest for the period as described above, unless another exception to the federal penalty tax applies. You should obtain competent tax advice before you take any partial withdrawals from your Contract.

Distributions from a Qualified Contract must commence no later than the required beginning date. For IRAs, the required beginning date is April 1 of the calendar year following the year in which you attain age 70 1/2. Under a qualified plan, the required beginning date is generally April 1 of the calendar year following the later of the calendar year in which you reach age 70 1/2 or retire. Generally, required minimum distributions must be made over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated Beneficiary. If the required minimum distributions are not made, a 50% federal penalty tax is imposed as to the amount not distributed. It is unclear whether a partial withdrawal taken after an Income Date will have an adverse impact on the determination of required minimum distributions. If you are attempting to satisfy these rules through partial withdrawals, the present value of future benefits provided under the Contract may need to be included in calculating the amount required to be distributed. If you are receiving Annuity Payments or are age 70 1/2 or older, you should consult with a tax adviser before taking a partial withdrawal.

NOTE: The Worker, Retiree, and Employer Recovery Act of 2008 does not require minimum distributions for 2009 from a qualified retirement plan or IRA for a participant or beneficiary. This relief applies to funds held in deferred annuity contracts, but the relief does not apply to contracts that have been annuitized.

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ASSIGNMENTS, PLEDGES AND GRATUITOUS TRANSFERS
Other than in the case of Qualified Contracts (which generally cannot be assigned or pledged), any assignment or pledge of (or agreement to assign or pledge) the Contract Value is treated for federal income tax purposes as a full withdrawal. The investment in the Contract is increased by the amount includible as income with respect to such amount or portion, though it is not affected by any other aspect of the assignment or pledge (including its release). If an Owner transfers a Contract without adequate consideration to a person other than the Owner's spouse (or to a former spouse incidental to divorce), the Owner will be taxed on the difference between his or her Contract Value and the investment in the Contract at the time of transfer and for each subsequent year until the assignment is released. In such case, the transferee's investment in the Contract will be increased to reflect the increase in the transferor's income.

The transfer or assignment of ownership of the Contract, the designation of an Annuitant, the selection of certain Income Dates, or the exchange of the Contract may result in certain other tax consequences that are not discussed here. An Owner contemplating any such transfer, assignment, or exchange should consult a tax adviser as to the tax consequences.

DEATH BENEFITS
Any death benefits paid under the Contract are taxable to the recipient as ordinary income. The rules governing the taxation of payments from an annuity contract generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as Annuity Payments. Estate taxes may also apply.

WITHHOLDING
Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can, however, generally elect not to have tax withheld from distributions unless they are subject to mandatory state withholding.

"Eligible rollover distributions" from qualified plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as Beneficiary or alternate Payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if the employee chooses a "direct rollover" from the Contract plan to a qualified plan, IRA, TSA or 403(b) plan, or to a governmental Section 457 plan that agrees to separately account for rollover contributions.

FEDERAL ESTATE TAXES
While no attempt is being made to discuss the federal estate tax implications of the Contract, an Owner should keep in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX
Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

FOREIGN TAX CREDITS
We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under the federal tax law.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS
The preceding discussion provides general information regarding federal income tax consequences to Owners that are U.S. citizens or residents. Owners that are not U.S. citizens or residents will generally be subject to federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, Owners may be subject to state and/or municipal taxes and taxes that may be imposed by the Owners' country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

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In Revenue Ruling 2004-75, 2004-31 I.R.B. 109, the IRS announced that income received by residents of Puerto Rico under life insurance policies or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S. source income that is generally subject to United States federal income tax.

POSSIBLE TAX LAW CHANGES
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation, regulation or otherwise. Consult a tax adviser with respect to legislative or regulatory developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

DIVERSIFICATION
The Code provides that the underlying investments for a Non-Qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. We believe that the Investment Options are being managed so as to comply with the requirements.

In some circumstances, owners of variable annuities who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the policies, we believe that the Owner should not be treated as the owner of the Separate Account assets. We reserve the right to modify the Contract to bring it into conformity with applicable standards should such modification be necessary to prevent Owners from being treated as the owners of the underlying Separate Account assets.

REQUIRED DISTRIBUTIONS
Section 72(s) of the Code requires that, to be treated as an annuity contract for federal income tax purposes, a Non-Qualified Contract must contain certain provisions specifying how amounts will be distributed in the event of the death of an Owner of the Contract. Specifically, Section 72(s) requires that: (a) if any Owner dies on or after you take a Full Annuitization, but before the time the entire interest in the Contract has been distributed, the entire interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of the Owner's death; and (b) if any Owner dies before you take a Full Annuitization, the entire interest in the Contract must be distributed within five years after the date of the Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest that is payable to or for the benefit of a designated Beneficiary and that is distributed over the life of such designated Beneficiary, or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. When such requirements are clarified by regulation or otherwise, we intend to review such provisions and modify them, as necessary, to assure that they comply with the applicable requirements.

Other rules may apply to Qualified Contracts.

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9. ACCESS TO YOUR MONEY
The money in the Contract is available under the following circumstances:
o by taking a withdrawal (including GPWB Payments);
o by receiving Annuity Payments; or
o when we pay a death benefit.

You can only take withdrawals during the Accumulation Phase. When you make a withdrawal request, we will process the request based on the Accumulation Unit values next determined after receipt of the request at our Service Center. The Accumulation Unit values are normally determined at the end of each Business Day. Any withdrawal request received at or after the end of the current Business Day will receive the next Business Day's Accumulation Unit values.

When you take a full withdrawal, we will process the withdrawal on the Business Day we receive the request in good order at our Service Center:
o based upon the number of Accumulation Units held by the Contract on that Business Day and valued at the next available daily price,
o less any applicable withdrawal charge, and
o less any contract maintenance charge.

See the Fee Tables and section 7, Expenses for a discussion of the charges.

Any partial withdrawal must be for at least $500.* The Contract Value after a partial withdrawal must be at least $10,000.* WE RESERVE THE RIGHT TO TREAT A REQUEST FOR A PARTIAL WITHDRAWAL THAT WOULD REDUCE THE CONTRACT VALUE BELOW THIS MINIMUM AS A REQUEST FOR A FULL WITHDRAWAL OF THE CONTRACT. Unless you instruct us otherwise, we will deduct any partial withdrawal (including any withdrawal charge) proportionately from the Investment Choices.

* These limitations do not apply to GPWB Payments.

In the event that there are multiple bonuses applied to the Contract, we will reduce the oldest unvested bonus amounts first.

Partial withdrawals in excess of the partial withdrawal privilege will reduce unvested bonus amounts by the excess amount's percentage of the Contract Value on the day of (but before) the partial withdrawal. This percentage is determined by dividing the amount of the partial withdrawal (including any withdrawal charge) in excess of the partial withdrawal privilege amount by the Contract Value.

We will pay the amount of any withdrawal from the Investment Options within seven days of when we receive your request in good order, unless the suspension of payments or transfers provision is in effect (see the "Suspension of Payments or Transfers" discussion later in this section).

Upon withdrawal, we assess the withdrawal charge against the Withdrawal Charge Basis. Penalty-free withdrawals and amounts withdrawn to pay the contract maintenance charge do not reduce the Withdrawal Charge Basis, but any other withdrawals of Purchase Payments will reduce the Withdrawal Charge Basis. Penalty-free withdrawals include the following amounts: withdrawals under the GPWB of the PRIME Plus Benefit that do not exceed the GPWB Maximum, withdrawals under the partial withdrawal privilege, and any amounts paid as part of a required minimum distribution. We also do not adjust the Withdrawal Charge Basis for any current withdrawal charges or any gains or losses on your Investment Options. THIS MEANS THAT IF YOU TAKE A FULL WITHDRAWAL WHILE THE WITHDRAWAL CHARGE APPLIES AND YOU HAVE TAKEN PENALTY-FREE WITHDRAWALS OR YOU HAVE HAD LOSSES IN YOUR INVESTMENT OPTIONS, YOU MAY BE ASSESSED A WITHDRAWAL CHARGE ON MORE THAN THE AMOUNT YOU ARE WITHDRAWING. IN SOME INSTANCES, YOU WILL NOT RECEIVE A DISTRIBUTION DUE TO THE AMOUNT OF THE WITHDRAWAL CHARGE. For more information, please see section 7, Expenses - Withdrawal Charge and the examples in Appendix F.

ORDINARY INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU TAKE.

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EXAMPLE
o You purchase a Contract with an initial Purchase Payment of $100,000. We apply a bonus to your Contract of $6,000.
o You request a $50,000 partial withdrawal (not including the withdrawal charge) during the first Contract Year when the withdrawal charge is 8.5%. On the day of (but before) the partial withdrawal, your Contract Value is $110,600, the Rewards Value is $116,600, and your partial withdrawal privilege is $10,000. Your bonus has not vested at all at this time.

  Calculating the total withdrawal charge:
  Amount requested that is subject to a withdrawal charge (amount requested minus the partial withdrawal privilege)
  = $50,000 - $10,000 =.............................................$ 40,000
  Multiplied by the withdrawal charge percentage.....................x 0.085
  Total withdrawal charge =..........................................$ 3,400
  Reducing the Contract Value:
  Contract Value on the day of (but before) the partial
     withdrawal$110,600.....................................................
  Minus the total amount withdrawn (amount requested plus the total withdrawal charge)
  = $50,000 + $3,400 =..............................................- 53,400
  Contract Value after the partial withdrawal.......................$ 57,200
  Reducing the unvested bonus:
  Amount of the unvested bonus.......................................$ 6,000
  Multiplied by the result of the total amount withdrawn, minus the partial withdrawal privilege,
  divided by the Contract Value on the day of (but before the partial withdrawal)
  = ($53,400 - $10,000) / $110,600 =.................................x 0.392

  Reduction in the unvested bonus due to the partial withdrawal......$ 2,352
  Unvested bonus after the partial withdrawal = $6,000 - $2,352 =....$ 3,648

  Reducing the Rewards Value:
  Rewards Value on the day of (but before) the partial withdrawal...$116,600 Minus the total amount withdrawn (amount requested plus the total withdrawal charge)
  = $50,000 + $3,400 =..............................................- 53,400

  Minus the reduction in the unvested bonus due to the partial
     withdrawal-   2,352....................................................
  Rewards Value after the partial withdrawal........................$ 60,848

PARTIAL WITHDRAWAL PRIVILEGE
The partial withdrawal privilege for each Contract Year is equal to 10% of your total Purchase Payments, not including any bonus, less any previous withdrawals taken during the Contract Year that were not subject to a withdrawal charge. We will not deduct a withdrawal charge from amounts withdrawn under the partial withdrawal privilege. Any unused partial withdrawal privilege in one Contract Year does not carry over to the next Contract Year. THERE IS NO PARTIAL WITHDRAWAL PRIVILEGE AFTER YOU EXERCISE THE GPWB (IF APPLICABLE) OR DURING THE ANNUITY PHASE. HOWEVER, IF YOU EXERCISE THE GPWB (IF APPLICABLE) YOU CAN STILL TAKE GPWB PAYMENTS AND EXCESS WITHDRAWALS UP TO THE ANNUAL GPWB MAXIMUM WITHOUT A WITHDRAWAL CHARGE. EXCESS WITHDRAWALS (INCLUDING A FULL WITHDRAWAL OF THE CONTRACT VALUE) ARE AVAILABLE WHILE YOU ARE RECEIVING GPWB PAYMENTS, HOWEVER, AMOUNTS WITHDRAWN IN EXCESS OF THE ANNUAL GPWB MAXIMUM (INCLUDING GPWB PAYMENTS) ARE SUBJECT TO A WITHDRAWAL CHARGE AS SET OUT IN SECTION 7, EXPENSES - WITHDRAWAL CHARGE.

If you withdraw Purchase Payments that are beyond the withdrawal charge period, those withdrawals are not subject to a withdrawal charge and they will not reduce your partial withdrawal privilege. If you withdraw a Purchase Payment that is subject to a withdrawal charge and the withdrawal is more than the partial withdrawal privilege, the excess amount will be subject to the withdrawal charge and it will reduce the Withdrawal Charge Basis unless the excess amount is part of a penalty-free withdrawal. If you take a full withdrawal, we will assess the withdrawal charge with no reduction for the partial withdrawal privilege. Amounts withdrawn under the partial withdrawal privilege do not reduce the Withdrawal Charge Basis. The partial withdrawal privilege may also be referred to as the partial surrender privilege.

The minimum distribution program allows you to take withdrawals without the deduction of the withdrawal charge under certain circumstances. For more information, see "The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments" discussion later in this section.

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SYSTEMATIC WITHDRAWAL PROGRAM
If your Contract Value is at least $25,000, the systematic withdrawal program provides automatic monthly or quarterly payments to you. The minimum amount you can withdraw under this program is $500. There is no restriction on the maximum you may withdraw under this program if your Purchase Payments are no longer subject to the withdrawal charge. While the withdrawal charge is in effect, the systematic withdrawal program is subject to the partial withdrawal privilege. The total systematic withdrawals that you can take each Contract Year without incurring a withdrawal charge is limited to your partial withdrawal privilege amount for that Contract Year. With the exception of penalty-free withdrawals, any withdrawals in a Contract Year (including systematic withdrawals) will be subject to any applicable withdrawal charge. For more information, see section 7, Expenses - Withdrawal Charge and the "Partial Withdrawal Privilege" discussion that appears earlier in this section.

All systematic withdrawals will be made on the ninth day of the month or the previous Business Day if the ninth is not a Business Day. You will not be charged additional fees for participating in or terminating from this program.

ORDINARY INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS. YOU CANNOT PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL PROGRAM AND THE MINIMUM DISTRIBUTION PROGRAM AT THE SAME TIME. YOU ALSO CANNOT EXERCISE THE GPWB AND PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL PROGRAM AT THE SAME TIME.

THE MINIMUM DISTRIBUTION PROGRAM AND REQUIRED MINIMUM DISTRIBUTION (RMD)
PAYMENTS
If you own a Qualified Contract, you may participate in the minimum distribution program during the Accumulation Phase of the Contract. Under this program, we will make payments to you from your Contract that are designed to meet the applicable minimum distribution requirements imposed by the Code for this Qualified Contract. We can make payments to you on a monthly, quarterly, or annual basis. However, we will only make annual payments if your Contract Value is less than $25,000. RMD payments from this Contract will not be subject to a withdrawal charge and will not reduce the Withdrawal Charge Basis. However, they will count against your partial withdrawal privilege. You cannot aggregate RMD payments between this Contract and other qualified contracts that you own. Any RMD payments from this Contract that exceed the RMD amount calculated for this Contract will be subject to any applicable withdrawal charge. If you take any additional withdrawals that are not penalty-free withdrawals while you are receiving RMD payments, withdrawals will be subject to any applicable withdrawal charge.

This Contract offers a choice of GMDBs. Contracts with the PRIME Plus Benefit include a GMIB and GPWB. These benefits may have limited usefulness if you purchase a Qualified Contract that is subject to a RMD. If your Contract includes the PRIME Plus Benefit and you do not exercise the GMIB on or before the date RMD payments must begin under a qualified plan, the Owner or Beneficiary may not be able to exercise the GMIB due to the restrictions imposed by the minimum distribution requirements. You should consider whether the GMIB is appropriate for your situation if you plan to exercise the GMIB after your RMD beginning date. You also cannot participate in the minimum distribution program available under this Contract if you elect to receive GPWB Payments. Once you choose your GPWB Payment option, you cannot change it. Therefore, you may not be able to adjust your GPWB Payment to meet your RMD needs. In addition, RMD payments will reduce your GMDB, and PB Values.

YOU CANNOT PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL AND THE MINIMUM DISTRIBUTION PROGRAMS AT THE SAME TIME. YOU ALSO CANNOT EXERCISE THE GPWB AND PARTICIPATE IN THE MINIMUM DISTRIBUTION PROGRAM AT THE SAME TIME. WE ENCOURAGE PROSPECTIVE OWNERS WHO ARE CONSIDERING PURCHASING QUALIFIED CONTRACTS THAT ARE SUBJECT TO RMD PAYMENTS TO CONSULT A TAX ADVISER REGARDING THESE BENEFITS.

INHERITED IRA CONTRACTS. If you (the Owner) were the spouse of the deceased owner of the previous tax-qualified investment, and your spouse had not yet reached the date at which he/she was required to begin receiving required minimum distribution (RMD) payments, then you can wait to begin receiving RMD payments until the year that your spouse would have reached age 70 1/2. Alternatively, if the deceased owner of the previous tax-qualified investment had already reached the date at which he/she was required to begin receiving RMD payments, you can begin RMD payments based on your single life expectancy in the year following the deceased owner's death, or (if longer) the deceased previous owner's life expectancy in the year of his/her death reduced by one. You must begin to receive these RMD payments by December 31 of the year following the year of the deceased previous owner's death.

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SUSPENSION OF PAYMENTS OR TRANSFERS
We may be required to suspend or postpone payments for withdrawals (including GPWB Payments if available) or transfers for any period when:
o the New York Stock Exchange is closed (other than customary weekend and holiday closings);
o trading on the New York Stock Exchange is restricted;
o an emergency (as determined by the SEC) exists as a result of which disposal of the Investment Option shares is not reasonably practicable or we cannot reasonably value the Investment Option shares; or
o during any other period when the SEC, by order, so permits for the protection of Owners.

We reserve the right to defer payment for a withdrawal or transfer from any general account Investment Choice for the period permitted by law, but not for more than six months.

10.ILLUSTRATIONS
In order to help you understand how your Contract Values vary over time and under different sets of assumptions, we may provide you with certain personalized illustrations upon request and free of charge. These illustrations may provide hypothetical depictions of either the Accumulation Phase or the Annuity Phase. You can request an illustration free of charge by contacting your registered representative.

11.DEATH BENEFIT
At Contract issue, you may be able to select one of two death benefit options. If you do not make a selection, the Traditional GMDB will apply to your Contract. THE DEATH BENEFIT IS ONLY AVAILABLE DURING THE ACCUMULATION PHASE OF THE CONTRACT.

The Enhanced GMDB is available at Contract issue for an additional M&E charge if all Owners are age 79 or younger on the Issue Date (or the Annuitant is age 79 or younger if the Contract is owned by a non-individual). The Enhanced GMDB does not provide any additional benefit before the first Contract Anniversary and the benefit values are limited after age 81. As a result, any Owner who is nearing age 79 should determine if selecting the Enhanced GMDB (which has an additional cost) is appropriate for their situation.

THE DEATH BENEFIT PROVIDED BY THE ENHANCED GMDB WILL NEVER BE LESS THAN THE DEATH BENEFIT PROVIDED BY THE TRADITIONAL GMDB, BUT THEY MAY BE EQUAL. BONUS AMOUNTS DO NOT BECOME PART OF THE GMDB VALUES THAT ARE BASED ON CONTRACT VALUE UNTIL THEY ARE VESTED. YOU WILL NOT RECEIVE THE AMOUNT OF THE BONUS CREDITED ON THE PARTS OF THE GMDB VALUES THAT ARE BASED ON PURCHASE PAYMENTS.

YOU CAN ONLY SELECT ONE DEATH BENEFIT AT CONTRACT ISSUE. ONCE YOU SELECT A DEATH BENEFIT, YOU CANNOT CHANGE OR CANCEL IT. THE ENHANCED GMDB MAY NOT BE AVAILABLE IN YOUR STATE. CHECK WITH YOUR REGISTERED REPRESENTATIVE REGARDING AVAILABILITY AND BE SURE TO DISCUSS WHETHER YOUR SELECTED DEATH BENEFIT IS APPROPRIATE FOR YOUR SITUATION.

The use of the term "you" in this section refers to the Annuitant if the Contract is owned by a non-individual; otherwise it refers to the Owner.

We will process the death benefit based on the Accumulation Unit values next determined after receipt in good order at our Service Center of both due proof of death and an election of the death benefit payment option. WE CONSIDER DUE PROOF OF DEATH TO BE ANY OF THE FOLLOWING: a copy of the certified death certificate, a decree of court of competent jurisdiction as to the finding of death, or any other proof that we consider to be satisfactory. The Accumulation Unit values are normally determined at the end of each Business Day and due proof of death and an election of the death benefit payment option received at or after the end of the current Business Day will receive the next Business Day's Accumulation Unit values.

Any part of the death benefit amount that had been invested in the Investment Options remains in the Investment Options until distribution begins. From the time the death benefit is determined until we make a complete distribution, any amount in the Investment Options will continue to be subject to investment risk that will be borne by the recipient.

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TRADITIONAL GUARANTEED MINIMUM DEATH BENEFIT (TRADITIONAL GMDB)
If the Traditional GMDB applies, the amount of the death benefit will be the greater of 1 or 2.

1)The Contract Value (including any vested bonus amounts), determined as of the end of the Business Day during which we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.
2)The Traditional GMDB value, which is the total of all Purchase Payments received (not including any bonus) before you exercise the GPWB (if applicable), reduced as follows.
  o Proportionately by the percentage of Contract Value (including any vested bonus) applied to a traditional Partial Annuitization or withdrawn (including any withdrawal charge) for each traditional annuitization or withdrawal taken before you exercise the GPWB (if applicable).
  o Proportionately by the percentage of PB Value applied to each GMIB
     Partial Annuitization taken before you exercise the GPWB (if applicable).

ANY WITHDRAWALS TAKEN BEFORE YOU EXERCISE THE GPWB, EXCESS WITHDRAWALS, AND/OR AMOUNTS APPLIED TO TRADITIONAL PARTIAL ANNUITIZATIONS MAY REDUCE THE TRADITIONAL GMDB VALUE BY MORE THAN THE AMOUNT WITHDRAWN AND/OR ANNUITIZED. If the Contract Value at the time of withdrawal and/or annuitization is less than the Traditional GMDB value, we will deduct more than the amount withdrawn and/or annuitized from the Traditional GMDB value.

ANY AMOUNTS APPLIED TO GMIB PARTIAL ANNUITIZATIONS MAY REDUCE THE TRADITIONAL GMDB VALUE BY MORE THAN THE AMOUNT ANNUITIZED. If the PB Value at the time of annuitization is less than the Traditional GMDB value, we will deduct more than the amount annuitized from the Traditional GMDB value.

ENHANCED GUARANTEED MINIMUM DEATH BENEFIT (ENHANCED GMDB)
If the Enhanced GMDB applies, the amount of the death benefit will be the greater of 1 or 2.
1.The Contract Value (including any vested bonus), determined as of the end of the Business Day during which we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.
2.The Enhanced GMDB value, determined as of the end of the Business Day during which we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.

The Enhanced GMDB value is equal to the greater of: a) the 3% Annual Increase Amount (AIA), or b) the Maximum Anniversary Value (MAV). We only calculate the 3% AIA and the MAV until the date of any Owner's death.

A.ANNUAL INCREASE AMOUNT (3% AIA)

The 3% AIA on the Issue Date is equal to the initial Purchase Payment received on the Issue Date (not including any bonus).

On each Business Day other than a Contract Anniversary and before the exercise of the GPWB (if applicable), the 3% AIA is equal to:
o its value on the immediately preceding Business Day,
o plus any additional Purchase Payments (not including any bonus) received that day,
o reduced proportionately by the percentage of Contract Value (including any vested bonus) applied to a traditional Partial Annuitization or withdrawn that day (including any withdrawal charge), and
o reduced proportionately by the percentage of PB Value applied to a GMIB Partial Annuitization that day (if applicable).

On each Contract Anniversary before the older Owner's 81st birthday (or the Annuitant's 81st birthday if the Contract is owned by a non-individual) and before the exercise of the GPWB (if applicable), the 3% AIA is equal to its value on the immediately preceding Business Day, increased by 3%. We then process any transactions we received on that Contract Anniversary (such as additional Purchase Payments, withdrawals and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.

Beginning with the Contract Anniversary that occurs on or after the older Owner's 81st birthday (or the Annuitant's 81st birthday if the Contract is owned by a non-individual) and before the exercise of the GPWB (if applicable), we calculate the 3% AIA in the same way that we do on each Business Day other than a Contract Anniversary.

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WE LIMIT THE 3% AIA TO A MAXIMUM OF 1.5 TIMES YOUR TOTAL PURCHASE PAYMENTS (NOT
INCLUDING ANY BONUS), REDUCED AS FOLLOWS:
  o proportionately, by the percentage of PB Value applied to each GMIB
     Partial Annuitization (if applicable).
  o proportionately, by the percentage of Contract Value (including any vested bonus) annuitized and/or withdrawn (including any withdrawal charge) for each of the following: withdrawals taken before you exercise the GPWB, amounts applied to traditional Partial Annuitizations (not subject to a withdrawal charge), GPWB Payments (not subject to a withdrawal charge), and/or Excess Withdrawals.

B.MAXIMUM ANNIVERSARY VALUE (MAV)

The MAV on the Issue Date is equal to your initial Purchase Payment (not including any bonus) received on the Issue Date.

On each Business Day other than a Contract Anniversary and before the exercise of the GPWB (if applicable), the MAV is equal to:
o its value on the immediately preceding Business Day,
o plus any additional Purchase Payments (not including any bonus) received that day,
o reduced proportionately by the percentage of Contract Value (including any vested bonus amounts) applied to a traditional Partial Annuitization or withdrawn that day (including any withdrawal charge), and
o reduced proportionately by the percentage of PB Value applied to a GMIB Partial Annuitization that day (if applicable).

On each Contract Anniversary before the older Owner's 81st birthday (or the Annuitant's 81st birthday if the Contract is owned by a non-individual) and before the exercise of the GPWB (if applicable), the MAV is equal to the greater of its value on the immediately preceding Business Day, or the Contract Value (including any vested bonus) that occurs on that Contract Anniversary before we process any transactions. We then process any transactions received on that Contract Anniversary (such as additional Purchase Payments, withdrawals and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.

Beginning with the Contract Anniversary that occurs on or after the older Owner's 81st birthday (or the Annuitant's 81st birthday if the Contract is owned by a non-individual) and before the exercise of the GPWB (if applicable), we calculate the MAV in the same way that we do on each Business Day other than a Contract Anniversary.

ANY WITHDRAWALS TAKEN BEFORE YOU EXERCISE THE GPWB AND/OR AMOUNTS APPLIED TO TRADITIONAL PARTIAL ANNUITIZATIONS MAY REDUCE THE 3% AIA AND MAV BY MORE THAN THE AMOUNT WITHDRAWN AND/OR ANNUITIZED. If the Contract Value at the time of withdrawal and/or annuitization is less than the 3% AIA (or MAV as applicable), we will deduct more than the amount withdrawn and/or annuitized from the 3% AIA (or MAV as applicable).

ANY AMOUNTS APPLIED TO GMIB PARTIAL ANNUITIZATIONS MAY REDUCE THE 3% AIA AND MAV BY MORE THAN THE AMOUNT ANNUITIZED. If the PB Value at the time of annuitization is less than the 3% AIA (or MAV as applicable), we will deduct more than the amount annuitized from the 3% AIA (or MAV as applicable).

NOTE FOR CONTRACTS WITH THE PRIME PLUS BENEFIT: If you exercise the GPWB, then on and after the exercise date:
o the Traditional GMDB value or Enhanced GMDB value that applies to your Contract will stop increasing and each GPWB Payment we make and any Excess Withdrawals you take will reduce the GMDB value proportionately by the percentage of Contract Value withdrawn (including any withdrawal charge);
o the death benefit that is equal to your Contract Value will continue to fluctuate with market performance but it will decrease with each GPWB Payment we make and any Excess Withdrawals you take; and
o the increased M&E charge associated with the Enhanced GMDB (if applicable) will continue as long as the Enhanced GMDB value is greater than zero.

Please see Appendix E for examples of calculations of the death benefit.

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TERMINATION OF THE DEATH BENEFIT
THE GMDB THAT APPLIES TO YOUR CONTRACT WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.
o The Business Day before the Income Date that you take a Full
  Annuitization, INCLUDING A REQUIRED FULL ANNUITIZATION ON THE MAXIMUM PERMITTED INCOME DATE. For more information, see section 3, The Annuity Phase.
o The Business Day that the GMDB value and Contract Value are both zero.
o Contract termination.

DEATH OF THE OWNER UNDER INHERITED IRA CONTRACTS
Upon the death of the Owner under an Inherited IRA Contract, the Beneficiary can either:
o continue to receive the required minimum distribution payments based on the remaining life expectancy of the deceased Owner and the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and the appropriately completed election form; or
o receive a lump sum payment based on the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and the appropriately completed election form.

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DEATH OF THE OWNER AND/OR ANNUITANT UNDER ALL OTHER CONTRACTS
The following tables are intended to help you better understand what happens upon the death of any Owner and/or Annuitant under the different portions of the Contract. FOR QUALIFIED CONTRACTS, THERE CAN BE ONLY ONE OWNER AND THE OWNER MUST BE THE ANNUITANT, UNLESS THE CONTRACT IS A QUALIFIED CONTRACT OWNED BY A QUALIFIED PLAN OR IS PART OF A CUSTODIAL ARRANGEMENT. PARTIAL ANNUITIZATIONS ARE NOT AVAILABLE TO JOINT OWNERS. IF YOU TAKE A PARTIAL ANNUITIZATION, THERE CAN BE ONLY ONE OWNER; THE OWNER MUST BE THE ANNUITANT, AND WE WILL NOT ALLOW THE OWNER TO ADD A JOINT ANNUITANT. DESIGNATING DIFFERENT PERSONS AS OWNER(S) AND ANNUITANT(S) CAN HAVE AN IMPORTANT IMPACT ON WHETHER A DEATH BENEFIT IS PAID, AND ON WHO WOULD RECEIVE IT. USE CARE WHEN DESIGNATING OWNERS AND ANNUITANTS, AND CONSULT YOUR REGISTERED REPRESENTATIVE IF YOU HAVE QUESTIONS.

                         UPON THE DEATH OF A SOLE OWNER
   ACTION UNDER THE PORTION OF THE CONTRACT THAT IS IN THE ACCUMULATION PHASE
o We will pay a death benefit to the Beneficiary.* For a description of the payout options, see the "Death Benefit Payment Options" discussion later in this section.
o If the GPWB was in effect, it will terminate unless the deceased Owner's spouse continues the Contract.

      ACTION UNDER ANY PORTION OF THE CONTRACT APPLIED TO ANNUITY PAYMENTS
o The Beneficiary becomes the Owner.
o If the deceased was not an Annuitant, Annuity Payments to the Payee will continue. No death benefit is payable.
o If the deceased was the only surviving Annuitant, Annuity Payments to the Payee will continue until that portion of the Contract terminates and will be paid at least as rapidly as they were being paid at the Annuitant's death. For more information on when any portion of the Contract applied to Traditional Annuity Payments terminates, see section 3, The Annuity Phase - Traditional Annuity Payments. For more information on when any portion of the Contract applied to GMIB Payments terminates, see section 4, Protected Retirement Income Made Easy: The PRIME Plus Benefit - Termination of the GMIB. No death benefit is payable under Annuity Options 1 through 4, or Annuity Option 6. However, there may be a lump sum refund due to the Payee under Annuity Option 5. For more information, see section 3, The Annuity Phase - Annuity Options.
o If the deceased was an Annuitant and there is a surviving joint
  Annuitant, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.

* If the Beneficiary is the spouse of the deceased Owner, the spouse who is also the Beneficiary may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election to continue the Contract on the death claim form.

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                        UPON THE DEATH OF A JOINT OWNER
      (NOTE: WE DO NOT ALLOW JOINT OWNERS TO TAKE PARTIAL ANNUITIZATIONS) ACTION UNDER THE PORTION OF THE CONTRACT THAT IS IN THE ACCUMULATION PHASE
o The surviving Joint Owner is the sole primary Beneficiary. If the Joint Owners were spouses there may also be contingent Beneficiaries.

o We will pay a death benefit to the surviving Joint Owner.* For a description of the payout options available, see the "Death Benefit Payment Options" discussion later in this section.
o If the GPWB was in effect, it will terminate unless the Joint Owners were spouses and the surviving spouse who is also the Joint Owner continues the Contract.

      ACTION UNDER ANY PORTION OF THE CONTRACT APPLIED TO ANNUITY PAYMENTS
o The surviving Joint Owner becomes the sole Owner.
o If the deceased was not an Annuitant, Annuity Payments to the Payee will continue. No death benefit is payable.
o If the deceased was the only surviving Annuitant, Annuity Payments to the Payee will continue until that portion of the Contract terminates and will be paid at least as rapidly as they were being paid at the Annuitant's death. For more information on when any portion of the Contract applied to Traditional Annuity Payments terminates, see section 3, The Annuity Phase - Traditional Annuity Payments. For more information on when any portion of the Contract applied to GMIB Payments terminates, see section 4, Protected Retirement Income Made Easy: The PRIME Plus Benefit - Termination of the GMIB. No death benefit is payable under Annuity Options 1 through 4, or Annuity Option 6. However, there may be a lump sum refund due to the Payee under Annuity Option 5. For more information, see section 3, The Annuity Phase - Annuity Options.
o If the deceased was an Annuitant and there is a surviving joint
  Annuitant, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.

* If the surviving Joint Owner is the spouse of the deceased Owner, the spouse who is also the surviving Joint Owner may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election to continue the Contract on the death claim form. If both spousal Joint Owners die before we pay the death benefit, we will pay any contingent Beneficiaries or the estate of the Joint Owner who died last if there are no contingent Beneficiaries. If the Joint Owners were not spouses and they both die before we pay the death benefit, for tax reasons, we will pay the estate of the Joint Owner who died last.

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   UPON THE DEATH OF THE ANNUITANT AND THERE IS NO SURVIVING JOINT ANNUITANT
   ACTION UNDER THE PORTION OF THE CONTRACT THAT IS IN THE ACCUMULATION PHASE
o If the Contract is owned by a non-individual (for example a qualified plan or a trust), we will treat the death of the Annuitant as the death of an Owner; we will pay the Beneficiary* a death benefit, and a new Annuitant cannot be named. If the GPWB was in effect, it will terminate unless the deceased Owner's spouse continues the Contract.
o If the deceased Annuitant was not an Owner, and the Contract is owned only by an individual(s), no death benefit is payable. The Owner can name a new Annuitant subject to our approval. If the GPWB was in effect, it will continue.
o If the deceased Annuitant was a sole Owner, we will pay the Beneficiary* a death benefit. If the GPWB was in effect, it will terminate unless the deceased Owner's spouse continues the Contract.

o If the deceased Annuitant was a Joint Owner and there is a surviving
  Joint Owner, the surviving Joint Owner is the sole primary Beneficiary. If the Joint Owners were spouses, there may also be contingent Beneficiaries. We will pay a death benefit to the surviving Joint Owner.** If the GPWB was in effect, it will terminate unless the Joint Owners were spouses and the surviving spouse who is also the Joint Owner continues the Contract.

o For a description of the payout options, see the "Death Benefit Payment Options" discussion later in this section.

      ACTION UNDER ANY PORTION OF THE CONTRACT APPLIED TO ANNUITY PAYMENTS
o Annuity Payments to the Payee will continue until that portion of the Contract terminates and will be paid at least as rapidly as they were being paid at the Annuitant's death. For more information on when any portion of the Contract applied to Traditional Annuity Payments terminates, see section 3, The Annuity Phase - Traditional Annuity Payments. For more information on when any portion of the Contract applied to GMIB Payments terminates, see section 4, Protected Retirement Income Made Easy: The PRIME Plus Benefit - Termination of the GMIB. No death benefit is payable under Annuity Options 1 through 4, or Annuity Option 6. However, there may be a lump sum refund due to the Payee under Annuity Option 5. For more information, see section 3, The Annuity Phase
  - Annuity Options.
o If the deceased was a sole Owner, the Beneficiary will become the Owner if the Contract continues.
o If the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner if the Contract continues.

* If the Beneficiary is the spouse of the deceased Owner, the spouse who is also the Beneficiary may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election to continue the Contract on the death claim form.
**If the surviving Joint Owner is the spouse of the deceased Owner, the spouse who is also the surviving Joint Owner may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election to continue the Contract on the death claim form. If both spousal Joint Owners die before we pay the death benefit, we will pay any contingent Beneficiaries or the estate of the Joint Owner who died last if there are no contingent Beneficiaries. If the Joint Owners were not spouses and they both die before we pay the death benefit, for tax reasons, we will pay the estate of the Joint Owner who died last.

    UPON THE DEATH OF THE ANNUITANT AND THERE IS A SURVIVING JOINT ANNUITANT (NOTE: WE DO NOT ALLOW JOINT ANNUITANTS UNDER A PARTIAL ANNUITIZATION AND WE DO
                                   NOT ALLOW
 JOINT ANNUITANTS DURING THE ACCUMULATION PHASE, SO THIS CAN ONLY OCCUR UNDER A
                              FULL ANNUITIZATION)
o Only Annuity Options 3 and 4 allow joint Annuitants. Under Annuity
  Options 3 and 4, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant and, for Annuity Option 4, during any remaining specified period of time. For more information, see section 3, The Annuity Phase - Annuity Options.
o No death benefit is payable.
o If the deceased was a sole Owner, the Beneficiary will become the Owner.
o If the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner.

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                                       68

DEATH BENEFIT PAYMENT OPTIONS
If you have not previously designated a death benefit payment option, a Beneficiary must request the death benefit be paid under one of the death benefit payment options below. If the Beneficiary is the spouse of the deceased Owner, he/she can choose to continue the Contract in his/her own name. An election by the spouse to continue the Contract must be made on the death claim form before we pay the death benefit. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option. If the surviving spouse continues the Contract, he or she may exercise all of the Owner's rights under this Contract, including naming a new Beneficiary or Beneficiaries. If the surviving spouse continues the Contract, any optional benefits will also continue with the possible exception of the GMIB Payments under the PRIME Plus Benefit, which can only continue if the surviving spouse is also an Annuitant. For more information, please see section 4, The PRIME Plus Benefit - Termination of the GMIB. If a lump sum payment is requested, we will pay the amount within seven days of our receipt of proof of death and a valid election of a death benefit payment option, including any required governmental forms, unless the suspension of payments or transfers provision is in effect. Payment of the death benefit may be delayed, pending receipt of any applicable tax consents and/or state forms.

OPTION A: Lump sum payment of the death benefit. We will not deduct the contract maintenance charge at the time of a full withdrawal if the distribution is due to death.

OPTION B: Payment of the entire death benefit withinfive years of the date of any Owner's death. We will assess the full contract maintenance charge on each Beneficiary's portion on each Contract Anniversary. However, we will waive the contract maintenance charge if the Contract Value at the time we are to deduct the charge is at least $75,000.

OPTION C: If the Beneficiary is an individual, payment of the death benefit as a Traditional Annuity Payment under an Annuity Option over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary. Distribution under this option must begin within one year of the date of any Owner's death. We will continue to assess the full contract maintenance charge on each Beneficiary's portion proportionately over the Traditional Annuity Payments. However, we will waive the contract maintenance charge if the Contract Value on the Income Date is at least $75,000. GMIB PAYMENTS ARE NOT AVAILABLE UNDER THIS OPTION.

Any portion of the death benefit not applied to Traditional Annuity Payments within one year of the date of the Owner's death must be distributed within five years of the date of death.

If the Contract is owned by a non-individual, then we treat the death of any Annuitant as the death of an Owner for purposes of the Internal Revenue Code's distribution at death rules, which are set forth in Section 72(s) of the Code.

In all events, notwithstanding any provision to the contrary in the Contract or this prospectus, the Contract will be interpreted and administered in accordance with Section 72(s) of the Code.

12.OTHER INFORMATION
ALLIANZ LIFE
Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. Our address is 5701 Golden Hills Drive, Minneapolis, MN 55416. We offer fixed and variable annuities, individual and group life insurance, and long-term care insurance. We are licensed to do direct business in 49 states and the District of Columbia. We are a subsidiary of Allianz SE, a provider of integrated financial services.

THE SEPARATE ACCOUNT
We established Allianz Life Variable Account B (the Separate Account) as a separate account under Minnesota insurance law on May 31, 1985. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise our management of the Separate Account.

The Separate Account holds the assets that underlie the Contracts, except assets allocated to our general account. We keep the Separate Account assets separate from the assets of our general account and other separate accounts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

We own the assets of the Separate Account. We credit gains to or charge losses against the Separate Account, whether or not realized, without regard to the performance of other investment accounts. The Separate Account's assets may not be

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                                       69

used to pay any of our liabilities, other than those arising from the Contracts. If the Separate Account's assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. Amounts transferred to our general account will represent seed money invested by us or earned fees and charges. The obligations of the Separate Account are not generalized obligations of Allianz Life. The obligations under the Contracts are obligations of Allianz Life.

DISTRIBUTION
Allianz Life Financial Services, LLC (Allianz Life Financial), a wholly-owned subsidiary of Allianz Life Insurance Company of North America, serves as principal underwriter for the Contracts. Allianz Life Financial, a limited liability company organized in Minnesota, is located at 5701 Golden Hills Drive, Minneapolis, MN 55416. Allianz Life Financial is registered as a broker/dealer with the SEC under the Securities Exchange Act of 1934 (the 1934 Act), as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (FINRA). Allianz Life Financial is not a member of Securities Investors Protection Corporation. More information about Allianz Life Financial is available at http://www.finra.org or by calling 1-800-289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program.

We have entered into a distribution agreement with our affiliate Allianz Life Financial for the distribution and sale of the Contracts. Allianz Life Financial also may perform various administrative services on our behalf. Allianz Life Financial does not itself sell the Contracts on a retail basis. Rather, Allianz Life Financial enters into selling agreements with other broker/dealers registered under the 1934 Act (selling firms) for the sale of the Contracts. These selling firms include third party broker/dealers and Questar Capital Corporation, an affiliated broker/dealer. We pay sales commissions to the selling firms and their registered representatives. Investment Options that assess Rule 12b-1 fees make payments of the fees to Allianz Life Financial as consideration for providing certain services and incurring certain expenses permitted under the Investment Option's plan. These payments typically equal 0.25% of an Investment Option's average daily net assets for the most recent calendar year. The investment adviser and/or subadviser (and/or their affiliates) of an Investment Option may from time to time make payments for administrative services to Allianz Life Financial or its affiliates.

The maximum commission payable to the selling firms for Contract sales is expected to not exceed 6% of Purchase Payments. Sometimes, we enter into an agreement with a selling firm to pay commissions as a combination of a certain amount of the commission at the time of sale and a trail commission which, when totaled, could exceed 6% of Purchase Payments.

We may fund Allianz Life Financial's operating and other expenses, including: overhead; legal and accounting fees; registered representative training; compensation for the Allianz Life Financial management team; and other expenses associated with the Contracts. Registered representatives and their managers are also eligible for various benefits, such as production incentive bonuses, insurance benefits, and non-cash compensation items that we may provide jointly with Allianz Life Financial. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, awards, merchandise and other similar items.

Selling firms and their registered representatives and managers may receive other payments from us for administrative issues and for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services. In addition, certain firms and their representatives may receive compensation for distribution and administrative services when acting in a wholesaling capacity and working with retail firms.

We and/or Allianz Life Financial may pay certain selling firms additional marketing support allowances for:
o marketing services and increased access to registered representatives;
o sales promotions relating to the Contracts;
o costs associated with sales conferences and educational seminars for their registered representatives;
o the cost of client meetings and presentations; and
o other sales expenses incurred by them.

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                                       70

We retain substantial discretion in determining whether to grant a marketing support payment to a particular broker/dealer firm and the amount of any such payment. However, we do consider a number of specific factors in determining marketing support payments, which may include a review of the following:
o the level of existing sales and assets held in contracts issued by us that are sold through the broker/dealer firm and the potential for new or additional sales;
o the organizational "fit" between the broker/dealer firm and the type of wholesaling and marketing force we operate;
o whether the broker/dealer firm's operational, IT, and support services structure and requirements are compatible with our method of operation;
o whether the broker/dealer firm's product mix is oriented toward our core markets;
o whether the broker/dealer firm has a structure facilitating a marketing support arrangement, such as frequent registered representative meetings and training sessions;
o the potential return on investment of investing in a particular firm's system;
o our potential ability to obtain a significant level of the market share in the broker/dealer firm's distribution channel;
o the broker/dealer firm's registered representative and customer profiles; and
o the prominence and reputation of the broker/dealer firm in its marketing channel.

We may also make payments for marketing and wholesaling support to broker/dealer affiliates of Investment Options that are available through the variable annuities we offer.

Additional information regarding marketing support payments can be found in the Distributor section of the Statement of Additional Information.

We and/or Allianz Life Financial may make bonus payments to certain selling firms based on aggregate sales of our variable insurance contracts (including this Contract) or persistency standards, or as part of a special promotion. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms. In some instances, the amount paid may be significant.

A portion of the payments made to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

We intend to recover commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Owners or the Separate Account.

We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts but reserve the right to discontinue the offering.

ADDITIONAL CREDITS FOR CERTAIN GROUPS
We may credit additional amounts to a Contract instead of modifying charges because of special circumstances that result in lower sales or administrative expenses or better than expected mortality or persistency experience.

ADMINISTRATION/ALLIANZ SERVICE CENTER
The Allianz Service Center performs certain administrative services regarding the Contracts and is located at 5701 Golden Hills Drive, Minneapolis, Minnesota. The Service Center mailing address and telephone number are listed at the back of this prospectus. The administrative services performed by our Service Center include:
o issuance and maintenance of the Contracts,
o maintenance of Owner records,
o processing and mailing of account statements and other mailings to Owners, and
o routine customer service including:
  -  responding to Owner correspondence and inquiries,
  -  processing of Contract changes,
  -  processing withdrawal requests (both partial and total) and
  -  processing annuitization requests.

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                                       71

To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Investment Options, will be mailed to your household, even if you or other persons in your household have more than one contract issued by us or our affiliate. Call us at the toll-free number listed at the back of this prospectus if you need additional copies of financial reports, prospectuses, or annual and semiannual reports, or if you would like to receive one copy for each contract in future mailings.

LEGAL PROCEEDINGS
We and our subsidiaries, like other life insurance companies, from time to time are involved in legal proceedings of various kinds, including regulatory proceedings and individual and class action lawsuits. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any such proceedings cannot be predicted with certainty, we believe that, at the present time, there are no pending or threatened legal proceedings to which we, the Separate Account, or Allianz Life Financial is a party that are reasonably likely to materially affect the Separate Account, our ability to meet our obligations under the Contracts, or Allianz Life Financial's ability to perform its obligations.

FINANCIAL STATEMENTS
The consolidated financial statements of Allianz Life and the financial statements of the Separate Account have been included in the Statement of Additional Information.

13.GLOSSARY
This prospectus is written in plain English to make it as understandable as possible. However, there are some technical words or terms that are defined below and are capitalized in the prospectus. The following is a list of common abbreviations used in this prospectus:

AIA  =   ANNUAL INCREASE AMOUNT             GPWB  =   GUARANTEED PARTIAL WITHDRAWAL BENEFIT
GMDB =   GUARANTEED MINIMUM DEATH BENEFIT   MAV   =   MAXIMUM ANNIVERSARY VALUE
GMIB =   GUARANTEED MINIMUM INCOME BENEFIT  PRIME =   PROTECTED RETIREMENT INCOME MADE EASY

ACCUMULATION PHASE - the period of time before you apply the entire Contract Value to Annuity Payments. Subject to certain restrictions, you can make additional Purchase Payments during this time. The Accumulation Phase may occur at the same time as the Annuity Phase if you take Partial Annuitizations.

ACCUMULATION UNIT - the units into which we convert amounts invested in the subaccounts that invest in the Investment Options during the Accumulation Phase.

AIA (ANNUAL INCREASE AMOUNT) - a calculation used in determining the PB Value under the PRIME Plus Benefit, and in determining the GMDB value under the Enhanced GMDB.

ANNUITANT - the individual upon whose life we base the Annuity Payments. Subject to our approval, the Owner designates the Annuitant and can add a joint Annuitant for the Annuity Phase if they take a Full Annuitization.

ANNUITY OPTIONS - the income options available to you under the Contract.

ANNUITY PAYMENTS - payments made by us to the Payee pursuant to the Annuity Option chosen. Annuity Payments may be variable, fixed, or a combination of both variable and fixed.

ANNUITY PHASE - the phase the Contract is in once Annuity Payments begin. This may occur at the same time as the Accumulation Phase if you take a Partial Annuitization.

ANNUITY UNIT - the units into which we convert amounts invested in the subaccounts that invest in the Investment Options during the Annuity Phase.

BASE CONTRACT - the contract corresponding to this prospectus that does not include the PRIME Plus Benefit.

BENEFICIARY - the person(s) or entity the Owner designates to receive any death benefit.

BUSINESS DAY - each day on which the New York Stock Exchange is open for trading, except when an Investment Option does not value its shares. Allianz Life is open for business on each day that the New York Stock Exchange is open. Our Business Day closes when regular trading on the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time.

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                                       72

CONTRACT - the deferred annuity contract described by this prospectus that allows you to accumulate money tax deferred by making one or more Purchase Payments. It provides for lifetime or other forms of Annuity Payments beginning on the Income Date.

CONTRACT ANNIVERSARY - a 12-month anniversary of the Issue Date of your Contract. If the Contract Anniversary does not occur on a Business Day, we will consider it to occur on the next Business Day.

CONTRACT VALUE - on any Business Day it is equal to the sum of the values in your selected Investment Choices, less any unvested bonus amounts. It does not include amounts applied to Annuity Payments.

CONTRACT YEAR - any period of 12 months commencing on the Issue Date and on each Contract Anniversary thereafter.

EXCESS WITHDRAWAL - for Contracts with the PRIME Plus Benefit that exercise the GPWB, this is an additional withdrawal you take while you are receiving GPWB Payments.

FULL ANNUITIZATION - the application of the entire Contract Value to Annuity Payments. YOU WILL BE REQUIRED TO TAKE A FULL ANNUITIZATION OF YOUR CONTRACT ON OR BEFORE THE MAXIMUM PERMITTED INCOME DATE IF, AT THAT TIME, YOUR CONTRACT VALUE HAS NOT BEEN REDUCED TO ZERO. Upon Full Annuitization you will no longer have a Contract Value, any periodic withdrawal or income payments other than Annuity Payments (which includes GPWB Payments) will stop, and the death benefit will terminate.

GMDB (GUARANTEED MINIMUM DEATH BENEFIT) - you can select one of two GMDBs at Contract issue that may provide different guaranteed death benefit values. The Traditional GMDB is the default death benefit, or you can select the Enhanced GMDB for an additional M&E charge, subject to certain age restrictions and state availability.

GMIB (GUARANTEED MINIMUM INCOME BENEFIT) - a feature under the PRIME Plus Benefit that provides a guaranteed minimum fixed income in the form of Annuity Payments based on the PB Value. You must wait at least ten Contract Years after the date the PRIME Plus Benefit is added to your Contract, or ten Contract Years after the date of any 7% AIA reset before you can exercise the GMIB and it can only be exercised within 30 days following a Contract Anniversary.

GMIB PAYMENTS - Annuity Payments we make to the Payee based on the PB Value.

GPWB (GUARANTEED PARTIAL WITHDRAWAL BENEFIT) - a feature under the PRIME Plus Benefit that provides a guaranteed minimum amount of income in the form of partial withdrawals based on the PB Value. You must wait ten Contract Years after the date the PRIME Plus Benefit is added to your Contract, or ten Contract Years after the date of any 7% AIA reset before you can exercise the GPWB and it can only be exercised within 30 days following a Contract Anniversary.

GPWB MAXIMUM - if you have a Contract with the PRIME Plus Benefit and you exercise the GPWB, this is the annual limit of guaranteed partial withdrawals (or GPWB Payments) available to you under the GPWB. The GPWB Maximum is equal to 5% of the PB Value if you select the 5% payment option, or 10% of the PB Value if you select the 10% payment option.

GPWB PAYMENTS - withdrawal payments we make to the Owner based on the PB Value.

INCOME DATE - the date we begin making Annuity Payments to the Payee from the Contract. This date must be the first day of a calendar month. Because the Contract allows for Partial Annuitizations there may be multiple Income Dates.

INVESTMENT CHOICES - the Investment Options and any general account Investment Choices available under the Contract for Purchase Payments or transfers. We may add, substitute or remove Investment Choices in the future.

INVESTMENT OPTIONS - the variable Investment Choices available under the Separate Account. You may invest in up to 15 of the Investment Options at any one time.

ISSUE DATE - the date shown on the Contract that starts the first Contract Year. Contract Anniversaries and Contract Years are measured from the Issue Date.

JOINT OWNERS - two Owners who own a Non-Qualified Contract. We do not allow Joint Owners to take Partial Annuitizations.

MAV (MAXIMUM ANNIVERSARY VALUE) - a calculation used in determining the PB Value under the PRIME Plus Benefit, and in determining the GMDB value under the Enhanced GMDB.

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                                       73

NON-QUALIFIED CONTRACT - a Contract that is not purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code.

OWNER - "you," "your" and "yours." The person or entity (or persons or entities if there are Joint Owners) named in the Contract who may exercise all rights granted by the Contract. The Owner is designated at Contract issue.

PARTIAL ANNUITIZATION - the application of only part of the Contract Value to Traditional Annuity Payments (or part of the PB Value to GMIB Payments if your Contract includes the PRIME Plus Benefit). If you take a Partial Annuitization, the Accumulation Phase and Annuity Phase of the Contract may occur at the same time. You can take one Partial Annuitization every 12 months. The maximum number of annuitizations we allow at any one time is five. Partial Annuitizations are not available to Joint Owners. If you take a Partial Annuitization, there can be only one Owner, the Owner must be the Annuitant, and we will not allow the Owner to designate a joint Annuitant.

PAYEE - the person or entity you designate (subject to our approval) to receive Annuity Payments during the Annuity Phase. If you do not designate a Payee by the Income Date, we will make Annuity Payments to the Owner.

PB VALUE - the amount used to calculate GPWB Payments and GMIB Payments under the PRIME Plus Benefit.

PRIME (PROTECTED RETIREMENT INCOME MADE EASY) PLUS BENEFIT - an optional benefit package that includes a GMIB and GPWB and carries a higher M&E charge. You may add the PRIME Plus Benefit once before age 76 and later remove it from the Contract if you so choose. We designed the PRIME Plus Benefit to give you options for turning your accumulated retirement assets into a stream of retirement income.

PURCHASE PAYMENT - the money you put in the Contract.

QUALIFIED CONTRACT - a Contract purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code (for example, 401(k) and H.R. 10 plans), Individual Retirement Annuities (IRAs), or Tax-Sheltered Annuities (referred to as TSA or 403(b) contracts). Currently, we may issue Qualified Contracts that may include, but are not limited to Roth IRAs, Traditional IRAs, Simplified Employee Pension (SEP) IRAs and Inherited IRAs.

REWARDS VALUE - on any Business Day it is equal to the sum of the values of your Investment Choices and includes unvested bonus amounts.

SEPARATE ACCOUNT - Allianz Life Variable Account B is the Separate Account that issues your Contract. It is a separate investment account of Allianz Life. The Separate Account holds the assets invested in the Investment Options that underlie the Contracts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

SERVICE CENTER - the Allianz Service Center. Our Service Center address and telephone number are listed at the back of this prospectus.

TRADITIONAL ANNUITY PAYMENTS - Annuity Payments we make to the Payee based on the Contract Value.

WITHDRAWAL CHARGE BASIS - the total amount under your Contract that is subject to a withdrawal charge.

14.TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION (SAI)
ALLIANZ LIFE......................2
EXPERTS...........................2
LEGAL OPINIONS....................2
DISTRIBUTOR.......................2
REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE3
FEDERAL TAX STATUS................3
  General.........................3
  Diversification.................4
  Owner Control...................4
  Contracts Owned by Non-Individuals5
  Income Tax Withholding..........5
  Required Distributions..........5
  Qualified Contracts.............5
ANNUITY PROVISIONS................6
  Annuity Units/Calculating Annuity Payments7
MORTALITY AND EXPENSE RISK GUARANTEE7
INFORMATION ON MAY 2003 CONTRACTS.7
INFORMATION ON CONTRACTS THAT WERE
OFFERED BEFORE APRIL 29, 2005....15
INFORMATION ON ORIGINAL AND SEPTEMBER 2002
CONTRACTS........................16
FINANCIAL STATEMENTS.............18
APPENDIX - CONDENSED FINANCIAL INFORMATION19

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                                       74

15.PRIVACY AND SECURITY STATEMENT
MARCH 2009
Your privacy is a high priority for Allianz. Our pledge to protect your privacy is reflected in our Privacy and Security Statement. This statement outlines our principles for collecting, using and protecting information that we gather about you.

This statement applies to all of the companies within the Allianz family of companies that issue insurance policies. The law allows us to share your information among our insurance companies. The law does not allow you to prevent these disclosures. A list of our companies can be found at the end of this notice.

ALLIANZ DOES NOT SELL YOUR INFORMATION TO ANYONE

We do not share your information with anyone for their own marketing purposes. For this reason, we are not required to obtain an "opt-in election," an "opt-out election" or an authorization from you. We also do not share your information with any of our affiliated companies outside of the Allianz family of companies.

INFORMATION ABOUT YOU THAT ALLIANZ COLLECTS

Allianz collects information about you so that we can process the insurance transactions you request. We limit the amount of your information collected to what we feel is needed to maintain your account. We may collect your information from the following sources:
o From you, either directly or through your agent. This may include information on your insurance application or other forms you may complete, such as your name, address and telephone number.
o From others, through the process of handling a claim. This may include information from medical or accident reports.
o From your doctor or during a home visit by a health assessment professional. This may include medical information about you gathered with your written authorization.
o From your relationship with us, such as the number of years you have been a customer or the types of insurance products you purchased.
o From a consumer reporting agency such as a medical, credit, or motor vehicle report. The information in these reports may be kept by the agency and shared with others.

If you visit one of our websites, we may use "cookies" (small text files sent from our site to your hard drive). These cookies help us to recognize repeat visitors and allow easy access to and use of the site. We do not use cookies to gather your information. The cookies only enable you to use our website more easily.

INFORMATION ABOUT YOU THAT ALLIANZ SHARES

Allianz does not share information about current or former customers with anyone, except as "allowed by law." "Allowed by law" means that we may share your information, such as your name, address, and policy information, as follows:
o With consumer reporting agencies to obtain a medical report, credit report, or motor vehicle report. These reports are used to determine eligibility for coverage or to process your requested transactions.
o With your insurance agent so that they can perform services for you.
o With medical professionals in order to process your claim.
o With a state Department of Insurance in order to examine our records or business practices.
o With a state or federal law enforcement agency, as required by law or to report suspected fraud activities.
o With research groups to conduct studies on claims results. No individual is identified in any study or report.

We advise the vendors with whom we legally share your information of our privacy policy. We make every effort to use vendors whose privacy policy reflects our own.

ALLIANZ POLICIES AND PRACTICES REGARDING SECURITY OF YOUR INFORMATION

Allianz uses computer hardware and software tools to maintain physical and electronic safeguards. These safeguards comply with applicable federal and state regulations. We restrict access to information about you to those employees who need the information to service your policy. Allianz works to ensure that our websites are secure. We use state of the art technology to protect the information that may be shared over these sites.

YOUR ABILITY TO ACCESS AND CORRECT YOUR INFORMATION

You have the right to access and get a copy of your information. This does not include the right to access and copy your information related to a claim or civil or criminal proceeding. If you wish to review your information, please write us at the address below. Provide your full name, address and policy number(s). For your protection, please have your request notarized. This will ensure the identity of the person requesting your information.

         The Allianz Rewards[{R}] Variable Annuity Contract Prospectus -
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
                                       75

Within 30 working days of our receipt of your written request, you may see and get a copy of your information in person. If you prefer, we will send you a copy of your information. If medical information is contained in your file, we may request that you name a medical professional to whom we will send your information.

If you believe any of your information is incorrect, notify us in writing at the address below. Within 30 working days, we will let you know if our review has resulted in a correction of your information. If we do not agree there is an error, you may file a statement disputing our finding. We will attach the statement to your file. We will send any corrections we make, or your statement, to anyone we shared your information with over the past two years, and to anyone who may receive your information from us in the future. We do not control the information about you obtained from a consumer reporting agency or a Department of Motor Vehicles. We will provide you with the names and addresses of these agencies so that you can contact them directly.

MONTANA RESIDENTS: You may write to us and also ask for a record of any disclosure of your medical information made within the last three years.

NOTIFICATION OF CHANGE

Your trust is one of our most important assets. If we revise our privacy practices in the future, we will notify you prior to introducing any changes. This Privacy and Security Statement is also displayed on our website (www.allianzlife.com).

FOR MORE INFORMATION OR IF YOU HAVE QUESTIONS

If you have any questions or concerns about our privacy policies or procedures, please call the Corporate Compliance Department at 800.328.5600, write us at the following address, or visit www.allianzlife.com.

Allianz Life Insurance Company of North America
PO Box 1344
Minneapolis, MN 55440-1344
Allianz family of companies:
o Allianz Life Insurance Company of North America
o Allianz Life Financial Services, LLC
o Allianz Life and Annuity Company

                                                               M40018 (R-3/2009)

         The Allianz Rewards[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

APPENDIX A - ANNUAL OPERATING EXPENSES FOR EACH INVESTMENT OPTION
This table describes, in detail, the annual expenses for each of the Investment Options. We show the expenses as a percentage of an Investment Option's average daily net assets for the most recent calendar year. Except for the AZL Funds, the PIMCO VIT portfolios, and the Premier VIT OpCap Mid Cap Portfolio, neither the Investment Options nor their advisers are affiliated with Allianz Life. Expenses may vary in current and future years. The investment advisers for the Investment Options provided the fee and expense information and we did not independently verify it. See the Investment Options' prospectuses for further information regarding the expenses you may expect to pay.

INVESTMENT OPTION             MANAGEMENT   RULE  SERVICE   OTHER   ACQUIRED      TOTAL ANNUAL       AMOUNT OF       TOTAL ANNUAL
                                 FEES     12B-1    FEES   EXPENSES FUND FEES  OPERATING EXPENSES   CONTRACTUAL   OPERATING EXPENSES
                                          FEES*                       AND     BEFORE CONTRACTUAL   FEE WAIVERS    AFTER CONTRACTUAL
                                                                   EXPENSES     FEE WAIVERS OR         AND         FEE WAIVERS OR
                                                                                   EXPENSE        REIMBURSEMENTS       EXPENSE
                                                                                REIMBURSEMENTS                     REIMBURSEMENTS
AIM
AZL AIM International Equity          .90    .25        -      .20         -                 1.35              -                1.35
Fund[(1)]


BLACKROCK
AZL BlackRock Capital                 .80    .25        -      .14         -                 1.19              -                1.19
Appreciation  Fund[(1)]
AZL BlackRock Growth                  .85    .25        -      .12         -                 1.22              -                1.22
Fund[(1)]
AZL Money Market Fund[(1)]            .35    .25        -      .09         -                  .69              -                 .69
BlackRock Global Allocation           .65    .25        -      .13         -                 1.03              -                1.03
V.I. Fund - Class 3


COLUMBIA
AZL Columbia Mid Cap Value            .75    .25        -      .12         -                 1.12              -                1.12
Fund[(1)]
AZL Columbia Small Cap Value          .90      -        -      .32         -                 1.22            .12                1.10
Fund - Class 1[(1),(7),(8)]
AZL Columbia Small Cap Value          .90    .25        -      .32         -                 1.47            .12                1.35
Fund - Class 2[(1),(7)]
AZL Columbia Technology               .81    .25        -      .15         -                 1.21              -                1.21
Fund[(1)]
DAVIS
AZL Davis NY Venture Fund -           .75      -        -      .10         -                  .85              -                 .85
Class 1[(1),(7),(8)]
AZL Davis NY Venture Fund -           .75    .25        -      .10         -                 1.10              -                1.10
Class 2[(1),(7)]
Davis VA Financial                    .75      -        -      .13         -                  .88              -                 .88
Portfolio[(6)]
Davis VA Value Portfolio[(6)]         .75      -        -      .07         -                  .82              -                 .82
DREYFUS
AZL Dreyfus Equity Growth             .77    .25        -      .07         -                 1.09              -                1.09
Fund[(1)]
AZL S&P 500 Index Fund -              .17      -        -      .21         -                  .38            .14                 .24
Class 1[(1),(7),(8)]
AZL S&P 500 Index Fund -              .17    .25        -      .21         -                  .63            .14                 .49
Class 2[(1),(7)]
AZL Small Cap Stock Index             .26    .25        -      .24         -                  .75            .17                 .58
Fund -
Class 2[(1)]
FIRST TRUST
AZL First Trust Target Double         .60    .25        -      .13         -                  .98            .19                 .79
Play Fund[(1)]


FRANKLIN TEMPLETON
AZL Franklin Small Cap Value          .75    .25        -      .10         -                 1.10              -                1.10
Fund[(1)]
Franklin Global Real Estate           .80    .25        -      .30         -                 1.35            .32                1.03
Securities Fund - Class
2[(4)]
Franklin Growth and Income            .50    .25        -      .05         -                  .80              -                 .80
Securities Fund - Class 2[(3)]
Franklin High Income                  .57    .25        -      .09         -                  .91              -                 .91
Securites Fund - Class 2[(3)]
Franklin Income Securities            .45    .25        -      .02         -                  .72              -                 .72
Fund - Class 2[(3)]


         The Allianz Rewards[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

                                       77

Franklin Large Cap Growth             .73    .25        -      .04         -                 1.02              -                1.02
Securities Fund - Class
2[(3)]
Franklin Rising Dividends             .60    .25        -      .02       .01                  .88            .01                 .87
Securities Fund - Class
2[(3),(5)]
Franklin Small-Mid Cap Growth         .50    .25        -      .28       .02                 1.05            .02                1.03
Securities Fund - Class
2[(5)]
Franklin Small Cap Value              .52    .25        -      .16       .01                  .94            .01                 .93
Securities Fund - Class
2[(5)]
Franklin Templeton VIP                .00    .25        -      .13       .65                 1.03            .03                1.00
Founding Funds Allocation
Fund - Class 2[(9)]
Franklin U.S. Government Fund         .49    .25        -      .04         -                  .78              -                 .78
-Class 2[(3)]
Franklin Zero Coupon Fund             .60      -        -      .08         -                  .68              -                 .68
2010 - Class 1[(3)]
Mutual Global Discovery               .80    .25        -      .18         -                 1.23              -                1.23
Securities Fund - Class 2
Mutual Shares Securities Fund         .60    .25        -      .13         -                  .98              -                 .98
-Class 2
Templeton Foreign Securities          .64    .25        -      .15       .02                 1.06            .02                1.04
Fund -
Class 2[(5)]
Templeton Global Bond                 .47    .25        -      .11         -                  .83              -                 .83
Securities Fund - Class
2[(3)]
Templeton Growth Securities           .74    .25        -      .04         -                 1.03              -                1.03
Fund -Class 2[(3)]
JENNISON
AZL Jennison 20/20 Focus              .75    .25        -      .10         -                 1.10              -                1.10
Fund[(1)]
J.P. MORGAN
AZL JPMorgan Large Cap Equity         .75    .25        -      .10         -                 1.10              -                1.10
Fund[(1)]
AZL JPMorgan U.S. Equity Fund         .80      -        -      .23         -                 1.03            .08                 .95
-Class 1[(1),(7),(8)]
AZL JPMorgan U.S. Equity Fund         .80    .25        -      .23         -                 1.28            .08                1.20
-Class 2[(1),(7)]
NICHOLAS-APPLEGATE
AZL NACM International                .85    .25        -      .35         -                 1.45              -                1.45
Fund[(1)]


OPPENHEIMER  CAPITAL
AZL OCC Opportunity Fund[(1)]         .85    .25        -      .14         -                 1.24              -                1.24
OpCap Mid Cap Portfolio[(10)]         .80      -        -      .18         -                  .98              -                 .98


OPPENHEIMER FUNDS
AZL Oppenheimer Global Fund -         .90      -        -      .22         -                 1.12              -                1.12
Class 1[(1),(7),(8)]
AZL Oppenheimer Global Fund -         .90    .25        -      .22         -                 1.37              -                1.37
Class 2[(1),(7)]
AZL Oppenheimer International         .75    .25        -      .17         -                 1.17              -                1.17
Growth Fund[(1)]
Oppenheimer Global Securities         .63      -        -      .02         -                  .65              -                 .65
Fund/VA - Non Service
Class[(6)]
Oppenheimer High Income               .74      -        -      .06         -                  .80              -                 .80
Fund/VA - Non Service
Class[(6)]
Oppenheimer Main Street               .64      -        -      .02         -                  .66              -                 .66
Fund[{R}]/VA -
Non Service Class[(6)]
PIMCO
AZL PIMCO Fundamental                 .75    .25        -      .22         -                 1.22            .02                1.20
IndexPLUS Total Return
Fund[(1)]
PIMCO VIT All Asset Portfolio        .425      -      .15        -       .76                1.335            .02               1.315
-Admin. Class[(6),(11),(12)]


         The Allianz Rewards[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

                                       78


PIMCO VIT CommodityRealReturn         .74      -      .15      .17       .09                 1.15            .09                1.06
Strategy Portfolio - Admin.
Class[(2),(6),(12)]
PIMCO VIT Emerging Markets            .85      -      .15      .13         -                 1.13              -                1.13
Bond Portfolio - Admin.
Class[(6)]
PIMCO VIT Global Bond                 .75      -      .15      .07         -                  .97              -                 .97
Portfolio (Unhedged) - Admin.
Class[(6)]



PIMCO VIT High Yield                  .60      -      .15        -         -                  .75              -                 .75
Portfolio -
Admin. Class[(6)]
PIMCO VIT Real Return                 .50      -      .15      .06         -                  .71              -                 .71
Portfolio -Admin. Class[(6)]
PIMCO VIT                             .35      -      .15      .34         -                  .84              -                 .84
StocksPLUS[{R}]
Growth and Income Portfolio -
Admin. Class[(6)]
PIMCO VIT Total Return                .50      -      .15      .23         -                  .88              -                 .88
Portfolio -Admin. Class[(6)]
PRUDENTIAL
SP International Growth               .85    .25        -      .29         -                 1.39              -                1.39
Portfolio - Class 2[(6)]
SP Strategic Partners Focused         .90    .25        -      .48         -                 1.63              -                1.63
Growth Portfolio - Class 2[(6)]
SCHRODER
AZL Schroder Emerging Markets        1.23    .25        -      .45         -                 1.93            .28                1.65
Equity Fund[(1)]
AZL Schroder International           1.00    .25        -      .28         -                 1.53              -                1.53
Small Cap Fund[(1)]
SELIGMAN
Seligman Smaller-Cap Value           1.00      -        -      .22         -                 1.22              -                1.22
Portfolio -Class 1[(6)]
TARGETPLUS PORTFOLIOS
AZL TargetPLUS Balanced               .52    .25        -      .53         -                 1.30            .41                 .89
Fund[(1)]
AZL TargetPLUS Equity                 .60    .25        -      .24         -                 1.09            .30                 .79
Fund[(1)]
AZL TargetPLUS Growth                 .52    .25        -      .36         -                 1.13            .24                 .89
Fund[(1)]
AZL TargetPLUS Moderate               .52    .25        -      .44         -                 1.21            .32                 .89
Fund[(1)]
TURNER
AZL Turner Quantitative Small         .85    .25        -      .14         -                 1.24              -                1.24
Cap Growth Fund[(1)]
VAN KAMPEN
AZL Van Kampen Comstock               .73    .25        -      .09         -                 1.07              -                1.07
Fund[(1)]
AZL Van Kampen Equity and             .75    .25        -      .13         -                 1.13              -                1.13
Income Fund[(1)]
AZL Van Kampen Global                 .95    .25        -      .14         -                 1.34              -                1.34
Franchise Fund[(1)]
AZL Van Kampen Global Real            .90    .25        -      .27         -                 1.42            .07                1.35
Estate Fund[(1)]
AZL Van Kampen Growth and             .76    .25        -      .11         -                 1.12              -                1.12
Income Fund[(1)]
AZL Van Kampen Mid Cap Growth         .80    .25        -      .09         -                 1.14              -                1.14
Fund[(1)]

* The 12b-1 fees cover certain distribution and shareholder support services provided by the companies selling Contracts. Our principal underwriter, Allianz Life Financial Services, LLC, will receive 12b-1 fees, except for those classes of shares that do not pay a 12b-1 fee, as identified by footnote (7).

         The Allianz Rewards[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

(1)Allianz Investment Management LLC (AZL), the Investment Option's investment adviser, and the Investment Option have entered into a written contract limiting operating expenses to the "after waiver" amount listed above through April 30, 2010. The operating expenses covered by the expense limitation agreement include fees deducted from Investment Option assets such as audit fees and payments to independent trustees, but do not include the operating expenses of other investment companies in which the Investment Option may invest (acquired fund fees and expenses). The Investment Option is authorized to reimburse AZL for management fees previously waived and/or for the cost of other expenses paid by AZL provided that such reimbursement will not cause the Investment Option to exceed the expense limits in effect at the time of such reimbursement. The Investment Option's ability to reimburse AZL in this manner only applies to fees paid or reimbursement made by AZL within the three fiscal years prior to the date of such reimbursement.
(2)PIMCO has contractually agreed to waive the management fee and the administration fee it receives from the Portfolio in an amount equal to the management fee paid to PIMCO by the subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the subsidiary is in place.
(3)The Fund administration fee is paid indirectly through the management fee.
(4)The manager and administrator have contractually agreed in advance to waive or limit their respective fees so that the increase in investment management and fund administration fees paid by the Fund are phased in over a five year period, with there being no increase in the rate of such fees for the first year ending April 30, 2008. For each of the four years thereafter through April 30, 2012, the manager and administrator will receive one-fifth of the increase in the rate of fees. Beginning May 1, 2012, the full new investment management and administration fees will then be in effect. It is estimated that the increase for the year ending April 30, 2010 will be 0.14%. In future years the fee rates will vary in accordance with the fee rate schedules and fund assets.
(5)The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the Securities and Exchange Commission (SEC); this arrangement will continue as long as the exemptive order is relied upon.
(6)We may enter into certain arrangements under which we, or our affiliate Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, are compensated by the Investment Options' advisers, distributors and/or affiliates for the administrative services and benefits which we provide to the Investment Options. The amount of the compensation usually is based on the aggregate assets of the Investment Options of other investment portfolios from contracts that we issue or administer. Some advisers may pay us more or less than others, however, the maximum fee that we currently receive is at the annual rate of 0.25% of the average aggregate amount invested by us in the Investment Options.
(7)The Investment Option has both Class 1 shares and Class 2 shares. Class 2 shares pay a 12b-1 fee of up to 0.25% of its average daily assets. Class 1 shares do not pay a 12b-1 fee.
(8)Not currently available.
(9)The Fund's administrator has contractually agreed to waive or limit its fee and to assume as its own expense certain expenses of the Fund, so that common annual operating expenses of the fund do not exceed 0.10% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2010. The Fund does not pay management fees but will indirectly bear its proportionate share of any management fees and other expenses paid by the underlying funds (or "acquired funds") in which it invests. Acquired funds' estimated fees and expenses are based on the acquired funds' expenses for the fiscal year ended December 31, 2008.
(10)OpCap Advisors has contractually agreed to reduce the total annual portfolio operating expenses to the extent they would exceed 1.00% (net of any expenses offset by earnings credits from the custodian bank) of the Portfolio's average daily net assets. This reduction of annual portfolio operating expenses is guaranteed by OpCap Advisors through December 31, 2015. Net portfolio operating expenses do not reflect a reduction of custody expenses offset by custody credits earned on cash balances at the custodian bank.
(11)Acquired fund fees and expenses (underlying fund expenses) for the Portfolio are based upon an allocation of the Portfolio's assets among the underlying funds and upon the total annual operating expenses of the institutional class shares of these underlying funds. Acquired fund fees and expenses will vary with changes in the expenses of the underlying funds, as well as allocation of the Portfolio's assets, and may be higher or lower than those shown above.
(12)PIMCO has contractually agreed to waive or reduce the advisory fee and/or administration fee. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, does not exceed the annual expense limit. See the Investment Option prospectus for further information.

         The Allianz Rewards[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

This table describes, in detail, the annual expenses for each of the AZL Fund of Funds. We show the expenses as a percentage of an Investment Option's average daily net assets. The underlying funds may pay 12b-1 fees to the distributor of the Contracts for distribution and/or administrative services. The underlying funds do not pay service fees or 12b-1 fees to the AZL Fund of Funds and the AZL Fund of Funds do not pay service fees or 12b-1 fees. The underlying funds of the AZL Fund of Funds may pay service fees to the insurance companies issuing variable contracts, or their affiliates, for providing customer service and other administrative services to contract purchasers. The amount of such service fees may vary depending on the underlying fund.


INVESTMENT OPTION MANAGEMENT FEES  RULE  OTHER EXPENSES TOTAL ACQUIRED FUND     TOTAL ANNUAL       AMOUNT OF       TOTAL ANNUAL
                                  12B-1                         FEES AND     OPERATING EXPENSES   CONTRACTUAL   OPERATING EXPENSES
                                  FEES*                       EXPENSES[(2)]  BEFORE CONTRACTUAL   FEE WAIVERS    AFTER CONTRACTUAL
                                                                               FEE WAIVERS OR         AND         FEE WAIVERS OR
                                                                                  EXPENSE        REIMBURSEMENTS       EXPENSE
                                                                               REIMBURSEMENTS                     REIMBURSEMENTS
FUND OF FUNDS
AZL Fusion              .20         -         .04        .24           1.25                 1.49       -                       1.49
Balanced Fund[(1),(3)]
AZL Fusion Growth       .20         -         .03        .23           1.36                 1.59       -                       1.59
Fund[(1),(3)]
AZL Fusion              .20         -         .04        .24           1.29                 1.53       -                       1.53
Moderate Fund[(1),(3)]


* The 12b-1 fees cover certain distribution and shareholder support services provided by the companies selling Contracts. Our principal underwriter, Allianz Life Financial Services, LLC, will receive 12b-1 fees.
(1)Allianz Investment Management LLC (AZL), the Investment Option's investment adviser, and the Investment Option have entered into a written contract limiting operating expenses (excluding certain fund expenses including, but not limited to, any taxes, interest, brokerage fees or extraordinary expenses) from exceeding 0.35% for the AZL Fusion Conservative Fund, 0.30% for the other three Fusion Funds, and 0.20% for the AZL Allianz Global Investors Select Fund, AZL Balanced Index Strategy Fund, and the AZL Moderate Index Strategy Fund, through at least April 30, 2010. The operating expenses covered by the expense limitation include fees deducted from fund assets such as audit fees and payments to outside trustees, but do not include the operating expenses of other investment companies in which the funds may invest (acquired fund fees and expenses). Acquired fund fees and expenses are incurred indirectly by the Investment Option(s) through the Investment Option's investment in permitted underlying funds. Accordingly, acquired fees and expenses affect the Investment Option's total returns. The Investment Option is authorized to reimburse AZL for fees previously waived and/or for the cost of other expenses paid by AZL provided that such reimbursement will not cause the Investment Option to exceed the expense limits in effect at the time of such reimbursement. AZL may request and receive reimbursement of fees waived or limited and other reimbursements made by AZL. The Investment Option's ability to reimburse AZL in this manner only applies to fees paid or reimbursement made by AZL within the three fiscal years prior to the date of such reimbursement.
(2)Persons with Contract Value allocated to the AZL Fund of Funds will also indirectly pay the expenses of the underlying funds. The underlying fund fees and expenses are an estimate. These expenses will vary, depending upon the allocation of assets to individual underlying funds. In addition, it can be expected that underlying funds may be added or deleted as investments, with a resulting change in expenses. The investment advisers to the underlying funds or their affiliates may pay "service fees" to Allianz Life or its affiliates for providing customer service and other administrative services to Contract purchasers. The amount of such fees may vary by underlying fund. The underlying funds may also pay Rule 12b-1 distribution fees to the distributor of the Contracts. The underlying funds do not pay service fees or 12b-1 fees to the AZL Fund of Funds and the AZL Fund of Funds do not pay service fees or 12b-1 fees.
(3)Effective December 1, 2008, (effective April 27, 2009, for AZL Fusion Conservative Fund) the Manager and the Fund entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.15% through April 30, 2010. If this voluntary fee reduction were reflected in the table, the net annual operating expenses would be lower.

         The Allianz Rewards[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

APPENDIX B - CONDENSED FINANCIAL INFORMATION
The consolidated financial statements of Allianz Life Insurance Company of North America and the financial statements of Allianz Life Variable Account B may be found in the Statement of Additional Information.

Accumulation Unit value (AUV) information corresponding to the highest and lowest combination of charges for the Contract currently offered by this prospectus is listed in the tables below. You can find AUV information corresponding to the additional combinations of charges in the appendix to the Statement of Additional Information.

This information should be read in conjunction with the financial statements and related notes of the Separate Account included in the Statement of Additional Information. The Statement of Additional Information is available without charge by contacting us at the telephone number or address listed at the back of this prospectus.

* KEY TO BENEFIT OPTION                                                      SEPARATE ACCOUNT ANNUAL EXPENSES[(1)]
Allianz Rewards - Base Contract with the Traditional GMDB                                    1.70%
Allianz Rewards - Contract with the Enhanced GMDB and the PRIME Plus Benefit                 2.60%

(1)The Separate Account annual expenses for a May 2003 Contract with the Traditional GMDB and no PRIME Benefit (1.70%) and a May 2003 Contract with the Enhanced GMDB and Enhanced PRIME Benefit (2.60%) are the same as the expenses for the currently offered Contract, therefore the AUV information is the same. Please see the Statement of Additional Information for more information on the May 2003 Contract.


(Number of Accumulation Units in thousands)


BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

AZL AIM International Equity Fund
1.70%
 12/31/2003    N/A 10.084        4
 12/31/2004 10.084 12.107       30
 12/31/2005 12.107 13.852       73
 12/31/2006 13.852 17.302       94
 12/31/2007 17.302 19.496      117
 12/31/2008 19.496 11.211       79
2.60%
 12/31/2003    N/A  9.934       72
 12/31/2004  9.934 11.819      356
 12/31/2005 11.819 13.401      790
 12/31/2006 13.401 16.590     1568
 12/31/2007 16.590 18.525     1951
 12/31/2008 18.525 10.557     1602
AZL BlackRock Capital Appreciation Fund
1.70%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.943       15
 12/31/2006 11.943 11.927       10
 12/31/2007 11.927 13.005       29
 12/31/2008 13.005  8.135       18

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

2.60%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.871      233
 12/31/2006 11.871 11.749      399
 12/31/2007 11.749 12.696      551
 12/31/2008 12.696  7.870      458
AZL BlackRock Growth Fund
1.70%
 12/31/2003    N/A 10.109       22
 12/31/2004 10.109 10.740       24
 12/31/2005 10.740 11.727       31
 12/31/2006 11.727 11.611       41
 12/31/2007 11.611 13.129       84
 12/31/2008 13.129  5.072      257
2.60%
 12/31/2003    N/A  9.958      281
 12/31/2004  9.958 10.485      667
 12/31/2005 10.485 11.346      826
 12/31/2006 11.346 11.133      835
 12/31/2007 11.133 12.475     1508
 12/31/2008 12.475  4.776     3453


         The Allianz Rewards[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

AZL Columbia Mid Cap Value Fund
1.70%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 10.057       21
 12/31/2007 10.057 10.267       26
 12/31/2008 10.267  4.830       19
2.60%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A  9.996      163
 12/31/2007  9.996 10.113      252
 12/31/2008 10.113  4.715      368
AZL Columbia Small Cap Value Fund
1.70%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 12.034       20
 12/31/2005 12.034 12.232       19
 12/31/2006 12.232 13.639       23
 12/31/2007 13.639 12.303       29
 12/31/2008 12.303  8.214       24
2.60%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 11.961      197
 12/31/2005 11.961 12.050      465
 12/31/2006 12.050 13.315      583
 12/31/2007 13.315 11.903      551
 12/31/2008 11.903  7.876      634
AZL Columbia Technology Fund
1.70%
 12/31/2003    N/A  8.675       40
 12/31/2004  8.675  8.160       48
 12/31/2005  8.160  8.079       43
 12/31/2006  8.079  8.146       40
 12/31/2007  8.146  9.830       43
 12/31/2008  9.830  4.771       56
2.60%
 12/31/2003    N/A  8.508      206
 12/31/2004  8.508  7.930      460
 12/31/2005  7.930  7.782      506
 12/31/2006  7.782  7.777      563
 12/31/2007  7.777  9.300     1373
 12/31/2008  9.300  4.473      992
AZL Davis NY Venture Fund
1.70%
 12/31/2003    N/A  9.901       45
 12/31/2004  9.901 10.761      134
 12/31/2005 10.761 11.604      176
 12/31/2006 11.604 12.996      243
 12/31/2007 12.996 13.306      218
 12/31/2008 13.306  7.783      353

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

2.60%
 12/31/2003    N/A  9.710      153
 12/31/2004  9.710 10.459      960
 12/31/2005 10.459 11.178     1655
 12/31/2006 11.178 12.407     2193
 12/31/2007 12.407 12.588     2386
 12/31/2008 12.588  7.297     4559
AZL Dreyfus Equity Growth Fund
1.70%
 12/31/2003    N/A  8.756       40
 12/31/2004  8.756  9.272       58
 12/31/2005  9.272  9.532       59
 12/31/2006  9.532 10.584       76
 12/31/2007 10.584 11.315      176
 12/31/2008 11.315  6.493      137
2.60%
 12/31/2003    N/A  8.587      181
 12/31/2004  8.587  9.012      445
 12/31/2005  9.012  9.182      531
 12/31/2006  9.182 10.103      721
 12/31/2007 10.103 10.704     2050
 12/31/2008 10.704  6.087     1878
AZL First Trust Target Double Play Fund
1.70%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A  9.919        0
 12/31/2007  9.919 10.577       54
 12/31/2008 10.577  4.819        6
2.60%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A  9.919        0
 12/31/2007  9.919 10.481      830
 12/31/2008 10.481  4.732      652
AZL Franklin Small Cap Value Fund
1.70%
 12/31/2003    N/A 12.692       24
 12/31/2004 12.692 15.359       53
 12/31/2005 15.359 16.163       95
 12/31/2006 16.163 18.341      125
 12/31/2007 18.341 17.242      126
 12/31/2008 17.242 11.233      115
2.60%
 12/31/2003    N/A 12.616      171
 12/31/2004 12.616 15.130      774
 12/31/2005 15.130 15.779     1427
 12/31/2006 15.779 17.745     1794
 12/31/2007 17.745 16.532     1777
 12/31/2008 16.532 10.673     1565


         The Allianz Rewards[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

AZL Fusion Balanced Fund
1.70%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.608      100
 12/31/2006 10.608 11.419     1681
 12/31/2007 11.419 12.025     1808
 12/31/2008 12.025  8.577     1602
2.60%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.544      889
 12/31/2006 10.544 11.249     1965
 12/31/2007 11.249 11.739     1984
 12/31/2008 11.739  8.298     2211
AZL Fusion Growth Fund
1.70%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.083      198
 12/31/2006 11.083 12.226      426
 12/31/2007 12.226 12.711      516
 12/31/2008 12.711  7.630      452
2.60%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.016     4752
 12/31/2006 11.016 12.044     9277
 12/31/2007 12.044 12.408    10241
 12/31/2008 12.408  7.382     9384
AZL Fusion Moderate Fund
1.70%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.786       57
 12/31/2006 10.786 11.741      172
 12/31/2007 11.741 12.297      268
 12/31/2008 12.297  8.129      238
2.60%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.721     2298
 12/31/2006 10.721 11.566     4080
 12/31/2007 11.566 12.004     5264
 12/31/2008 12.004  7.865     4782
AZL Jennison 20/20 Focus Fund
1.70%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 12.221       32
 12/31/2006 12.221 13.552       71
 12/31/2007 13.552 14.752       51
 12/31/2008 14.752  8.686       95

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

2.60%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 12.148      459
 12/31/2006 12.148 13.350      848
 12/31/2007 13.350 14.401      912
 12/31/2008 14.401  8.403     1549
AZL JPMorgan Large Cap Equity Fund
1.70%
 12/31/2003    N/A 10.004       25
 12/31/2004 10.004 11.325       72
 12/31/2005 11.325 11.832      115
 12/31/2006 11.832 12.414      136
 12/31/2007 12.414 11.448      127
 12/31/2008 11.448  5.077       97
2.60%
 12/31/2003    N/A  9.811      206
 12/31/2004  9.811 11.007      821
 12/31/2005 11.007 11.397     1624
 12/31/2006 11.397 11.851     1524
 12/31/2007 11.851 10.830     1498
 12/31/2008 10.830  4.760     1572
AZL JPMorgan U.S. Equity Fund
1.70%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 10.737       44
 12/31/2005 10.737 11.132       64
 12/31/2006 11.132 12.542       78
 12/31/2007 12.542 12.798       79
 12/31/2008 12.798  7.715       63
2.60%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 10.672      615
 12/31/2005 10.672 10.966      976
 12/31/2006 10.966 12.245     1125
 12/31/2007 12.245 12.382     1306
 12/31/2008 12.382  7.397     1182
AZL Money Market Fund
1.70%
 12/31/2003    N/A 10.288      129
 12/31/2004 10.288 10.183      384
 12/31/2005 10.183 10.269      409
 12/31/2006 10.269 10.545      450
 12/31/2007 10.545 10.864      904
 12/31/2008 10.864 10.941     1265
2.60%
 12/31/2003    N/A  9.932      885
 12/31/2004  9.932  9.741     2151
 12/31/2005  9.741  9.736     2761
 12/31/2006  9.736  9.908     2785
 12/31/2007  9.908 10.116     4187
 12/31/2008 10.116 10.097     8842


         The Allianz Rewards[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

AZL NACM International Fund
1.70%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.452        1
 12/31/2008  9.452  5.119        1
2.60%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.395       37
 12/31/2008  9.395  5.042       49
AZL OCC Opportunity Fund
1.70%
 12/31/2003    N/A 12.741       34
 12/31/2004 12.741 13.498       79
 12/31/2005 13.498 13.945       79
 12/31/2006 13.945 15.312       97
 12/31/2007 15.312 16.390       80
 12/31/2008 16.390  8.515       58
2.60%
 12/31/2003    N/A 12.551      361
 12/31/2004 12.551 13.177     1053
 12/31/2005 13.177 13.492     1196
 12/31/2006 13.492 14.682     1406
 12/31/2007 14.682 15.574     1316
 12/31/2008 15.574  8.019     1225
AZL Oppenheimer Global Fund
1.70%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 11.449       40
 12/31/2005 11.449 12.677       65
 12/31/2006 12.677 14.494      109
 12/31/2007 14.494 15.069       85
 12/31/2008 15.069  8.733       67
2.60%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 11.380      684
 12/31/2005 11.380 12.488     1182
 12/31/2006 12.488 14.150     1558
 12/31/2007 14.150 14.579     1378
 12/31/2008 14.579  8.373     1252
AZL Oppenheimer International Growth Fund
1.70%
 12/31/2003    N/A 11.380        2
 12/31/2004 11.380 12.808       13
 12/31/2005 12.808 14.378       21
 12/31/2006 14.378 18.234       42
 12/31/2007 18.234 20.128       44
 12/31/2008 20.128 11.052       37

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

2.60%
 12/31/2003    N/A 11.161      128
 12/31/2004 11.161 12.448      362
 12/31/2005 12.448 13.849      584
 12/31/2006 13.849 17.406     1117
 12/31/2007 17.406 19.041     1620
 12/31/2008 19.041 10.362     1244
AZL PIMCO Fundamental IndexPLUS Total Return Fund
1.70%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 11.059       14
 12/31/2007 11.059 11.596       11
 12/31/2008 11.596  6.742       12
2.60%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 10.992       29
 12/31/2007 10.992 11.422       54
 12/31/2008 11.422  6.581       86
AZL S&P 500 Index Fund
1.70%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.862       12
 12/31/2008  9.862  6.048      182
2.60%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.803       74
 12/31/2008  9.803  5.958     2515
AZL Schroder Emerging Markets Equity Fund
1.70%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 10.450       14
 12/31/2007 10.450 13.388       69
 12/31/2008 13.388  6.333      131
2.60%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 10.388      435
 12/31/2007 10.388 13.187     1455
 12/31/2008 13.187  6.182     2997


         The Allianz Rewards[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

AZL Schroder International Small Cap Fund
1.70%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.224        4
 12/31/2008  9.224  4.935        3
2.60%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.169       32
 12/31/2008  9.169  4.861       66
AZL Small Cap Stock Index Fund
1.70%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.310        0
 12/31/2008  9.310  6.321      139
2.60%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.254       33
 12/31/2008  9.254  6.226     1720
AZL TargetPLUS Balanced Fund
1.70%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A 10.096        1
 12/31/2008 10.096  7.503       22
2.60%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A 10.035       68
 12/31/2008 10.035  7.391      145
AZL TargetPLUS Equity Fund
1.70%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A  9.919        0
 12/31/2007  9.919 10.492        4
 12/31/2008 10.492  5.310        7

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

2.60%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A  9.919        0
 12/31/2007  9.919 10.397      344
 12/31/2008 10.397  5.214      331
AZL TargetPLUS Growth Fund
1.70%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.919        0
 12/31/2008  9.919  5.912        0
2.60%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.859       60
 12/31/2008  9.859  5.823      224
AZL TargetPLUS Moderate Fund
1.70%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A 10.059        3
 12/31/2008 10.059  6.688        3
2.60%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.999       22
 12/31/2008  9.999  6.588      137
AZL Turner Quantitative Small Cap Growth Fund
1.70%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.103        5
 12/31/2006 11.103 12.150        9
 12/31/2007 12.150 12.670        7
 12/31/2008 12.670  7.056        8
2.60%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.036      126
 12/31/2006 11.036 11.969      283
 12/31/2007 11.969 12.369      299
 12/31/2008 12.369  6.827      303


         The Allianz Rewards[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

AZL Van Kampen Comstock Fund
1.70%
 12/31/2003    N/A  9.432      100
 12/31/2004  9.432 10.860      181
 12/31/2005 10.860 11.096      183
 12/31/2006 11.096 12.630      197
 12/31/2007 12.630 12.140      357
 12/31/2008 12.140  7.616      304
2.60%
 12/31/2003    N/A  9.208      738
 12/31/2004  9.208 10.507     2346
 12/31/2005 10.507 10.639     3400
 12/31/2006 10.639 12.001     3637
 12/31/2007 12.001 11.432     4603
 12/31/2008 11.432  7.108     4089
AZL Van Kampen Equity and Income Fund
1.70%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 10.788       11
 12/31/2005 10.788 11.323       21
 12/31/2006 11.323 12.526       71
 12/31/2007 12.526 12.691      167
 12/31/2008 12.691  9.492      160
2.60%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 10.723      446
 12/31/2005 10.723 11.154      948
 12/31/2006 11.154 12.229     1203
 12/31/2007 12.229 12.279     1140
 12/31/2008 12.279  9.101     1136
AZL Van Kampen Global Franchise Fund
1.70%
 12/31/2003    N/A 12.250       13
 12/31/2004 12.250 13.512       29
 12/31/2005 13.512 14.832       63
 12/31/2006 14.832 17.683      100
 12/31/2007 17.683 19.090      113
 12/31/2008 19.090 13.407      101
2.60%
 12/31/2003    N/A 12.176      170
 12/31/2004 12.176 13.310      874
 12/31/2005 13.310 14.480     1681
 12/31/2006 14.480 17.108     2225
 12/31/2007 17.108 18.303     2183
 12/31/2008 18.303 12.739     1896
AZL Van Kampen Global Real Estate Fund
1.70%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 12.028       56
 12/31/2007 12.028 10.797       42
 12/31/2008 10.797  5.750       44

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

2.60%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 11.955      529
 12/31/2007 11.955 10.636      640
 12/31/2008 10.636  5.613      818
AZL Van Kampen Growth and Income Fund
1.70%
 12/31/2003    N/A 10.138       62
 12/31/2004 10.138 11.344      187
 12/31/2005 11.344 12.183      216
 12/31/2006 12.183 13.883      223
 12/31/2007 13.883 14.008      198
 12/31/2008 14.008  9.246      163
2.60%
 12/31/2003    N/A  9.897      506
 12/31/2004  9.897 10.975     1355
 12/31/2005 10.975 11.681     1769
 12/31/2006 11.681 13.192     1916
 12/31/2007 13.192 13.191     1850
 12/31/2008 13.191  8.629     1650
AZL Van Kampen Mid Cap Growth Fund
1.70%
 12/31/2003    N/A  8.935       37
 12/31/2004  8.935 10.649       98
 12/31/2005 10.649 12.306      150
 12/31/2006 12.306 13.213      129
 12/31/2007 13.213 15.872      217
 12/31/2008 15.872  8.033      169
2.60%
 12/31/2003    N/A  8.723      157
 12/31/2004  8.723 10.303      520
 12/31/2005 10.303 11.800     1229
 12/31/2006 11.800 12.556     1535
 12/31/2007 12.556 14.946     3489
 12/31/2008 14.946  7.497     2878
BlackRock Global Allocation V.I. Fund
1.70%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.903       19
2.60%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.856      441


         The Allianz Rewards[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

Davis VA Financial Portfolio
1.70%
 12/31/2003    N/A 12.431       11
 12/31/2004 12.431 13.482       40
 12/31/2005 13.482 14.367       47
 12/31/2006 14.367 16.739       55
 12/31/2007 16.739 15.460       45
 12/31/2008 15.460  8.152       34
2.60%
 12/31/2003    N/A 12.001      235
 12/31/2004 12.001 12.898      576
 12/31/2005 12.898 13.621      682
 12/31/2006 13.621 15.729      711
 12/31/2007 15.729 14.396      663
 12/31/2008 14.396  7.523      660
Davis VA Value Portfolio
1.70%
 12/31/2003    N/A 10.074      148
 12/31/2004 10.074 11.125      197
 12/31/2005 11.125 11.971      185
 12/31/2006 11.971 13.536      171
 12/31/2007 13.536 13.923      154
 12/31/2008 13.923  8.169      139
2.60%
 12/31/2003    N/A  9.725      479
 12/31/2004  9.725 10.643      856
 12/31/2005 10.643 11.350      786
 12/31/2006 11.350 12.719      705
 12/31/2007 12.719 12.965      640
 12/31/2008 12.965  7.538      562
Franklin Global Real Estate Securities Fund
1.70%
 12/31/2003    N/A 37.962       35
 12/31/2004 37.962 49.189       68
 12/31/2005 49.189 54.878       81
 12/31/2006 54.878 65.062       62
 12/31/2007 65.062 50.616       47
 12/31/2008 50.616 28.667       33
2.60%
 12/31/2003    N/A 33.235      161
 12/31/2004 33.235 42.676      509
 12/31/2005 42.676 47.187      750
 12/31/2006 47.187 55.444      723
 12/31/2007 55.444 42.745      572
 12/31/2008 42.745 23.991      465
Franklin Growth and Income Securities Fund
1.70%
 12/31/2003    N/A 28.767       27
 12/31/2004 28.767 31.283       57
 12/31/2005 31.283 31.838       55
 12/31/2006 31.838 36.547       59
 12/31/2007 36.547 34.596       58
 12/31/2008 34.596 22.058       49

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

2.60%
 12/31/2003    N/A 25.185      139
 12/31/2004 25.185 27.141      467
 12/31/2005 27.141 27.376      621
 12/31/2006 27.376 31.144      636
 12/31/2007 31.144 29.216      607
 12/31/2008 29.216 18.461      510
Franklin High Income Securities Fund
1.70%
 12/31/2003    N/A 20.143       77
 12/31/2004 20.143 21.758      241
 12/31/2005 21.758 22.101       52
 12/31/2006 22.101 23.764       53
 12/31/2007 23.764 23.996       50
 12/31/2008 23.996 18.075       42
2.60%
 12/31/2003    N/A 17.635      175
 12/31/2004 17.635 18.877      421
 12/31/2005 18.877 19.004      599
 12/31/2006 19.004 20.251      679
 12/31/2007 20.251 20.264      618
 12/31/2008 20.264 15.127      554
Franklin Income Securities Fund
1.70%
 12/31/2003    N/A 34.570       11
 12/31/2004 34.570 38.694       57
 12/31/2005 38.694 38.654       95
 12/31/2006 38.654 44.936      139
 12/31/2007 44.936 45.834      174
 12/31/2008 45.834 31.696      143
2.60%
 12/31/2003    N/A 30.265       23
 12/31/2004 30.265 33.571      329
 12/31/2005 33.571 33.237      702
 12/31/2006 33.237 38.293      918
 12/31/2007 38.293 38.706     1042
 12/31/2008 38.706 26.527      950
Franklin Large Cap Growth Securities Fund
1.70%
 12/31/2003    N/A 16.959       39
 12/31/2004 16.959 17.995       98
 12/31/2005 17.995 17.880       93
 12/31/2006 17.880 19.495       96
 12/31/2007 19.495 20.359       67
 12/31/2008 20.359 13.104       59
2.60%
 12/31/2003    N/A 15.828      184
 12/31/2004 15.828 16.644      717
 12/31/2005 16.644 16.389     1023
 12/31/2006 16.389 17.710      961
 12/31/2007 17.710 18.328      871
 12/31/2008 18.328 11.691      760


         The Allianz Rewards[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

Franklin Rising Dividends Securities Fund
1.70%
 12/31/2003    N/A 28.938       42
 12/31/2004 28.938 31.578       98
 12/31/2005 31.578 32.111      105
 12/31/2006 32.111 36.977       97
 12/31/2007 36.977 35.373       87
 12/31/2008 35.373 25.351       60
2.60%
 12/31/2003    N/A 25.989      278
 12/31/2004 25.989 28.105     1029
 12/31/2005 28.105 28.323     1290
 12/31/2006 28.323 32.324     1197
 12/31/2007 32.324 30.644     1051
 12/31/2008 30.644 21.765      898
Franklin Small Cap Value Securities Fund
1.70%
 12/31/2003    N/A 12.233       27
 12/31/2004 12.233 14.881       75
 12/31/2005 14.881 15.914       87
 12/31/2006 15.914 18.303       69
 12/31/2007 18.303 17.565       61
 12/31/2008 17.565 11.567       45
2.60%
 12/31/2003    N/A 11.624      155
 12/31/2004 11.624 14.014      756
 12/31/2005 14.014 14.852      922
 12/31/2006 14.852 16.929      835
 12/31/2007 16.929 16.100      701
 12/31/2008 16.100 10.507      576
Franklin Small-Mid Cap Growth Securities Fund
1.70%
 12/31/2003    N/A 18.506       38
 12/31/2004 18.506 20.280       67
 12/31/2005 20.280 20.894       69
 12/31/2006 20.894 22.328       68
 12/31/2007 22.328 24.417       64
 12/31/2008 24.417 13.804       60
2.60%
 12/31/2003    N/A 17.193      170
 12/31/2004 17.193 18.673      537
 12/31/2005 18.673 19.066      643
 12/31/2006 19.066 20.193      619
 12/31/2007 20.193 21.883      586
 12/31/2008 21.883 12.260      577
Franklin Templeton VIP Founding Funds Allocation Fund
1.70%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.232        0
 12/31/2008  9.232  5.821       41

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

2.60%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.191      562
 12/31/2008  9.191  5.743      908
Franklin U.S. Government Fund
1.70%
 12/31/2003    N/A 22.508       77
 12/31/2004 22.508 22.897      175
 12/31/2005 22.897 23.053      200
 12/31/2006 23.053 23.576      162
 12/31/2007 23.576 24.707      133
 12/31/2008 24.707 26.133      185
2.60%
 12/31/2003    N/A 19.705      291
 12/31/2004 19.705 19.865      854
 12/31/2005 19.865 19.822     1102
 12/31/2006 19.822 20.090     1185
 12/31/2007 20.090 20.865     1010
 12/31/2008 20.865 21.871     1245
Franklin Zero Coupon Fund 2010
1.70%
 12/31/2003    N/A 34.098        7
 12/31/2004 34.098 35.103       12
 12/31/2005 35.103 35.043       16
 12/31/2006 35.043 35.388       11
 12/31/2007 35.388 37.788       11
 12/31/2008 37.788 39.934       20
2.60%
 12/31/2003    N/A 29.851       38
 12/31/2004 29.851 30.455       96
 12/31/2005 30.455 30.131      185
 12/31/2006 30.131 30.157      198
 12/31/2007 30.157 31.911      213
 12/31/2008 31.911 33.421      309
Mutual Global Discovery Securities Fund
1.70%
 12/31/2003    N/A 16.384       50
 12/31/2004 16.384 19.037      114
 12/31/2005 19.037 21.705      174
 12/31/2006 21.705 26.260      225
 12/31/2007 26.260 28.874      262
 12/31/2008 28.874 20.309      216
2.60%
 12/31/2003    N/A 15.362      251
 12/31/2004 15.362 17.690      790
 12/31/2005 17.690 19.989     1269
 12/31/2006 19.989 23.968     1739
 12/31/2007 23.968 26.116     2014
 12/31/2008 26.116 18.204     1782


         The Allianz Rewards[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

Mutual Shares Securities Fund
1.70%
 12/31/2003    N/A 16.403       81
 12/31/2004 16.403 18.162      181
 12/31/2005 18.162 19.742      232
 12/31/2006 19.742 22.977      343
 12/31/2007 22.977 23.374      397
 12/31/2008 23.374 14.452      326
2.60%
 12/31/2003    N/A 15.380      497
 12/31/2004 15.380 16.877      926
 12/31/2005 16.877 18.181     1696
 12/31/2006 18.181 20.972     2355
 12/31/2007 20.972 21.141     2474
 12/31/2008 21.141 12.954     2077
OpCap Mid Cap Portfolio
1.70%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A  9.989       18
 12/31/2007  9.989 10.530       24
 12/31/2008 10.530  6.038       33
2.60%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A  9.929       84
 12/31/2007  9.929 10.372      187
 12/31/2008 10.372  5.894      343
Oppenheimer Global Securities Fund/VA
1.70%
 12/31/2003    N/A  9.634      102
 12/31/2004  9.634 11.286      172
 12/31/2005 11.286 12.684      135
 12/31/2006 12.684 14.677      117
 12/31/2007 14.677 15.340      105
 12/31/2008 15.340  9.020       93
2.60%
 12/31/2003    N/A  9.300      565
 12/31/2004  9.300 10.797     1194
 12/31/2005 10.797 12.026     1035
 12/31/2006 12.026 13.791      946
 12/31/2007 13.791 14.284      859
 12/31/2008 14.284  8.324      772
Oppenheimer High Income Fund/VA
1.70%
 12/31/2003    N/A 11.142       36
 12/31/2004 11.142 11.935       58
 12/31/2005 11.935 12.006       52
 12/31/2006 12.006 12.917       49
 12/31/2007 12.917 12.685       46
 12/31/2008 12.685  2.660       67

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

2.60%
 12/31/2003    N/A 10.756      137
 12/31/2004 10.756 11.418      243
 12/31/2005 11.418 11.384      217
 12/31/2006 11.384 12.137      199
 12/31/2007 12.137 11.812      241
 12/31/2008 11.812  2.455      835
Oppenheimer Main Street Fund/VA
1.70%
 12/31/2003    N/A  8.252      138
 12/31/2004  8.252  8.880      197
 12/31/2005  8.880  9.252      152
 12/31/2006  9.252 10.463      135
 12/31/2007 10.463 10.741      107
 12/31/2008 10.741  6.497       82
2.60%
 12/31/2003    N/A  7.966      695
 12/31/2004  7.966  8.495     1428
 12/31/2005  8.495  8.772     1192
 12/31/2006  8.772  9.832     1035
 12/31/2007  9.832 10.002      960
 12/31/2008 10.002  5.996      820
PIMCO VIT All Asset Portfolio
1.70%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 11.854      121
 12/31/2005 11.854 12.381      708
 12/31/2006 12.381 12.740     1521
 12/31/2007 12.740 13.567     1378
 12/31/2008 13.567 11.224     1225
2.60%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 11.783      561
 12/31/2005 11.783 12.196      922
 12/31/2006 12.196 12.438      789
 12/31/2007 12.438 13.126      776
 12/31/2008 13.126 10.762      908
PIMCO VIT CommodityRealReturn Strategy Portfolio
1.70%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.014       21
 12/31/2006 11.014 10.494       58
 12/31/2007 10.494 12.713       55
 12/31/2008 12.713  7.025       91
2.60%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.948      323
 12/31/2006 10.948 10.337      679
 12/31/2007 10.337 12.411      911
 12/31/2008 12.411  6.797     1263


         The Allianz Rewards[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

PIMCO VIT Emerging Markets Bond Portfolio
1.70%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.905       13
 12/31/2006 10.905 11.717       14
 12/31/2007 11.717 12.189       33
 12/31/2008 12.189 10.234       39
2.60%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.840      114
 12/31/2006 10.840 11.542      190
 12/31/2007 11.542 11.899      235
 12/31/2008 11.899  9.901      280
PIMCO VIT Global Bond Portfolio (Unhedged)
1.70%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A  9.330       25
 12/31/2006  9.330  9.600       28
 12/31/2007  9.600 10.357       67
 12/31/2008 10.357 10.096       99
2.60%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A  9.274      104
 12/31/2006  9.274  9.457      218
 12/31/2007  9.457 10.111      420
 12/31/2008 10.111  9.767      568
PIMCO VIT High Yield Portfolio
1.70%
 12/31/2003    N/A 11.179       66
 12/31/2004 11.179 12.041      146
 12/31/2005 12.041 12.327      408
 12/31/2006 12.327 13.223      440
 12/31/2007 13.223 13.456       95
 12/31/2008 13.456 10.114      153
2.60%
 12/31/2003    N/A 10.792      347
 12/31/2004 10.792 11.519      877
 12/31/2005 11.519 11.688     1131
 12/31/2006 11.688 12.425     1254
 12/31/2007 12.425 12.530     1115
 12/31/2008 12.530  9.334     1165
PIMCO VIT Real Return Portfolio
1.70%
 12/31/2003    N/A 10.495      112
 12/31/2004 10.495 11.238      315
 12/31/2005 11.238 11.281      349
 12/31/2006 11.281 11.170      345
 12/31/2007 11.170 12.153      309
 12/31/2008 12.153 11.104      327

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

2.60%
 12/31/2003    N/A 10.432      398
 12/31/2004 10.432 11.070     1502
 12/31/2005 11.070 11.013     2142
 12/31/2006 11.013 10.808     2016
 12/31/2007 10.808 11.652     1925
 12/31/2008 11.652 10.551     2068
PIMCO VIT StocksPLUS Growth and Income Portfolio
1.70%
 12/31/2003    N/A  8.263        1
 12/31/2004  8.263  9.002        2
 12/31/2005  9.002  9.159        2
 12/31/2006  9.159 10.347        2
 12/31/2007 10.347 10.869        2
 12/31/2008 10.869  6.130        1
2.60%
 12/31/2003    N/A  7.977        1
 12/31/2004  7.977  8.612        6
 12/31/2005  8.612  8.684        7
 12/31/2006  8.684  9.723        5
 12/31/2007  9.723 10.121        5
 12/31/2008 10.121  5.657        2
PIMCO VIT Total Return Portfolio
1.70%
 12/31/2003    N/A 12.566      150
 12/31/2004 12.566 12.958      430
 12/31/2005 12.958 13.053      418
 12/31/2006 13.053 13.328      421
 12/31/2007 13.328 14.250      382
 12/31/2008 14.250 14.681      301
2.60%
 12/31/2003    N/A 12.131      677
 12/31/2004 12.131 12.397     1560
 12/31/2005 12.397 12.376     2154
 12/31/2006 12.376 12.523     2233
 12/31/2007 12.523 13.269     2345
 12/31/2008 13.269 13.548     2590
Seligman Smaller-Cap Value Portfolio
1.70%
 12/31/2003    N/A 20.308       42
 12/31/2004 20.308 23.948       56
 12/31/2005 23.948 22.608       40
 12/31/2006 22.608 26.951       35
 12/31/2007 26.951 27.592       34
 12/31/2008 27.592 16.402       21
2.60%
 12/31/2003    N/A 19.604      317
 12/31/2004 19.604 22.910      592
 12/31/2005 22.910 21.436      492
 12/31/2006 21.436 25.325      410
 12/31/2007 25.325 25.694      350
 12/31/2008 25.694 15.136      291

         The Allianz Rewards[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

SP International Growth Portfolio
1.70%
 12/31/2003    N/A  5.546       22
 12/31/2004  5.546  6.331       22
 12/31/2005  6.331  7.208       19
 12/31/2006  7.208  8.516       13
 12/31/2007  8.516  9.973       12
 12/31/2008  9.973  4.855       14
2.60%
 12/31/2003    N/A  5.396      192
 12/31/2004  5.396  6.105      424
 12/31/2005  6.105  6.888      370
 12/31/2006  6.888  8.066      335
 12/31/2007  8.066  9.360      362
 12/31/2008  9.360  4.515      346
SP Strategic Partners Focused Growth Portfolio
1.70%
 12/31/2003    N/A  5.947       14
 12/31/2004  5.947  6.425       24
 12/31/2005  6.425  7.254       31
 12/31/2006  7.254  7.053       26
 12/31/2007  7.053  7.951       16
 12/31/2008  7.951  4.804       17
2.60%
 12/31/2003    N/A  5.786       78
 12/31/2004  5.786  6.195      374
 12/31/2005  6.195  6.932      439
 12/31/2006  6.932  6.679      394
 12/31/2007  6.679  7.462      333
 12/31/2008  7.462  4.468      297
Templeton Foreign Securities Fund
1.70%
 12/31/2003    N/A 17.945        6
 12/31/2004 17.945 20.911       21
 12/31/2005 20.911 22.650       27
 12/31/2006 22.650 27.045       39
 12/31/2007 27.045 30.696       49
 12/31/2008 30.696 17.992       39
2.60%
 12/31/2003    N/A 16.120        6
 12/31/2004 16.120 18.615      235
 12/31/2005 18.615 19.983      525
 12/31/2006 19.983 23.647      740
 12/31/2007 23.647 26.597      607
 12/31/2008 26.597 15.450      554


BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

Templeton Global Bond Securities Fund
1.70%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A 30.650        6
 12/31/2008 30.650 32.002       15
2.60%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A 26.004       91
 12/31/2008 26.004 26.907      188
Templeton Growth Securities Fund
1.70%
 12/31/2003    N/A 19.275       15
 12/31/2004 19.275 21.985       60
 12/31/2005 21.985 23.532       92
 12/31/2006 23.532 28.182      119
 12/31/2007 28.182 28.354      146
 12/31/2008 28.354 16.078      126
2.60%
 12/31/2003    N/A 17.652       31
 12/31/2004 17.652 19.954      438
 12/31/2005 19.954 21.167     1015
 12/31/2006 21.167 25.123     1306
 12/31/2007 25.123 25.049     1352
 12/31/2008 25.049 14.076     1175


         The Allianz Rewards[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

APPENDIX C - PB VALUE CALCULATION EXAMPLES
o You purchase a Contract with the PRIME Plus Benefit. You are the only
  Owner.
o You make an initial Purchase Payment of $100,000 (not including any bonus).
o You make an additional Purchase Payment of $10,000 in the sixth Contract
  Year and allocate the entire amount to the Investment Options. You make no other Purchase Payments.
o The MAV on the ninth Contract Anniversary is $180,000.
o You take a partial withdrawal of $20,000 (including the withdrawal charge) in the tenth Contract Year when the Contract Value (on the day of but before the partial withdrawal) is $160,000. You take no other partial withdrawals.
o The Contract Value on the tenth Contract Anniversary is $140,000.
o As of the tenth Contract Anniversary you have not yet reached your 81st birthday and the Contracts have not exceeded the limits on volatility or risk that trigger allocation and transfer restrictions under the PRIME Plus Benefit.

On the tenth Contract Anniversary, the PB Value is equal to 1 or 2:
1)The 7% AIA
  Initial Purchase Payment.......................................$100,000.00
  Increased by 7% on the first Contract Anniversary.........x           1.07
                                                                    $107,000.00
  Increased by 7% on the second Contract Anniversary........x           1.07
                                                                    $114,490.00
  Beginning on the sixth Contract Anniversary we will only apply the

  7% increase to the 7% AIA amount as of the fifth Contract Anniversary.


  On the sixth Contract Anniversary the 7% AIA is:
  The fifth Contract Anniversary 7% AIA..........................$140,255.17
  Increased by 7% on the sixth Contract Anniversary.........x           1.07
                                                                    $150,073.03
  Plus the additional Purchase Payment received in the sixth Contract
     Year.......................................................+  10,000.00
                                                                    $160,073.03
  On the seventh Contract Anniversary the 7% AIA is:
  The fifth Contract Anniversary 7% AIA..........................$140,255.17
  Increased by 7% on the sixth Contract Anniversary.........x           1.07
                                                                    $150,073.03
  Increased by 7% on the seventh Contract Anniversary.......x           1.07
                                                                    $160,578.14
  Plus the additional Purchase Payment received in the sixth Contract
     Year.......................................................+  10,000.00
                                                                    $170,578.14

  On the ninth Contract Anniversary the 7% AIA is:...............$193,845.92

  On the tenth Contract Anniversary the 7% AIA is:
  The fifth Contract Anniversary 7% AIA increased by 7% for each anniversary since,
  up to and including the tenth:.................................$196,715.14
  Plus the additional Purchase Payment received in the sixth Contract
     Year.......................................................+  10,000.00
  Reduced proportionately by the percentage of Contract Value withdrawn during the tenth Contract Year:  ($20,000 / $160,000) = 0.125 x
     $193,845.92 =..............................................-  24,230.74
                                                                    $182,484.40
         The Allianz Rewards[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

  Verifying that the 7% AIA is within the maximum limit:
     2 times Purchase Payments made in the first five Contract Years: 2 x
       $100,000 =...................................................$200,000
     Reduced proportionately by the percentage of Contract Value withdrawn:
     ($20,000 / $160,000) = 0.125 x $200,000 =.....................-  25,000
                                                                       $175,000
  Therefore the 7% AIA on the tenth Contract Anniversary will be limited to the maximum.................................................$175,000
2)The MAV
  The MAV on the ninth Contract Anniversary.........................$180,000
  Reduced proportionately by the percentage of Contract Value withdrawn:
  ($20,000 / $160,000) = 0.125 x $180,000 =........................-  22,500
                                                                       $157,500

The 7% AIA is greater than the MAV on the tenth Contract Anniversary. However, if you chose to exercise the GMIB on the tenth Contract Anniversary you may be able choose to set the PB Value equal to either the 7% or the MAV. This is because the GMIB Payments available under the 7% AIA may be less than the GMIB Payments available under the MAV depending on the Annuity Option you select, your age, and sex (where applicable) at the time of annuitization. In addition, it is possible that fixed Traditional Annuity Payments based on the $140,000 Contract Value would be more than GMIB Payments based on the MAV or the 7% AIA depending on the current interest rates available at the time of annuitization.

If instead you exercise the GPWB you can select either the 5% payment option or the 10% payment option. Under the 5% payment option the PB Value will be the 7% AIA, the PB Value could increase (step up) on every third Contract Anniversary* the maximum allowable payment will be less than what is available under the 10% payment option, but we will make payments for at least 20 years (assuming no Excess Withdrawals or step ups). Under the 10% payment option the PB Value will be the MAV, step ups are not available, we will make payments for ten years (assuming no Excess Withdrawals), but the maximum allowable payment will be more. Under the GPWB you would choose the payment option that is most appropriate for your situation.

* Step ups will continue to happen automatically until the earliest of: a) the older Owner's 91st birthday, or b) you exhaust the PB Value.


         The Allianz Rewards[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

APPENDIX D - GPWB UNDER THE PRIME PLUS BENEFIT
o On the tenth Contract Anniversary you exercise the GPWB and select the 5% payment option with annual payments.
o On the tenth Contract Anniversary the PB Value is the 7% AIA, which is $175,000, and your Contract Value (including any vested bonus) is $140,000 (see the example that appears in Appendix C).
o You elect the maximum allowable payment and your annual GPWB Payments are 5% x $175,000 = $8,750. You take no Excess Withdrawals and do not elect to stop your GPWB Payments

                                             CONTRACT VALUE PB VALUE GPWB PAYMENT
On the 10th Contract Anniversary                $140,000    $175,000    $8,750
11th Contract Anniversary                       $144,800    $166,250    $8,750
12th Contract Anniversary                       $151,900    $157,500    $8,750
13th Contract Anniversary before the step up    $160,000    $148,750    $8,750
13TH CONTRACT ANNIVERSARY AFTER THE STEP UP     $160,000    $160,000    $8,750
14th Contract Anniversary                       $151,700    $151,250    $8,750
15th Contract Anniversary                       $144,300    $142,500    $8,750
16th Contract Anniversary before the step up    $132,900    $133,750    $8,750
16TH CONTRACT ANNIVERSARY AFTER THE STEP UP     $132,900    $133,750    $8,750

o In this example the PB Value was stepped up on the 13th Contract
  Anniversary because the Contract Value (including any vested bonus) was greater than the PB Value. However, the GPWB Maximum was not stepped up because the current GPWB Maximum ($8,750) was greater than 5% of the increased PB Value (5% x $160,000 = $8,000).
o There was no step up to either the PB Value or the GPWB Payment on the 16th Contract Anniversary in this example because the Contract Value was less than the PB Value.
o If on the 16th Contract Anniversary the Contract Value (including any vested bonus) had grown to $180,000, the remaining PB Value would be stepped up to $180,000. The GPWB Maximum would also be stepped up because 5% of the increased PB Value (5% x $180,000 = $9,000) is greater than the current GPWB Maximum ($8,750), however, you would not be able to increase your GPWB Payments until the 17th Contract Anniversary because we do not automatically increase your GPWB Payments upon a step up.

EXAMPLE OF THE EFFECT OF AN EXCESS WITHDRAWAL ON GPWB PAYMENTS
o Continue the assumptions from the previous example except that you elect to receive $600 per month as your GPWB Payment. If you do not take any Excess Withdrawals you would receive $7,200 of GPWB Payments over the course of each Contract Year without incurring a withdrawal charge.
o Assume the Contract Value (including any vested bonus) on the day of (but before) the Excess Withdrawal is $150,000. The PB Value on the day of (but before) the Excess Withdrawal is $170,200.

If you take a $500 Excess Withdrawal in the 11th Contract Year after receiving the eighth monthly GPWB Payment:
The total partial withdrawals (GPWB Payments and the Excess Withdrawal) for the Contract Year = $7,200 + $500 = $7,700. Because the total partial withdrawals are less than the $8,750 GPWB Maximum, none of the withdrawals will be subject to the withdrawal charge, and the Excess Withdrawal will reduce both the PB Value and Contract Value by the amount withdrawn ($500). The PB Value after the Excess Withdrawal would be $170,200 - $500 = $169,700.

If you take a $5,000 Excess Withdrawal in the 11th Contract Year after receiving the eighth monthly GPWB Payment:
The total partial withdrawals for the Contract Year = $7,200 + $5,000 = $12,200. Because the total partial withdrawals are greater than the $8,750 GPWB Maximum, some of the withdrawals will be subject to the withdrawal charge. We determine which withdrawals are subject to the withdrawal charge as follows:
  The GPWB Maximum....................................................$8,750
  First eight GPWB Payments..........................................- 4,800
  Remaining GPWB Maximum..............................................$3,950
  Portion of the Excess Withdrawal that is subject to the withdrawal charge = $5,000 - $3,950 =.......................................$1,050


         The Allianz Rewards[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

When we compute the withdrawal charge we withdraw Purchase Payments on a "first-in-first-out" (FIFO) basis. Your initial Purchase Payment was $100,000 and the withdrawal charge period for this payment has expired. Therefore, there is no withdrawal charge on the Excess Withdrawal.

We will adjust the PB Value for the Excess Withdrawal as follows:
     The PB Value on the day of (but before) the partial
       withdrawal$170,200.00................................................
     The amount of the Excess Withdrawal that does not exceed the GPWB
       Maximum...................................................-  3,950.00
     Reduced proportionately by the remaining amount of the Excess
       Withdrawal's percentage
     of Contract Value on the day of (but before) the partial withdrawal
      = $1,050 {divide} $150,000 = 0.007 x $170,200 =.............- 1,191.40
     Remaining PB Value after the Excess Withdrawal..............$165,058.60
IN ADDITION, BECAUSE THE EXCESS WITHDRAWAL EXHAUSTS THE GPWB MAXIMUM FOR THE YEAR, THE FOUR REMAINING GPWB PAYMENTS WILL ALSO BE SUBJECT TO A WITHDRAWAL CHARGE. TO AVOID A WITHDRAWAL CHARGE YOU COULD INSTRUCT US TO STOP GPWB PAYMENTS FOR THE REMAINDER OF THE YEAR.

         The Allianz Rewards[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

APPENDIX E - DEATH BENEFIT CALCULATION EXAMPLES
o You purchase a Contract with an initial Purchase Payment of $100,000
  (not including any bonus). You are the only Owner and are age 69 or younger on the Issue Date. You make no additional Purchase Payments.
o The MAV on the ninth Contract Anniversary is $180,000.
o You take a partial withdrawal of $20,000 (this includes the withdrawal charge) in the tenth Contract Year when the Contract Value on the date of (but before the partial withdrawal) is $160,000. You take no other partial withdrawals.
o The Contract Value on the tenth Contract Anniversary is $140,000.

NOTE: We calculate the 3% AIA and MAV only for Contracts with the Enhanced GMDB. The M&E charges are higher for Contracts with the Enhanced GMDB than for Contracts with the Traditional GMDB. If the differences in these charges were reflected above, the Contract Values would be lower for Contracts with the Enhanced GMDB than for Contracts with the Traditional GMDB.

IF YOU SELECTED THE TRADITIONAL GMDB:
We calculate the death benefit on the tenth Contract Anniversary as the greater of:
1)Contract Value............................................................
  $140,000
2)The Traditional GMDB value:
  Total Purchase Payments received..................................$100,000
     Reduced proportionately by the percentage of Contract Value withdrawn: ($20,000 / $160,000) = 0.125 x $100,000 =...........- 12,500
       .............................................................$ 87,500
Therefore, the death benefit that would be payable as of the tenth Contract Anniversary is the $140,000 Contract Value.


IF YOU SELECTED THE ENHANCED GMDB:
We calculate the death benefit on the tenth Contract Anniversary as the greater of:
1)Contract Value............................................................
  $140,000.00
2)The 3% AIA:
  Initial Purchase Payment.......................................$100,000.00
     Increased by 3% on the first Contract Anniversary......x           1.03
       ..........................................................$103,000.00
     Increased by 3% on the second Contract Anniversary.....x           1.03
       ..........................................................$106,090.00
     Increased by 3% on the third Contract Anniversary......x           1.03
       ..........................................................$109,272.70
     On the ninth Contract Anniversary the 3% AIA is.............$130,477.32


       Reduced proportionately by the percentage of Contract Value withdrawn:
        ($20,000 / $160,000) = 0.125 x $130,477.32 =...........-   16,309.66
       ..........................................................$114,167.66
     Increased by 3% on the tenth Contract Anniversary......x           1.03
       ..........................................................$117,592.69


     Verifying that the 3% AIA is within the maximum limit:
       1.5 times Purchase Payments: 1.5 x $100,000 =.$150,000
       Reduced proportionately by the percentage of Contract
         Value withdrawn:
        ($20,000 / $160,000) = 0.125 x $150,000 =...-  18,750
                                                        $131,250
3)The MAV:
  The MAV on the ninth Contract Anniversary.........................$180,000
     Reduced proportionately by the percentage of Contract Value withdrawn:
      ($20,000 / $160,000) = 0.125 x $180,000 =...................-   22,500
       .............................................................$157,500
Therefore, the death benefit that would be payable as of the tenth Contract Anniversary is the $157,500 MAV.


         The Allianz Rewards[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

APPENDIX F - WITHDRAWAL CHARGE EXAMPLES
All of the following examples assume you purchase a Contract with an initial Purchase Payment of $150,000 and receive a $9,000 bonus. You make no additional Purchase Payments. The partial withdrawal privilege for each Contract Year is 10% of your total Purchase Payments (not including any bonus), less any previous withdrawals taken during the Contract Year that were not subject to a withdrawal charge. Any unused partial withdrawal privilege in one Contract Year does not carry over to the next Contract Year. This means at the beginning of each Contract Year, there would be $15,000 available under the partial withdrawal privilege.

FULL WITHDRAWAL WHEN THE CONTRACT VALUE HAS DECLINED DUE TO A LOSS IN
  YOUR SELECTED INVESTMENT OPTIONS:
o You take a full withdrawal in the third Contract Year when the Contract
  Value is $140,000 and the withdrawal charge is 8.5%. You have taken no other withdrawals from the Contract.
o There are no Purchase Payments that are beyond the withdrawal charge period and the partial withdrawal privilege does not apply upon a full withdrawal. Because this is a full withdrawal, we assess the withdrawal charge against the entire Withdrawal Charge Basis.

We calculate the withdrawal charge as follows:
  The Withdrawal Charge Basis is equal to total Purchase Payments
  (excluding any bonus) less any Purchase Payments withdrawn (excluding any bonus and any penalty-free withdrawals) = $150,000 - $0 =
  $150,000
  Multiplied by the withdrawal charge.........................x  _8.5%
       .......................................................$ 12,750
Therefore, we would withdraw $140,000 from the Contract and pay you $127,250 ($140,000 less the $12,750 withdrawal charge).

PARTIAL WITHDRAWAL UNDER THE PARTIAL WITHDRAWAL PRIVILEGE FOLLOWED BY A
  FULL WITHDRAWAL:
o You take a partial withdrawal of $9,000 in the second Contract Year. The total amount available under the partial withdrawal privilege at this time is $15,000. The $9,000 withdrawn is not subject to a withdrawal charge and will not reduce the Withdrawal Charge Basis.
o You take a full withdrawal in the third Contract Year when the Contract
  Value is $140,000 and the withdrawal charge is 8.5%. At this time, there are no Purchase Payments that are beyond the withdrawal charge period. Because this is a full withdrawal, the partial withdrawal privilege does not apply and we will assess the withdrawal charge against the entire Withdrawal Charge Basis.

We calculate the withdrawal charge for the full withdrawal as follows:
  The Withdrawal Charge Basis is equal to total Purchase Payments
  (excluding any bonus) less any Purchase Payments withdrawn (excluding any bonus and any penalty-free withdrawals) = $150,000 - $0 =
  $150,000
  Multiplied by the withdrawal charge........................x    8.5%
       .......................................................$ 12,750
Therefore, upon the full withdrawal, we would withdraw $140,000 from the Contract and pay you $127,250 ($140,000 less the $12,750 withdrawal charge). In this example, your total distributions from the Contract after deducting the withdrawal charges are $136,250.

PARTIAL WITHDRAWAL IN EXCESS OF THE PARTIAL WITHDRAWAL PRIVILEGE FOLLOWED
  BY A FULL WITHDRAWAL:
o You take a partial withdrawal of $18,000 in the second Contract Year when the withdrawal charge is 8.5%. The total amount available under the partial withdrawal privilege at this time is $15,000, so $3,000 of the withdrawal is subject to a withdrawal charge and will reduce the Withdrawal Charge Basis.

We calculate the withdrawal charge for the partial withdrawal as follows:
  The amount you will receive that is subject to a withdrawal charge$3,000........................................................
  Multiplied by the withdrawal charge...........................x 8.5%
       ........................................................$   255
Therefore, we would withdraw $18,255 from the Contract and pay you $18,000.

         The Allianz Rewards[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

o Continuing the example, assume you take a full withdrawal in the third Contract Year when the Contract Value is $140,000 and the withdrawal charge is 8.5%. At this time, there are no Purchase Payments that are beyond the withdrawal charge period. Because this is a full withdrawal, the partial withdrawal privilege does not apply and we will assess the withdrawal charge against the entire Withdrawal Charge Basis.
We calculate the withdrawal charge for the full withdrawal as follows:
  The Withdrawal Charge Basis is equal to total Purchase Payments
  (excluding any bonus) less any Purchase Payments withdrawn (excluding any bonus and any penalty-free withdrawals) = $150,000 - $3,000 =
  $147,000
  Multiplied by the withdrawal charge........................x    8.5%
       ......................................................$  12,495
Therefore, upon the full withdrawal, we would withdraw $140,000 from the Contract and pay you $127,505 ($140,000 less the $12,495 withdrawal charge). In this example, your total distributions from the Contract after deducting the withdrawal charges are $145,505.

A SERIES OF PARTIAL WITHDRAWALS UNDER THE PARTIAL WITHDRAWAL PRIVILEGE
  FOLLOWED BY A FULL WITHDRAWAL:
o You take the maximum amount available under the partial withdrawal privilege each year for five years (total distributions = $75,000). The $75,000 withdrawn is not subject to a withdrawal charge and will not reduce the Withdrawal Charge Basis.
o In the sixth Contract Year, the Contract Value is $14,000. Although the maximum available under the partial withdrawal privilege is $15,000, there is only $14,000 of Contract Value available. Assuming you withdraw the $14,000, the partial withdrawal privilege will not apply because this is a full withdrawal. At this time, there are no Purchase Payments that are beyond the withdrawal charge period. Because this is a full withdrawal, we will assess the withdrawal charge against the entire Withdrawal Charge Basis. The withdrawal charge in the sixth Contract Year is 6%.

We calculate the withdrawal charge for the full withdrawal as follows:
  The Withdrawal Charge Basis is equal to total Purchase Payments
  (excluding any bonus) less any Purchase Payments withdrawn (excluding any bonus and any penalty-free withdrawals) = $150,000 - $0 =
  $150,000
  Multiplied by the withdrawal charge.......................x       6%
       .....................................................$    9,000
Therefore, upon the full withdrawal, we would withdraw $14,000 from the Contract and pay you $5,000 ($14,000 less the $9,000 withdrawal charge). In this example, your total distributions from the Contract after deducting the withdrawal charges are $80,000.

Alternatively, the largest available partial withdrawal at this time is $4,000, as this amount would reduce the Contract Value to the minimum required Contract Value of $10,000. If instead of a full withdrawal, you take a partial withdrawal of $4,000, it will not be subject to a withdrawal charge. After four additional years, the initial Purchase Payment will be beyond its withdrawal charge period and you could then withdraw all remaining Contract Value without incurring a withdrawal charge.


         The Allianz Rewards[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

FOR SERVICE OR MORE INFORMATION
In order to help you understand how your Contract Values vary over time and under different sets of assumptions, we will provide you with certain personalized illustrations upon request and free of charge. You can request illustrations by contacting your registered representative. Illustrations demonstrate how your Contract Value, cash surrender value, death benefits, and (if applicable) the PB Value under the GMIB and/or GPWB change based on the investment experience of the Investment Options or the hypothetical rate of return. The illustrations are hypothetical and may not be used to project or predict investment results.

You can review and copy information about us, the Separate Account, the prospectus and the SAI at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the Public Reference Room by calling (202) 551-8090.

The SEC also maintains a website (http://www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC's website. If you do not have access to the website you can get copies of information from the website upon payment of a duplication fee by writing to:
  PUBLIC REFERENCE SECTION OF THE COMMISSION
  100 F Street, NE
  Washington, DC 20549

You can contact us at:
  ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
  5701 Golden Hills Drive
  Minneapolis, MN 55416
  (800) 624-0197


If you need service (such as changes in Contract information, inquiry into Contract Values, to request a withdrawal, etc.), please contact our Service
Center:
  ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
  P.O. Box 561
  Minneapolis, MN 55440-0561
  (800) 624-0197


If you are sending an application and/or a check to purchase a new Contract, you should send the materials to the Service Center address listed on your application.


         The Allianz Rewards[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

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         The Allianz Rewards[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

                                      SAI

                      STATEMENT OF ADDITIONAL INFORMATION
                              ALLIANZ REWARDS[TM]
                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                       VARIABLE DEFERRED ANNUITY CONTRACT
                                   ISSUED BY
    ALLIANZ LIFE(R) VARIABLE ACCOUNT B (THE SEPARATE ACCOUNT)
                                      AND
                ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                          (ALLIANZ LIFE, WE, US, OUR)

                                 APRIL 27, 2009

This is not a prospectus. This Statement of Additional Information (SAI) should be read in conjunction with the prospectus for the Contract, which is dated the same date as this SAI. Definitions of capitalized terms can be found in the glossary in the prospectus. The prospectus is incorporated in this SAI by reference.

The prospectus for the Contract concisely sets forth information that a prospective investor ought to know before investing. For a copy of the Contract's prospectus, call or write us at:
                ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                            5701 Golden Hills Drive
                             Minneapolis, MN 55416
                                 (800) 624-0197

                               TABLE OF CONTENTS
                ALLIANZ LIFE........................................2
                EXPERTS.............................................2
                LEGAL OPINIONS......................................2
                DISTRIBUTOR.........................................2
                REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE...3
                FEDERAL TAX STATUS..................................3
                  General...........................................3
                  Diversification...................................4
                  Owner Control.....................................4
                  Contracts Owned by Non-Individuals................5
                  Income Tax Withholding............................5
                  Required Distributions............................5
                  Qualified Contracts...............................5
                ANNUITY PROVISIONS..................................6
                  Annuity Units/Calculating Variable Annuity Payments7
                MORTALITY AND EXPENSE RISK GUARANTEE................7
                INFORMATION ON MAY 2003 CONTRACTS...................7
                INFORMATION ON CONTRACTS THAT WERE OFFERED BEFORE APRIL 29,
                  200515.............................................
                INFORMATION ON ORIGINAL AND SEPTEMBER 2002 CONTRACTS16
                FINANCIAL STATEMENTS...............................18
                APPENDIX - CONDENSED FINANCIAL INFORMATION.........19

                                                                     REWSAI-0409

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                                       2

ALLIANZ LIFE
Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. We are a subsidiary of Allianz of America, Inc.
(AZOA), a financial holding company. AZOA is a subsidiary of Allianz SE, a provider of integrated financial services. Allianz SE is headquartered in Munich, Germany, and has sales outlets throughout the world. We offer fixed and variable annuities, individual and group life insurance, and long-term care insurance.

Allianz Life does not have a separate custodian for the assets owned through the Separate Account. Most mutual fund shares are not in certificated form, and as such, Allianz Life in effect acts as self custodian for the non-certificated shares we own through the Separate Account.

EXPERTS
The financial statements of Allianz Life Variable Account B as of and for the year or period ended December 31, 2008 (including the statements of changes in net assets for each of the years or periods in the two year period then ended and the financial highlights for each of the periods presented) and the consolidated financial statements and supplemental schedules of Allianz Life Insurance Company of North America as of December 31, 2008 and 2007 and for each of the years in the three-year period ended December 31, 2008, included in this SAI in reliance upon the report of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit report covering the December 31, 2008 financial statements and supplemental schedules of Allianz Life Insurance Company of North America refers to an adoption of Statement of Financial Accounting Standards No. 157, Fair Value Measurements, effective January 1, 2008. The principal business address of KPMG LLP is 4200 Wells Fargo Center, Minneapolis, MN.

LEGAL OPINIONS
Stewart D. Gregg, Senior Securities Counsel of Allianz Life, has provided legal advice on certain matters in connection with the issuance of the Contracts.

DISTRIBUTOR
Allianz Life Financial Services, LLC (Allianz Life Financial (previously USAllianz Investor Services, LLC)), a wholly owned subsidiary of Allianz Life Insurance Company of North America, acts as the distributor. Allianz Life Financial does not sell the Contracts on a retail basis. Rather, Allianz Life Financial enters into selling agreements with other third-party broker/dealers registered under the Securities Exchange Act of 1934 (selling firms) for the sale of the Contracts. The Contracts are offered to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

We pay commissions for sales of the Contracts. Allianz Life Financial passes through most of the commissions it receives to selling firms for their sales. Allianz Life Financial received sales compensation with respect to the Contracts issued under Allianz Life Variable Account B in the following amounts during the last three calendar years:

CALENDAR YEAR      AGGREGATE AMOUNT OF        AGGREGATE AMOUNT OF COMMISSIONS RETAINED BY ALLIANZ LIFE FINANCIAL AFTER PAYMENTS TO
                   COMMISSIONS PAID TO                                           SELLING FIRMS
                 ALLIANZ LIFE FINANCIAL
    2006                    $207,968,987.55                                            $0
    2007                    $218,444,880.80                                            $0
    2008                    $198,319,091.42                                            $0

We may fund Allianz Life Financial's operating and other expenses including: overhead; legal and accounting fees; registered representative training; deferred compensation and insurance benefits for registered representatives; compensation for the Allianz Life Financial management team; and other expenses associated with the Contracts. We also pay for Allianz Life Financial's operating and other expenses, including overhead, legal and accounting fees.

As described above, Allianz Life Financial sells its Contracts primarily through "wholesaling," in which Allianz Life Financial sells contracts through a large group of mostly non-affiliated broker/dealer firms. Currently, Allianz Life Financial has agreements with approximately 1,112 retail broker/dealers to sell its Contracts. All of the broker/dealer firms except one are non-affiliated. As described in the prospectus, Allianz Life Financial may pay marketing support payments to certain of these firms for providing marketing support services in the sale of the Contracts. Currently, Allianz Life Financial makes marketing support payments to approximately 47 firms. These payments vary in amount. In 2008,

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                                       3

the five firms receiving the largest payments, ranging from $522,495 to $2,345,992, are listed below. Marketing support payments may also be made to managers of Investment Options or their affiliates for providing Investment Option information and marketing support.

     FIRM NAME
----------------------------------
 1   LPL Financial Network
 2   AIG Advisor Group
 3   National Planning Holdings
 4   H D Vest Investment Services
 5   Wachovia Securities

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE
We may reduce or eliminate the amount of the withdrawal charge on the Contracts when Contract sales are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. We will determine the entitlement to a reduction of the withdrawal charge after examination of the following factors:
o the size of the group;
o the total amount of Purchase Payments expected to be received from the group;
o the nature of the group for which the Contracts are purchased, and the persistency expected in that group (for example, the expectation that the Owners will continue to hold the Contracts for a certain period of time);
o the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and
o any other circumstances which we believe to be relevant to determining whether reduced sales or administrative expenses may be expected.

None of these reductions are contractually guaranteed. We may eliminate the withdrawal charge when the Contracts are issued to an officer, director or employee of Allianz Life or any of its affiliates. We may reduce or eliminate the withdrawal charge when the Contract is sold by a registered representative appointed with Allianz Life to any members of his or her immediate family and the commission is waived. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

FEDERAL TAX STATUS
NOTE: The following description is based upon our understanding of current federal income tax law applicable to annuities in general. We cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. We do not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

GENERAL
Section 72 of the Internal Revenue Code of 1986, as amended (the Code) governs taxation of annuities in general. An Owner is generally not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as Annuity Payments. For a lump sum payment received as a full withdrawal (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract (your investment). For Non-Qualified Contracts, this cost basis is generally the Purchase Payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. A partial withdrawal results in tax on any gain in the Contract (for example, the difference, if any, between the Contract Value immediately before the withdrawal, unreduced by any charges, and the Contract's cash basis). Lump sum withdrawals, whether partial or full, may also be subject to a federal penalty tax equal to 10% of the taxable amount.

For Annuity Payments, the portion of each payment included in income equals the excess of the payment over the exclusion amount. The exclusion amount for Annuity Payments based on a variable Annuity Option is determined by dividing the investment in the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid (which is determined by Treasury Regulations). The exclusion amount for Annuity Payments based on a fixed Annuity Option is determined by multiplying the Annuity Payment by the ratio that

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                                       4

the investment in the Contract (adjusted for any period certain or refund guarantee) bears to the expected return under the Contract. Annuity Payments received after the investment in the Contract has been recovered (for example, when the total of the excludable amounts equal the investment in the Contract) are fully taxable. The taxable portion of an Annuity Payment is taxed at ordinary income tax rates. Partial Annuitizations are taxed as partial withdrawals, not as Annuity Payments, until the entire Contract Value has been applied to Annuity Payments. For certain types of Qualified Contracts there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

We are taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from us, and its operations form a part of Allianz Life.

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity Owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

DIVERSIFICATION
Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department (Treasury Department). Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract before the receipt of Annuity Payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts, such as the Contract, meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-
5) which established diversification requirements for the Investment Options underlying variable contracts such as the Contract. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these regulations, an Investment Option will be deemed adequately diversified if:
o no more than 55% of the value of the total assets of the Investment
  Option is represented by any one investment;
o no more than 70% of the value of the total assets of the Investment
  Option is represented by any two investments;
o no more than 80% of the value of the total assets of the Investment
  Option is represented by any three investments; and
o no more than 90% of the value of the total assets of the Investment
  Option is represented by any four investments.

The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

We intend that all Investment Options underlying the Contracts will be managed by the investment advisers in such a manner as to comply with these diversification requirements.

OWNER CONTROL
The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account, supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of our Contracts, such as the flexibility of an Owner to allocate Purchase Payments and transfer amounts among the investment divisions of the Separate Account, have not been explicitly addressed in published rulings. While we believe that the Contracts do not

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                                       5

give Owners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent an Owner from being treated as the owner of the Separate Account assets supporting the Contract.

CONTRACTS OWNED BY NON-INDIVIDUALS
Under Section 72(u) of the Code, the investment earnings on Purchase Payments for the Contracts will be taxed currently to the Owner if the Owner is a non-individual, for example, a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for an individual or to Contracts held by qualified retirement plans. Purchasers should consult a tax adviser before purchasing a Contract to be owned by a non-individual.

INCOME TAX WITHHOLDING
All distributions or the portion thereof which is included in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Certain distributions from retirement plans qualified under Section 401 of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or Individual Retirement Annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:
o a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated Beneficiary, or for a specified period of ten years or more; or
o distributions which are required minimum distributions; or
o the portion of the distributions not included in gross income (for example, returns of after-tax contributions); or
o hardship withdrawals.

Participants should consult a tax adviser regarding withholding requirements.

REQUIRED DISTRIBUTIONS
In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner. Specifically, with regard to this Contract,
Section 72(s) requires that:
o if any Owner dies on or after the Income Date, but before the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and
o if any Owner dies before the Income Date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death.

These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner. If the Owner is a non-individual, then the death or change of an Annuitant is treated as the death of the Owner.

Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

QUALIFIED CONTRACTS
The Contract is designed to be suitable for use under various types of qualified plans. Because of the minimum Purchase Payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Contract varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Contract may be subject to the terms

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                                       6

and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. We are not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless we specifically consent to be bound. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

General descriptions of the types of qualified plans with which the Contracts may be used can be found in the prospectus. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding qualified plans are very complex and will have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice before purchasing a Contract issued under a qualified plan.

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by us in connection with qualified plans may utilize annuity tables that do not differentiate on the basis of sex. These annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Qualified plans include special provisions restricting Contract provisions that may otherwise be available and described in this SAI. Generally, Contracts issued pursuant to qualified plans are not transferable except upon withdrawal or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to withdrawals from Qualified Contracts.

Many withdrawals from Qualified Contracts can be rolled over to an IRA or another qualified retirement plan. If you receive a withdrawal from a Qualified Contract that could be rolled over and you do not elect to make a direct rollover of that amount to an IRA or qualified plan, by law 20% of the taxable amount must be withheld by us for taxes. In situations where this mandatory tax withholding does not apply, other tax amounts may be withheld unless you elect out of the withholding. You may request more detailed information about income tax withholding at the time of a withdrawal. For more information see prospectus section 8, Taxes - Distributions - Qualified Contracts.

PENSION AND PROFIT-SHARING PLANS. Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to participants may vary, depending upon the particular plan design. However, the Code places limitations and restrictions on all plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and withdrawals. Participant loans are not allowed under the Contracts purchased in connection with these plans. For more information see prospectus section 8, Taxes - Qualified Contracts.

Purchasers of Contracts for use with pension or profit-sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment. We may choose not to allow pension or profit-sharing plans to purchase this Contract.

ANNUITY PROVISIONS
We base Traditional Annuity Payments upon the following:
o Whether you request fixed payments, variable payments, or a combination of both fixed and variable Traditional Annuity Payments.
o The Contract Value on the Income Date.
o The Annuity Option you select.
o The age of the Annuitant and any joint Annuitant.
o The sex of the Annuitant and any joint Annuitant where allowed.

We guarantee fixed Traditional Annuity Payments as to dollar amount and the amount does not vary with the investment experience of an Investment Option. If you request fixed Traditional Annuity Payments, the amount of Contract Value that you apply to fixed Traditional Annuity Payments will be placed in our general account and it will not participate in the investment experience of the Investment Options.

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                                       7

Variable payments are not predetermined as to dollar amount and will vary in amount with the investment experience of the Investment Option(s) you select. We use Annuity Units to determine the amount of any variable Traditional Annuity Payments you elect to receive.

ANNUITY UNITS/CALCULATING VARIABLE ANNUITY PAYMENTS
The first variable Traditional Annuity Payment is equal to the amount of adjusted Contract Value you are applying to variable Traditional Annuity Payments on the Income Date, divided first by $1,000 and then multiplied by the appropriate variable annuity payout factor for each $1,000 of value for the Annuity Option you selected.

We will then purchase a fixed number of Annuity Units on the Income Date for each subaccount of the Investment Options you select. We do this by dividing the amount of the first Traditional Annuity Payment among the subaccounts for your selected Investment Options according to your most recent allocation instructions. We then divide the amount in each subaccount by the Annuity Unit value for each subaccount on the Income Date.

We determine the Annuity Unit value on each Business Day as follows:
o multiply the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the current Business Day; and
o divide by the assumed net investment factor for the current Business
  Day.

The assumed net investment factor for the current Business Day is one plus the annual AIR adjusted to reflect the number of calendar days that have elapsed since the immediately preceding Business Day. We will allow an AIR of 5% based on your selection and applicable law.

Thereafter, the number of Annuity Units in each subaccount generally remains unchanged unless you make a transfer. However, the number of Annuity Units will change if Annuity Option 3 is in effect, one Annuitant dies, and the Owner requests Traditional Annuity Payments at 75% or 50% of the previous payment amount. All calculations will appropriately reflect the payment frequency you selected.

The Traditional Annuity Payment on each subsequent payment date is equal to the sum of the Traditional Annuity Payments for each subaccount. We determine the Traditional Annuity Payment for each subaccount by multiplying the number of Annuity Units allocated to the subaccount by the Annuity Unit value for that subaccount on the payment date.

MORTALITY AND EXPENSE RISK GUARANTEE
Allianz Life guarantees that the dollar amount of each Variable Annuity Payment after the first Annuity Payment will not be affected by variations in mortality and expense experience.

INFORMATION ON MAY 2003 CONTRACTS
The May 2003 Contracts were replaced by the currently offered Contracts beginning in May 2006. The May 2003 Contracts are no longer offered for sale, but Owners of these Contracts can still make additional Purchase Payments. Therefore, we are including information on these Contracts in this SAI. The primary difference between May 2003 Contracts and the currently offered Contracts is that the May 2003 Contracts offered the optional Traditional PRIME Benefit and the optional Enhanced PRIME Benefit.

THE PRIME BENEFITS

The PRIME Benefits include a Guaranteed Minimum Income Benefit (GMIB) and a Guaranteed Partial Withdrawal Benefit and carry an additional M&E charge. The PRIME Benefits were available for selection at Contract issue. AFTER THE ISSUE DATE, NEITHER THE TRADITIONAL PRIME BENEFIT NOR THE ENHANCED PRIME BENEFIT CAN BE ADDED TO, CHANGED, OR REMOVED FROM A CONTRACT. IF YOUR CONTRACT INCLUDES A PRIME BENEFIT AND YOU DO NOT EXERCISE EITHER THE GMIB OR GPWB, YOU WILL HAVE INCURRED HIGHER CONTRACT EXPENSES WITHOUT RECEIVING ANY ADVANTAGE FROM THE PRIME BENEFIT.

PLEASE REFER TO THE APPLICABLE ENDORSEMENTS AND/OR RIDERS TO YOUR CONTRACT FOR THE SPECIFIC TERMS AND CONDITIONS OF THE GMIB AND GPWB.

We designed the PRIME Benefits to give you options on how to turn your accumulated retirement assets into a stream of retirement income. The GMIBs provide a guaranteed minimum fixed income in the form of Annuity Payments (GMIB Payments). Depending on the Annuity Option you select, the GMIB can provide guaranteed lifetime income, but if the Annuitant(s) die shortly after the Income Date, the Payee may receive less than your investment in the Contract. The GPWBs provide a guaranteed minimum amount of income in the form of annual partial withdrawals (GPWB Payments).

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However, GPWB Payments are not guaranteed for life and you could outlive your payment stream. You must wait ten complete Contract Years before you can exercise a GMIB or GPWB, and they can only be exercised within 30 days after a Contract Anniversary. Bonus amounts do not become part of the PB Value that is based on Contract Value until they are vested. You will not receive the benefit of the bonus on the parts of the PB Value that are based on Purchase Payments. THE PRIME BENEFITS DO NOT CREATE CONTRACT VALUE OR GUARANTEE THE PERFORMANCE OF ANY INVESTMENT OPTION.

Benefit payments under the PRIME Benefits are based on the PB Value. Under Traditional PRIME Benefit the PB Value is total Purchase Payments adjusted for partial withdrawals and Partial Annuitizations. Under the Enhanced PRIME Benefit the PB Value is either the MAV, 3% AIA, or 7% AIA. THE PB VALUE UNDER THE ENHANCED PRIME BENEFIT WILL NEVER BE LESS THAN THE PB VALUE UNDER THE TRADITIONAL PRIME BENEFIT, BUT THEY MAY BE EQUAL. YOU CAN ONLY ACCESS THE PB VALUE BY EXERCISING THE GMIB OR GPWB.

CANCELING THE PRIME BENEFITS

ONCE YOU EXERCISE A PRIME BENEFIT, YOU CANNOT CANCEL IT. However, you can terminate the GPWB by electing to stop GPWB Payments and instead do one of the following.
o Take an Excess Withdrawal of the entire Contract Value, including any vested bonus, less any withdrawal charge and any deduction we make to reimburse ourselves for premium tax (available at anytime).
o Request Traditional Annuity Payments under a Full Annuitization based on the entire Contract Value, including any vested bonus, less any deduction we make to reimburse ourselves for premium tax (available at anytime).
o Request GMIB Payments under a Full Annuitization based on the entire remaining PB Value (only available within 30 days following a Contract Anniversary and before we make the next GPWB Payment).

If you take an Excess Withdrawal of the entire Contract Value, the Contract will terminate and you may receive less money than you would have received under the GPWB. If you request fixed Traditional Annuity Payments or GMIB Payments, the GPWB will terminate and we will no longer assess the Separate Account annual expense on that portion of the Contract. If you request variable Traditional Annuity Payments, the GPWB will terminate and we will reduce the Separate Account annual expense to 1.70% on that portion of the Contract.

Although you can elect to terminate the GPWB, you cannot elect to terminate the GMIB. If you do elect to stop GPWB Payments:
o the GPWB will terminate,
o the Accumulation Phase of the Contract will end,
o the GMDB will terminate, and
o if you request Annuity Payments, that portion of the Contract will terminate as indicated in prospectus section 3, The Annuity Phase.

PB VALUE UNDER THE TRADITIONAL PRIME BENEFIT

The PB Value before the date of any Owner's death or exercise of the GPWB is equal to:
o total Purchase Payments received (not including any bonus),
o reduced proportionately by the percentage of Contract Value (including any vested bonus) applied to a traditional Partial Annuitization or withdrawn (including any withdrawal charge) for each traditional annuitization or withdrawal taken, and
o if you took a GMIB Partial Annuitization, reduced by the dollar amount applied to the GMIB Payments.

ANY TRADITIONAL PARTIAL ANNUITIZATIONS OR WITHDRAWALS YOU TAKE MAY REDUCE THE PB VALUE BY MORE THAN THE AMOUNT ANNUITIZED OR WITHDRAWN. If the Contract Value at the time of annuitization or withdrawal is less than the PB Value, we will deduct more than the amount annuitized or withdrawn from the PB Value.

IF YOU EXERCISE THE GPWB, THE PB VALUE WILL STOP INCREASING ON THE DATE YOU BEGIN RECEIVING GPWB PAYMENTS AND IT WILL DECREASE:
o on a dollar for dollar basis with each GPWB Payment we make; and
o proportionately by the percentage of any Contract Value (including any vested bonus) taken as an Excess Withdrawal (including any withdrawal charge) for each Excess Withdrawal taken.

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                                       9

PB VALUE UNDER THE ENHANCED PRIME BENEFIT

The PB Value before the date of any Owner's death or exercise of the GPWB is equal to either:
o the AIA; or
o the MAV.

We calculate the AIA two ways. We increase your total Purchase Payments (not including any bonus) adjusted for partial withdrawals on each Contract Anniversary by: a) 3%, and b) 7%*.

* Not available in the state of Washington.

If the MAV is greater than both the 3% AIA and the 7% AIA, the PB Value is equal to the MAV. If the 3% AIA is greater than the MAV, you can decide whether to set the PB Value equal to the 3% AIA or the 7% AIA. If only the 7% AIA is greater than the MAV, you can decide whether to set the PB Value equal to the 7% AIA or the MAV.

THE 7% AIA MAY BE MORE LIMITED THAN THE 3% AIA OR THE MAV BECAUSE:
o the 7% AIA is subject to a maximum of two times Purchase Payments (not including any bonus) received in the first five Contract Years;
o under the GMIB, the guaranteed fixed payout rates for the 7% AIA are lower and there are fewer available Annuity Options; and
o under the GPWB, you can only receive GPWB Payments of up to 5% of the PB Value each year.

If you take a GMIB Partial Annuitization, the AIA and MAV will decrease, but will continue to be calculated. If you take a GMIB Full Annuitization or exercise the GPWB, we will establish a PB Value and the AIA and MAV will cease to exist. After you exercise the GPWB, only the PB Value will remain and continue to be calculated.

CALCULATING THE AIAS

For each AIA that was effective on the Issue Date, the AIA on the Issue Date is equal to the initial Purchase Payment (not including any bonus) received on the Issue Date. For any AIA that was effective after the Issue Date, the AIA on the endorsement effective date is equal to the Contract Value (including any vested bonus) on the endorsement effective date.

ON EACH BUSINESS DAY OTHER THAN A CONTRACT ANNIVERSARY, each AIA is equal to:
o its value on the immediately preceding Business Day,
o plus any additional Purchase Payments (not including any bonus) received that day,
o reduced proportionately by the percentage of Contract Value (including any vested bonus) applied to a traditional Partial Annuitization or withdrawn that day (including any withdrawal charge), and
o if you took a GMIB Partial Annuitization that day based on the:
  - 3% AIA, we will reduce the 3% AIA by the dollar amount applied to GMIB Payments and we will reduce the 7% AIA proportionately by the percentage of the 3% AIA applied to GMIB Payments.
  - 7% AIA, we will reduce the 7% AIA by the dollar amount applied to GMIB Payments and we will reduce the 3% AIA proportionately by the percentage of the 7% AIA applied to GMIB Payments.
  - MAV, we will reduce both the 3% AIA and the 7% AIA proportionately by the percentage of the MAV applied to GMIB Payments.

ON EACH CONTRACT ANNIVERSARY BEFORE THE OLDER OWNER'S 81ST BIRTHDAY,* each AIA is equal to its value on the immediately preceding Business Day increased by 3% for Contracts with the 3% AIA, and increased by 7% for Contracts with the 7% AIA. We then process any transactions received on that Contract Anniversary (such as additional Purchase Payments, withdrawals, and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.

BEGINNING WITH THE CONTRACT ANNIVERSARY THAT OCCURS ON OR AFTER THE OLDER OWNER'S 81ST BIRTHDAY,* we calculate each AIA in the same way that we do on each Business Day other than a Contract Anniversary.

* If the Contract is owned by a non-individual (for example, a qualified plan or trust), we will use the Annuitant's age.

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                                       10

WE LIMIT THE 3% AIA TO A MAXIMUM OF:
o 1.5 times total Purchase Payments received (not including any bonus),
o reduced proportionately by the percentage of Contract Value (including any vested bonus) applied to each traditional Partial Annuitization or withdrawal (including any withdrawal charge) for each traditional annuitization or withdrawal taken, and
o reduced proportionately by the percentage of GMIB value applied to each GMIB Partial Annuitization.

WE LIMIT THE 7% AIA TO A MAXIMUM OF:
o 2 times the total Purchase Payments (not including any bonus) received in the first five Contract Years,
o reduced proportionately by the percentage of Contract Value (including any vested bonus) applied to each traditional Partial Annuitization or withdrawal (including any withdrawal charge) for each traditional annuitization or withdrawal taken, and
o reduced proportionately by the percentage of GMIB value applied to each GMIB Partial Annuitization.

CALCULATING THE MAV

The MAV on the Issue Date is equal to your initial Purchase Payment (not including any bonus) received on the Issue Date.

ON EACH BUSINESS DAY OTHER THAN A CONTRACT ANNIVERSARY, the MAV is equal to:
o its value on the immediately preceding Business Day,
o plus any additional Purchase Payments (not including any bonus) received that day,
o reduced proportionately by the percentage of Contract Value (including any vested bonus) applied to a traditional Partial Annuitization or withdrawn that day (including any withdrawal charge), and
o if you take a GMIB Partial Annuitization that day based on the:
  - MAV, we will reduce the MAV by the dollar amount applied to GMIB Payments, and
  - 3% AIA or the 7% AIA, we will reduce the MAV proportionately by the percentage of the 3% AIA or 7% AIA applied to GMIB Payments.

ON EACH CONTRACT ANNIVERSARY BEFORE THE OLDER OWNER'S 81ST BIRTHDAY,* the MAV is equal to the greater of its value on the immediately preceding Business Day, or the Contract Value (including any vested bonus) that occurs on that Contract Anniversary before we process any transactions. We then process any transactions we received on that Contract Anniversary (such as additional Purchase Payments, withdrawals, and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.

BEGINNING WITH THE CONTRACT ANNIVERSARY THAT OCCURS ON OR AFTER THE OLDER OWNER'S 81ST BIRTHDAY,* we calculate the MAV in the same way that we do on each Business Day other than a Contract Anniversary.

* If the Contract is owned by a non-individual (for example, a qualified plan or trust), we will use the Annuitant's age.

ANY TRADITIONAL PARTIAL ANNUITIZATIONS OR WITHDRAWALS YOU TAKE MAY REDUCE THE AIAS OR THE MAV BY MORE THAN THE AMOUNT ANNUITIZED OR WITHDRAWN. If the Contract Value at the time of annuitization or withdrawal is less than the AIA (or MAV as appropriate), we will deduct more than the amount annuitized or withdrawn from the AIA (or MAV).

IF YOU EXERCISE THE GPWB, THE PB VALUE WILL STOP INCREASING ON THE DATE YOU BEGIN RECEIVING GPWB PAYMENTS AND IT WILL DECREASE:
o on a dollar for dollar basis with each GPWB Payment we make; and
o proportionately by the percentage of any Contract Value (including any vested bonus) taken as an Excess Withdrawal (including any withdrawal charge) for each withdrawal taken.

USING THE PRIME BENEFITS

The GPWB guarantees a minimum amount of income in the form of partial withdrawals (GPWB Payments) during the Accumulation Phase. The GMIB guarantees a minimum amount of fixed income in the form of Annuity Payments (GMIB Payments) during the Annuity Phase. Depending on the Annuity Option you select, the GMIB can provide guaranteed lifetime income, but if the Annuitant(s) die shortly after the Income Date, the Payee may receive less than your investment in the Contract.

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                                       11

You must hold your Contract for ten complete Contract Years before you can exercise the GPWB or GMIB and you can only exercise the GPWB or GMIB within 30 days following a Contract Anniversary. You cannot exercise the GPWB or GMIB before the expiration of the ten-year waiting period.

IF YOU EXERCISE THE GPWB:
o You can no longer make additional Purchase Payments to the Contract.
o Partial Annuitizations are no longer available.
o The additional M&E charge for the PRIME Benefit will continue until both the GPWB and GMIB terminate.
o If you have the Enhanced GMDB, the additional M&E charge for the GMDB will continue as long as the Enhanced GMDB value is greater than zero.
o The partial withdrawal privilege will no longer be available to you, however, you can still take GPWB Payments and Excess Withdrawals up to the annual GPWB Maximum without a withdrawal charge. Excess Withdrawals (including a full withdrawal of the Contract Value) are available while you are receiving GPWB Payments, however, amounts withdrawn in excess of the annual GPWB Maximum (including GPWB Payments) are subject to a withdrawal charge as set out in prospectus section 7, Expenses - Withdrawal Charge.
o The systematic withdrawal and minimum distribution programs will no longer be available to you and if you are participating in these programs, your participation will stop.
o The Contract Value will continue to fluctuate as a result of market performance, and it will decrease on a dollar for dollar basis with each GPWB Payment and any Excess Withdrawals.
o The GMDB value will no longer increase, each GPWB Payment will reduce the GMDB value on a dollar for dollar basis and any Excess Withdrawals will reduce the GMDB value proportionately by the percentage of Contract Value withdrawn.
o The PB Value will no longer increase, each GPWB Payment will reduce the PB Value on a dollar for dollar basis and any Excess Withdrawals will reduce the PB Value proportionately by the percentage of Contract Value withdrawn.
o Excess Withdrawals will not affect the GPWB Payment amount or frequency, but they may decrease the time over which you will receive GPWB Payments.
IF YOU EXERCISE A GMIB UNDER A FULL ANNUITIZATION:
o The Accumulation Phase will end and the Annuity Phase will begin.
o The portion of the Contract that you apply to the GMIB will no longer be subject to the Separate Account annual expense, but any portion of the Contract that has been applied to variable Traditional Annuity Payments will continue to be subject to a 1.70% Separate Account annual expense.
o If you have not exercised the GPWB, it will no longer be available to you, and you will no longer be able to make additional Purchase Payments to the Contract.
o If you exercised the GPWB, GPWB Payments will stop and the GPWB will terminate.
o The GMDB will terminate.

IF YOU EXERCISE A GMIB UNDER A PARTIAL ANNUITIZATION*:
o The Annuity Phase will begin and the Accumulation Phase will continue.
o The portion of the Contract that you apply to the GMIB will no longer be subject to the Separate Account annual expense, but any portion of the Contract that is in the Accumulation Phase or that has been applied to variable Traditional Annuity Payments will continue to be subject to the appropriate Separate Account annual expense.
o If any portion of the Contract is still in the Accumulation Phase, you may be able to make additional Purchase Payments to the Contract, but you cannot make additional Purchase Payments to any portion of the Contract that is in the Annuity Phase.
o The GPWB will continue to be available to you.
o The Partial Annuitization will reduce the Contract Value and GMDB value proportionately by the percentage of PB Value you apply to the GMIB.
o GMIB Payments will not affect the Contract Value available under the portion of the Contract that is in the Accumulation Phase.

* Not available after you exercise the GPWB, or if the PB Value is less than the Contract Value.

In addition, if you exercise the GPWB after taking a GMIB Partial Annuitization, all payments (GMIB Payments and GPWB Payments) will be treated as withdrawals and not annuity payments for tax purposes. However, once the entire

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                                       12

Contract Value has been applied to Annuity Payments, we intend to treat all Annuity Payments we make after that as annuity payments (and not withdrawals) for tax purposes.

Under the PRIME Benefits the Owner controls:
o when to exercise a benefit,
o which benefit(s) to exercise, and
o the amount of the GPWB Payment (subject to the GPWB Maximum) and Excess Withdrawals from the portion of the Contract that is in the Accumulation Phase.

GPWB PAYMENTS

In order to begin receiving GPWB Payments, you must submit a GPWB Payment election form to our Service Center after the expiration of the ten-year waiting period and within 30 days following a Contract Anniversary. GPWB Payments will not begin until your request has been received at our Service Center and determined to be in good order.

If you exercise the GPWB, we will make GPWB Payments based on the percentage of the initial PB Value you select, subject to the maximum allowable payment (the GPWB Maximum). If you exercise the GPWB you can elect to receive up to:
o 10% of the PB Value under the Traditional PRIME Benefit,
o 10% of the PB Value under the Enhanced PRIME Benefit if the 3% AIA or MAV applies, or
o 5% of the PB Value under the Enhanced PRIME Benefit if the 7% AIA applies.

ONCE YOU CHOOSE THE PERCENTAGE OF GPWB VALUE YOU WANT TO RECEIVE YOU CANNOT CHANGE IT. Therefore, under a Qualified Contract that is subject to a minimum distribution requirement, once you select your GPWB Payment percentage you will not be able to adjust your GPWB Payment to meet your required minimum distribution needs.

Although GPWB Payments are partial withdrawals, they are not subject to the withdrawal charge. However, withdrawal charges will apply to any Excess Withdrawals you take in the first ten years after you exercise the GPWB. In addition, if you take an Excess Withdrawal, the amount withdrawn will reduce
o the Contract Value,
o the PB Value (which determines the amount available for future GPWB Payments and/or future GMIB Payments), and
o the GMDB value.

Excess Withdrawals will not affect the GPWB Payment amount or frequency, but they may decrease the time over which you will receive GPWB Payments. If you take no Excess Withdrawals while the GPWB is in effect, we would pay the PB value to you:
o within ten years under the Traditional PRIME Benefit if you take the maximum allowable payment each year.
o within ten years if you elect the 10% payment option under the Enhanced PRIME Benefit and take the maximum allowable payment each year.
o within 20 years if you elect the 5% payment option under the Enhanced
  PRIME Benefit and take the maximum allowable payment each year (assuming no step ups).

We will deduct each GPWB Payment proportionately from the Investment Choices. We will continue to allocate the Contract Value among the Investment Choices according to your instructions while the GPWB is in effect. You can also continue to make transfers between the Investment Options (subject to certain restrictions) while the GPWB is in effect.

You can continue to receive GPWB Payments until the PB Value is exhausted or the GPWB terminates, even if you have no remaining Contract Value. If there is Contract Value remaining after you exhaust the PB Value, you can elect to either:
o receive a lump sum payment of the entire remaining Contract Value
  (including any vested bonus and less any withdrawal charges and any deduction we make for premium taxes), the Accumulation Phase of the Contract will end, and the Contract will terminate; or
o request Traditional Annuity Payments under a Full Annuitization based on the entire remaining Contract Value (including any vested bonus and less any deduction we make for premium taxes).

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                                       13

We will send you notice at least 30 days before the last GPWB Payment date to ask for your instructions. If we do not receive any instructions from you by the date we make the last GPWB Payment, we will pay you the entire remaining Contract Value (less any withdrawal charges and any deductions we make for premium tax) in a lump sum, the Accumulation Phase of the Contract will end, and the Contract will terminate.*

* If you took a Partial Annuitization, those portions of the Contract will continue and we will continue to make Annuity Payments as provided for in the selected Annuity Option.

TAXATION OF GPWB PAYMENTS

GPWB Payments are withdrawals and will be treated as such for tax purposes. This means that for Non-Qualified Contracts, Contract gains from the entire Contract are considered to be distributed first and are subject to ordinary income tax. Purchase Payments are distributed after gains have been paid out and are generally considered to be a return of your investment and are not subject to income tax. For Qualified Contracts, the entire GPWB Payment will most likely be subject to ordinary income tax. In addition, GPWB Payments may be subject to premium taxes and, if any Owner is younger than age 59 1/2, may also be subject to a 10% federal penalty tax. GPWB Payments are not subject to a withdrawal charge.

TERMINATION OF THE GPWB

THE GPWB WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.
o The Business Day you take an Excess Withdrawal of the entire Contract
  Value.
o The Business Day that the PB Value and Contract Value are both zero.
o The Business Day before the Income Date that you take a Full
  Annuitization.
o Contract termination.
o The death of any Owner (unless the deceased Owner's spouse continues the Contract as the new Owner).

GMIB PAYMENTS

The annuity income protection provided by the GMIB will apply only under the following circumstances.
o Your Income Date must be within 30 days following a Contract Anniversary beginning with tenth Contract Anniversary.
o GMIB Payments can only be made as fixed payments, regardless of the Annuity Option* you select.
o Annuity Option 6* is only available if the PB Value is the MAV.
o If the PB Value is the 7% AIA, your available Annuity Options* are restricted to Annuity Option 2 or 4.
o We will base all GMIB Payments on an interest rate of 1% per year if the PB Value is the MAV and you select Annuity Option 6, or if the PB value is the 7% AIA.

* For more information see prospectus section 3, The Annuity Phase - Annuity Options.

In order to begin receiving monthly GMIB Payments, you must submit an income option election form to our Service Center after the expiration of the ten-year waiting period and within 30 days following a Contract Anniversary. GMIB Payments will begin after your request has been received at our Service Center and is determined to be in good order. We will make GMIB Payments to you beginning on the 30th day after your Contract Anniversary. If the scheduled GMIB Payment date does not fall on a Business Day, we will make payment to you on the next Business Day.

Under the GMIB you can take either a Full Annuitization, or before you exercise the GPWB, or you can take Partial Annuitization(s) if the PB Value is greater than the Contract Value. Any GMIB Partial Annuitization will reduce the Contract Value and GMDB value proportionately by the percentage of PB Value you apply to the GMIB. If you take a Partial Annuitization you cannot:
o transfer any amounts you allocated to GMIB Payments back to any portion of the Contract that is in the Accumulation Phase;
o transfer amounts from one Annuity Payment stream to another; or
o allocate additional PB Value (or Contract Value) to an existing stream of Annuity Payments.

If you purchased this Contract under a qualified plan that is subject to minimum distribution requirement and you do not exercise the GMIB on or before the date required minimum distribution payments must begin under the qualified plan, the Owner or Beneficiary may not be able to exercise the GMIB due to the restrictions imposed by the minimum distribution requirements.

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                                       14

AMOUNT USED TO CALCULATE GMIB PAYMENTS

The GMIB guarantees that the GMIB Payments will be equal to the guaranteed fixed payout rates applied to the PB Value. There may be situations where the PB Value is greater than the Contract Value, but the GMIB Payments are less than fixed Traditional Annuity Payments based on the Contract Value. This may occur because the guaranteed fixed payout rates available with the GMIB may be less than the current fixed payout rates that are otherwise available under Traditional Annuity Payments. We will base your Annuity Payments on whichever amount (PB Value or Contract Value) produces the greatest payment. However, if we use the Contract Value and the current fixed payout rates to calculate Traditional Annuity Payments, you will have incurred higher Contract expenses without receiving any explicit benefit from the GMIB.

While the 7% AIA may be larger than the 3% AIA and/or MAV, it may produce a lower GMIB Payment because under the 7% AIA you have fewer available Annuity Options and guaranteed fixed payout rates are lower.

If the GMIB Payment available under the 7% AIA would always be less than the GMIB Payment available under the 3% AIA or MAV, we will base GMIB Payments on the amount that produces the largest payment. However, it is possible that the GMIB Payments under the 7% AIA may be more or less than the GMIB Payments available under the 3% AIA and/or MAV depending on the Annuity Option you select. In these instances we will allow you to select the amount we use to calculate GMIB Payments and the Annuity Option that you feel is most appropriate.

TAXATION OF GMIB PAYMENTS

If you take a GMIB Partial Annuitization, GMIB Payments will be treated as withdrawals and not annuity payments for tax purposes. This means that for tax purposes, any Contract earnings in the entire Contract will be considered to be distributed before Purchase Payments and may be subject to ordinary income tax and a 10% federal penalty tax. For Non-Qualified Contracts, gains are generally subject to ordinary income tax and Purchase Payments are not. For Qualified Contracts, the entire GMIB Payment under a Partial Annuitization will most likely be subject to ordinary income taxes. For more information on Partial Annuitizations, please see prospectus section 3, The Annuity Phase - Partial Annuitization.

If you take a Full Annuitization under the GMIB, GMIB Payments should be treated as annuity payments for tax purposes. If you take a GMIB Partial Annuitization, GMIB Payments should be treated as annuity payments (and not withdrawals) for tax purposes ONLY after the Income Date on which you have applied the entire remaining Contract Value to Annuity Payments under the GMIB and/or Traditional Annuity Payments, that is, the Income Date after the Contract has been fully annuitized. For Non-Qualified Contracts that have been fully annuitized, a portion of each payment may be treated as gains that are subject to tax as ordinary income, and the remaining portion of the payment will be considered to be a return of your investment and will not be subject to income tax. Once we have paid out all of your Purchase Payments, however, the full amount of each GMIB Payment will be subject to tax as ordinary income. For Qualified Contracts, the entire GMIB Payment will most likely be subject to tax as ordinary income. Once you apply the entire Contract Value to Annuity Payments, GMIB Payments will generally not be subject to the 10% federal penalty tax.

TERMINATION OF THE GMIB

IF YOU HAVE NOT EXERCISED THE GMIB, IT WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.
o The Business Day that the PB Value and Contract Value are both zero.
o The Business Day before the Income Date you take a Full Annuitization and request Traditional Annuity Payments.
o Contract termination.
o The death of any Owner (unless the deceased Owner's spouse continues the Contract as the new Owner).

IF YOU EXERCISE THE GMIB, EACH PORTION OF THE CONTRACT THAT YOU APPLY TO GMIB PAYMENTS WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.
o Under Annuity Options 1 and 3, the death of the last surviving
  Annuitant.
o Under Annuity Options 2 and 4, the death of the last surviving Annuitant and expiration of the guaranteed period.*
o Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.
o Under Annuity Option 6, the expiration of the specified period certain.
o Contract termination.

* If we make a lump sum payment of the remaining guaranteed GMIB Payments at the death of the last surviving Annuitant, this portion of the Contract will terminate upon payment of the lump sum.

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SEPARATE ACCOUNT ANNUAL EXPENSES FOR MAY 2003 CONTRACTS

The Separate Account annual expenses for May 2003 Contracts without a PRIME Benefit during the Accumulation Phase are the same as the expenses for the currently offered Base Contracts. The Separate Account annual expenses for May 2003 Contracts with Enhanced PRIME Benefit during the Accumulation Phase are the same as the current charges for the currently offered Contracts with the PRIME Plus Benefit.

The Separate Account annual expenses for May 2003 Contracts with Traditional PRIME Benefit during the Accumulation Phase are as follows:
SEPARATE ACCOUNT ANNUAL EXPENSES[(1)]

(as a percentage of average daily assets invested in a subaccount on an annual basis)

                  MAY 2003 CONTRACTS WITH THE TRADITIONAL PRIME BENEFIT
                      M&E CHARGES         ADMIN.CHARGE        TOTAL
 TRADITIONAL GMDB        1.75%               0.15%            1.90%
 ENHANCED GMDB           2.00%               0.15%            2.15%

(1)Some or all of the guaranteed benefits may not be available in all states; check with your registered representative.

The Separate Account annual expenses for May 2003 Contracts during the Annuity Phase are the same as the charges for currently offered Contracts.

For more information on the expenses and charges of currently offered Contracts please see the Fee Tables in the prospectus.

INFORMATION ON CONTRACTS THAT WERE OFFERED BEFORE APRIL 29, 2005
Before April 29, 2005, we offered Contracts that allowed the Owner to take money out of the Contract (take a liquidation) during the Annuity Phase if the Owner elects to have us make variable Annuity Payments under Annuity Options 2, or 4. These liquidations were subject to an additional charge. These Contracts are no longer offered for sale.

LIQUIDATIONS UNDER ANNUITY OPTION 2 (LIFE ANNUITY WITH MONTHLY PAYMENTS OVER 10, 15 OR 20 YEARS GUARANTEED). During the lifetime of the Annuitant, and while the number of variable Traditional Annuity Payments made is less than the guaranteed number of payments elected, you may request a partial withdrawal (partial liquidation) of up to 75% of the total liquidation value, less any previously liquidated amounts. The total liquidation value is equal to the present value of the remaining guaranteed variable Traditional Annuity Payments, to the end of the guaranteed period, using the selected AIR as the interest rate for the present value calculation, less a commutation fee, or as set forth in your Contract. The minimum amount that you can liquidate is $500, or the remaining portion of the total liquidation value available (whichever is less). We will subtract a commutation fee from the amount liquidated before we pay you the proceeds. We will process partial liquidations within seven days after your written request is received in good order at our Service Center. After a partial liquidation, we will reduce the subsequent monthly variable Traditional Annuity Payments during the remaining guaranteed period by the percentage of liquidation value withdrawn, including the commutation fee. After we have made the guaranteed number of variable Traditional Annuity Payments, we will restore the number of Annuity Units used in calculating the monthly variable Traditional Annuity Payments to their original values as if no liquidations had taken place.

LIQUIDATIONS UNDER ANNUITY OPTION 4 (JOINT AND LAST SURVIVOR ANNUITY WITH MONTHLY PAYMENTS OVER 10, 15 OR 20 YEARS GUARANTEED). While either the Annuitant or joint Annuitant is alive and the number of variable Traditional Annuity Payments we have made is less than the guaranteed number of payments elected, you may request a partial withdrawal (partial liquidation) of up to 75% of the total liquidation value, less any previously liquidated amounts. The total liquidation value is equal to the present value of the remaining guaranteed variable Traditional Annuity Payments, to the end of the guaranteed period, using the selected AIR as the interest rate for the present value calculation, less a commutation fee, or as set forth in your Contract. The minimum amount that you can liquidate is $500, or the remaining portion of the total liquidation value available (whichever is less). We will subtract a commutation fee from the amount liquidated before we pay you the proceeds. We will process partial liquidations within seven days after your written request is received in good order at our Service Center. After a partial liquidation, we will reduce the subsequent monthly variable Traditional Annuity Payments during the remaining guaranteed period by the percentage of liquidation value withdrawn, including the commutation fee. After we have made the guaranteed number of variable Traditional Annuity

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                                       16

Payments, we will restore the number of Annuity Units used in calculating the monthly variable Traditional Annuity Payments to their original values as if no liquidations had taken place.

COMMUTATION FEE/WITHDRAWAL CHARGE FOR LIQUIDATIONS UNDER ANNUITY OPTIONS 2, OR
4. If you request variable Traditional Annuity Payments under Annuity Options 2, or 4 and take a liquidation, we may assess a commutation fee. The commutation fee as a percentage of the amount liquidated is equal to:

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|NUMBER OF COMPLETE YEARS SINCE INCOME DATE|CHARGE|
---------------------------------------------------
|                    0                     |  7%  |
---------------------------------------------------
|                    1                     |  6%  |
---------------------------------------------------
|                    2                     |  5%  |
---------------------------------------------------
|                    3                     |  4%  |
---------------------------------------------------
|                    4                     |  3%  |
---------------------------------------------------
|                    5                     |  2%  |
---------------------------------------------------
|             6 years or more              |  1%  |
---------------------------------------------------

We assess the commutation fee to cover distribution expense and lost revenue, as well as internal costs incurred in conjunction with the liquidation. The commutation fee may not apply or may be revised in some states.

INFORMATION ON ORIGINAL AND SEPTEMBER 2002 CONTRACTS
Original Contracts were first offered in May 2000, and September 2002 Contracts were first offered at that time. Both Contracts were replaced by the May 2003 Contracts. Original and September 2002 Contracts are no longer offered for sale, but Owners of these Contracts can still make additional Purchase Payments. Therefore, we are including information on these Contracts in this SAI.

Original Contracts had a minimum mortality and expense risk (M&E) charge of 1.50%, a maximum potential M&E charge of 2.40%, and allowed Owners to add, after the Issue Date, the optional Traditional PRIME Benefit or Enhanced PRIME Benefit that were available on May 2003 Contracts.

September 2002 Contracts had a minimum M&E charge of 1.50%, a maximum potential M&E charge of 2.15%, offered an optional Enhanced GMIB, and did not include the GPWBs.

The Enhanced GMIB value on September 2002 Contracts is equal to the greater of:
o the Annual Increase Amount (AIA) before the older Owner's 81st birthday, adjusted for subsequent partial withdrawals and subsequent Purchase Payments; or
o the Maximum Anniversary Value (MAV) before the older Owner's 81st birthday, adjusted for subsequent partial withdrawals and subsequent Purchase Payments.

For September 2002 Contracts, the 5% AIA on each Business Day other than a Contract Anniversary is calculated in the same way as it is under the Enhanced PRIME Benefit for May 2003 Contracts. Then, on each Contract Anniversary before the older Owner's 81st birthday it is equal to its value on the immediately preceding Business Day increased by 5%. We then process any transactions we received on that Contract Anniversary (such as additional Purchase Payments withdrawals, and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary. We limit the AIA under the Enhanced GMIB for September 2002 Contracts to a maximum of two times the total Purchase Payments received (not including any bonus), reduced proportionately by the percentage of GMIB value applied to each GMIB Partial Annuitization, and reduced proportionately by the percentage of any Contract Value withdrawn (including any withdrawal charge) and/or annuitized for each withdrawal taken or traditional Partial Annuitization taken. The MAV for September 2002 Contracts is calculated in the same manner as the MAV for May 2003 Contracts. For more information, please see the discussion earlier in this SAI.

    The Allianz Rewards[(R)] Variable Annuity Contract SAI -  April 27, 2009

The Traditional GMDB available under both of these older Contracts is the same as what is available under the Contracts we currently offer. The Enhanced GMDB value on Original Contracts is equal to the greater of:
o total Purchase Payments received (not including any bonus), reduced proportionately by the percentage of the Contract Value withdrawn (including any withdrawal charge) and/or annuitized for each withdrawal taken or traditional Partial Annuitization taken, and reduced proportionately by the percentage of GMIB value applied to each GMIB Partial Annuitization; or
o the MAV before the older Owner's 81st birthday, adjusted for subsequent partial withdrawals and subsequent Purchase Payments (not including any bonus).

The Enhanced GMDB on September 2002 Contracts is the same as what is available under the Contracts we currently offer. However, the AIA under the Enhanced GMDB on September 2002 Contracts is calculated in the same manner as it is for September 2002 Contracts with the Enhanced GMIB, but there is no limit on the AIA under the Enhanced GMDB for September 2002 Contracts. The MAV under the Enhanced GMDB on Original and September 2002 Contracts is calculated in the same manner as it is for currently offered Contracts. For more details on the death benefits see prospectus section 11, Death Benefit.

Original and September 2002 Contracts did not include the Dollar Cost Averaging Fixed Option. If you purchased one of these older Contracts before June 16, 2000 you can elect to receive variable Traditional Annuity Payments under Annuity Option 6. Under these variable Traditional Annuity Payments you can also take partial liquidations at least once each Contract Year of up to 100% of the liquidation value in the Contract. We do not assess a commutation fee on the amount liquidated. We will process these liquidations within seven days after your written request is received in good order at the Service Center. After a partial liquidation, we will reduce the subsequent monthly variable Traditional Annuity Payments during the remaining guarantee period by the percentage of the liquidation value you withdraw.

Original and September 2002 Contracts also provided a waiver of withdrawal charge that permits you to take money out of the Contract under certain circumstances without incurring a withdrawal charge:
o if after the third Contract Year, any Owners become confined to a nursing home or hospital for 90 consecutive days; or
o if after the first Contract Year, any Owners become terminally ill, which is defined as life expectancy of 12 months or less (a full withdrawal of the Contract will be required).

The waiver will not apply if any of the above conditions existed on your Issue Date. If the Contract is owned by a non-individual, we will base this benefit on the Annuitant.

Also, after the first Contract Year, if any Owner becomes unemployed for at least 90 consecutive days, you can take up to 50% of your Contract Value out of the Contract without incurring a withdrawal charge. This benefit is available only once during the life of the Contract. You may not use both this benefit and the partial withdrawal privilege in the same Contract Year. When the Contract is owned by a qualified plan, this waiver does not apply.

These waivers vary from state to state and may not be available in all states. Check with your registered representative for details on the waivers available in your state.

    The Allianz Rewards[(R)] Variable Annuity Contract SAI -  April 27, 2009

The charges for older Contracts differ from the charges of the currently offered Contracts as follows:
SEPARATE ACCOUNT ANNUAL EXPENSES DURING THE ACCUMULATION PHASE

(as a percentage of average daily assets invested in a subaccount on an annual basis)

FOR SEPTEMBER 2002 CONTRACTS: *

                 CHARGES FOR A CONTRACT WITHOUT THE GMIB CHARGES FOR A CONTRACT WITH THE ENHANCED GMIB
                  M&E CHARGES    ADMIN. CHARGE    TOTAL    M&E CHARGES      ADMIN. CHARGE      TOTAL
Traditional GMDB     1.50%           0.15%        1.65%       1.80%             0.15%          1.95%
Enhanced GMDB        1.80%           0.15%        1.95%       2.00%             0.15%          2.15%

FOR ORIGINAL CONTRACTS: *

                     CHARGES FOR A CONTRACT        CHARGES FOR A CONTRACT WITH     CHARGES FOR A CONTRACT WITH
                     WITHOUT A PRIME BENEFIT      THE TRADITIONAL PRIME BENEFIT    THE ENHANCED PRIME BENEFIT
                 M&E CHARGES ADMIN. CHARGE TOTAL M&E CHARGES ADMIN. CHARGE TOTAL M&E CHARGES ADMIN. CHARGE TOTAL
Traditional GMDB    1.50%        0.15%     1.65%    1.70%        0.15%     1.85%    2.20%        0.15%     2.35%
Enhanced GMDB       1.70%        0.15%     1.85%    1.90%        0.15%     2.05%    2.40%        0.15%     2.55%

During the Annuity Phase, if you request variable Annuity Payments, the Separate Account annual expenses for these older Contracts is equal on an annual basis to 1.65%. This expense is equal to the lowest charge because we do not pay a death benefit separate from the benefits provided by the Annuity Option if the Annuitant dies during the Annuity Phase.

* Some or all of the guaranteed benefits may not have been available in all states.

FINANCIAL STATEMENTS
The audited consolidated financial statements of Allianz Life as of and for the year ended December 31, 2008 included herein should be considered only as bearing upon the ability of Allianz Life to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year ended December 31, 2008 are also included herein.

    The Allianz Rewards[(R)] Variable Annuity Contract SAI -  April 27, 2009

APPENDIX - CONDENSED FINANCIAL INFORMATION
The consolidated financial statements of Allianz Life Insurance Company of North America and the financial statements of Allianz Life Variable Account B are found in this SAI.

Accumulation Unit value (AUV) information corresponding to the highest and lowest combination of charges for Contracts we currently offer is found in Appendix B to the prospectus. AUV information listing the additional combinations of charges for the Contracts we currently offer and for older Rewards Contracts that we no longer offer is found below.

This information should be read in conjunction with the financial statements and related notes of the Separate Account included in this SAI.

KEY TO BENEFIT OPTION*                                                                                                   SEPARATE
                                                                                                                          ACCOUNT
                                                                                                                          ANNUAL
                                                                                                                       EXPENSES[(1)]
RWDE  Allianz Rewards - Original Contract with the Enhanced GMDB and no PRIME Benefit                                      1.85%
1
RWDE  Allianz Rewards - September 2002 Contract with the Enhanced GMDB and no GMIB                                         1.95%
2
RWDE  Allianz Rewards - September 2002  Contract with the Enhanced GMDB and Enhanced GMIB                                  2.15%
3
RWDE  Allianz Rewards - May 2003 Contract with the Enhanced GMDB and no GMIB, and the currently offered Base Contract      2.00%
4                                       with the Enhanced GMDB
RWDE  Allianz Rewards - May 2003 Contract with the Enhanced GMDB and Traditional PRIME Benefit                             2.15%
5
RWDE  Allianz Rewards - Original Contract with the Enhanced GMDB and Traditional PRIME Benefit                             2.05%
7
RWDE  Allianz Rewards - Original Contract with the Enhanced GMDB and Enhanced PRIME Benefit                                2.55%
8
RWDT  Allianz Rewards - Original Contract with the Traditional GMDB and no PRIME Benefit,                                  1.65%
1                                       and September 2002 Contract with the Traditional GMDB and no GMIB
RWDT  Allianz Rewards - September 2002 Contract with the Traditional GMDB and Enhanced GMIB                                1.95%
2
RWDT  Allianz Rewards - May 2003 Contract with the Enhanced GMDB and Traditional PRIME Benefit                             1.90%
5
RWDT  Allianz Rewards - May 2003 Contract with the Traditional GMDB and Enhanced PRIME Benefit, and currently offered      2.40%
6                                       Contract with the Traditional GMDB and the PRIME Plus Benefit
RWDT  Allianz Rewards - Original Contract with the Traditional GMDB and Traditional PRIME Benefit                          1.85%
7
RWDT  Allianz Rewards - Original Contract with the Traditional GMDB and Enhanced PRIME Benefit                             2.35%
8

(1)The Separate Account annual expenses for a May 2003 Contract with the Traditional GMDB and no PRIME Benefit (1.70%) and a May 2003 Contract with the Enhanced GMDB and Enhanced PRIME Benefit (2.60%) are the same as the expenses for the currently offered Contract, therefore the AUV information is included in the prospectus.

    The Allianz Rewards[(R)] Variable Annuity Contract SAI -  April 27, 2009

(Number of Accumulation Units in thousands)

                                      Number of
                             AUV      Accumulation
         Period              at       Units
         or     AUV at       End      Outstanding
Benefit  Year   Beginning    of       at End of
Option * Ended  of Period    Period   Period
----------------------------------------------
Investment Option
----------------------------------------------

AZL AIM International Equity Fund
RWDE 1  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A      8.059       18
   12/31/2003     8.059     10.059       18
   12/31/2004    10.059     12.059       40
   12/31/2005    12.059     13.776       56
   12/31/2006    13.776     17.181       56
   12/31/2007    17.181     19.330       68
   12/31/2008    19.330     11.099       46
RWDE 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A      8.054        0
   12/31/2003     8.054     10.042        3
   12/31/2004    10.042     12.027        4
   12/31/2005    12.027     13.725        7
   12/31/2006    13.725     17.101       10
   12/31/2007    17.101     19.221       11
   12/31/2008    19.221     11.025        9
RWDE 3  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A      8.043       19
   12/31/2003     8.043     10.009      115
   12/31/2004    10.009     11.962      155
   12/31/2005    11.962     13.625      180
   12/31/2006    13.625     16.942      229
   12/31/2007    16.942     19.004      255
   12/31/2008    19.004     10.879      222
RWDE 4  2.00%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     10.034        5
   12/31/2004    10.034     12.011       31
   12/31/2005    12.011     13.700       43
   12/31/2006    13.700     17.061      104
   12/31/2007    17.061     19.167      111
   12/31/2008    19.167     10.988       47
RWDE 5  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     10.009        2
   12/31/2004    10.009     11.962       11
   12/31/2005    11.962     13.625       12
   12/31/2006    13.625     16.942       17
   12/31/2007    16.942     19.004       11
   12/31/2008    19.004     10.879       10
RWDE 7  2.05%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     10.025        0
   12/31/2004    10.025     11.995        0
   12/31/2005    11.995     13.675        0
   12/31/2006    13.675     17.021        4
   12/31/2007    17.021     19.112        3
   12/31/2008    19.112     10.952        0
RWDE 8  2.55%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      9.942        0
   12/31/2004     9.942     11.835        0
   12/31/2005    11.835     13.426        4
   12/31/2006    13.426     16.629       13
   12/31/2007    16.629     18.578       13
   12/31/2008    18.578     10.592       12
RWDT 1  1.65%         0
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A      8.070       73
   12/31/2003     8.070     10.093       40
   12/31/2004    10.093     12.124       43
   12/31/2005    12.124     13.877       41
   12/31/2006    13.877     17.342       71
   12/31/2007    17.342     19.551       80
   12/31/2008    19.551     11.248       49
RWDT 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A      8.054        8
   12/31/2003     8.054     10.042       75
   12/31/2004    10.042     12.027      108
   12/31/2005    12.027     13.725      110
   12/31/2006    13.725     17.101      112
   12/31/2007    17.101     19.221      145
   12/31/2008    19.221     11.025      106
RWDT 5  1.90%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     10.051        3
   12/31/2004    10.051     12.043       10
   12/31/2005    12.043     13.750       23
   12/31/2006    13.750     17.141       40
   12/31/2007    17.141     19.276       39
   12/31/2008    19.276     11.062       32

    The Allianz Rewards[(R)] Variable Annuity Contract SAI -  April 27, 2009

                                       21
RWDT 6  2.40%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      9.967       39
   12/31/2004     9.967     11.883      268
   12/31/2005    11.883     13.500      602
   12/31/2006    13.500     16.745     1032
   12/31/2007    16.745     18.736     1382
   12/31/2008    18.736     10.699     1085
RWDT 7  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     10.059        0
   12/31/2004    10.059     12.059        0
   12/31/2005    12.059     13.776        0
   12/31/2006    13.776     17.181        0
   12/31/2007    17.181     19.330        0
   12/31/2008    19.330     11.099        1
RWDT 8  2.35%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      9.975        0
   12/31/2004     9.975     11.899        0
   12/31/2005    11.899     13.525        5
   12/31/2006    13.525     16.785        2
   12/31/2007    16.785     18.790        7
   12/31/2008    18.790     10.735        7
AZL BlackRock Capital Appreciation Fund
RWDE 1  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     11.931       11
   12/31/2006    11.931     11.897        4
   12/31/2007    11.897     12.953        9
   12/31/2008    12.953      8.091       13
RWDE 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     11.923        0
   12/31/2006    11.923     11.877        0
   12/31/2007    11.877     12.918        1
   12/31/2008    12.918      8.061       10
RWDE 3  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     11.907       33
   12/31/2006    11.907     11.838       52
   12/31/2007    11.838     12.850       48
   12/31/2008    12.850      8.002       86
RWDE 4  2.00%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     11.919        3
   12/31/2006    11.919     11.867        5
   12/31/2007    11.867     12.901        7
   12/31/2008    12.901      8.046        9
RWDE 5  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     11.907        2
   12/31/2006    11.907     11.838        3
   12/31/2007    11.838     12.850        5
   12/31/2008    12.850      8.002        6
RWDE 7  2.05%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     11.915       11
   12/31/2006    11.915     11.857        2
   12/31/2007    11.857     12.884        2
   12/31/2008    12.884      8.031        2
RWDE 8  2.55%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     11.875        1
   12/31/2006    11.875     11.759        1
   12/31/2007    11.759     12.713        1
   12/31/2008    12.713      7.885        1

    The Allianz Rewards[(R)] Variable Annuity Contract SAI -  April 27, 2009

RWDT 1  1.65%         0
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     11.947       25
   12/31/2006    11.947     11.937       16
   12/31/2007    11.937     13.023       22
   12/31/2008    13.023      8.150       26
RWDT 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     11.923        7
   12/31/2006    11.923     11.877       24
   12/31/2007    11.877     12.918       31
   12/31/2008    12.918      8.061       42
RWDT 5  1.90%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     11.927       17
   12/31/2006    11.927     11.887       21
   12/31/2007    11.887     12.936       18
   12/31/2008    12.936      8.076       16
RWDT 6  2.40%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     11.887      228
   12/31/2006    11.887     11.788      422
   12/31/2007    11.788     12.764      545
   12/31/2008    12.764      7.929      463
RWDT 7  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     11.931        3
   12/31/2006    11.931     11.897        3
   12/31/2007    11.897     12.953        3
   12/31/2008    12.953      8.091        3
RWDT 8  2.35%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     11.891        5
   12/31/2006    11.891     11.798       10
   12/31/2007    11.798     12.781        5
   12/31/2008    12.781      7.943        5
AZL BlackRock Growth Fund
RWDE 1  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A      7.526        9
   12/31/2003     7.526     10.083       38
   12/31/2004    10.083     10.697       24
   12/31/2005    10.697     11.663       18
   12/31/2006    11.663     11.530       27
   12/31/2007    11.530     13.017       38
   12/31/2008    13.017      5.022       69
RWDE 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A      7.521        5
   12/31/2003     7.521     10.067       24
   12/31/2004    10.067     10.669       22
   12/31/2005    10.669     11.620       16
   12/31/2006    11.620     11.476        7
   12/31/2007    11.476     12.944       13
   12/31/2008    12.944      4.988       28
RWDE 3  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A      7.511       33
   12/31/2003     7.511     10.033      183
   12/31/2004    10.033     10.612      175
   12/31/2005    10.612     11.535      228
   12/31/2006    11.535     11.369      226
   12/31/2007    11.369     12.798      278
   12/31/2008    12.798      4.922      716
RWDE 4  2.00%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     10.058        7
   12/31/2004    10.058     10.655       21
   12/31/2005    10.655     11.599       24
   12/31/2006    11.599     11.449       70
   12/31/2007    11.449     12.907      154
   12/31/2008    12.907      4.972      167

    The Allianz Rewards[(R)] Variable Annuity Contract SAI -  April 27, 2009

RWDE 5  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     10.033        0
   12/31/2004    10.033     10.612        0
   12/31/2005    10.612     11.535        1
   12/31/2006    11.535     11.369        2
   12/31/2007    11.369     12.798        3
   12/31/2008    12.798      4.922       12
RWDE 7  2.05%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     10.050        0
   12/31/2004    10.050     10.640        0
   12/31/2005    10.640     11.578        0
   12/31/2006    11.578     11.423        0
   12/31/2007    11.423     12.870        0
   12/31/2008    12.870      4.955        1
RWDE 8  2.55%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      9.966        1
   12/31/2004     9.966     10.499        3
   12/31/2005    10.499     11.367        3
   12/31/2006    11.367     11.159        5
   12/31/2007    11.159     12.510        3
   12/31/2008    12.510      4.792        4
RWDT 1  1.65%         0
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A      7.536       14
   12/31/2003     7.536     10.117       47
   12/31/2004    10.117     10.755       37
   12/31/2005    10.755     11.749       99
   12/31/2006    11.749     11.638      105
   12/31/2007    11.638     13.166       98
   12/31/2008    13.166      5.089      213
RWDT 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A      7.521        6
   12/31/2003     7.521     10.067       51
   12/31/2004    10.067     10.669       53
   12/31/2005    10.669     11.620       59
   12/31/2006    11.620     11.476       72
   12/31/2007    11.476     12.944      108
   12/31/2008    12.944      4.988      226
RWDT 5  1.90%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     10.075        6
   12/31/2004    10.075     10.683       16
   12/31/2005    10.683     11.642       21
   12/31/2006    11.642     11.503       14
   12/31/2007    11.503     12.980       29
   12/31/2008    12.980      5.005       77
RWDT 6  2.40%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      9.991       98
   12/31/2004     9.991     10.541      272
   12/31/2005    10.541     11.430      440
   12/31/2006    11.430     11.237      542
   12/31/2007    11.237     12.617     1154
   12/31/2008    12.617      4.840     2846
RWDT 7  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     10.083        0
   12/31/2004    10.083     10.697        0
   12/31/2005    10.697     11.663        6
   12/31/2006    11.663     11.530        0
   12/31/2007    11.530     13.017        0
   12/31/2008    13.017      5.022        0
RWDT 8  2.35%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      9.999        2
   12/31/2004     9.999     10.555        0
   12/31/2005    10.555     11.451       12
   12/31/2006    11.451     11.264       12
   12/31/2007    11.264     12.653       13
   12/31/2008    12.653      4.857       26
AZL Columbia Mid Cap Value Fund
RWDE 1  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A     10.046        1
   12/31/2007    10.046     10.241        8
   12/31/2008    10.241      4.810       15

    The Allianz Rewards[(R)] Variable Annuity Contract SAI -  April 27, 2009

RWDE 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A     10.040       13
   12/31/2007    10.040     10.224        7
   12/31/2008    10.224      4.798        6
RWDE 3  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A     10.026       27
   12/31/2007    10.026     10.190       37
   12/31/2008    10.190      4.772       51
RWDE 4  2.00%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A     10.036        3
   12/31/2007    10.036     10.216        7
   12/31/2008    10.216      4.791        8
RWDE 5  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A     10.026        0
   12/31/2007    10.026     10.190        1
   12/31/2008    10.190      4.772        1
RWDE 7  2.05%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A     10.033        0
   12/31/2007    10.033     10.207        0
   12/31/2008    10.207      4.785        0
RWDE 8  2.55%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A      9.999        0
   12/31/2007     9.999     10.122        2
   12/31/2008    10.122      4.721        0
RWDT 1  1.65%         0
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A     10.060       35
   12/31/2007    10.060     10.276       12
   12/31/2008    10.276      4.836       42
RWDT 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A     10.040        1
   12/31/2007    10.040     10.224       29
   12/31/2008    10.224      4.798       18
RWDT 5  1.90%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A     10.043        2
   12/31/2007    10.043     10.233        6
   12/31/2008    10.233      4.804        9
RWDT 6  2.40%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A     10.009      146
   12/31/2007    10.009     10.147      320
   12/31/2008    10.147      4.740      387

    The Allianz Rewards[(R)] Variable Annuity Contract SAI -  April 27, 2009

RWDT 7  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A     10.046        0
   12/31/2007    10.046     10.241        0
   12/31/2008    10.241      4.810        0
RWDT 8  2.35%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A     10.013        0
   12/31/2007    10.013     10.156        4
   12/31/2008    10.156      4.746        4
AZL Columbia Small Cap Value Fund
RWDE 1  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A     12.021        3
   12/31/2005    12.021     12.202        5
   12/31/2006    12.202     13.584       12
   12/31/2007    13.584     12.236       11
   12/31/2008    12.236      8.157       23
RWDE 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A     12.013        3
   12/31/2005    12.013     12.182        3
   12/31/2006    12.182     13.548        0
   12/31/2007    13.548     12.191        2
   12/31/2008    12.191      8.119        1
RWDE 3  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A     11.997       58
   12/31/2005    11.997     12.141       83
   12/31/2006    12.141     13.476       77
   12/31/2007    13.476     12.101       33
   12/31/2008    12.101      8.043       22
RWDE 4  2.00%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A     12.009       12
   12/31/2005    12.009     12.171        7
   12/31/2006    12.171     13.530        9
   12/31/2007    13.530     12.168       10
   12/31/2008    12.168      8.100        9
RWDE 5  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A     11.997        3
   12/31/2005    11.997     12.141        3
   12/31/2006    12.141     13.476        7
   12/31/2007    13.476     12.101        5
   12/31/2008    12.101      8.043        5
RWDE 7  2.05%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A     12.005        0
   12/31/2005    12.005     12.161        0
   12/31/2006    12.161     13.512        0
   12/31/2007    13.512     12.146        0
   12/31/2008    12.146      8.081        0
RWDE 8  2.55%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A     11.965        0
   12/31/2005    11.965     12.060        0
   12/31/2006    12.060     13.333        0
   12/31/2007    13.333     11.925        0
   12/31/2008    11.925      7.894        0
RWDT 1  1.65%         0
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A     12.038       30
   12/31/2005    12.038     12.243       39
   12/31/2006    12.243     13.657       42
   12/31/2007    13.657     12.326       17
   12/31/2008    12.326      8.233       12

    The Allianz Rewards[(R)] Variable Annuity Contract SAI -  April 27, 2009

RWDT 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A     12.013        7
   12/31/2005    12.013     12.182       20
   12/31/2006    12.182     13.548       22
   12/31/2007    13.548     12.191        9
   12/31/2008    12.191      8.119        5
RWDT 5  1.90%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A     12.017       18
   12/31/2005    12.017     12.192       36
   12/31/2006    12.192     13.566       41
   12/31/2007    13.566     12.213       31
   12/31/2008    12.213      8.138       38
RWDT 6  2.40%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A     11.977      212
   12/31/2005    11.977     12.090      492
   12/31/2006    12.090     13.387      557
   12/31/2007    13.387     11.991      634
   12/31/2008    11.991      7.950      661
RWDT 7  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A     12.021        6
   12/31/2005    12.021     12.202        0
   12/31/2006    12.202     13.584        0
   12/31/2007    13.584     12.236        0
   12/31/2008    12.236      8.157        1
RWDT 8  2.35%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A     11.981        0
   12/31/2005    11.981     12.100       11
   12/31/2006    12.100     13.404       11
   12/31/2007    13.404     12.013       11
   12/31/2008    12.013      7.968       11
AZL Columbia Technology Fund
RWDE 1  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A     10.738        1
   12/31/2002    10.738      6.205       29
   12/31/2003     6.205      8.647       95
   12/31/2004     8.647      8.121       57
   12/31/2005     8.121      8.029       10
   12/31/2006     8.029      8.083       11
   12/31/2007     8.083      9.740       20
   12/31/2008     9.740      4.720       11
RWDE 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A      6.198       16
   12/31/2003     6.198      8.628       24
   12/31/2004     8.628      8.095       30
   12/31/2005     8.095      7.995       18
   12/31/2006     7.995      8.042       18
   12/31/2007     8.042      9.680       18
   12/31/2008     9.680      4.686       19
RWDE 3  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A      6.184       37
   12/31/2003     6.184      8.591      274
   12/31/2004     8.591      8.044      273
   12/31/2005     8.044      7.929      160
   12/31/2006     7.929      7.959      145
   12/31/2007     7.959      9.561      160
   12/31/2008     9.561      4.619      130
RWDE 4  2.00%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      8.619        9
   12/31/2004     8.619      8.082        9
   12/31/2005     8.082      7.979       11
   12/31/2006     7.979      8.021       12
   12/31/2007     8.021      9.650       18
   12/31/2008     9.650      4.669       20
RWDE 5  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      8.591        0
   12/31/2004     8.591      8.044        1
   12/31/2005     8.044      7.929        2
   12/31/2006     7.929      7.959        2
   12/31/2007     7.959      9.561       12
   12/31/2008     9.561      4.619        2

    The Allianz Rewards[(R)] Variable Annuity Contract SAI -  April 27, 2009

RWDE 7  2.05%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      8.610        0
   12/31/2004     8.610      8.070        4
   12/31/2005     8.070      7.962        0
   12/31/2006     7.962      8.000        4
   12/31/2007     8.000      9.620       10
   12/31/2008     9.620      4.653        2
RWDE 8  2.55%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      8.517        3
   12/31/2004     8.517      7.943        3
   12/31/2005     7.943      7.798        2
   12/31/2006     7.798      7.797        2
   12/31/2007     7.797      9.328        0
   12/31/2008     9.328      4.489        0
RWDT 1  1.65%         0
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A     10.741        6
   12/31/2002    10.741      6.220       51
   12/31/2003     6.220      8.685      129
   12/31/2004     8.685      8.173       87
   12/31/2005     8.173      8.096       94
   12/31/2006     8.096      8.167       94
   12/31/2007     8.167      9.860      124
   12/31/2008     9.860      4.788       60
RWDT 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A      6.198       16
   12/31/2003     6.198      8.628       70
   12/31/2004     8.628      8.095       88
   12/31/2005     8.095      7.995       83
   12/31/2006     7.995      8.042       70
   12/31/2007     8.042      9.680       85
   12/31/2008     9.680      4.686       44
RWDT 5  1.90%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      8.638        1
   12/31/2004     8.638      8.108        2
   12/31/2005     8.108      8.012        2
   12/31/2006     8.012      8.063        3
   12/31/2007     8.063      9.710       25
   12/31/2008     9.710      4.703        7
RWDT 6  2.40%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      8.545       73
   12/31/2004     8.545      7.981      299
   12/31/2005     7.981      7.847      479
   12/31/2006     7.847      7.857      671
   12/31/2007     7.857      9.415     1055
   12/31/2008     9.415      4.537      798
RWDT 7  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      8.647        0
   12/31/2004     8.647      8.121        0
   12/31/2005     8.121      8.029        0
   12/31/2006     8.029      8.083        0
   12/31/2007     8.083      9.740        1
   12/31/2008     9.740      4.720        1
RWDT 8  2.35%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      8.554       15
   12/31/2004     8.554      7.993       16
   12/31/2005     7.993      7.863       19
   12/31/2006     7.863      7.877       19
   12/31/2007     7.877      9.444       21
   12/31/2008     9.444      4.554       21
AZL Davis NY Venture Fund
RWDE 1  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A     10.435       10
   12/31/2002    10.435      7.767       70
   12/31/2003     7.767      9.869       84
   12/31/2004     9.869     10.710       87
   12/31/2005    10.710     11.532      103
   12/31/2006    11.532     12.896      111
   12/31/2007    12.896     13.184      106
   12/31/2008    13.184      7.700      202
RWDE 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A      7.758        4
   12/31/2003     7.758      9.847       48
   12/31/2004     9.847     10.676       45
   12/31/2005    10.676     11.484       55
   12/31/2006    11.484     12.830       55
   12/31/2007    12.830     13.103       53
   12/31/2008    13.103      7.645       95

    The Allianz Rewards[(R)] Variable Annuity Contract SAI -  April 27, 2009

RWDE 3  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A      7.740       70
   12/31/2003     7.740      9.805      288
   12/31/2004     9.805     10.609      291
   12/31/2005    10.609     11.389      388
   12/31/2006    11.389     12.698      382
   12/31/2007    12.698     12.942      396
   12/31/2008    12.942      7.536      898
RWDE 4  2.00%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      9.837       13
   12/31/2004     9.837     10.659       44
   12/31/2005    10.659     11.460       63
   12/31/2006    11.460     12.797      115
   12/31/2007    12.797     13.062      113
   12/31/2008    13.062      7.618      199
RWDE 5  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      9.805        0
   12/31/2004     9.805     10.609        8
   12/31/2005    10.609     11.389       33
   12/31/2006    11.389     12.698       31
   12/31/2007    12.698     12.942       31
   12/31/2008    12.942      7.536       45
RWDE 7  2.05%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      9.826        0
   12/31/2004     9.826     10.642        0
   12/31/2005    10.642     11.437        0
   12/31/2006    11.437     12.764        0
   12/31/2007    12.764     13.022        0
   12/31/2008    13.022      7.590        2
RWDE 8  2.55%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      9.720        1
   12/31/2004     9.720     10.475        1
   12/31/2005    10.475     11.201        5
   12/31/2006    11.201     12.439       12
   12/31/2007    12.439     12.627       15
   12/31/2008    12.627      7.323       24
RWDT 1  1.65%         0
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A     10.439       18
   12/31/2002    10.439      7.785      109
   12/31/2003     7.785      9.911      150
   12/31/2004     9.911     10.778      149
   12/31/2005    10.778     11.629      204
   12/31/2006    11.629     13.030      220
   12/31/2007    13.030     13.347      207
   12/31/2008    13.347      7.811      445
RWDT 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A      7.758       40
   12/31/2003     7.758      9.847      154
   12/31/2004     9.847     10.676      144
   12/31/2005    10.676     11.484      163
   12/31/2006    11.484     12.830      204
   12/31/2007    12.830     13.103      200
   12/31/2008    13.103      7.645      420
RWDT 5  1.90%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      9.858       15
   12/31/2004     9.858     10.693       53
   12/31/2005    10.693     11.508       86
   12/31/2006    11.508     12.863       87
   12/31/2007    12.863     13.143      102
   12/31/2008    13.143      7.672      148
RWDT 6  2.40%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      9.752      111
   12/31/2004     9.752     10.525      764
   12/31/2005    10.525     11.271     1478
   12/31/2006    11.271     12.535     1774
   12/31/2007    12.535     12.744     1907
   12/31/2008    12.744      7.402     3520
RWDT 7  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      9.869        1
   12/31/2004     9.869     10.710        2
   12/31/2005    10.710     11.532        2
   12/31/2006    11.532     12.896        2
   12/31/2007    12.896     13.184        2
   12/31/2008    13.184      7.700        3

    The Allianz Rewards[(R)] Variable Annuity Contract SAI -  April 27, 2009

RWDT 8  2.35%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      9.763        1
   12/31/2004     9.763     10.542        3
   12/31/2005    10.542     11.295       17
   12/31/2006    11.295     12.568       17
   12/31/2007    12.568     12.784       16
   12/31/2008    12.784      7.429       28
AZL Dreyfus Equity Growth Fund
RWDE 1  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A     10.518       11
   12/31/2002    10.518      7.155       61
   12/31/2003     7.155      8.727       74
   12/31/2004     8.727      9.228       71
   12/31/2005     9.228      9.473       65
   12/31/2006     9.473     10.502       55
   12/31/2007    10.502     11.211      266
   12/31/2008    11.211      6.423      208
RWDE 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A      7.147        1
   12/31/2003     7.147      8.709       21
   12/31/2004     8.709      9.199       23
   12/31/2005     9.199      9.433       18
   12/31/2006     9.433     10.448       26
   12/31/2007    10.448     11.142       64
   12/31/2008    11.142      6.377       52
RWDE 3  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A      7.131       42
   12/31/2003     7.131      8.671      475
   12/31/2004     8.671      9.141      347
   12/31/2005     9.141      9.355      327
   12/31/2006     9.355     10.341      328
   12/31/2007    10.341     11.005      750
   12/31/2008    11.005      6.287      654
RWDE 4  2.00%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      8.699       14
   12/31/2004     8.699      9.185       54
   12/31/2005     9.185      9.414       53
   12/31/2006     9.414     10.421       55
   12/31/2007    10.421     11.108      129
   12/31/2008    11.108      6.355       99
RWDE 5  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      8.671        0
   12/31/2004     8.671      9.141        8
   12/31/2005     9.141      9.355       12
   12/31/2006     9.355     10.341       11
   12/31/2007    10.341     11.005       14
   12/31/2008    11.005      6.287       14
RWDE 7  2.05%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      8.690        0
   12/31/2004     8.690      9.170        0
   12/31/2005     9.170      9.394        0
   12/31/2006     9.394     10.394        0
   12/31/2007    10.394     11.073        1
   12/31/2008    11.073      6.332        0
RWDE 8  2.55%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      8.596        1
   12/31/2004     8.596      9.026        1
   12/31/2005     9.026      9.201        1
   12/31/2006     9.201     10.129        4
   12/31/2007    10.129     10.737       10
   12/31/2008    10.737      6.109        7
RWDT 1  1.65%         0
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A     10.522       33
   12/31/2002    10.522      7.172      191
   12/31/2003     7.172      8.765      122
   12/31/2004     8.765      9.287      112
   12/31/2005     9.287      9.552      125
   12/31/2006     9.552     10.611      119
   12/31/2007    10.611     11.350      249
   12/31/2008    11.350      6.516      187
RWDT 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A      7.147      106
   12/31/2003     7.147      8.709      163
   12/31/2004     8.709      9.199      172
   12/31/2005     9.199      9.433      170
   12/31/2006     9.433     10.448      139
   12/31/2007    10.448     11.142      412
   12/31/2008    11.142      6.377      336

    The Allianz Rewards[(R)] Variable Annuity Contract SAI -  April 27, 2009

RWDT 5  1.90%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      8.718        1
   12/31/2004     8.718      9.214        7
   12/31/2005     9.214      9.453        8
   12/31/2006     9.453     10.475       17
   12/31/2007    10.475     11.176       34
   12/31/2008    11.176      6.400       30
RWDT 6  2.40%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      8.624       72
   12/31/2004     8.624      9.069      348
   12/31/2005     9.069      9.258      478
   12/31/2006     9.258     10.208      560
   12/31/2007    10.208     10.837     1530
   12/31/2008    10.837      6.175     1409
RWDT 7  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      8.727        0
   12/31/2004     8.727      9.228        0
   12/31/2005     9.228      9.473        0
   12/31/2006     9.473     10.502        0
   12/31/2007    10.502     11.211        0
   12/31/2008    11.211      6.423        0
RWDT 8  2.35%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      8.634        0
   12/31/2004     8.634      9.083        6
   12/31/2005     9.083      9.278        6
   12/31/2006     9.278     10.234        1
   12/31/2007    10.234     10.870        8
   12/31/2008    10.870      6.197        6
AZL First Trust Target Double Play Fund
RWDE 1  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A      9.919        0
   12/31/2007     9.919     10.561        2
   12/31/2008    10.561      4.804        4
RWDE 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A      9.919        0
   12/31/2007     9.919     10.550        0
   12/31/2008    10.550      4.795        0
RWDE 3  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A      9.919        0
   12/31/2007     9.919     10.529      146
   12/31/2008    10.529      4.775      143
RWDE 4  2.00%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A      9.919        0
   12/31/2007     9.919     10.545       14
   12/31/2008    10.545      4.790       19
RWDE 5  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A      9.919        0
   12/31/2007     9.919     10.529        1
   12/31/2008    10.529      4.775        1
RWDE 7  2.05%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A      9.919        0
   12/31/2007     9.919     10.539        0
   12/31/2008    10.539      4.785        0

    The Allianz Rewards[(R)] Variable Annuity Contract SAI -  April 27, 2009

RWDE 8  2.55%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A      9.919        0
   12/31/2007     9.919     10.486        0
   12/31/2008    10.486      4.737        0
RWDT 1  1.65%         0
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A      9.919        0
   12/31/2007     9.919     10.582       23
   12/31/2008    10.582      4.824       12
RWDT 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A      9.919        0
   12/31/2007     9.919     10.550       94
   12/31/2008    10.550      4.795       94
RWDT 5  1.90%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A      9.919        0
   12/31/2007     9.919     10.555        1
   12/31/2008    10.555      4.799       13
RWDT 6  2.40%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A      9.919        0
   12/31/2007     9.919     10.502      594
   12/31/2008    10.502      4.751      589
RWDT 7  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A      9.919        0
   12/31/2007     9.919     10.561        0
   12/31/2008    10.561      4.804        0
RWDT 8  2.35%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A      9.919        0
   12/31/2007     9.919     10.507        0
   12/31/2008    10.507      4.756        0
AZL Franklin Small Cap Value Fund
RWDE 1  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     12.679       13
   12/31/2004    12.679     15.321       83
   12/31/2005    15.321     16.098      109
   12/31/2006    16.098     18.240       84
   12/31/2007    18.240     17.121       52
   12/31/2008    17.121     11.138       29
RWDE 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     12.671        0
   12/31/2004    12.671     15.295        1
   12/31/2005    15.295     16.056        6
   12/31/2006    16.056     18.173        8
   12/31/2007    18.173     17.042        7
   12/31/2008    17.042     11.075        7
RWDE 3  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     12.654       87
   12/31/2004    12.654     15.244      162
   12/31/2005    15.244     15.970      174
   12/31/2006    15.970     18.041      199
   12/31/2007    18.041     16.883      166
   12/31/2008    16.883     10.950      138

    The Allianz Rewards[(R)] Variable Annuity Contract SAI -  April 27, 2009

RWDE 4  2.00%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     12.667        4
   12/31/2004    12.667     15.282       40
   12/31/2005    15.282     16.034       48
   12/31/2006    16.034     18.140       48
   12/31/2007    18.140     17.002       49
   12/31/2008    17.002     11.043       52
RWDE 5  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     12.654        1
   12/31/2004    12.654     15.244       13
   12/31/2005    15.244     15.970       20
   12/31/2006    15.970     18.041       23
   12/31/2007    18.041     16.883       24
   12/31/2008    16.883     10.950       21
RWDE 7  2.05%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     12.662        2
   12/31/2004    12.662     15.270        4
   12/31/2005    15.270     16.013        2
   12/31/2006    16.013     18.107        2
   12/31/2007    18.107     16.962        3
   12/31/2008    16.962     11.012        2
RWDE 8  2.55%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     12.620        1
   12/31/2004    12.620     15.142        3
   12/31/2005    15.142     15.800        4
   12/31/2006    15.800     17.778        7
   12/31/2007    17.778     16.570        6
   12/31/2008    16.570     10.704        6
RWDT 1  1.65%         0
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     12.696       15
   12/31/2004    12.696     15.372       47
   12/31/2005    15.372     16.185       77
   12/31/2006    16.185     18.375       99
   12/31/2007    18.375     17.282       71
   12/31/2008    17.282     11.265       48
RWDT 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     12.671       14
   12/31/2004    12.671     15.295       59
   12/31/2005    15.295     16.056       46
   12/31/2006    16.056     18.173       46
   12/31/2007    18.173     17.042       42
   12/31/2008    17.042     11.075       39
RWDT 5  1.90%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     12.675        5
   12/31/2004    12.675     15.308       14
   12/31/2005    15.308     16.077       26
   12/31/2006    16.077     18.207       34
   12/31/2007    18.207     17.081       30
   12/31/2008    17.081     11.106       24
RWDT 6  2.40%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     12.633      126
   12/31/2004    12.633     15.180      523
   12/31/2005    15.180     15.864     1101
   12/31/2006    15.864     17.876     1487
   12/31/2007    17.876     16.687     1403
   12/31/2008    16.687     10.795     1265
RWDT 7  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     12.679        0
   12/31/2004    12.679     15.321        0
   12/31/2005    15.321     16.098        0
   12/31/2006    16.098     18.240        0
   12/31/2007    18.240     17.121        0
   12/31/2008    17.121     11.138        0
RWDT 8  2.35%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     12.637        0
   12/31/2004    12.637     15.193        6
   12/31/2005    15.193     15.885       22
   12/31/2006    15.885     17.909       28
   12/31/2007    17.909     16.726       14
   12/31/2008    16.726     10.826       11

    The Allianz Rewards[(R)] Variable Annuity Contract SAI -  April 27, 2009

AZL Fusion Balanced Fund
RWDE 1  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     10.598        3
   12/31/2006    10.598     11.391       30
   12/31/2007    11.391     11.976       94
   12/31/2008    11.976      8.530      105
RWDE 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     10.590        0
   12/31/2006    10.590     11.372        0
   12/31/2007    11.372     11.944       45
   12/31/2008    11.944      8.499       67
RWDE 3  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     10.576      125
   12/31/2006    10.576     11.334      125
   12/31/2007    11.334     11.881      179
   12/31/2008    11.881      8.436      231
RWDE 4  2.00%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     10.587       74
   12/31/2006    10.587     11.362      221
   12/31/2007    11.362     11.929      227
   12/31/2008    11.929      8.483      233
RWDE 5  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     10.576        0
   12/31/2006    10.576     11.334       10
   12/31/2007    11.334     11.881       10
   12/31/2008    11.881      8.436       15
RWDE 7  2.05%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     10.583        0
   12/31/2006    10.583     11.353        0
   12/31/2007    11.353     11.913        0
   12/31/2008    11.913      8.467        0
RWDE 8  2.55%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     10.548        2
   12/31/2006    10.548     11.259        2
   12/31/2007    11.259     11.754        7
   12/31/2008    11.754      8.313        1
RWDT 1  1.65%         0
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     10.612       34
   12/31/2006    10.612     11.429       96
   12/31/2007    11.429     12.041      187
   12/31/2008    12.041      8.593      214
RWDT 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     10.590       14
   12/31/2006    10.590     11.372       10
   12/31/2007    11.372     11.944       34
   12/31/2008    11.944      8.499       81
RWDT 5  1.90%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     10.594       32
   12/31/2006    10.594     11.381       82
   12/31/2007    11.381     11.960       77
   12/31/2008    11.960      8.514      111

    The Allianz Rewards[(R)] Variable Annuity Contract SAI -  April 27, 2009

RWDT 6  2.40%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     10.559      695
   12/31/2006    10.559     11.287     1678
   12/31/2007    11.287     11.802     2269
   12/31/2008    11.802      8.359     2225
RWDT 7  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     10.598        0
   12/31/2006    10.598     11.391       16
   12/31/2007    11.391     11.976       23
   12/31/2008    11.976      8.530        5
RWDT 8  2.35%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     10.562        7
   12/31/2006    10.562     11.296        7
   12/31/2007    11.296     11.817        6
   12/31/2008    11.817      8.374        5
AZL Fusion Growth Fund
RWDE 1  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     11.072       69
   12/31/2006    11.072     12.196      161
   12/31/2007    12.196     12.660      129
   12/31/2008    12.660      7.588       70
RWDE 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     11.064        5
   12/31/2006    11.064     12.175        5
   12/31/2007    12.175     12.626       20
   12/31/2008    12.626      7.560       27
RWDE 3  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     11.049      226
   12/31/2006    11.049     12.135      436
   12/31/2007    12.135     12.559      582
   12/31/2008    12.559      7.505      714
RWDE 4  2.00%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     11.061       62
   12/31/2006    11.061     12.165      117
   12/31/2007    12.165     12.609      139
   12/31/2008    12.609      7.547      126
RWDE 5  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     11.049       11
   12/31/2006    11.049     12.135       36
   12/31/2007    12.135     12.559       36
   12/31/2008    12.559      7.505       30
RWDE 7  2.05%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     11.057        0
   12/31/2006    11.057     12.155        0
   12/31/2007    12.155     12.592        0
   12/31/2008    12.592      7.533        0
RWDE 8  2.55%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     11.020        3
   12/31/2006    11.020     12.054        3
   12/31/2007    12.054     12.425        3
   12/31/2008    12.425      7.395       11

    The Allianz Rewards[(R)] Variable Annuity Contract SAI -  April 27, 2009

RWDT 1  1.65%         0
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     11.087      145
   12/31/2006    11.087     12.237      198
   12/31/2007    12.237     12.728      191
   12/31/2008    12.728      7.644       80
RWDT 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     11.064      197
   12/31/2006    11.064     12.175      274
   12/31/2007    12.175     12.626      234
   12/31/2008    12.626      7.560      165
RWDT 5  1.90%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     11.068      117
   12/31/2006    11.068     12.186      137
   12/31/2007    12.186     12.643      127
   12/31/2008    12.643      7.574       91
RWDT 6  2.40%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     11.031     3234
   12/31/2006    11.031     12.084     8052
   12/31/2007    12.084     12.475     9982
   12/31/2008    12.475      7.436     9510
RWDT 7  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     11.072        0
   12/31/2006    11.072     12.196        0
   12/31/2007    12.196     12.660        0
   12/31/2008    12.660      7.588        0
RWDT 8  2.35%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     11.035        0
   12/31/2006    11.035     12.094        0
   12/31/2007    12.094     12.492        0
   12/31/2008    12.492      7.450        0
AZL Fusion Moderate Fund
RWDE 1  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     10.775       54
   12/31/2006    10.775     11.711       86
   12/31/2007    11.711     12.248       88
   12/31/2008    12.248      8.085       79
RWDE 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     10.768        0
   12/31/2006    10.768     11.692        0
   12/31/2007    11.692     12.215        4
   12/31/2008    12.215      8.055        4
RWDE 3  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     10.754      348
   12/31/2006    10.754     11.653      379
   12/31/2007    11.653     12.150      614
   12/31/2008    12.150      7.996      520
RWDE 4  2.00%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     10.765      106
   12/31/2006    10.765     11.682      194
   12/31/2007    11.682     12.199      149
   12/31/2008    12.199      8.040      145

    The Allianz Rewards[(R)] Variable Annuity Contract SAI -  April 27, 2009

RWDE 5  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     10.754        0
   12/31/2006    10.754     11.653        1
   12/31/2007    11.653     12.150        1
   12/31/2008    12.150      7.996        1
RWDE 7  2.05%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     10.761        0
   12/31/2006    10.761     11.672        0
   12/31/2007    11.672     12.182        8
   12/31/2008    12.182      8.025        8
RWDE 8  2.55%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     10.725        3
   12/31/2006    10.725     11.575        2
   12/31/2007    11.575     12.020       12
   12/31/2008    12.020      7.879        6
RWDT 1  1.65%         0
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     10.790       96
   12/31/2006    10.790     11.751      119
   12/31/2007    11.751     12.313      130
   12/31/2008    12.313      8.144      134
RWDT 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     10.768      131
   12/31/2006    10.768     11.692      205
   12/31/2007    11.692     12.215      148
   12/31/2008    12.215      8.055      133
RWDT 5  1.90%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     10.772       49
   12/31/2006    10.772     11.702      128
   12/31/2007    11.702     12.231      117
   12/31/2008    12.231      8.070      107
RWDT 6  2.40%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     10.736     2113
   12/31/2006    10.736     11.604     4449
   12/31/2007    11.604     12.069     4953
   12/31/2008    12.069      7.923     5108
RWDT 7  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     10.775        0
   12/31/2006    10.775     11.711        0
   12/31/2007    11.711     12.248        0
   12/31/2008    12.248      8.085        0
RWDT 8  2.35%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     10.739       13
   12/31/2006    10.739     11.614        0
   12/31/2007    11.614     12.085       41
   12/31/2008    12.085      7.937       39
AZL Jennison 20/20 Focus Fund
RWDE 1  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     12.209       29
   12/31/2006    12.209     13.518       31
   12/31/2007    13.518     14.693       28
   12/31/2008    14.693      8.638       91

    The Allianz Rewards[(R)] Variable Annuity Contract SAI -  April 27, 2009

RWDE 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     12.201        7
   12/31/2006    12.201     13.496        8
   12/31/2007    13.496     14.654       14
   12/31/2008    14.654      8.607       39
RWDE 3  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     12.184      104
   12/31/2006    12.184     13.451      128
   12/31/2007    13.451     14.576      126
   12/31/2008    14.576      8.544      398
RWDE 4  2.00%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     12.197        8
   12/31/2006    12.197     13.484       21
   12/31/2007    13.484     14.634       32
   12/31/2008    14.634      8.591       33
RWDE 5  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     12.184        3
   12/31/2006    12.184     13.451        5
   12/31/2007    13.451     14.576        5
   12/31/2008    14.576      8.544        7
RWDE 7  2.05%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     12.193       10
   12/31/2006    12.193     13.473        0
   12/31/2007    13.473     14.615        4
   12/31/2008    14.615      8.575        2
RWDE 8  2.55%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     12.152        2
   12/31/2006    12.152     13.361        4
   12/31/2007    13.361     14.421        4
   12/31/2008    14.421      8.419        6
RWDT 1  1.65%         0
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     12.225       35
   12/31/2006    12.225     13.563       45
   12/31/2007    13.563     14.772       70
   12/31/2008    14.772      8.702      156
RWDT 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     12.201       54
   12/31/2006    12.201     13.496       52
   12/31/2007    13.496     14.654       69
   12/31/2008    14.654      8.607      121
RWDT 5  1.90%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     12.205        9
   12/31/2006    12.205     13.507       17
   12/31/2007    13.507     14.674       14
   12/31/2008    14.674      8.622       34
RWDT 6  2.40%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     12.164      366
   12/31/2006    12.164     13.395      805
   12/31/2007    13.395     14.479     1020
   12/31/2008    14.479      8.465     1451

    The Allianz Rewards[(R)] Variable Annuity Contract SAI -  April 27, 2009

RWDT 7  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     12.209        0
   12/31/2006    12.209     13.518        0
   12/31/2007    13.518     14.693        0
   12/31/2008    14.693      8.638        0
RWDT 8  2.35%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     12.168        0
   12/31/2006    12.168     13.406        2
   12/31/2007    13.406     14.498        8
   12/31/2008    14.498      8.481        9
AZL JPMorgan Large Cap Equity Fund
RWDE 1  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A     10.133        0
   12/31/2002    10.133      8.069       33
   12/31/2003     8.069      9.972       35
   12/31/2004     9.972     11.271       46
   12/31/2005    11.271     11.759       42
   12/31/2006    11.759     12.318       44
   12/31/2007    12.318     11.343       40
   12/31/2008    11.343      5.022       30
RWDE 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A      8.060        1
   12/31/2003     8.060      9.950        9
   12/31/2004     9.950     11.236       13
   12/31/2005    11.236     11.710       18
   12/31/2006    11.710     12.255       15
   12/31/2007    12.255     11.273       13
   12/31/2008    11.273      4.987       13
RWDE 3  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A      8.041       23
   12/31/2003     8.041      9.907      152
   12/31/2004     9.907     11.165      206
   12/31/2005    11.165     11.613      300
   12/31/2006    11.613     12.129      309
   12/31/2007    12.129     11.135      204
   12/31/2008    11.135      4.916      170
RWDE 4  2.00%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      9.939        7
   12/31/2004     9.939     11.218       19
   12/31/2005    11.218     11.685       34
   12/31/2006    11.685     12.223       32
   12/31/2007    12.223     11.238       30
   12/31/2008    11.238      4.969       28
RWDE 5  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      9.907        0
   12/31/2004     9.907     11.165        7
   12/31/2005    11.165     11.613       11
   12/31/2006    11.613     12.129       12
   12/31/2007    12.129     11.135       12
   12/31/2008    11.135      4.916       13
RWDE 7  2.05%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      9.928        1
   12/31/2004     9.928     11.200        1
   12/31/2005    11.200     11.661        1
   12/31/2006    11.661     12.192        1
   12/31/2007    12.192     11.204        0
   12/31/2008    11.204      4.951        0
RWDE 8  2.55%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      9.822        3
   12/31/2004     9.822     11.024        3
   12/31/2005    11.024     11.421        3
   12/31/2006    11.421     11.881        3
   12/31/2007    11.881     10.864        2
   12/31/2008    10.864      4.777        2
RWDT 1  1.65%         0
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A     10.136        4
   12/31/2002    10.136      8.088       46
   12/31/2003     8.088     10.015       70
   12/31/2004    10.015     11.343       63
   12/31/2005    11.343     11.857      167
   12/31/2006    11.857     12.446      103
   12/31/2007    12.446     11.483       93
   12/31/2008    11.483      5.095       65

    The Allianz Rewards[(R)] Variable Annuity Contract SAI -  April 27, 2009

RWDT 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A      8.060       44
   12/31/2003     8.060      9.950      106
   12/31/2004     9.950     11.236      116
   12/31/2005    11.236     11.710      157
   12/31/2006    11.710     12.255      165
   12/31/2007    12.255     11.273       90
   12/31/2008    11.273      4.987       60
RWDT 5  1.90%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      9.961        5
   12/31/2004     9.961     11.254       23
   12/31/2005    11.254     11.734       43
   12/31/2006    11.734     12.286       52
   12/31/2007    12.286     11.308       56
   12/31/2008    11.308      5.004       49
RWDT 6  2.40%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      9.854      140
   12/31/2004     9.854     11.077      507
   12/31/2005    11.077     11.493     1322
   12/31/2006    11.493     11.974     1387
   12/31/2007    11.974     10.965     1234
   12/31/2008    10.965      4.828     1126
RWDT 7  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      9.972        0
   12/31/2004     9.972     11.271        0
   12/31/2005    11.271     11.759        6
   12/31/2006    11.759     12.318        0
   12/31/2007    12.318     11.343        0
   12/31/2008    11.343      5.022        0
RWDT 8  2.35%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      9.864        2
   12/31/2004     9.864     11.095        2
   12/31/2005    11.095     11.517        2
   12/31/2006    11.517     12.005        2
   12/31/2007    12.005     10.998        2
   12/31/2008    10.998      4.846        2
AZL JPMorgan U.S. Equity Fund
RWDE 1  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A     10.726        4
   12/31/2005    10.726     11.104        3
   12/31/2006    11.104     12.492       14
   12/31/2007    12.492     12.727        9
   12/31/2008    12.727      7.661        4
RWDE 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A     10.719        0
   12/31/2005    10.719     11.086        0
   12/31/2006    11.086     12.459        1
   12/31/2007    12.459     12.681        3
   12/31/2008    12.681      7.625        1
RWDE 3  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A     10.705       13
   12/31/2005    10.705     11.049       14
   12/31/2006    11.049     12.392       25
   12/31/2007    12.392     12.588       28
   12/31/2008    12.588      7.554       29
RWDE 4  2.00%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A     10.715       23
   12/31/2005    10.715     11.076       20
   12/31/2006    11.076     12.442       29
   12/31/2007    12.442     12.657       26
   12/31/2008    12.657      7.607       33
RWDE 5  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A     10.705       12
   12/31/2005    10.705     11.049       17
   12/31/2006    11.049     12.392       17
   12/31/2007    12.392     12.588       16
   12/31/2008    12.588      7.554       13

    The Allianz Rewards[(R)] Variable Annuity Contract SAI -  April 27, 2009

RWDE 7  2.05%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A     10.712        0
   12/31/2005    10.712     11.067        0
   12/31/2006    11.067     12.426        0
   12/31/2007    12.426     12.634        0
   12/31/2008    12.634      7.590        0
RWDE 8  2.55%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A     10.676        0
   12/31/2005    10.676     10.975        0
   12/31/2006    10.975     12.261        0
   12/31/2007    12.261     12.404        0
   12/31/2008    12.404      7.414        0
RWDT 1  1.65%         0
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A     10.741       23
   12/31/2005    10.741     11.141       25
   12/31/2006    11.141     12.559       46
   12/31/2007    12.559     12.821       33
   12/31/2008    12.821      7.733       29
RWDT 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A     10.719        3
   12/31/2005    10.719     11.086       12
   12/31/2006    11.086     12.459       12
   12/31/2007    12.459     12.681       15
   12/31/2008    12.681      7.625       13
RWDT 5  1.90%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A     10.723       13
   12/31/2005    10.723     11.095       43
   12/31/2006    11.095     12.475       46
   12/31/2007    12.475     12.704       43
   12/31/2008    12.704      7.643       37
RWDT 6  2.40%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A     10.687      481
   12/31/2005    10.687     11.003      747
   12/31/2006    11.003     12.310      859
   12/31/2007    12.310     12.473      983
   12/31/2008    12.473      7.467      842
RWDT 7  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A     10.726        0
   12/31/2005    10.726     11.104        0
   12/31/2006    11.104     12.492        0
   12/31/2007    12.492     12.727        0
   12/31/2008    12.727      7.661        0
RWDT 8  2.35%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A     10.690        0
   12/31/2005    10.690     11.012        5
   12/31/2006    11.012     12.327        0
   12/31/2007    12.327     12.496        0
   12/31/2008    12.496      7.484        0
AZL Money Market Fund
RWDE 1  1.85%
   12/31/2000       N/A     10.347       55
   12/31/2001    10.347     10.489      790
   12/31/2002    10.489     10.383      941
   12/31/2003    10.383     10.228      520
   12/31/2004    10.228     10.108      409
   12/31/2005    10.108     10.178      394
   12/31/2006    10.178     10.436      425
   12/31/2007    10.436     10.735      435
   12/31/2008    10.735     10.796      681
RWDE 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A     10.353       49
   12/31/2003    10.353     10.188       83
   12/31/2004    10.188     10.058       77
   12/31/2005    10.058     10.118       56
   12/31/2006    10.118     10.364      193
   12/31/2007    10.364     10.651       73
   12/31/2008    10.651     10.700       99

    The Allianz Rewards[(R)] Variable Annuity Contract SAI -  April 27, 2009

RWDE 3  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A     10.293      653
   12/31/2003    10.293     10.108      698
   12/31/2004    10.108      9.960      542
   12/31/2005     9.960      9.999      651
   12/31/2006     9.999     10.222      578
   12/31/2007    10.222     10.483      754
   12/31/2008    10.483     10.510     1182
RWDE 4  2.00%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     10.168       29
   12/31/2004    10.168     10.033       81
   12/31/2005    10.033     10.088      106
   12/31/2006    10.088     10.328      119
   12/31/2007    10.328     10.609      119
   12/31/2008    10.609     10.652      718
RWDE 5  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     10.108       26
   12/31/2004    10.108      9.960        2
   12/31/2005     9.960      9.999       19
   12/31/2006     9.999     10.222       13
   12/31/2007    10.222     10.483       16
   12/31/2008    10.483     10.510       32
RWDE 7  2.05%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     10.148        0
   12/31/2004    10.148     10.009        2
   12/31/2005    10.009     10.058        2
   12/31/2006    10.058     10.292        0
   12/31/2007    10.292     10.567        0
   12/31/2008    10.567     10.605        1
RWDE 8  2.55%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      9.951       30
   12/31/2004     9.951      9.765       23
   12/31/2005     9.765      9.765        8
   12/31/2006     9.765      9.943        1
   12/31/2007     9.943     10.156        1
   12/31/2008    10.156     10.142        8
RWDT 1  1.65%         0
   12/31/2000       N/A     10.366      921
   12/31/2001    10.366     10.529     1514
   12/31/2002    10.529     10.444     1571
   12/31/2003    10.444     10.308      819
   12/31/2004    10.308     10.208      597
   12/31/2005    10.208     10.299      511
   12/31/2006    10.299     10.581      517
   12/31/2007    10.581     10.907      728
   12/31/2008    10.907     10.990      857
RWDT 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A     10.353      119
   12/31/2003    10.353     10.188      264
   12/31/2004    10.188     10.058      186
   12/31/2005    10.058     10.118      263
   12/31/2006    10.118     10.364      249
   12/31/2007    10.364     10.651      411
   12/31/2008    10.651     10.700      469
RWDT 5  1.90%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     10.208       70
   12/31/2004    10.208     10.083       95
   12/31/2005    10.083     10.148      146
   12/31/2006    10.148     10.400      114
   12/31/2007    10.400     10.693      111
   12/31/2008    10.693     10.748      224
RWDT 6  2.40%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     10.010      679
   12/31/2004    10.010      9.838     1199
   12/31/2005     9.838      9.852     1627
   12/31/2006     9.852     10.046     2644
   12/31/2007    10.046     10.278     3544
   12/31/2008    10.278     10.279     6812
RWDT 7  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     10.228        0
   12/31/2004    10.228     10.108        2
   12/31/2005    10.108     10.178        8
   12/31/2006    10.178     10.436        1
   12/31/2007    10.436     10.735        4
   12/31/2008    10.735     10.796        2

    The Allianz Rewards[(R)] Variable Annuity Contract SAI -  April 27, 2009

RWDT 8  2.35%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     10.030       24
   12/31/2004    10.030      9.862       27
   12/31/2005     9.862      9.881       57
   12/31/2006     9.881     10.081       44
   12/31/2007    10.081     10.318       37
   12/31/2008    10.318     10.325       47
AZL NACM International Fund
RWDE 1  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A      9.443        3
   12/31/2008     9.443      5.106       31
RWDE 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A      9.436        0
   12/31/2008     9.436      5.098        7
RWDE 3  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A      9.424        0
   12/31/2008     9.424      5.081        4
RWDE 4  2.00%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A      9.433        0
   12/31/2008     9.433      5.093        5
RWDE 5  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A      9.424        1
   12/31/2008     9.424      5.081        1
RWDE 7  2.05%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A      9.430        0
   12/31/2008     9.430      5.089        0
RWDE 8  2.55%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A      9.398        0
   12/31/2008     9.398      5.047        0
RWDT 1  1.65%         0
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A      9.455        0
   12/31/2008     9.455      5.123        1
RWDT 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A      9.436        6
   12/31/2008     9.436      5.098        7

    The Allianz Rewards[(R)] Variable Annuity Contract SAI -  April 27, 2009

RWDT 5  1.90%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A      9.439        0
   12/31/2008     9.439      5.102        0
RWDT 6  2.40%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A      9.408       31
   12/31/2008     9.408      5.059       26
RWDT 7  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A      9.443        0
   12/31/2008     9.443      5.106        0
RWDT 8  2.35%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A      9.411        0
   12/31/2008     9.411      5.064        0
AZL OCC Opportunity Fund
RWDE 1  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A      7.990       13
   12/31/2003     7.990     12.709      104
   12/31/2004    12.709     13.444       55
   12/31/2005    13.444     13.869       46
   12/31/2006    13.869     15.205       36
   12/31/2007    15.205     16.251       23
   12/31/2008    16.251      8.430       30
RWDE 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A      7.985        5
   12/31/2003     7.985     12.688        9
   12/31/2004    12.688     13.408        9
   12/31/2005    13.408     13.818       18
   12/31/2006    13.818     15.134       10
   12/31/2007    15.134     16.159        8
   12/31/2008    16.159      8.374        7
RWDE 3  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A      7.974       27
   12/31/2003     7.974     12.646      420
   12/31/2004    12.646     13.337      359
   12/31/2005    13.337     13.717      320
   12/31/2006    13.717     14.994      279
   12/31/2007    14.994     15.977      260
   12/31/2008    15.977      8.263      236
RWDE 4  2.00%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     12.677       25
   12/31/2004    12.677     13.391       38
   12/31/2005    13.391     13.793       45
   12/31/2006    13.793     15.099       57
   12/31/2007    15.099     16.114       56
   12/31/2008    16.114      8.346       54
RWDE 5  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     12.646        2
   12/31/2004    12.646     13.337        7
   12/31/2005    13.337     13.717       12
   12/31/2006    13.717     14.994        9
   12/31/2007    14.994     15.977       10
   12/31/2008    15.977      8.263        6
RWDE 7  2.05%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     12.667        0
   12/31/2004    12.667     13.373        2
   12/31/2005    13.373     13.767        0
   12/31/2006    13.767     15.064        4
   12/31/2007    15.064     16.068        4
   12/31/2008    16.068      8.319        0

    The Allianz Rewards[(R)] Variable Annuity Contract SAI -  April 27, 2009

RWDE 8  2.55%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     12.561        7
   12/31/2004    12.561     13.195        8
   12/31/2005    13.195     13.517        7
   12/31/2006    13.517     14.716        7
   12/31/2007    14.716     15.618        4
   12/31/2008    15.618      8.045        3
RWDT 1  1.65%         0
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A      8.001       26
   12/31/2003     8.001     12.752      152
   12/31/2004    12.752     13.516       80
   12/31/2005    13.516     13.971       74
   12/31/2006    13.971     15.348       56
   12/31/2007    15.348     16.437       66
   12/31/2008    16.437      8.544       32
RWDT 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A      7.985       17
   12/31/2003     7.985     12.688      117
   12/31/2004    12.688     13.408      111
   12/31/2005    13.408     13.818      106
   12/31/2006    13.818     15.134       85
   12/31/2007    15.134     16.159       70
   12/31/2008    16.159      8.374       70
RWDT 5  1.90%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     12.699       10
   12/31/2004    12.699     13.426       19
   12/31/2005    13.426     13.843       24
   12/31/2006    13.843     15.170       23
   12/31/2007    15.170     16.205       23
   12/31/2008    16.205      8.402       18
RWDT 6  2.40%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     12.593      125
   12/31/2004    12.593     13.248      513
   12/31/2005    13.248     13.592      751
   12/31/2006    13.592     14.820      896
   12/31/2007    14.820     15.752      926
   12/31/2008    15.752      8.126      897
RWDT 7  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     12.709        0
   12/31/2004    12.709     13.444        0
   12/31/2005    13.444     13.869        0
   12/31/2006    13.869     15.205        0
   12/31/2007    15.205     16.251        0
   12/31/2008    16.251      8.430        0
RWDT 8  2.35%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     12.603        4
   12/31/2004    12.603     13.266        5
   12/31/2005    13.266     13.617        3
   12/31/2006    13.617     14.854        4
   12/31/2007    14.854     15.797        2
   12/31/2008    15.797      8.154        2
AZL Oppenheimer Global Fund
RWDE 1  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A     11.437       11
   12/31/2005    11.437     12.645       14
   12/31/2006    12.645     14.436       23
   12/31/2007    14.436     14.986       22
   12/31/2008    14.986      8.672       21
RWDE 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A     11.429        3
   12/31/2005    11.429     12.624        7
   12/31/2006    12.624     14.398        4
   12/31/2007    14.398     14.931        4
   12/31/2008    14.931      8.631        1
RWDE 3  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A     11.414       34
   12/31/2005    11.414     12.582       48
   12/31/2006    12.582     14.321       47
   12/31/2007    14.321     14.822       51
   12/31/2008    14.822      8.551       30

    The Allianz Rewards[(R)] Variable Annuity Contract SAI -  April 27, 2009

RWDE 4  2.00%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A     11.426       16
   12/31/2005    11.426     12.613       22
   12/31/2006    12.613     14.379       42
   12/31/2007    14.379     14.904       32
   12/31/2008    14.904      8.611       41
RWDE 5  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A     11.414        1
   12/31/2005    11.414     12.582        3
   12/31/2006    12.582     14.321       11
   12/31/2007    14.321     14.822       14
   12/31/2008    14.822      8.551       16
RWDE 7  2.05%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A     11.422        0
   12/31/2005    11.422     12.603        0
   12/31/2006    12.603     14.360        0
   12/31/2007    14.360     14.876        0
   12/31/2008    14.876      8.591        0
RWDE 8  2.55%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A     11.383        0
   12/31/2005    11.383     12.498        0
   12/31/2006    12.498     14.169        1
   12/31/2007    14.169     14.606        1
   12/31/2008    14.606      8.392        0
RWDT 1  1.65%         0
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A     11.452        2
   12/31/2005    11.452     12.687       13
   12/31/2006    12.687     14.513       32
   12/31/2007    14.513     15.096       26
   12/31/2008    15.096      8.753       29
RWDT 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A     11.429        4
   12/31/2005    11.429     12.624       21
   12/31/2006    12.624     14.398       33
   12/31/2007    14.398     14.931       28
   12/31/2008    14.931      8.631       22
RWDT 5  1.90%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A     11.433       21
   12/31/2005    11.433     12.635       41
   12/31/2006    12.635     14.417       46
   12/31/2007    14.417     14.958       41
   12/31/2008    14.958      8.651       36
RWDT 6  2.40%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A     11.395      552
   12/31/2005    11.395     12.530      999
   12/31/2006    12.530     14.226     1252
   12/31/2007    14.226     14.686     1356
   12/31/2008    14.686      8.451     1210
RWDT 7  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A     11.437        0
   12/31/2005    11.437     12.645        0
   12/31/2006    12.645     14.436        3
   12/31/2007    14.436     14.986        3
   12/31/2008    14.986      8.672        2
RWDT 8  2.35%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A     11.399        3
   12/31/2005    11.399     12.540        0
   12/31/2006    12.540     14.245        1
   12/31/2007    14.245     14.713        1
   12/31/2008    14.713      8.471        2

    The Allianz Rewards[(R)] Variable Annuity Contract SAI -  April 27, 2009

AZL Oppenheimer International Growth Fund
RWDE 1  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A     10.219        0
   12/31/2002    10.219      8.638       12
   12/31/2003     8.638     11.343        9
   12/31/2004    11.343     12.747       10
   12/31/2005    12.747     14.289       16
   12/31/2006    14.289     18.093       27
   12/31/2007    18.093     19.942       21
   12/31/2008    19.942     10.934       13
RWDE 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A      8.628        0
   12/31/2003     8.628     11.319        1
   12/31/2004    11.319     12.707        1
   12/31/2005    12.707     14.229        3
   12/31/2006    14.229     18.000        4
   12/31/2007    18.000     19.820        9
   12/31/2008    19.820     10.856        7
RWDE 3  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A      8.608        2
   12/31/2003     8.608     11.270       34
   12/31/2004    11.270     12.627       75
   12/31/2005    12.627     14.111       61
   12/31/2006    14.111     17.815      101
   12/31/2007    17.815     19.577      152
   12/31/2008    19.577     10.702      124
RWDE 4  2.00%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     11.306        4
   12/31/2004    11.306     12.687       13
   12/31/2005    12.687     14.200       24
   12/31/2006    14.200     17.954      114
   12/31/2007    17.954     19.759       39
   12/31/2008    19.759     10.817       29
RWDE 5  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     11.270        1
   12/31/2004    11.270     12.627        4
   12/31/2005    12.627     14.111        6
   12/31/2006    14.111     17.815       11
   12/31/2007    17.815     19.577        7
   12/31/2008    19.577     10.702        7
RWDE 7  2.05%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     11.294        0
   12/31/2004    11.294     12.667        0
   12/31/2005    12.667     14.170        0
   12/31/2006    14.170     17.907        0
   12/31/2007    17.907     19.698        0
   12/31/2008    19.698     10.779        0
RWDE 8  2.55%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     11.173        0
   12/31/2004    11.173     12.468        0
   12/31/2005    12.468     13.878        1
   12/31/2006    13.878     17.451        1
   12/31/2007    17.451     19.100        3
   12/31/2008    19.100     10.399        2
RWDT 1  1.65%         0
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A     10.223        0
   12/31/2002    10.223      8.658       20
   12/31/2003     8.658     11.392       68
   12/31/2004    11.392     12.828       24
   12/31/2005    12.828     14.408       33
   12/31/2006    14.408     18.281       67
   12/31/2007    18.281     20.190      110
   12/31/2008    20.190     11.092       53
RWDT 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A      8.628        1
   12/31/2003     8.628     11.319       23
   12/31/2004    11.319     12.707       33
   12/31/2005    12.707     14.229       29
   12/31/2006    14.229     18.000       57
   12/31/2007    18.000     19.820       85
   12/31/2008    19.820     10.856       57
RWDT 5  1.90%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     11.331        4
   12/31/2004    11.331     12.727        4
   12/31/2005    12.727     14.259        9
   12/31/2006    14.259     18.046       18
   12/31/2007    18.046     19.881       16
   12/31/2008    19.881     10.895       13

    The Allianz Rewards[(R)] Variable Annuity Contract SAI -  April 27, 2009

RWDT 6  2.40%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     11.209       53
   12/31/2004    11.209     12.527      229
   12/31/2005    12.527     13.965      378
   12/31/2006    13.965     17.587      869
   12/31/2007    17.587     19.277     1076
   12/31/2008    19.277     10.512      843
RWDT 7  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     11.343        0
   12/31/2004    11.343     12.747        0
   12/31/2005    12.747     14.289        0
   12/31/2006    14.289     18.093        0
   12/31/2007    18.093     19.942        0
   12/31/2008    19.942     10.934        0
RWDT 8  2.35%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     11.221       11
   12/31/2004    11.221     12.547       11
   12/31/2005    12.547     13.994        2
   12/31/2006    13.994     17.632       10
   12/31/2007    17.632     19.337        6
   12/31/2008    19.337     10.549        8
AZL PIMCO Fundamental IndexPLUS Total Return Fund
RWDE 1  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A     11.048        0
   12/31/2007    11.048     11.567        5
   12/31/2008    11.567      6.715        4
RWDE 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A     11.040        0
   12/31/2007    11.040     11.547        0
   12/31/2008    11.547      6.697        0
RWDE 3  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A     11.026        4
   12/31/2007    11.026     11.509        6
   12/31/2008    11.509      6.661        4
RWDE 4  2.00%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A     11.037        0
   12/31/2007    11.037     11.538        2
   12/31/2008    11.538      6.688        6
RWDE 5  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A     11.026        2
   12/31/2007    11.026     11.509        2
   12/31/2008    11.509      6.661        2
RWDE 7  2.05%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A     11.033        0
   12/31/2007    11.033     11.528        0
   12/31/2008    11.528      6.679        0
RWDE 8  2.55%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A     10.996        3
   12/31/2007    10.996     11.432        0
   12/31/2008    11.432      6.590        0

    The Allianz Rewards[(R)] Variable Annuity Contract SAI -  April 27, 2009

RWDT 1  1.65%         0
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A     11.063        0
   12/31/2007    11.063     11.606        2
   12/31/2008    11.606      6.751       11
RWDT 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A     11.040        0
   12/31/2007    11.040     11.547        0
   12/31/2008    11.547      6.697       26
RWDT 5  1.90%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A     11.044        1
   12/31/2007    11.044     11.557        0
   12/31/2008    11.557      6.706        0
RWDT 6  2.40%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A     11.007       67
   12/31/2007    11.007     11.461       84
   12/31/2008    11.461      6.617      134
RWDT 7  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A     11.048        0
   12/31/2007    11.048     11.567        0
   12/31/2008    11.567      6.715        0
RWDT 8  2.35%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A     11.011        0
   12/31/2007    11.011     11.470        0
   12/31/2008    11.470      6.626        0
AZL S&P 500 Index Fund
RWDE 1  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A      9.852        1
   12/31/2008     9.852      6.033      100
RWDE 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A      9.846        0
   12/31/2008     9.846      6.023       21
RWDE 3  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A      9.832       24
   12/31/2008     9.832      6.003      796
RWDE 4  2.00%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A      9.842        0
   12/31/2008     9.842      6.018       62

    The Allianz Rewards[(R)] Variable Annuity Contract SAI -  April 27, 2009

RWDE 5  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A      9.832        0
   12/31/2008     9.832      6.003       35
RWDE 7  2.05%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A      9.839        0
   12/31/2008     9.839      6.013        0
RWDE 8  2.55%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A      9.806        0
   12/31/2008     9.806      5.963        2
RWDT 1  1.65%         0
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A      9.865        5
   12/31/2008     9.865      6.053      355
RWDT 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A      9.846       11
   12/31/2008     9.846      6.023      286
RWDT 5  1.90%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A      9.849        0
   12/31/2008     9.849      6.028       72
RWDT 6  2.40%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A      9.816       54
   12/31/2008     9.816      5.978     2120
RWDT 7  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A      9.852        0
   12/31/2008     9.852      6.033        1
RWDT 8  2.35%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A      9.819        0
   12/31/2008     9.819      5.983       10
AZL Schroder Emerging Markets Equity Fund
RWDE 1  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A     10.440       22
   12/31/2007    10.440     13.354       26
   12/31/2008    13.354      6.307      120

    The Allianz Rewards[(R)] Variable Annuity Contract SAI -  April 27, 2009

RWDE 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A     10.433       10
   12/31/2007    10.433     13.332       17
   12/31/2008    13.332      6.290       49
RWDE 3  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A     10.419       56
   12/31/2007    10.419     13.287      168
   12/31/2008    13.287      6.257      372
RWDE 4  2.00%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A     10.429        3
   12/31/2007    10.429     13.321       10
   12/31/2008    13.321      6.282       64
RWDE 5  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A     10.419        0
   12/31/2007    10.419     13.287       10
   12/31/2008    13.287      6.257       13
RWDE 7  2.05%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A     10.426        9
   12/31/2007    10.426     13.310        9
   12/31/2008    13.310      6.273        2
RWDE 8  2.55%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A     10.391        0
   12/31/2007    10.391     13.198        2
   12/31/2008    13.198      6.190        5
RWDT 1  1.65%         0
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A     10.454       39
   12/31/2007    10.454     13.399       46
   12/31/2008    13.399      6.341      218
RWDT 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A     10.433       21
   12/31/2007    10.433     13.332       80
   12/31/2008    13.332      6.290      153
RWDT 5  1.90%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A     10.436        6
   12/31/2007    10.436     13.343       25
   12/31/2008    13.343      6.299       83
RWDT 6  2.40%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A     10.402      261
   12/31/2007    10.402     13.232      916
   12/31/2008    13.232      6.215     2416

    The Allianz Rewards[(R)] Variable Annuity Contract SAI -  April 27, 2009

RWDT 7  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A     10.440        0
   12/31/2007    10.440     13.354        0
   12/31/2008    13.354      6.307        0
RWDT 8  2.35%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A     10.405        0
   12/31/2007    10.405     13.243        2
   12/31/2008    13.243      6.223       31
AZL Schroder International Small Cap Fund
RWDE 1  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A      9.215        2
   12/31/2008     9.215      4.923        9
RWDE 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A      9.209        0
   12/31/2008     9.209      4.915        0
RWDE 3  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A      9.196        7
   12/31/2008     9.196      4.898        5
RWDE 4  2.00%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A      9.206        0
   12/31/2008     9.206      4.910        0
RWDE 5  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A      9.196        0
   12/31/2008     9.196      4.898        0
RWDE 7  2.05%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A      9.202        0
   12/31/2008     9.202      4.906        0
RWDE 8  2.55%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A      9.172        0
   12/31/2008     9.172      4.865        0
RWDT 1  1.65%         0
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A      9.227        1
   12/31/2008     9.227      4.939        8

    The Allianz Rewards[(R)] Variable Annuity Contract SAI -  April 27, 2009

RWDT 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A      9.209        1
   12/31/2008     9.209      4.915        0
RWDT 5  1.90%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A      9.212        1
   12/31/2008     9.212      4.919        1
RWDT 6  2.40%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A      9.181       29
   12/31/2008     9.181      4.878       44
RWDT 7  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A      9.215        0
   12/31/2008     9.215      4.923        0
RWDT 8  2.35%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A      9.184        0
   12/31/2008     9.184      4.882        0
AZL Small Cap Stock Index Fund
RWDE 1  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A      9.301        0
   12/31/2008     9.301      6.305       37
RWDE 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A      9.295        2
   12/31/2008     9.295      6.294       53
RWDE 3  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A      9.282       20
   12/31/2008     9.282      6.273      592
RWDE 4  2.00%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A      9.292        5
   12/31/2008     9.292      6.289       26
RWDE 5  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A      9.282        0
   12/31/2008     9.282      6.273       18

    The Allianz Rewards[(R)] Variable Annuity Contract SAI -  April 27, 2009

RWDE 7  2.05%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A      9.289        0
   12/31/2008     9.289      6.284        0
RWDE 8  2.55%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A      9.257        0
   12/31/2008     9.257      6.232        2
RWDT 1  1.65%         0
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A      9.314        2
   12/31/2008     9.314      6.326      122
RWDT 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A      9.295        0
   12/31/2008     9.295      6.294      274
RWDT 5  1.90%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A      9.298        0
   12/31/2008     9.298      6.300       45
RWDT 6  2.40%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A      9.267       38
   12/31/2008     9.267      6.247     1520
RWDT 7  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A      9.301        0
   12/31/2008     9.301      6.305        0
RWDT 8  2.35%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A      9.270        0
   12/31/2008     9.270      6.252        1
AZL TargetPLUS Balanced Fund
RWDE 1  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A     10.086        0
   12/31/2008    10.086      7.485        1
RWDE 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A     10.079       31
   12/31/2008    10.079      7.472        0

    The Allianz Rewards[(R)] Variable Annuity Contract SAI -  April 27, 2009

RWDE 3  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A     10.066        0
   12/31/2008    10.066      7.447        2
RWDE 4  2.00%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A     10.076        0
   12/31/2008    10.076      7.466       16
RWDE 5  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A     10.066        0
   12/31/2008    10.066      7.447        1
RWDE 7  2.05%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A     10.072        0
   12/31/2008    10.072      7.460        0
RWDE 8  2.55%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A     10.039        0
   12/31/2008    10.039      7.397        0
RWDT 1  1.65%         0
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A     10.100        1
   12/31/2008    10.100      7.510       36
RWDT 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A     10.079        0
   12/31/2008    10.079      7.472        2
RWDT 5  1.90%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A     10.083        0
   12/31/2008    10.083      7.478        0
RWDT 6  2.40%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A     10.049       44
   12/31/2008    10.049      7.416       84
RWDT 7  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A     10.086        0
   12/31/2008    10.086      7.485        0

    The Allianz Rewards[(R)] Variable Annuity Contract SAI -  April 27, 2009

RWDT 8  2.35%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A     10.052        0
   12/31/2008    10.052      7.422        0
AZL TargetPLUS Equity Fund
RWDE 1  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A      9.919        0
   12/31/2007     9.919     10.476        0
   12/31/2008    10.476      5.294        0
RWDE 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A      9.919        0
   12/31/2007     9.919     10.466        0
   12/31/2008    10.466      5.283        0
RWDE 3  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A      9.919        0
   12/31/2007     9.919     10.445       68
   12/31/2008    10.445      5.262       58
RWDE 4  2.00%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A      9.919        0
   12/31/2007     9.919     10.460        4
   12/31/2008    10.460      5.278        6
RWDE 5  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A      9.919        0
   12/31/2007     9.919     10.445        1
   12/31/2008    10.445      5.262        1
RWDE 7  2.05%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A      9.919        0
   12/31/2007     9.919     10.455        0
   12/31/2008    10.455      5.272        0
RWDE 8  2.55%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A      9.919        0
   12/31/2007     9.919     10.402        0
   12/31/2008    10.402      5.219        0
RWDT 1  1.65%         0
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A      9.919        0
   12/31/2007     9.919     10.498       22
   12/31/2008    10.498      5.315        5
RWDT 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A      9.919        0
   12/31/2007     9.919     10.466       13
   12/31/2008    10.466      5.283       15

    The Allianz Rewards[(R)] Variable Annuity Contract SAI -  April 27, 2009

RWDT 5  1.90%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A      9.919        0
   12/31/2007     9.919     10.471        0
   12/31/2008    10.471      5.288        5
RWDT 6  2.40%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A      9.919        0
   12/31/2007     9.919     10.418      543
   12/31/2008    10.418      5.235      651
RWDT 7  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A      9.919        0
   12/31/2007     9.919     10.476        0
   12/31/2008    10.476      5.294        0
RWDT 8  2.35%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A      9.919        0
   12/31/2007     9.919     10.424        0
   12/31/2008    10.424      5.241        0
AZL TargetPLUS Growth Fund
RWDE 1  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A      9.909        0
   12/31/2008     9.909      5.897       10
RWDE 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A      9.903        0
   12/31/2008     9.903      5.887        0
RWDE 3  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A      9.889       15
   12/31/2008     9.889      5.867       10
RWDE 4  2.00%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A      9.899        0
   12/31/2008     9.899      5.882        2
RWDE 5  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A      9.889        0
   12/31/2008     9.889      5.867        0
RWDE 7  2.05%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A      9.896        0
   12/31/2008     9.896      5.877        0

    The Allianz Rewards[(R)] Variable Annuity Contract SAI -  April 27, 2009

RWDE 8  2.55%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A      9.863        0
   12/31/2008     9.863      5.828        0
RWDT 1  1.65%         0
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A      9.923        0
   12/31/2008     9.923      5.917        4
RWDT 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A      9.903        1
   12/31/2008     9.903      5.887        1
RWDT 5  1.90%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A      9.906        0
   12/31/2008     9.906      5.892        0
RWDT 6  2.40%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A      9.873      140
   12/31/2008     9.873      5.843      180
RWDT 7  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A      9.909        0
   12/31/2008     9.909      5.897        0
RWDT 8  2.35%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A      9.876        0
   12/31/2008     9.876      5.848        0
AZL TargetPLUS Moderate Fund
RWDE 1  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A     10.049        1
   12/31/2008    10.049      6.671        2
RWDE 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A     10.043        0
   12/31/2008    10.043      6.660        0
RWDE 3  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A     10.029        0
   12/31/2008    10.029      6.638        0

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                                       58

RWDE 4  2.00%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A     10.039        0
   12/31/2008    10.039      6.655        0
RWDE 5  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A     10.029        0
   12/31/2008    10.029      6.638        0
RWDE 7  2.05%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A     10.036        0
   12/31/2008    10.036      6.649        0
RWDE 8  2.55%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A     10.002        0
   12/31/2008    10.002      6.594        0
RWDT 1  1.65%         0
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A     10.063        0
   12/31/2008    10.063      6.694        9
RWDT 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A     10.043        4
   12/31/2008    10.043      6.660       27
RWDT 5  1.90%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A     10.046        0
   12/31/2008    10.046      6.666        0
RWDT 6  2.40%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A     10.012       13
   12/31/2008    10.012      6.610      120
RWDT 7  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A     10.049        0
   12/31/2008    10.049      6.671        0
RWDT 8  2.35%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A     10.016        0
   12/31/2008    10.016      6.616        0

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                                       59

AZL Turner Quantitative Small Cap Growth Fund
RWDE 1  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     11.091       13
   12/31/2006    11.091     12.120        7
   12/31/2007    12.120     12.619       14
   12/31/2008    12.619      7.017        4
RWDE 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     11.084        5
   12/31/2006    11.084     12.100        3
   12/31/2007    12.100     12.585        0
   12/31/2008    12.585      6.992        0
RWDE 3  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     11.069       60
   12/31/2006    11.069     12.060       63
   12/31/2007    12.060     12.518       40
   12/31/2008    12.518      6.940       34
RWDE 4  2.00%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     11.080        4
   12/31/2006    11.080     12.090        5
   12/31/2007    12.090     12.569        6
   12/31/2008    12.569      6.979        6
RWDE 5  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     11.069        0
   12/31/2006    11.069     12.060        1
   12/31/2007    12.060     12.518        1
   12/31/2008    12.518      6.940        1
RWDE 7  2.05%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     11.077        5
   12/31/2006    11.077     12.080        2
   12/31/2007    12.080     12.552        0
   12/31/2008    12.552      6.966        0
RWDE 8  2.55%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     11.039        2
   12/31/2006    11.039     11.979        3
   12/31/2007    11.979     12.385        2
   12/31/2008    12.385      6.839        2
RWDT 1  1.65%         0
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     11.106        7
   12/31/2006    11.106     12.161       10
   12/31/2007    12.161     12.687       14
   12/31/2008    12.687      7.069        2
RWDT 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     11.084        6
   12/31/2006    11.084     12.100        8
   12/31/2007    12.100     12.585       11
   12/31/2008    12.585      6.992        2
RWDT 5  1.90%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     11.088        1
   12/31/2006    11.088     12.110        2
   12/31/2007    12.110     12.602        1
   12/31/2008    12.602      7.005        1

    The Allianz Rewards[(R)] Variable Annuity Contract SAI -  April 27, 2009

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                                       60

RWDT 6  2.40%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     11.051      114
   12/31/2006    11.051     12.009      223
   12/31/2007    12.009     12.435      261
   12/31/2008    12.435      6.877      271
RWDT 7  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     11.091        0
   12/31/2006    11.091     12.120        0
   12/31/2007    12.120     12.619        0
   12/31/2008    12.619      7.017        0
RWDT 8  2.35%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     11.054        0
   12/31/2006    11.054     12.019        0
   12/31/2007    12.019     12.452        0
   12/31/2008    12.452      6.890        0
AZL Van Kampen Comstock Fund
RWDE 1  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A      9.321      446
   12/31/2002     9.321      7.331      664
   12/31/2003     7.331      9.395      562
   12/31/2004     9.395     10.800      535
   12/31/2005    10.800     11.019      519
   12/31/2006    11.019     12.523      467
   12/31/2007    12.523     12.019      467
   12/31/2008    12.019      7.529      362
RWDE 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A      7.319       18
   12/31/2003     7.319      9.369       31
   12/31/2004     9.369     10.761       39
   12/31/2005    10.761     10.968       40
   12/31/2006    10.968     12.452       44
   12/31/2007    12.452     11.939       65
   12/31/2008    11.939      7.472       52
RWDE 3  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A      7.295      198
   12/31/2003     7.295      9.320     1063
   12/31/2004     9.320     10.682     1162
   12/31/2005    10.682     10.866     1125
   12/31/2006    10.866     12.312      947
   12/31/2007    12.312     11.781     1281
   12/31/2008    11.781      7.358     1092
RWDE 4  2.00%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      9.357       20
   12/31/2004     9.357     10.741       97
   12/31/2005    10.741     10.942       79
   12/31/2006    10.942     12.417       84
   12/31/2007    12.417     11.899      127
   12/31/2008    11.899      7.443      107
RWDE 5  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      9.320        1
   12/31/2004     9.320     10.682       17
   12/31/2005    10.682     10.866       18
   12/31/2006    10.866     12.312       17
   12/31/2007    12.312     11.781       24
   12/31/2008    11.781      7.358       19
RWDE 7  2.05%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      9.344       13
   12/31/2004     9.344     10.721        8
   12/31/2005    10.721     10.916        6
   12/31/2006    10.916     12.382        6
   12/31/2007    12.382     11.860        4
   12/31/2008    11.860      7.414        4
RWDE 8  2.55%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      9.220       50
   12/31/2004     9.220     10.526       52
   12/31/2005    10.526     10.664       42
   12/31/2006    10.664     12.035       32
   12/31/2007    12.035     11.471       28
   12/31/2008    11.471      7.135       25

    The Allianz Rewards[(R)] Variable Annuity Contract SAI -  April 27, 2009

RWDT 1  1.65%         0
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A      9.333      161
   12/31/2002     9.333      7.356      386
   12/31/2003     7.356      9.445      550
   12/31/2004     9.445     10.880      624
   12/31/2005    10.880     11.122      601
   12/31/2006    11.122     12.665      544
   12/31/2007    12.665     12.181      482
   12/31/2008    12.181      7.646      394
RWDT 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A      7.319       65
   12/31/2003     7.319      9.369      457
   12/31/2004     9.369     10.761      481
   12/31/2005    10.761     10.968      472
   12/31/2006    10.968     12.452      409
   12/31/2007    12.452     11.939      420
   12/31/2008    11.939      7.472      378
RWDT 5  1.90%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      9.382        5
   12/31/2004     9.382     10.781       46
   12/31/2005    10.781     10.993       71
   12/31/2006    10.993     12.487       73
   12/31/2007    12.487     11.979       98
   12/31/2008    11.979      7.500       76
RWDT 6  2.40%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      9.257      261
   12/31/2004     9.257     10.584     1084
   12/31/2005    10.584     10.739     1886
   12/31/2006    10.739     12.138     2047
   12/31/2007    12.138     11.586     2649
   12/31/2008    11.586      7.218     2243
RWDT 7  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      9.395        0
   12/31/2004     9.395     10.800        0
   12/31/2005    10.800     11.019        1
   12/31/2006    11.019     12.523        1
   12/31/2007    12.523     12.019        3
   12/31/2008    12.019      7.529        1
RWDT 8  2.35%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      9.270        8
   12/31/2004     9.270     10.604       14
   12/31/2005    10.604     10.764       12
   12/31/2006    10.764     12.173        9
   12/31/2007    12.173     11.625       15
   12/31/2008    11.625      7.246       10
AZL Van Kampen Equity and Income Fund
RWDE 1  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A     10.777      302
   12/31/2005    10.777     11.295      284
   12/31/2006    11.295     12.476      261
   12/31/2007    12.476     12.622      250
   12/31/2008    12.622      9.426      211
RWDE 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A     10.770        4
   12/31/2005    10.770     11.276        8
   12/31/2006    11.276     12.443        9
   12/31/2007    12.443     12.575       10
   12/31/2008    12.575      9.382       10
RWDE 3  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A     10.756       28
   12/31/2005    10.756     11.238       85
   12/31/2006    11.238     12.377      127
   12/31/2007    12.377     12.483      131
   12/31/2008    12.483      9.295      101
RWDE 4  2.00%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A     10.767       22
   12/31/2005    10.767     11.266       31
   12/31/2006    11.266     12.427       28
   12/31/2007    12.427     12.552       33
   12/31/2008    12.552      9.360       37

    The Allianz Rewards[(R)] Variable Annuity Contract SAI -  April 27, 2009

RWDE 5  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A     10.756        6
   12/31/2005    10.756     11.238        8
   12/31/2006    11.238     12.377        9
   12/31/2007    12.377     12.483        8
   12/31/2008    12.483      9.295        8
RWDE 7  2.05%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A     10.763        0
   12/31/2005    10.763     11.257        0
   12/31/2006    11.257     12.410        0
   12/31/2007    12.410     12.529        0
   12/31/2008    12.529      9.338        0
RWDE 8  2.55%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A     10.727        4
   12/31/2005    10.727     11.163        1
   12/31/2006    11.163     12.246        1
   12/31/2007    12.246     12.301        2
   12/31/2008    12.301      9.123        2
RWDT 1  1.65%         0
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A     10.792       24
   12/31/2005    10.792     11.332       51
   12/31/2006    11.332     12.543       58
   12/31/2007    12.543     12.715       61
   12/31/2008    12.715      9.515       37
RWDT 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A     10.770       16
   12/31/2005    10.770     11.276       21
   12/31/2006    11.276     12.443       55
   12/31/2007    12.443     12.575       39
   12/31/2008    12.575      9.382       43
RWDT 5  1.90%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A     10.774        5
   12/31/2005    10.774     11.285       13
   12/31/2006    11.285     12.460       14
   12/31/2007    12.460     12.599       15
   12/31/2008    12.599      9.404       29
RWDT 6  2.40%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A     10.738      362
   12/31/2005    10.738     11.191      750
   12/31/2006    11.191     12.295      856
   12/31/2007    12.295     12.369      879
   12/31/2008    12.369      9.187      807
RWDT 7  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A     10.777        0
   12/31/2005    10.777     11.295        0
   12/31/2006    11.295     12.476        0
   12/31/2007    12.476     12.622        0
   12/31/2008    12.622      9.426        0
RWDT 8  2.35%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A     10.741        0
   12/31/2005    10.741     11.201        0
   12/31/2006    11.201     12.311        1
   12/31/2007    12.311     12.392        1
   12/31/2008    12.392      9.208        1
AZL Van Kampen Global Franchise Fund
RWDE 1  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     12.237       35
   12/31/2004    12.237     13.479      193
   12/31/2005    13.479     14.773      183
   12/31/2006    14.773     17.585      147
   12/31/2007    17.585     18.956      131
   12/31/2008    18.956     13.293      108

    The Allianz Rewards[(R)] Variable Annuity Contract SAI -  April 27, 2009

RWDE 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     12.229        0
   12/31/2004    12.229     13.456        0
   12/31/2005    13.456     14.734        6
   12/31/2006    14.734     17.521        5
   12/31/2007    17.521     18.868        7
   12/31/2008    18.868     13.218        7
RWDE 3  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     12.213       91
   12/31/2004    12.213     13.411      142
   12/31/2005    13.411     14.655      229
   12/31/2006    14.655     17.393      240
   12/31/2007    17.393     18.692      205
   12/31/2008    18.692     13.068      127
RWDE 4  2.00%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     12.225        6
   12/31/2004    12.225     13.445       21
   12/31/2005    13.445     14.714       38
   12/31/2006    14.714     17.489       64
   12/31/2007    17.489     18.824       60
   12/31/2008    18.824     13.180       45
RWDE 5  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     12.213        0
   12/31/2004    12.213     13.411        5
   12/31/2005    13.411     14.655        5
   12/31/2006    14.655     17.393       11
   12/31/2007    17.393     18.692       10
   12/31/2008    18.692     13.068        6
RWDE 7  2.05%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     12.221        0
   12/31/2004    12.221     13.434        0
   12/31/2005    13.434     14.694        4
   12/31/2006    14.694     17.457        0
   12/31/2007    17.457     18.780        0
   12/31/2008    18.780     13.143        0
RWDE 8  2.55%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     12.180        0
   12/31/2004    12.180     13.322       12
   12/31/2005    13.322     14.499       12
   12/31/2006    14.499     17.140       15
   12/31/2007    17.140     18.346       14
   12/31/2008    18.346     12.775       14
RWDT 1  1.65%         0
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     12.254       21
   12/31/2004    12.254     13.524       56
   12/31/2005    13.524     14.852       94
   12/31/2006    14.852     17.715       89
   12/31/2007    17.715     19.135      106
   12/31/2008    19.135     13.445       45
RWDT 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     12.229       13
   12/31/2004    12.229     13.456       50
   12/31/2005    13.456     14.734       72
   12/31/2006    14.734     17.521       83
   12/31/2007    17.521     18.868       81
   12/31/2008    18.868     13.218       80
RWDT 5  1.90%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     12.233        3
   12/31/2004    12.233     13.467       12
   12/31/2005    13.467     14.753       30
   12/31/2006    14.753     17.553       34
   12/31/2007    17.553     18.912       31
   12/31/2008    18.912     13.255       24
RWDT 6  2.40%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     12.192       61
   12/31/2004    12.192     13.355      461
   12/31/2005    13.355     14.558      988
   12/31/2006    14.558     17.234     1325
   12/31/2007    17.234     18.475     1401
   12/31/2008    18.475     12.884     1219

    The Allianz Rewards[(R)] Variable Annuity Contract SAI -  April 27, 2009

RWDT 7  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     12.237        0
   12/31/2004    12.237     13.479        0
   12/31/2005    13.479     14.773        1
   12/31/2006    14.773     17.585        0
   12/31/2007    17.585     18.956        0
   12/31/2008    18.956     13.293        0
RWDT 8  2.35%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     12.196        1
   12/31/2004    12.196     13.366        1
   12/31/2005    13.366     14.577       11
   12/31/2006    14.577     17.266       11
   12/31/2007    17.266     18.519       10
   12/31/2008    18.519     12.921        9
AZL Van Kampen Global Real Estate Fund
RWDE 1  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A     12.015       36
   12/31/2007    12.015     10.770        8
   12/31/2008    10.770      5.727        6
RWDE 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A     12.007       14
   12/31/2007    12.007     10.752        5
   12/31/2008    10.752      5.711        5
RWDE 3  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A     11.991       31
   12/31/2007    11.991     10.716       48
   12/31/2008    10.716      5.681       51
RWDE 4  2.00%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A     12.003       12
   12/31/2007    12.003     10.743       18
   12/31/2008    10.743      5.704       18
RWDE 5  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A     11.991        5
   12/31/2007    11.991     10.716        2
   12/31/2008    10.716      5.681        2
RWDE 7  2.05%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A     11.999        0
   12/31/2007    11.999     10.734        0
   12/31/2008    10.734      5.696        0
RWDE 8  2.55%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A     11.959        2
   12/31/2007    11.959     10.645        5
   12/31/2008    10.645      5.620        2
RWDT 1  1.65%         0
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A     12.032       69
   12/31/2007    12.032     10.806       61
   12/31/2008    10.806      5.758       50

    The Allianz Rewards[(R)] Variable Annuity Contract SAI -  April 27, 2009

RWDT 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A     12.007       40
   12/31/2007    12.007     10.752       36
   12/31/2008    10.752      5.711       41
RWDT 5  1.90%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A     12.011        9
   12/31/2007    12.011     10.761        4
   12/31/2008    10.761      5.719        6
RWDT 6  2.40%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A     11.971      287
   12/31/2007    11.971     10.671      490
   12/31/2008    10.671      5.643      422
RWDT 7  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A     12.015        0
   12/31/2007    12.015     10.770        0
   12/31/2008    10.770      5.727        0
RWDT 8  2.35%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A     11.975        0
   12/31/2007    11.975     10.680        0
   12/31/2008    10.680      5.651        0
AZL Van Kampen Growth and Income Fund
RWDE 1  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A      9.638      743
   12/31/2002     9.638      8.070      827
   12/31/2003     8.070     10.097      721
   12/31/2004    10.097     11.281      355
   12/31/2005    11.281     12.098      330
   12/31/2006    12.098     13.765      279
   12/31/2007    13.765     13.868      242
   12/31/2008    13.868      9.141      206
RWDE 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A      8.056       24
   12/31/2003     8.056     10.070       68
   12/31/2004    10.070     11.240       81
   12/31/2005    11.240     12.042       65
   12/31/2006    12.042     13.687       64
   12/31/2007    13.687     13.776       52
   12/31/2008    13.776      9.071       41
RWDE 3  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A      8.030      108
   12/31/2003     8.030     10.017      692
   12/31/2004    10.017     11.157      759
   12/31/2005    11.157     11.930      734
   12/31/2006    11.930     13.533      684
   12/31/2007    13.533     13.593      603
   12/31/2008    13.593      8.932      503
RWDE 4  2.00%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     10.057       17
   12/31/2004    10.057     11.219       53
   12/31/2005    11.219     12.013       59
   12/31/2006    12.013     13.648       50
   12/31/2007    13.648     13.730       55
   12/31/2008    13.730      9.036       53
RWDE 5  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     10.017        8
   12/31/2004    10.017     11.157       15
   12/31/2005    11.157     11.930       19
   12/31/2006    11.930     13.533       23
   12/31/2007    13.533     13.593       23
   12/31/2008    13.593      8.932       18

    The Allianz Rewards[(R)] Variable Annuity Contract SAI -  April 27, 2009

RWDE 7  2.05%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     10.044        2
   12/31/2004    10.044     11.199        2
   12/31/2005    11.199     11.985        4
   12/31/2006    11.985     13.610        4
   12/31/2007    13.610     13.684        1
   12/31/2008    13.684      9.001        1
RWDE 8  2.55%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      9.910       40
   12/31/2004     9.910     10.995       33
   12/31/2005    10.995     11.709       28
   12/31/2006    11.709     13.229       22
   12/31/2007    13.229     13.235       16
   12/31/2008    13.235      8.662       15
RWDT 1  1.65%         0
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A      9.651      138
   12/31/2002     9.651      8.097      287
   12/31/2003     8.097     10.151      343
   12/31/2004    10.151     11.364      360
   12/31/2005    11.364     12.212      356
   12/31/2006    12.212     13.922      314
   12/31/2007    13.922     14.055      275
   12/31/2008    14.055      9.282      293
RWDT 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A      8.056       85
   12/31/2003     8.056     10.070      365
   12/31/2004    10.070     11.240      369
   12/31/2005    11.240     12.042      387
   12/31/2006    12.042     13.687      307
   12/31/2007    13.687     13.776      271
   12/31/2008    13.776      9.071      273
RWDT 5  1.90%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     10.084        9
   12/31/2004    10.084     11.260       34
   12/31/2005    11.260     12.070       56
   12/31/2006    12.070     13.726       68
   12/31/2007    13.726     13.822       70
   12/31/2008    13.822      9.106       58
RWDT 6  2.40%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      9.950      200
   12/31/2004     9.950     11.055      765
   12/31/2005    11.055     11.791     1185
   12/31/2006    11.791     13.342     1462
   12/31/2007    13.342     13.368     1404
   12/31/2008    13.368      8.763     1295
RWDT 7  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     10.097        1
   12/31/2004    10.097     11.281        1
   12/31/2005    11.281     12.098        2
   12/31/2006    12.098     13.765        2
   12/31/2007    13.765     13.868        2
   12/31/2008    13.868      9.141        2
RWDT 8  2.35%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      9.963       11
   12/31/2004     9.963     11.076       26
   12/31/2005    11.076     11.819       34
   12/31/2006    11.819     13.380       38
   12/31/2007    13.380     13.413       33
   12/31/2008    13.413      8.796       26
AZL Van Kampen Mid Cap Growth Fund
RWDE 1  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A      9.491      335
   12/31/2002     9.491      7.058      368
   12/31/2003     7.058      8.899      317
   12/31/2004     8.899     10.590       93
   12/31/2005    10.590     12.220      146
   12/31/2006    12.220     13.102      132
   12/31/2007    13.102     15.714      174
   12/31/2008    15.714      7.941       99
RWDE 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A      7.047        2
   12/31/2003     7.047      8.875       11
   12/31/2004     8.875     10.552       15
   12/31/2005    10.552     12.163       26
   12/31/2006    12.163     13.028       21
   12/31/2007    13.028     15.609       26
   12/31/2008    15.609      7.880       19

    The Allianz Rewards[(R)] Variable Annuity Contract SAI -  April 27, 2009

RWDE 3  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A      7.023       42
   12/31/2003     7.023      8.828      271
   12/31/2004     8.828     10.474      218
   12/31/2005    10.474     12.050      316
   12/31/2006    12.050     12.881      354
   12/31/2007    12.881     15.402      580
   12/31/2008    15.402      7.760      506
RWDE 4  2.00%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      8.864       15
   12/31/2004     8.864     10.532       82
   12/31/2005    10.532     12.135      109
   12/31/2006    12.135     12.991       82
   12/31/2007    12.991     15.557       91
   12/31/2008    15.557      7.850       59
RWDE 5  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      8.828        6
   12/31/2004     8.828     10.474       23
   12/31/2005    10.474     12.050       26
   12/31/2006    12.050     12.881       19
   12/31/2007    12.881     15.402       32
   12/31/2008    15.402      7.760       26
RWDE 7  2.05%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      8.852        0
   12/31/2004     8.852     10.513        0
   12/31/2005    10.513     12.107        2
   12/31/2006    12.107     12.954        4
   12/31/2007    12.954     15.505        5
   12/31/2008    15.505      7.820        2
RWDE 8  2.55%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      8.734       22
   12/31/2004     8.734     10.322       14
   12/31/2005    10.322     11.827       16
   12/31/2006    11.827     12.592       10
   12/31/2007    12.592     14.996       12
   12/31/2008    14.996      7.525       13
RWDT 1  1.65%         0
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A      9.504       37
   12/31/2002     9.504      7.082      104
   12/31/2003     7.082      8.947      158
   12/31/2004     8.947     10.669      148
   12/31/2005    10.669     12.335      160
   12/31/2006    12.335     13.251      179
   12/31/2007    13.251     15.925      262
   12/31/2008    15.925      8.064      143
RWDT 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A      7.047       22
   12/31/2003     7.047      8.875       76
   12/31/2004     8.875     10.552       97
   12/31/2005    10.552     12.163      153
   12/31/2006    12.163     13.028      145
   12/31/2007    13.028     15.609      223
   12/31/2008    15.609      7.880      163
RWDT 5  1.90%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      8.887        9
   12/31/2004     8.887     10.571       20
   12/31/2005    10.571     12.192       30
   12/31/2006    12.192     13.065       35
   12/31/2007    13.065     15.661       67
   12/31/2008    15.661      7.910       39
RWDT 6  2.40%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      8.769       87
   12/31/2004     8.769     10.379      364
   12/31/2005    10.379     11.910      958
   12/31/2006    11.910     12.699     1327
   12/31/2007    12.699     15.147     2367
   12/31/2008    15.147      7.613     1971
RWDT 7  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      8.899        0
   12/31/2004     8.899     10.590        0
   12/31/2005    10.590     12.220        0
   12/31/2006    12.220     13.102        0
   12/31/2007    13.102     15.714        0
   12/31/2008    15.714      7.941        0

    The Allianz Rewards[(R)] Variable Annuity Contract SAI -  April 27, 2009

RWDT 8  2.35%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      8.781        1
   12/31/2004     8.781     10.398        3
   12/31/2005    10.398     11.938        4
   12/31/2006    11.938     12.735        6
   12/31/2007    12.735     15.198       11
   12/31/2008    15.198      7.642       10
BlackRock Global Allocation V.I. Fund
RWDE 1  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A        N/A      N/A
   12/31/2008       N/A      7.895       11
RWDE 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A        N/A      N/A
   12/31/2008       N/A      7.890        2
RWDE 3  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A        N/A      N/A
   12/31/2008       N/A      7.880       60
RWDE 4  2.00%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A        N/A      N/A
   12/31/2008       N/A      7.888       12
RWDE 5  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A        N/A      N/A
   12/31/2008       N/A      7.880        4
RWDE 7  2.05%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A        N/A      N/A
   12/31/2008       N/A      7.885        0
RWDE 8  2.55%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A        N/A      N/A
   12/31/2008       N/A      7.858        8
RWDT 1  1.65%         0
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A        N/A      N/A
   12/31/2008       N/A      7.906       61
RWDT 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A        N/A      N/A
   12/31/2008       N/A      7.890      109

    The Allianz Rewards[(R)] Variable Annuity Contract SAI -  April 27, 2009

RWDT 5  1.90%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A        N/A      N/A
   12/31/2008       N/A      7.893        2
RWDT 6  2.40%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A        N/A      N/A
   12/31/2008       N/A      7.866      480
RWDT 7  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A        N/A      N/A
   12/31/2008       N/A      7.895       12
RWDT 8  2.35%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A        N/A      N/A
   12/31/2008       N/A      7.869        7
Davis VA Financial Portfolio
RWDE 1  1.85%
   12/31/2000       N/A     13.265       76
   12/31/2001    13.265     11.669      134
   12/31/2002    11.669      9.526      166
   12/31/2003     9.526     12.359      152
   12/31/2004    12.359     13.383      134
   12/31/2005    13.383     14.240      114
   12/31/2006    14.240     16.566      109
   12/31/2007    16.566     15.278       86
   12/31/2008    15.278      8.044       90
RWDE 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A      9.499        5
   12/31/2003     9.499     12.310       11
   12/31/2004    12.310     13.317       13
   12/31/2005    13.317     14.156        8
   12/31/2006    14.156     16.452        7
   12/31/2007    16.452     15.157        8
   12/31/2008    15.157      7.972        8
RWDE 3  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A      9.443       51
   12/31/2003     9.443     12.214      319
   12/31/2004    12.214     13.187      277
   12/31/2005    13.187     13.989      208
   12/31/2006    13.989     16.226      182
   12/31/2007    16.226     14.919      164
   12/31/2008    14.919      7.831      159
RWDE 4  2.00%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     12.286        8
   12/31/2004    12.286     13.285       20
   12/31/2005    13.285     14.114       21
   12/31/2006    14.114     16.395       17
   12/31/2007    16.395     15.097       18
   12/31/2008    15.097      7.937       14
RWDE 5  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     12.214        1
   12/31/2004    12.214     13.187        2
   12/31/2005    13.187     13.989        2
   12/31/2006    13.989     16.226        1
   12/31/2007    16.226     14.919        1
   12/31/2008    14.919      7.831        1
RWDE 7  2.05%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     12.262        6
   12/31/2004    12.262     13.252        3
   12/31/2005    13.252     14.072        1
   12/31/2006    14.072     16.339        1
   12/31/2007    16.339     15.038        0
   12/31/2008    15.038      7.902        0

    The Allianz Rewards[(R)] Variable Annuity Contract SAI -  April 27, 2009

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                                       70

RWDE 8  2.55%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     12.024        8
   12/31/2004    12.024     12.930        9
   12/31/2005    12.930     13.662        6
   12/31/2006    13.662     15.783        8
   12/31/2007    15.783     14.454        6
   12/31/2008    14.454      7.557       11
RWDT 1  1.65%         0
   12/31/2000       N/A     13.289       90
   12/31/2001    13.289     11.714      192
   12/31/2002    11.714      9.582      182
   12/31/2003     9.582     12.456      181
   12/31/2004    12.456     13.515      149
   12/31/2005    13.515     14.409      101
   12/31/2006    14.409     16.797      104
   12/31/2007    16.797     15.522       95
   12/31/2008    15.522      8.189       66
RWDT 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A      9.499       34
   12/31/2003     9.499     12.310      138
   12/31/2004    12.310     13.317      124
   12/31/2005    13.317     14.156      109
   12/31/2006    14.156     16.452      100
   12/31/2007    16.452     15.157       73
   12/31/2008    15.157      7.972       79
RWDT 5  1.90%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     12.334        1
   12/31/2004    12.334     13.350       13
   12/31/2005    13.350     14.198       12
   12/31/2006    14.198     16.509       13
   12/31/2007    16.509     15.217       14
   12/31/2008    15.217      8.008       12
RWDT 6  2.40%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     12.095       50
   12/31/2004    12.095     13.026      223
   12/31/2005    13.026     13.784      328
   12/31/2006    13.784     15.948      451
   12/31/2007    15.948     14.626      395
   12/31/2008    14.626      7.659      388
RWDT 7  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     12.359        1
   12/31/2004    12.359     13.383        0
   12/31/2005    13.383     14.240        0
   12/31/2006    14.240     16.566        0
   12/31/2007    16.566     15.278        0
   12/31/2008    15.278      8.044        0
RWDT 8  2.35%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     12.119       16
   12/31/2004    12.119     13.058       17
   12/31/2005    13.058     13.824       16
   12/31/2006    13.824     16.003       15
   12/31/2007    16.003     14.684       13
   12/31/2008    14.684      7.693       12
Davis VA Value Portfolio
RWDE 1  1.85%
   12/31/2000       N/A     10.874       68
   12/31/2001    10.874      9.565      227
   12/31/2002     9.565      7.863      329
   12/31/2003     7.863     10.015      314
   12/31/2004    10.015     11.043      294
   12/31/2005    11.043     11.865      281
   12/31/2006    11.865     13.396      249
   12/31/2007    13.396     13.759      204
   12/31/2008    13.759      8.060      163
RWDE 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A      7.840       13
   12/31/2003     7.840      9.976       36
   12/31/2004     9.976     10.989       39
   12/31/2005    10.989     11.795       37
   12/31/2006    11.795     13.304       30
   12/31/2007    13.304     13.650       32
   12/31/2008    13.650      7.988       28
RWDE 3  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A      7.794      193
   12/31/2003     7.794      9.898      809
   12/31/2004     9.898     10.882      811
   12/31/2005    10.882     11.657      732
   12/31/2006    11.657     13.121      662
   12/31/2007    13.121     13.436      582
   12/31/2008    13.436      7.847      501

    The Allianz Rewards[(R)] Variable Annuity Contract SAI -  April 27, 2009

RWDE 4  2.00%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      9.957       12
   12/31/2004     9.957     10.962       26
   12/31/2005    10.962     11.761       20
   12/31/2006    11.761     13.258       16
   12/31/2007    13.258     13.596       16
   12/31/2008    13.596      7.953       14
RWDE 5  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      9.898        2
   12/31/2004     9.898     10.882        2
   12/31/2005    10.882     11.657        2
   12/31/2006    11.657     13.121        2
   12/31/2007    13.121     13.436        2
   12/31/2008    13.436      7.847        1
RWDE 7  2.05%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      9.937       12
   12/31/2004     9.937     10.935        4
   12/31/2005    10.935     11.726        4
   12/31/2006    11.726     13.212        4
   12/31/2007    13.212     13.543        4
   12/31/2008    13.543      7.917        2
RWDE 8  2.55%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      9.744       11
   12/31/2004     9.744     10.670        8
   12/31/2005    10.670     11.384        4
   12/31/2006    11.384     12.763        2
   12/31/2007    12.763     13.017        1
   12/31/2008    13.017      7.572        1
RWDT 1  1.65%         0
   12/31/2000       N/A     10.894      130
   12/31/2001    10.894      9.601      441
   12/31/2002     9.601      7.909      846
   12/31/2003     7.909     10.094      776
   12/31/2004    10.094     11.153      741
   12/31/2005    11.153     12.007      648
   12/31/2006    12.007     13.582      584
   12/31/2007    13.582     13.979      517
   12/31/2008    13.979      8.205      435
RWDT 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A      7.840       81
   12/31/2003     7.840      9.976      286
   12/31/2004     9.976     10.989      270
   12/31/2005    10.989     11.795      248
   12/31/2006    11.795     13.304      211
   12/31/2007    13.304     13.650      179
   12/31/2008    13.650      7.988      159
RWDT 5  1.90%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      9.996       24
   12/31/2004     9.996     11.016       35
   12/31/2005    11.016     11.830       34
   12/31/2006    11.830     13.350       34
   12/31/2007    13.350     13.704       32
   12/31/2008    13.704      8.024       29
RWDT 6  2.40%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      9.802      284
   12/31/2004     9.802     10.749      647
   12/31/2005    10.749     11.485      622
   12/31/2006    11.485     12.896      535
   12/31/2007    12.896     13.172      459
   12/31/2008    13.172      7.674      381
RWDT 7  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     10.015        8
   12/31/2004    10.015     11.043        8
   12/31/2005    11.043     11.865        8
   12/31/2006    11.865     13.396        8
   12/31/2007    13.396     13.759        8
   12/31/2008    13.759      8.060        8
RWDT 8  2.35%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      9.821       12
   12/31/2004     9.821     10.775       16
   12/31/2005    10.775     11.519       12
   12/31/2006    11.519     12.941       12
   12/31/2007    12.941     13.225        9
   12/31/2008    13.225      7.708        8

    The Allianz Rewards[(R)] Variable Annuity Contract SAI -  April 27, 2009

Franklin Global Real Estate Securities Fund
RWDE 1  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A     27.807        5
   12/31/2002    27.807     27.863       46
   12/31/2003    27.863     37.130       97
   12/31/2004    37.130     48.038      104
   12/31/2005    48.038     53.515       96
   12/31/2006    53.515     63.351       60
   12/31/2007    63.351     49.210       35
   12/31/2008    49.210     27.828       20
RWDE 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A     27.482        5
   12/31/2003    27.482     36.585       17
   12/31/2004    36.585     47.286       19
   12/31/2005    47.286     52.624       20
   12/31/2006    52.624     62.235       11
   12/31/2007    62.235     48.295        8
   12/31/2008    48.295     27.283        8
RWDE 3  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A     26.735       39
   12/31/2003    26.735     35.520      179
   12/31/2004    35.520     45.817      210
   12/31/2005    45.817     50.888      186
   12/31/2006    50.888     60.061      166
   12/31/2007    60.061     46.514      115
   12/31/2008    46.514     26.225       79
RWDE 4  2.00%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     36.316       10
   12/31/2004    36.316     46.914       31
   12/31/2005    46.914     52.185       32
   12/31/2006    52.185     61.684       27
   12/31/2007    61.684     47.843       21
   12/31/2008    47.843     27.015       17
RWDE 5  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     35.520        2
   12/31/2004    35.520     45.817        7
   12/31/2005    45.817     50.888        7
   12/31/2006    50.888     60.061        6
   12/31/2007    60.061     46.514        5
   12/31/2008    46.514     26.225        4
RWDE 7  2.05%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     36.049        1
   12/31/2004    36.049     46.546        3
   12/31/2005    46.546     51.749        3
   12/31/2006    51.749     61.138        1
   12/31/2007    61.138     47.396        1
   12/31/2008    47.396     26.749        1
RWDE 8  2.55%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     33.481        3
   12/31/2004    33.481     43.014        6
   12/31/2005    43.014     47.585        6
   12/31/2006    47.585     55.939        4
   12/31/2007    55.939     43.148        2
   12/31/2008    43.148     24.230        1
RWDT 1  1.65%         0
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A     28.527        7
   12/31/2002    28.527     28.641       54
   12/31/2003    28.641     38.244      133
   12/31/2004    38.244     49.578      145
   12/31/2005    49.578     55.341      120
   12/31/2006    55.341     65.643       96
   12/31/2007    65.643     51.094       61
   12/31/2008    51.094     28.951       41
RWDT 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A     27.482       16
   12/31/2003    27.482     36.585       87
   12/31/2004    36.585     47.286      121
   12/31/2005    47.286     52.624      111
   12/31/2006    52.624     62.235       98
   12/31/2007    62.235     48.295       80
   12/31/2008    48.295     27.283       69
RWDT 5  1.90%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     36.856        4
   12/31/2004    36.856     47.661       18
   12/31/2005    47.661     53.068       29
   12/31/2006    53.068     62.790       28
   12/31/2007    62.790     48.750       20
   12/31/2008    48.750     27.554       18

    The Allianz Rewards[(R)] Variable Annuity Contract SAI -  April 27, 2009

RWDT 6  2.40%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     34.232       66
   12/31/2004    34.232     44.045      304
   12/31/2005    44.045     48.798      508
   12/31/2006    48.798     57.451      496
   12/31/2007    57.451     44.381      421
   12/31/2008    44.381     24.959      354
RWDT 7  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     37.130        1
   12/31/2004    37.130     48.038        1
   12/31/2005    48.038     53.515        1
   12/31/2006    53.515     63.351        0
   12/31/2007    63.351     49.210        0
   12/31/2008    49.210     27.828        0
RWDT 8  2.35%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     34.485        3
   12/31/2004    34.485     44.394        4
   12/31/2005    44.394     49.209        7
   12/31/2006    49.209     57.963        3
   12/31/2007    57.963     44.800        1
   12/31/2008    44.800     25.207        0
Franklin Growth and Income Securities Fund
RWDE 1  1.85%
   12/31/2000       N/A     30.769       10
   12/31/2001    30.769     29.515       62
   12/31/2002    29.515     24.420       92
   12/31/2003    24.420     30.132       86
   12/31/2004    30.132     32.718       72
   12/31/2005    32.718     33.249       71
   12/31/2006    33.249     38.110       59
   12/31/2007    38.110     36.021       49
   12/31/2008    36.021     22.932       35
RWDE 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A     22.491        2
   12/31/2003    22.491     27.724        9
   12/31/2004    27.724     30.073       15
   12/31/2005    30.073     30.530       14
   12/31/2006    30.530     34.959       10
   12/31/2007    34.959     33.009       10
   12/31/2008    33.009     20.994        9
RWDE 3  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A     21.880       30
   12/31/2003    21.880     26.917      148
   12/31/2004    26.917     29.138      144
   12/31/2005    29.138     29.522      141
   12/31/2006    29.522     33.738      133
   12/31/2007    33.738     31.792      114
   12/31/2008    31.792     20.179       90
RWDE 4  2.00%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     27.520        5
   12/31/2004    27.520     29.836       24
   12/31/2005    29.836     30.275       31
   12/31/2006    30.275     34.649       31
   12/31/2007    34.649     32.701       36
   12/31/2008    32.701     20.787       28
RWDE 5  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     26.917        2
   12/31/2004    26.917     29.138        6
   12/31/2005    29.138     29.522        8
   12/31/2006    29.522     33.738        8
   12/31/2007    33.738     31.792        7
   12/31/2008    31.792     20.179        5
RWDE 7  2.05%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     27.317        1
   12/31/2004    27.317     29.602        1
   12/31/2005    29.602     30.022        1
   12/31/2006    30.022     34.343        1
   12/31/2007    34.343     32.395        1
   12/31/2008    32.395     20.583        1
RWDE 8  2.55%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     25.372        2
   12/31/2004    25.372     27.356        2
   12/31/2005    27.356     27.606        2
   12/31/2006    27.606     31.422        2
   12/31/2007    31.422     29.491        2
   12/31/2008    29.491     18.644        2

    The Allianz Rewards[(R)] Variable Annuity Contract SAI -  April 27, 2009

RWDT 1  1.65%         0
   12/31/2000       N/A     30.892       15
   12/31/2001    30.892     29.692       76
   12/31/2002    29.692     24.616      116
   12/31/2003    24.616     30.434      138
   12/31/2004    30.434     33.112      134
   12/31/2005    33.112     33.716      119
   12/31/2006    33.716     38.723      108
   12/31/2007    38.723     36.674       93
   12/31/2008    36.674     23.395       63
RWDT 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A     22.491       14
   12/31/2003    22.491     27.724       69
   12/31/2004    27.724     30.073       68
   12/31/2005    30.073     30.530       54
   12/31/2006    30.530     34.959       49
   12/31/2007    34.959     33.009       44
   12/31/2008    33.009     20.994       34
RWDT 5  1.90%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     28.029        4
   12/31/2004    28.029     30.419       28
   12/31/2005    30.419     30.896       39
   12/31/2006    30.896     35.396       36
   12/31/2007    35.396     33.439       35
   12/31/2008    33.439     21.278       29
RWDT 6  2.40%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     25.940       62
   12/31/2004    25.940     28.011      334
   12/31/2005    28.011     28.310      465
   12/31/2006    28.310     32.271      512
   12/31/2007    32.271     30.334      485
   12/31/2008    30.334     19.206      424
RWDT 7  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     28.137        1
   12/31/2004    28.137     30.551        1
   12/31/2005    30.551     31.046        1
   12/31/2006    31.046     35.586        1
   12/31/2007    35.586     33.635        1
   12/31/2008    33.635     21.413        2
RWDT 8  2.35%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     26.133       16
   12/31/2004    26.133     28.233       15
   12/31/2005    28.233     28.548       12
   12/31/2006    28.548     32.559        8
   12/31/2007    32.559     30.620        8
   12/31/2008    30.620     19.397        7
Franklin High Income Securities Fund
RWDE 1  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A     17.308        0
   12/31/2002    17.308     15.299       32
   12/31/2003    15.299     19.701      112
   12/31/2004    19.701     21.249       50
   12/31/2005    21.249     21.552       44
   12/31/2006    21.552     23.139       40
   12/31/2007    23.139     23.329       25
   12/31/2008    23.329     17.547       22
RWDE 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A     15.090        3
   12/31/2003    15.090     19.412       25
   12/31/2004    19.412     20.916       18
   12/31/2005    20.916     21.193       17
   12/31/2006    21.193     22.731       15
   12/31/2007    22.731     22.895       11
   12/31/2008    22.895     17.203        9
RWDE 3  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A     14.680       18
   12/31/2003    14.680     18.847      203
   12/31/2004    18.847     20.266      183
   12/31/2005    20.266     20.494      168
   12/31/2006    20.494     21.937      186
   12/31/2007    21.937     22.051       94
   12/31/2008    22.051     16.536       69
RWDE 4  2.00%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     19.270       11
   12/31/2004    19.270     20.752       35
   12/31/2005    20.752     21.016       30
   12/31/2006    21.016     22.530       32
   12/31/2007    22.530     22.681       31
   12/31/2008    22.681     17.034       14

    The Allianz Rewards[(R)] Variable Annuity Contract SAI -  April 27, 2009

RWDE 5  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     18.847        1
   12/31/2004    18.847     20.266        5
   12/31/2005    20.266     20.494        8
   12/31/2006    20.494     21.937        5
   12/31/2007    21.937     22.051        6
   12/31/2008    22.051     16.536        5
RWDE 7  2.05%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     19.128        0
   12/31/2004    19.128     20.589        1
   12/31/2005    20.589     20.841        1
   12/31/2006    20.841     22.331        1
   12/31/2007    22.331     22.469        1
   12/31/2008    22.469     16.866        1
RWDE 8  2.55%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     17.765        1
   12/31/2004    17.765     19.027        1
   12/31/2005    19.027     19.164        1
   12/31/2006    19.164     20.432        4
   12/31/2007    20.432     20.455        4
   12/31/2008    20.455     15.278        3
RWDT 1  1.65%         0
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A     17.756        0
   12/31/2002    17.756     15.726       41
   12/31/2003    15.726     20.292      182
   12/31/2004    20.292     21.930       75
   12/31/2005    21.930     22.287       71
   12/31/2006    22.287     23.976       67
   12/31/2007    23.976     24.222       43
   12/31/2008    24.222     18.255       35
RWDT 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A     15.090        9
   12/31/2003    15.090     19.412       65
   12/31/2004    19.412     20.916       48
   12/31/2005    20.916     21.193       32
   12/31/2006    21.193     22.731       31
   12/31/2007    22.731     22.895       31
   12/31/2008    22.895     17.203       27
RWDT 5  1.90%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     19.556        9
   12/31/2004    19.556     21.082       28
   12/31/2005    21.082     21.372       35
   12/31/2006    21.372     22.934       32
   12/31/2007    22.934     23.111       29
   12/31/2008    23.111     17.374       25
RWDT 6  2.40%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     18.164      125
   12/31/2004    18.164     19.482      457
   12/31/2005    19.482     19.652      366
   12/31/2006    19.652     20.984      459
   12/31/2007    20.984     21.040      450
   12/31/2008    21.040     15.738      415
RWDT 7  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     19.701        1
   12/31/2004    19.701     21.249        0
   12/31/2005    21.249     21.552        0
   12/31/2006    21.552     23.139        0
   12/31/2007    23.139     23.329        0
   12/31/2008    23.329     17.547        0
RWDT 8  2.35%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     18.298        2
   12/31/2004    18.298     19.637        1
   12/31/2005    19.637     19.818        1
   12/31/2006    19.818     21.171        1
   12/31/2007    21.171     21.238        3
   12/31/2008    21.238     15.894        3
Franklin Income Securities Fund
RWDE 1  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A     26.801        0
   12/31/2002    26.801     26.149       46
   12/31/2003    26.149     33.812       63
   12/31/2004    33.812     37.789       79
   12/31/2005    37.789     37.693       85
   12/31/2006    37.693     43.754      110
   12/31/2007    43.754     44.561      105
   12/31/2008    44.561     30.770       89

    The Allianz Rewards[(R)] Variable Annuity Contract SAI -  April 27, 2009

RWDE 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A     25.792        4
   12/31/2003    25.792     33.316       23
   12/31/2004    33.316     37.197       34
   12/31/2005    37.197     37.066       30
   12/31/2006    37.066     42.983       25
   12/31/2007    42.983     43.732       23
   12/31/2008    43.732     30.167       15
RWDE 3  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A     25.091       22
   12/31/2003    25.091     32.346      126
   12/31/2004    32.346     36.042      148
   12/31/2005    36.042     35.843      145
   12/31/2006    35.843     41.482      177
   12/31/2007    41.482     42.120      165
   12/31/2008    42.120     28.997      123
RWDE 4  2.00%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     33.071        6
   12/31/2004    33.071     36.905       32
   12/31/2005    36.905     36.757       43
   12/31/2006    36.757     42.603       68
   12/31/2007    42.603     43.323       83
   12/31/2008    43.323     29.870       51
RWDE 5  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     32.346        0
   12/31/2004    32.346     36.042        3
   12/31/2005    36.042     35.843        4
   12/31/2006    35.843     41.482        7
   12/31/2007    41.482     42.120        5
   12/31/2008    42.120     28.997        5
RWDE 7  2.05%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     32.827        0
   12/31/2004    32.827     36.615        1
   12/31/2005    36.615     36.450        1
   12/31/2006    36.450     42.226        1
   12/31/2007    42.226     42.918        1
   12/31/2008    42.918     29.576        0
RWDE 8  2.55%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     30.489        6
   12/31/2004    30.489     33.837        7
   12/31/2005    33.837     33.517        8
   12/31/2006    33.517     38.635        9
   12/31/2007    38.635     39.071       10
   12/31/2008    39.071     26.791        8
RWDT 1  1.65%         0
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A     27.495        6
   12/31/2002    27.495     26.880       73
   12/31/2003    26.880     34.826       87
   12/31/2004    34.826     39.001      115
   12/31/2005    39.001     38.980      131
   12/31/2006    38.980     45.337      153
   12/31/2007    45.337     46.266      162
   12/31/2008    46.266     32.012       97
RWDT 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A     25.792       19
   12/31/2003    25.792     33.316       94
   12/31/2004    33.316     37.197       69
   12/31/2005    37.197     37.066       71
   12/31/2006    37.066     42.983       87
   12/31/2007    42.983     43.732       93
   12/31/2008    43.732     30.167       70
RWDT 5  1.90%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     33.563        0
   12/31/2004    33.563     37.492       13
   12/31/2005    37.492     37.378       30
   12/31/2006    37.378     43.367       47
   12/31/2007    43.367     44.144       44
   12/31/2008    44.144     30.467       35
RWDT 6  2.40%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     31.173        9
   12/31/2004    31.173     34.648      239
   12/31/2005    34.648     34.371      537
   12/31/2006    34.371     39.679      816
   12/31/2007    39.679     40.188      947
   12/31/2008    40.188     27.597      877

    The Allianz Rewards[(R)] Variable Annuity Contract SAI -  April 27, 2009

RWDT 7  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     33.812        0
   12/31/2004    33.812     37.789        1
   12/31/2005    37.789     37.693        1
   12/31/2006    37.693     43.754        1
   12/31/2007    43.754     44.561        1
   12/31/2008    44.561     30.770        1
RWDT 8  2.35%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     31.404        3
   12/31/2004    31.404     34.922        3
   12/31/2005    34.922     34.660        3
   12/31/2006    34.660     40.033        3
   12/31/2007    40.033     40.567        2
   12/31/2008    40.567     27.872        2
Franklin Large Cap Growth Securities Fund
RWDE 1  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A     17.841        4
   12/31/2002    17.841     13.453       38
   12/31/2003    13.453     16.765       39
   12/31/2004    16.765     17.763       39
   12/31/2005    17.763     17.622       44
   12/31/2006    17.622     19.185       36
   12/31/2007    19.185     20.005       28
   12/31/2008    20.005     12.857       25
RWDE 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A     13.364        3
   12/31/2003    13.364     16.637       21
   12/31/2004    16.637     17.609       23
   12/31/2005    17.609     17.453       22
   12/31/2006    17.453     18.982       19
   12/31/2007    18.982     19.773       20
   12/31/2008    19.773     12.695       18
RWDE 3  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A     13.187       74
   12/31/2003    13.187     16.384      239
   12/31/2004    16.384     17.306      227
   12/31/2005    17.306     17.118      226
   12/31/2006    17.118     18.581      205
   12/31/2007    18.581     19.317      171
   12/31/2008    19.317     12.377      151
RWDE 4  2.00%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     16.573       10
   12/31/2004    16.573     17.533       29
   12/31/2005    17.533     17.369       37
   12/31/2006    17.369     18.881       35
   12/31/2007    18.881     19.658       38
   12/31/2008    19.658     12.615       27
RWDE 5  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     16.384        0
   12/31/2004    16.384     17.306        3
   12/31/2005    17.306     17.118        9
   12/31/2006    17.118     18.581       11
   12/31/2007    18.581     19.317       11
   12/31/2008    19.317     12.377       10
RWDE 7  2.05%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     16.510        0
   12/31/2004    16.510     17.457        1
   12/31/2005    17.457     17.285        0
   12/31/2006    17.285     18.780        0
   12/31/2007    18.780     19.543        0
   12/31/2008    19.543     12.535        0
RWDE 8  2.55%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     15.889        1
   12/31/2004    15.889     16.716        1
   12/31/2005    16.716     16.469        1
   12/31/2006    16.469     17.805        2
   12/31/2007    17.805     18.435        2
   12/31/2008    18.435     11.765        2
RWDT 1  1.65%         0
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A     18.045        6
   12/31/2002    18.045     13.634       63
   12/31/2003    13.634     17.024       85
   12/31/2004    17.024     18.073      109
   12/31/2005    18.073     17.967      111
   12/31/2006    17.967     19.599       93
   12/31/2007    19.599     20.478       87
   12/31/2008    20.478     13.187       71

    The Allianz Rewards[(R)] Variable Annuity Contract SAI -  April 27, 2009

RWDT 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A     13.364       41
   12/31/2003    13.364     16.637      141
   12/31/2004    16.637     17.609      144
   12/31/2005    17.609     17.453      124
   12/31/2006    17.453     18.982      102
   12/31/2007    18.982     19.773       87
   12/31/2008    19.773     12.695       64
RWDT 5  1.90%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     16.701        3
   12/31/2004    16.701     17.686       28
   12/31/2005    17.686     17.537       34
   12/31/2006    17.537     19.083       36
   12/31/2007    19.083     19.889       32
   12/31/2008    19.889     12.776       31
RWDT 6  2.40%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     16.072      121
   12/31/2004    16.072     16.935      601
   12/31/2005    16.935     16.709      897
   12/31/2006    16.709     18.092      916
   12/31/2007    18.092     18.761      862
   12/31/2008    18.761     11.991      790
RWDT 7  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     16.765        0
   12/31/2004    16.765     17.763        0
   12/31/2005    17.763     17.622        1
   12/31/2006    17.622     19.185        2
   12/31/2007    19.185     20.005        3
   12/31/2008    20.005     12.857        3
RWDT 8  2.35%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     16.134        3
   12/31/2004    16.134     17.009        5
   12/31/2005    17.009     16.790        8
   12/31/2006    16.790     18.189        6
   12/31/2007    18.189     18.871        7
   12/31/2008    18.871     12.067        5
Franklin Rising Dividends Securities Fund
RWDE 1  1.85%
   12/31/2000       N/A     22.545        5
   12/31/2001    22.545     25.131       90
   12/31/2002    25.131     24.280      159
   12/31/2003    24.280     29.695      174
   12/31/2004    29.695     32.355      164
   12/31/2005    32.355     32.852      177
   12/31/2006    32.852     37.774      130
   12/31/2007    37.774     36.081      109
   12/31/2008    36.081     25.820       51
RWDE 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A     22.988       11
   12/31/2003    22.988     28.087       27
   12/31/2004    28.087     30.572       29
   12/31/2005    30.572     31.011       27
   12/31/2006    31.011     35.621       25
   12/31/2007    35.621     33.990       19
   12/31/2008    33.990     24.300       15
RWDE 3  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A     22.490      100
   12/31/2003    22.490     27.424      444
   12/31/2004    27.424     29.791      450
   12/31/2005    29.791     30.158      422
   12/31/2006    30.158     34.572      377
   12/31/2007    34.572     32.923      323
   12/31/2008    32.923     23.490      263
RWDE 4  2.00%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     27.453       14
   12/31/2004    27.453     29.867       57
   12/31/2005    29.867     30.280       70
   12/31/2006    30.280     34.765       71
   12/31/2007    34.765     33.157       56
   12/31/2008    33.157     23.692       53
RWDE 5  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     27.424        2
   12/31/2004    27.424     29.791       12
   12/31/2005    29.791     30.158       15
   12/31/2006    30.158     34.572       16
   12/31/2007    34.572     32.923       15
   12/31/2008    32.923     23.490       14

    The Allianz Rewards[(R)] Variable Annuity Contract SAI -  April 27, 2009

RWDE 7  2.05%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     27.753        3
   12/31/2004    27.753     30.179        5
   12/31/2005    30.179     30.581        3
   12/31/2006    30.581     35.093        3
   12/31/2007    35.093     33.453        3
   12/31/2008    33.453     23.891        2
RWDE 8  2.55%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     26.144        6
   12/31/2004    26.144     28.287        8
   12/31/2005    28.287     28.522        7
   12/31/2006    28.522     32.566        7
   12/31/2007    32.566     30.889        5
   12/31/2008    30.889     21.950        5
RWDT 1  1.65%         0
   12/31/2000       N/A     22.634        9
   12/31/2001    22.634     25.282      135
   12/31/2002    25.282     24.475      220
   12/31/2003    24.475     29.993      234
   12/31/2004    29.993     32.745      235
   12/31/2005    32.745     33.314      210
   12/31/2006    33.314     38.382      198
   12/31/2007    38.382     36.736      150
   12/31/2008    36.736     26.341      115
RWDT 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A     22.988       43
   12/31/2003    22.988     28.087      162
   12/31/2004    28.087     30.572      175
   12/31/2005    30.572     31.011      167
   12/31/2006    31.011     35.621      134
   12/31/2007    35.621     33.990      115
   12/31/2008    33.990     24.300       93
RWDT 5  1.90%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     28.255        4
   12/31/2004    28.255     30.771       24
   12/31/2005    30.771     31.228       43
   12/31/2006    31.228     35.888       34
   12/31/2007    35.888     34.263       29
   12/31/2008    34.263     24.506       26
RWDT 6  2.40%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     26.617      109
   12/31/2004    26.617     28.842      475
   12/31/2005    28.842     29.124      708
   12/31/2006    29.124     33.304      698
   12/31/2007    33.304     31.637      593
   12/31/2008    31.637     22.515      516
RWDT 7  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     28.424        0
   12/31/2004    28.424     30.971        0
   12/31/2005    30.971     31.446        0
   12/31/2006    31.446     36.157        0
   12/31/2007    36.157     34.537        0
   12/31/2008    34.537     24.715        0
RWDT 8  2.35%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     26.776       14
   12/31/2004    26.776     29.029       16
   12/31/2005    29.029     29.328        8
   12/31/2006    29.328     33.554       10
   12/31/2007    33.554     31.890        8
   12/31/2008    31.890     22.707        6
Franklin Small Cap Value Securities Fund
RWDE 1  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A     10.498        0
   12/31/2002    10.498      9.351       52
   12/31/2003     9.351     12.129       41
   12/31/2004    12.129     14.733       72
   12/31/2005    14.733     15.732       49
   12/31/2006    15.732     18.067       49
   12/31/2007    18.067     17.312       27
   12/31/2008    17.312     11.383       18
RWDE 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A      9.308        1
   12/31/2003     9.308     12.060       11
   12/31/2004    12.060     14.635       29
   12/31/2005    14.635     15.611       28
   12/31/2006    15.611     17.911       19
   12/31/2007    17.911     17.145       15
   12/31/2008    17.145     11.262       12

    The Allianz Rewards[(R)] Variable Annuity Contract SAI -  April 27, 2009

RWDE 3  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A      9.221       60
   12/31/2003     9.221     11.924      391
   12/31/2004    11.924     14.441      418
   12/31/2005    14.441     15.374      385
   12/31/2006    15.374     17.603      331
   12/31/2007    17.603     16.816      293
   12/31/2008    16.816     11.024      198
RWDE 4  2.00%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     12.026       15
   12/31/2004    12.026     14.586       27
   12/31/2005    14.586     15.552       30
   12/31/2006    15.552     17.833       22
   12/31/2007    17.833     17.062       21
   12/31/2008    17.062     11.202       16
RWDE 5  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     11.924        1
   12/31/2004    11.924     14.441        7
   12/31/2005    14.441     15.374        8
   12/31/2006    15.374     17.603        8
   12/31/2007    17.603     16.816        8
   12/31/2008    16.816     11.024        6
RWDE 7  2.05%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     11.992        0
   12/31/2004    11.992     14.538        2
   12/31/2005    14.538     15.492        0
   12/31/2006    15.492     17.756        0
   12/31/2007    17.756     16.980        0
   12/31/2008    16.980     11.142        0
RWDE 8  2.55%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     11.657        9
   12/31/2004    11.657     14.061        4
   12/31/2005    14.061     14.909        5
   12/31/2006    14.909     17.003        3
   12/31/2007    17.003     16.178        1
   12/31/2008    16.178     10.563        1
RWDT 1  1.65%         0
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A     10.576       19
   12/31/2002    10.576      9.439      102
   12/31/2003     9.439     12.267      117
   12/31/2004    12.267     14.931      150
   12/31/2005    14.931     15.975      160
   12/31/2006    15.975     18.383      146
   12/31/2007    18.383     17.650      114
   12/31/2008    17.650     11.629       83
RWDT 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A      9.308       20
   12/31/2003     9.308     12.060      139
   12/31/2004    12.060     14.635      149
   12/31/2005    14.635     15.611      125
   12/31/2006    15.611     17.911      101
   12/31/2007    17.911     17.145       71
   12/31/2008    17.145     11.262       60
RWDT 5  1.90%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     12.095        9
   12/31/2004    12.095     14.684       26
   12/31/2005    14.684     15.671       32
   12/31/2006    15.671     17.989       33
   12/31/2007    17.989     17.228       26
   12/31/2008    17.228     11.322       21
RWDT 6  2.40%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     11.756      155
   12/31/2004    11.756     14.202      574
   12/31/2005    14.202     15.082      789
   12/31/2006    15.082     17.225      707
   12/31/2007    17.225     16.415      625
   12/31/2008    16.415     10.734      496
RWDT 7  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     12.129        0
   12/31/2004    12.129     14.733        0
   12/31/2005    14.733     15.732        0
   12/31/2006    15.732     18.067        0
   12/31/2007    18.067     17.312        0
   12/31/2008    17.312     11.383        0

    The Allianz Rewards[(R)] Variable Annuity Contract SAI -  April 27, 2009

RWDT 8  2.35%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     11.790       14
   12/31/2004    11.790     14.250       18
   12/31/2005    14.250     15.140        8
   12/31/2006    15.140     17.300        7
   12/31/2007    17.300     16.494        7
   12/31/2008    16.494     10.791        6
Franklin Small-Mid Cap Growth Securities Fund
RWDE 1  1.85%
   12/31/2000       N/A     23.739       21
   12/31/2001    23.739     19.748       73
   12/31/2002    19.748     13.826      149
   12/31/2003    13.826     18.627      142
   12/31/2004    18.627     20.383       97
   12/31/2005    20.383     20.968       87
   12/31/2006    20.968     22.374       84
   12/31/2007    22.374     24.431       63
   12/31/2008    24.431     13.791       40
RWDE 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A     13.471        7
   12/31/2003    13.471     18.131       26
   12/31/2004    18.131     19.820       21
   12/31/2005    19.820     20.369       20
   12/31/2006    20.369     21.713       17
   12/31/2007    21.713     23.685       18
   12/31/2008    23.685     13.357       18
RWDE 3  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A     13.279       59
   12/31/2003    13.279     17.837      261
   12/31/2004    17.837     19.460      281
   12/31/2005    19.460     19.959      207
   12/31/2006    19.959     21.234      181
   12/31/2007    21.234     23.115      168
   12/31/2008    23.115     13.009      152
RWDE 4  2.00%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     18.057       15
   12/31/2004    18.057     19.730       55
   12/31/2005    19.730     20.266       55
   12/31/2006    20.266     21.592       49
   12/31/2007    21.592     23.541       40
   12/31/2008    23.541     13.269       34
RWDE 5  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     17.837        2
   12/31/2004    17.837     19.460       10
   12/31/2005    19.460     19.959       10
   12/31/2006    19.959     21.234       12
   12/31/2007    21.234     23.115        9
   12/31/2008    23.115     13.009        9
RWDE 7  2.05%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     17.984        3
   12/31/2004    17.984     19.639        1
   12/31/2005    19.639     20.163        1
   12/31/2006    20.163     21.472        1
   12/31/2007    21.472     23.399        0
   12/31/2008    23.399     13.182        0
RWDE 8  2.55%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     17.264        2
   12/31/2004    17.264     18.759        4
   12/31/2005    18.759     19.163        4
   12/31/2006    19.163     20.306        4
   12/31/2007    20.306     22.016        4
   12/31/2008    22.016     12.341        4
RWDT 1  1.65%         0
   12/31/2000       N/A     23.833       96
   12/31/2001    23.833     19.867      143
   12/31/2002    19.867     13.936      218
   12/31/2003    13.936     18.814      228
   12/31/2004    18.814     20.628      219
   12/31/2005    20.628     21.263      153
   12/31/2006    21.263     22.734      130
   12/31/2007    22.734     24.874      100
   12/31/2008    24.874     14.069       82
RWDT 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A     13.471       37
   12/31/2003    13.471     18.131      106
   12/31/2004    18.131     19.820       98
   12/31/2005    19.820     20.369       88
   12/31/2006    20.369     21.713       76
   12/31/2007    21.713     23.685       64
   12/31/2008    23.685     13.357       55

    The Allianz Rewards[(R)] Variable Annuity Contract SAI -  April 27, 2009

RWDT 5  1.90%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     18.205        8
   12/31/2004    18.205     19.911        9
   12/31/2005    19.911     20.473       15
   12/31/2006    20.473     21.835       17
   12/31/2007    21.835     23.830       15
   12/31/2008    23.830     13.445       15
RWDT 6  2.40%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     17.476       81
   12/31/2004    17.476     19.019      328
   12/31/2005    19.019     19.457      498
   12/31/2006    19.457     20.649      470
   12/31/2007    20.649     22.422      419
   12/31/2008    22.422     12.587      374
RWDT 7  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     18.280        3
   12/31/2004    18.280     20.003        4
   12/31/2005    20.003     20.577        8
   12/31/2006    20.577     21.957        5
   12/31/2007    21.957     23.975        5
   12/31/2008    23.975     13.534        5
RWDT 8  2.35%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     17.548        3
   12/31/2004    17.548     19.106        8
   12/31/2005    19.106     19.557        7
   12/31/2006    19.557     20.764        4
   12/31/2007    20.764     22.559        4
   12/31/2008    22.559     12.671        3
Franklin Templeton VIP Founding Funds Allocation Fund
RWDE 1  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A      9.225       39
   12/31/2008     9.225      5.808       44
RWDE 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A      9.221        0
   12/31/2008     9.221      5.799        1
RWDE 3  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A      9.212        3
   12/31/2008     9.212      5.782       20
RWDE 4  2.00%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A      9.219        0
   12/31/2008     9.219      5.795       33
RWDE 5  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A      9.212        0
   12/31/2008     9.212      5.782        0
RWDE 7  2.05%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A      9.216        0
   12/31/2008     9.216      5.790        0

    The Allianz Rewards[(R)] Variable Annuity Contract SAI -  April 27, 2009

RWDE 8  2.55%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A      9.194        0
   12/31/2008     9.194      5.747        0
RWDT 1  1.65%         0
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A      9.235        1
   12/31/2008     9.235      5.825       64
RWDT 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A      9.221        1
   12/31/2008     9.221      5.799       26
RWDT 5  1.90%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A      9.223        0
   12/31/2008     9.223      5.803        2
RWDT 6  2.40%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A      9.200       51
   12/31/2008     9.200      5.760      223
RWDT 7  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A      9.225        0
   12/31/2008     9.225      5.808        0
RWDT 8  2.35%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A      9.203        0
   12/31/2008     9.203      5.764        3
Franklin U.S. Government Fund
RWDE 1  1.85%
   12/31/2000       N/A     20.689       19
   12/31/2001    20.689     21.804      113
   12/31/2002    21.804     23.496      385
   12/31/2003    23.496     23.576      351
   12/31/2004    23.576     23.947      264
   12/31/2005    23.947     24.074      163
   12/31/2006    24.074     24.584      122
   12/31/2007    24.584     25.725      106
   12/31/2008    25.725     27.168       96
RWDE 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A     21.640       46
   12/31/2003    21.640     21.692       74
   12/31/2004    21.692     22.011       52
   12/31/2005    22.011     22.106       45
   12/31/2006    22.106     22.551       39
   12/31/2007    22.551     23.574       37
   12/31/2008    23.574     24.872       46
RWDE 3  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A     21.052      218
   12/31/2003    21.052     21.060      602
   12/31/2004    21.060     21.327      525
   12/31/2005    21.327     21.377      454
   12/31/2006    21.377     21.763      399
   12/31/2007    21.763     22.705      364
   12/31/2008    22.705     23.907      437

    The Allianz Rewards[(R)] Variable Annuity Contract SAI -  April 27, 2009

RWDE 4  2.00%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     21.532       20
   12/31/2004    21.532     21.838       54
   12/31/2005    21.838     21.921       75
   12/31/2006    21.921     22.351       70
   12/31/2007    22.351     23.354       67
   12/31/2008    23.354     24.627       71
RWDE 5  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     21.060        1
   12/31/2004    21.060     21.327        6
   12/31/2005    21.327     21.377       12
   12/31/2006    21.377     21.763       12
   12/31/2007    21.763     22.705       11
   12/31/2008    22.705     23.907       10
RWDE 7  2.05%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     21.374       10
   12/31/2004    21.374     21.666        9
   12/31/2005    21.666     21.738        4
   12/31/2006    21.738     22.154        3
   12/31/2007    22.154     23.136        4
   12/31/2008    23.136     24.385       11
RWDE 8  2.55%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     19.851        7
   12/31/2004    19.851     20.023        9
   12/31/2005    20.023     19.989        9
   12/31/2006    19.989     20.270        5
   12/31/2007    20.270     21.062        5
   12/31/2008    21.062     22.088        5
RWDT 1  1.65%         0
   12/31/2000       N/A     20.771       64
   12/31/2001    20.771     21.935      243
   12/31/2002    21.935     23.684      652
   12/31/2003    23.684     23.813      446
   12/31/2004    23.813     24.236      379
   12/31/2005    24.236     24.413      306
   12/31/2006    24.413     24.979      259
   12/31/2007    24.979     26.192      223
   12/31/2008    26.192     27.717      252
RWDT 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A     21.640       77
   12/31/2003    21.640     21.692      297
   12/31/2004    21.692     22.011      249
   12/31/2005    22.011     22.106      209
   12/31/2006    22.106     22.551      190
   12/31/2007    22.551     23.574      176
   12/31/2008    23.574     24.872      188
RWDT 5  1.90%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     21.917        7
   12/31/2004    21.917     22.251       14
   12/31/2005    22.251     22.358       21
   12/31/2006    22.358     22.819       26
   12/31/2007    22.819     23.866       27
   12/31/2008    23.866     25.193       40
RWDT 6  2.40%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     20.296      146
   12/31/2004    20.296     20.502      497
   12/31/2005    20.502     20.498      696
   12/31/2006    20.498     20.817      692
   12/31/2007    20.817     21.664      681
   12/31/2008    21.664     22.753     1185
RWDT 7  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     22.015        1
   12/31/2004    22.015     22.361        6
   12/31/2005    22.361     22.480        6
   12/31/2006    22.480     22.955        0
   12/31/2007    22.955     24.021        0
   12/31/2008    24.021     25.369        0
RWDT 8  2.35%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     20.447       11
   12/31/2004    20.447     20.665       17
   12/31/2005    20.665     20.671       17
   12/31/2006    20.671     21.003       16
   12/31/2007    21.003     21.868       17
   12/31/2008    21.868     22.980       21

    The Allianz Rewards[(R)] Variable Annuity Contract SAI -  April 27, 2009

Franklin Zero Coupon Fund 2010
RWDE 1  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A     27.816        0
   12/31/2002    27.816     32.795       70
   12/31/2003    32.795     33.350       21
   12/31/2004    33.350     34.281        5
   12/31/2005    34.281     34.172        6
   12/31/2006    34.172     34.457        5
   12/31/2007    34.457     36.738       33
   12/31/2008    36.738     38.767       23
RWDE 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A     32.346       10
   12/31/2003    32.346     32.861       17
   12/31/2004    32.861     33.745        8
   12/31/2005    33.745     33.603        8
   12/31/2006    33.603     33.850        8
   12/31/2007    33.850     36.055        8
   12/31/2008    36.055     38.007        8
RWDE 3  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A     31.467       28
   12/31/2003    31.467     31.904       81
   12/31/2004    31.904     32.696       61
   12/31/2005    32.696     32.494       62
   12/31/2006    32.494     32.668       55
   12/31/2007    32.668     34.725       54
   12/31/2008    34.725     36.533       42
RWDE 4  2.00%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     32.619        2
   12/31/2004    32.619     33.480        5
   12/31/2005    33.480     33.322       11
   12/31/2006    33.322     33.550       16
   12/31/2007    33.550     35.718       16
   12/31/2008    35.718     37.633       16
RWDE 5  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     31.904        0
   12/31/2004    31.904     32.696        0
   12/31/2005    32.696     32.494        1
   12/31/2006    32.494     32.668        1
   12/31/2007    32.668     34.725        1
   12/31/2008    34.725     36.533        1
RWDE 7  2.05%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     32.379        0
   12/31/2004    32.379     33.216        0
   12/31/2005    33.216     33.044        0
   12/31/2006    33.044     33.254        0
   12/31/2007    33.254     35.384        0
   12/31/2008    35.384     37.263        3
RWDE 8  2.55%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     30.073        0
   12/31/2004    30.073     30.696        1
   12/31/2005    30.696     30.385        1
   12/31/2006    30.385     30.426        0
   12/31/2007    30.426     32.212        2
   12/31/2008    32.212     33.753        0
RWDT 1  1.65%         0
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A     28.536        2
   12/31/2002    28.536     33.711      110
   12/31/2003    33.711     34.350       64
   12/31/2004    34.350     35.381       52
   12/31/2005    35.381     35.338       55
   12/31/2006    35.338     35.704       35
   12/31/2007    35.704     38.144       36
   12/31/2008    38.144     40.331       58
RWDT 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A     32.346       11
   12/31/2003    32.346     32.861       55
   12/31/2004    32.861     33.745       73
   12/31/2005    33.745     33.603       70
   12/31/2006    33.603     33.850       69
   12/31/2007    33.850     36.055       63
   12/31/2008    36.055     38.007       67
RWDT 5  1.90%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     33.105        1
   12/31/2004    33.105     34.012        4
   12/31/2005    34.012     33.886        4
   12/31/2006    33.886     34.152        5
   12/31/2007    34.152     36.395        4
   12/31/2008    36.395     38.385        6

    The Allianz Rewards[(R)] Variable Annuity Contract SAI -  April 27, 2009

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                                       86

RWDT 6  2.40%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     30.747       17
   12/31/2004    30.747     31.432       70
   12/31/2005    31.432     31.160      120
   12/31/2006    31.160     31.248      127
   12/31/2007    31.248     33.133      153
   12/31/2008    33.133     34.770      278
RWDT 7  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     33.350        0
   12/31/2004    33.350     34.281        1
   12/31/2005    34.281     34.172        1
   12/31/2006    34.172     34.457        0
   12/31/2007    34.457     36.738        0
   12/31/2008    36.738     38.767        0
RWDT 8  2.35%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     30.975        0
   12/31/2004    30.975     31.681        0
   12/31/2005    31.681     31.422        2
   12/31/2006    31.422     31.527        7
   12/31/2007    31.527     33.445       15
   12/31/2008    33.445     35.115       20
Mutual Global Discovery Securities Fund
RWDE 1  1.85%
   12/31/2000       N/A     14.806        3
   12/31/2001    14.806     14.567       41
   12/31/2002    14.567     12.956      132
   12/31/2003    12.956     16.405      105
   12/31/2004    16.405     19.034       58
   12/31/2005    19.034     21.669       64
   12/31/2006    21.669     26.178       81
   12/31/2007    26.178     28.740       73
   12/31/2008    28.740     20.184       44
RWDE 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A     12.722        5
   12/31/2003    12.722     16.093       23
   12/31/2004    16.093     18.653       24
   12/31/2005    18.653     21.214       24
   12/31/2006    21.214     25.602       22
   12/31/2007    25.602     28.080       21
   12/31/2008    28.080     19.701       20
RWDE 3  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A     12.566      107
   12/31/2003    12.566     15.865      466
   12/31/2004    15.865     18.351      466
   12/31/2005    18.351     20.830      501
   12/31/2006    20.830     25.088      479
   12/31/2007    25.088     27.460      437
   12/31/2008    27.460     19.228      370
RWDE 4  2.00%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     16.036       16
   12/31/2004    16.036     18.577       31
   12/31/2005    18.577     21.117       32
   12/31/2006    21.117     25.473       74
   12/31/2007    25.473     27.924       85
   12/31/2008    27.924     19.582       48
RWDE 5  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     15.865        2
   12/31/2004    15.865     18.351        3
   12/31/2005    18.351     20.830        5
   12/31/2006    20.830     25.088       10
   12/31/2007    25.088     27.460        9
   12/31/2008    27.460     19.228       10
RWDE 7  2.05%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     15.979        3
   12/31/2004    15.979     18.501        2
   12/31/2005    18.501     21.021        4
   12/31/2006    21.021     25.344        3
   12/31/2007    25.344     27.769        4
   12/31/2008    27.769     19.463        3
RWDE 8  2.55%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     15.417       16
   12/31/2004    15.417     17.762       14
   12/31/2005    17.762     20.081       16
   12/31/2006    20.081     24.090       20
   12/31/2007    24.090     26.262       19
   12/31/2008    26.262     18.315       19

    The Allianz Rewards[(R)] Variable Annuity Contract SAI -  April 27, 2009

RWDT 1  1.65%         0
   12/31/2000       N/A     14.864       13
   12/31/2001    14.864     14.654      100
   12/31/2002    14.654     13.060      264
   12/31/2003    13.060     16.570      208
   12/31/2004    16.570     19.263      232
   12/31/2005    19.263     21.974      292
   12/31/2006    21.974     26.599      287
   12/31/2007    26.599     29.261      310
   12/31/2008    29.261     20.591      226
RWDT 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A     12.722       37
   12/31/2003    12.722     16.093      202
   12/31/2004    16.093     18.653      217
   12/31/2005    18.653     21.214      227
   12/31/2006    21.214     25.602      253
   12/31/2007    25.602     28.080      257
   12/31/2008    28.080     19.701      234
RWDT 5  1.90%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     16.151        8
   12/31/2004    16.151     18.729       22
   12/31/2005    18.729     21.312       43
   12/31/2006    21.312     25.733       45
   12/31/2007    25.733     28.237       54
   12/31/2008    28.237     19.821       42
RWDT 6  2.40%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     15.584      150
   12/31/2004    15.584     17.981      591
   12/31/2005    17.981     20.358     1103
   12/31/2006    20.358     24.459     1502
   12/31/2007    24.459     26.705     1689
   12/31/2008    26.705     18.652     1513
RWDT 7  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     16.209        0
   12/31/2004    16.209     18.805        0
   12/31/2005    18.805     21.409        5
   12/31/2006    21.409     25.864        0
   12/31/2007    25.864     28.395        0
   12/31/2008    28.395     19.942        0
RWDT 8  2.35%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     15.639        6
   12/31/2004    15.639     18.054        9
   12/31/2005    18.054     20.452       17
   12/31/2006    20.452     24.584       14
   12/31/2007    24.584     26.855       12
   12/31/2008    26.855     18.766        9
Mutual Shares Securities Fund
RWDE 1  1.85%
   12/31/2000       N/A     14.754        4
   12/31/2001    14.754     15.502      164
   12/31/2002    15.502     13.420      266
   12/31/2003    13.420     16.487      267
   12/31/2004    16.487     18.228      207
   12/31/2005    18.228     19.784      229
   12/31/2006    19.784     22.992      261
   12/31/2007    22.992     23.353      214
   12/31/2008    23.353     14.417      167
RWDE 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A     13.128       15
   12/31/2003    13.128     16.112       45
   12/31/2004    16.112     17.796       36
   12/31/2005    17.796     19.295       39
   12/31/2006    19.295     22.402       48
   12/31/2007    22.402     22.731       44
   12/31/2008    22.731     14.019       31
RWDE 3  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A     12.967       75
   12/31/2003    12.967     15.883      404
   12/31/2004    15.883     17.508      449
   12/31/2005    17.508     18.945      492
   12/31/2006    18.945     21.952      527
   12/31/2007    21.952     22.229      499
   12/31/2008    22.229     13.682      399
RWDE 4  2.00%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     16.055       18
   12/31/2004    16.055     17.723       51
   12/31/2005    17.723     19.207       61
   12/31/2006    19.207     22.288       94
   12/31/2007    22.288     22.605      144
   12/31/2008    22.605     13.934       92

    The Allianz Rewards[(R)] Variable Annuity Contract SAI -  April 27, 2009

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                                       88

RWDE 5  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     15.883        3
   12/31/2004    15.883     17.508       10
   12/31/2005    17.508     18.945       11
   12/31/2006    18.945     21.952       15
   12/31/2007    21.952     22.229       12
   12/31/2008    22.229     13.682       10
RWDE 7  2.05%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     15.997        1
   12/31/2004    15.997     17.651        1
   12/31/2005    17.651     19.119        1
   12/31/2006    19.119     22.175        4
   12/31/2007    22.175     22.479        1
   12/31/2008    22.479     13.850        0
RWDE 8  2.55%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     15.435       21
   12/31/2004    15.435     16.946       19
   12/31/2005    16.946     18.264       19
   12/31/2006    18.264     21.078       22
   12/31/2007    21.078     21.259       23
   12/31/2008    21.259     13.033       20
RWDT 1  1.65%         0
   12/31/2000       N/A     14.812        5
   12/31/2001    14.812     15.594      240
   12/31/2002    15.594     13.528      326
   12/31/2003    13.528     16.652      364
   12/31/2004    16.652     18.448      376
   12/31/2005    18.448     20.062      373
   12/31/2006    20.062     23.362      388
   12/31/2007    23.362     23.777      371
   12/31/2008    23.777     14.709      268
RWDT 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A     13.128       63
   12/31/2003    13.128     16.112      179
   12/31/2004    16.112     17.796      183
   12/31/2005    17.796     19.295      179
   12/31/2006    19.295     22.402      223
   12/31/2007    22.402     22.731      209
   12/31/2008    22.731     14.019      198
RWDT 5  1.90%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     16.170        6
   12/31/2004    16.170     17.869       23
   12/31/2005    17.869     19.384       52
   12/31/2006    19.384     22.516       90
   12/31/2007    22.516     22.858       90
   12/31/2008    22.858     14.105       63
RWDT 6  2.40%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     15.602      163
   12/31/2004    15.602     17.155      566
   12/31/2005    17.155     18.517     1248
   12/31/2006    18.517     21.402     1820
   12/31/2007    21.402     21.618     2144
   12/31/2008    21.618     13.273     1825
RWDT 7  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     16.228        0
   12/31/2004    16.228     17.942        1
   12/31/2005    17.942     19.473        6
   12/31/2006    19.473     22.630        1
   12/31/2007    22.630     22.986        1
   12/31/2008    22.986     14.191        1
RWDT 8  2.35%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     15.658       16
   12/31/2004    15.658     17.225       18
   12/31/2005    17.225     18.602       20
   12/31/2006    18.602     21.510       21
   12/31/2007    21.510     21.739       22
   12/31/2008    21.739     13.354       17
OpCap Mid Cap Portfolio
RWDE 1  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A      9.979        0
   12/31/2007     9.979     10.504        6
   12/31/2008    10.504      6.014       27

    The Allianz Rewards[(R)] Variable Annuity Contract SAI -  April 27, 2009

RWDE 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A      9.972        0
   12/31/2007     9.972     10.486        5
   12/31/2008    10.486      5.998        7
RWDE 3  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A      9.959       20
   12/31/2007     9.959     10.451       40
   12/31/2008    10.451      5.966       55
RWDE 4  2.00%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A      9.969        2
   12/31/2007     9.969     10.477        6
   12/31/2008    10.477      5.990       10
RWDE 5  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A      9.959        0
   12/31/2007     9.959     10.451        0
   12/31/2008    10.451      5.966        0
RWDE 7  2.05%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A      9.966        0
   12/31/2007     9.966     10.468        0
   12/31/2008    10.468      5.982        0
RWDE 8  2.55%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A      9.932        8
   12/31/2007     9.932     10.381        5
   12/31/2008    10.381      5.902        5
RWDT 1  1.65%         0
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A      9.992       13
   12/31/2007     9.992     10.539       16
   12/31/2008    10.539      6.046        8
RWDT 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A      9.972        3
   12/31/2007     9.972     10.486        1
   12/31/2008    10.486      5.998       13
RWDT 5  1.90%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A      9.976        0
   12/31/2007     9.976     10.495        1
   12/31/2008    10.495      6.006        5
RWDT 6  2.40%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A      9.942       33
   12/31/2007     9.942     10.407      150
   12/31/2008    10.407      5.926      226

    The Allianz Rewards[(R)] Variable Annuity Contract SAI -  April 27, 2009

RWDT 7  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A      9.979        0
   12/31/2007     9.979     10.504        0
   12/31/2008    10.504      6.014        1
RWDT 8  2.35%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A      9.946        0
   12/31/2007     9.946     10.416        2
   12/31/2008    10.416      5.934        4
Oppenheimer Global Securities Fund/VA
RWDE 1  1.85%
   12/31/2000       N/A     10.336       35
   12/31/2001    10.336      8.924      124
   12/31/2002     8.924      6.822      293
   12/31/2003     6.822      9.577      257
   12/31/2004     9.577     11.203      202
   12/31/2005    11.203     12.572      178
   12/31/2006    12.572     14.525      160
   12/31/2007    14.525     15.159      131
   12/31/2008    15.159      8.900      106
RWDE 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A      6.802       21
   12/31/2003     6.802      9.540       64
   12/31/2004     9.540     11.148       67
   12/31/2005    11.148     12.498       65
   12/31/2006    12.498     14.425       61
   12/31/2007    14.425     15.039       54
   12/31/2008    15.039      8.821       41
RWDE 3  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A      6.762      284
   12/31/2003     6.762      9.466     1135
   12/31/2004     9.466     11.039     1162
   12/31/2005    11.039     12.350     1006
   12/31/2006    12.350     14.227      887
   12/31/2007    14.227     14.803      730
   12/31/2008    14.803      8.665      621
RWDE 4  2.00%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      9.521       22
   12/31/2004     9.521     11.121       49
   12/31/2005    11.121     12.461       48
   12/31/2006    12.461     14.375       47
   12/31/2007    14.375     14.980       46
   12/31/2008    14.980      8.782       27
RWDE 5  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      9.466        2
   12/31/2004     9.466     11.039       13
   12/31/2005    11.039     12.350       13
   12/31/2006    12.350     14.227       13
   12/31/2007    14.227     14.803       10
   12/31/2008    14.803      8.665        8
RWDE 7  2.05%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      9.503        0
   12/31/2004     9.503     11.093        0
   12/31/2005    11.093     12.424        0
   12/31/2006    12.424     14.326        0
   12/31/2007    14.326     14.920        0
   12/31/2008    14.920      8.743        0
RWDE 8  2.55%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      9.318       22
   12/31/2004     9.318     10.824       22
   12/31/2005    10.824     12.062       12
   12/31/2006    12.062     13.839       10
   12/31/2007    13.839     14.341        6
   12/31/2008    14.341      8.361        4
RWDT 1  1.65%         0
   12/31/2000       N/A     10.355      179
   12/31/2001    10.355      8.959      311
   12/31/2002     8.959      6.862      562
   12/31/2003     6.862      9.653      570
   12/31/2004     9.653     11.314      542
   12/31/2005    11.314     12.721      485
   12/31/2006    12.721     14.728      437
   12/31/2007    14.728     15.401      385
   12/31/2008    15.401      9.060      331

    The Allianz Rewards[(R)] Variable Annuity Contract SAI -  April 27, 2009

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                                       91

RWDT 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A      6.802      163
   12/31/2003     6.802      9.540      540
   12/31/2004     9.540     11.148      511
   12/31/2005    11.148     12.498      461
   12/31/2006    12.498     14.425      421
   12/31/2007    14.425     15.039      378
   12/31/2008    15.039      8.821      323
RWDT 5  1.90%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      9.559        8
   12/31/2004     9.559     11.175       27
   12/31/2005    11.175     12.535       26
   12/31/2006    12.535     14.475       25
   12/31/2007    14.475     15.099       24
   12/31/2008    15.099      8.860       22
RWDT 6  2.40%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      9.373      244
   12/31/2004     9.373     10.904      718
   12/31/2005    10.904     12.169      617
   12/31/2006    12.169     13.983      540
   12/31/2007    13.983     14.512      459
   12/31/2008    14.512      8.474      399
RWDT 7  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      9.577        8
   12/31/2004     9.577     11.203        8
   12/31/2005    11.203     12.572        8
   12/31/2006    12.572     14.525        8
   12/31/2007    14.525     15.159        8
   12/31/2008    15.159      8.900        8
RWDT 8  2.35%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      9.392       18
   12/31/2004     9.392     10.931       18
   12/31/2005    10.931     12.205       18
   12/31/2006    12.205     14.032       23
   12/31/2007    14.032     14.570       22
   12/31/2008    14.570      8.512       20
Oppenheimer High Income Fund/VA
RWDE 1  1.85%
   12/31/2000       N/A      9.491        5
   12/31/2001     9.491      9.500       63
   12/31/2002     9.500      9.102       74
   12/31/2003     9.102     11.076       69
   12/31/2004    11.076     11.848       64
   12/31/2005    11.848     11.900       51
   12/31/2006    11.900     12.783       44
   12/31/2007    12.783     12.535       37
   12/31/2008    12.535      2.624      123
RWDE 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A      9.076       18
   12/31/2003     9.076     11.033       16
   12/31/2004    11.033     11.790        9
   12/31/2005    11.790     11.830        8
   12/31/2006    11.830     12.695        4
   12/31/2007    12.695     12.436        4
   12/31/2008    12.436      2.601       25
RWDE 3  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A      9.023       17
   12/31/2003     9.023     10.947      108
   12/31/2004    10.947     11.674      101
   12/31/2005    11.674     11.691       84
   12/31/2006    11.691     12.521       78
   12/31/2007    12.521     12.241       75
   12/31/2008    12.241      2.555      740
RWDE 4  2.00%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     11.011        2
   12/31/2004    11.011     11.761       19
   12/31/2005    11.761     11.795       19
   12/31/2006    11.795     12.652       16
   12/31/2007    12.652     12.387       15
   12/31/2008    12.387      2.590       53
RWDE 5  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     10.947        2
   12/31/2004    10.947     11.674        3
   12/31/2005    11.674     11.691        3
   12/31/2006    11.691     12.521        3
   12/31/2007    12.521     12.241        5
   12/31/2008    12.241      2.555       10

    The Allianz Rewards[(R)] Variable Annuity Contract SAI -  April 27, 2009

RWDE 7  2.05%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     10.990        0
   12/31/2004    10.990     11.732        0
   12/31/2005    11.732     11.760        0
   12/31/2006    11.760     12.608        0
   12/31/2007    12.608     12.338        0
   12/31/2008    12.338      2.578        0
RWDE 8  2.55%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     10.777        4
   12/31/2004    10.777     11.447        4
   12/31/2005    11.447     11.417        4
   12/31/2006    11.417     12.179        3
   12/31/2007    12.179     11.859        3
   12/31/2008    11.859      2.465        3
RWDT 1  1.65%         0
   12/31/2000       N/A      9.508       71
   12/31/2001     9.508      9.536      157
   12/31/2002     9.536      9.155      244
   12/31/2003     9.155     11.163      186
   12/31/2004    11.163     11.964      145
   12/31/2005    11.964     12.041      114
   12/31/2006    12.041     12.960       88
   12/31/2007    12.960     12.734       84
   12/31/2008    12.734      2.671       89
RWDT 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A      9.076       15
   12/31/2003     9.076     11.033       61
   12/31/2004    11.033     11.790       59
   12/31/2005    11.790     11.830       47
   12/31/2006    11.830     12.695       46
   12/31/2007    12.695     12.436       32
   12/31/2008    12.436      2.601       36
RWDT 5  1.90%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     11.055        8
   12/31/2004    11.055     11.819       26
   12/31/2005    11.819     11.865       28
   12/31/2006    11.865     12.739       23
   12/31/2007    12.739     12.486       25
   12/31/2008    12.486      2.613       28
RWDT 6  2.40%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     10.840       73
   12/31/2004    10.840     11.531      181
   12/31/2005    11.531     11.519      171
   12/31/2006    11.519     12.306      156
   12/31/2007    12.306     12.001      168
   12/31/2008    12.001      2.499      169
RWDT 7  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     11.076        0
   12/31/2004    11.076     11.848        0
   12/31/2005    11.848     11.900        0
   12/31/2006    11.900     12.783        0
   12/31/2007    12.783     12.535        0
   12/31/2008    12.535      2.624        0
RWDT 8  2.35%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     10.862        3
   12/31/2004    10.862     11.560        5
   12/31/2005    11.560     11.553        3
   12/31/2006    11.553     12.349        3
   12/31/2007    12.349     12.048        3
   12/31/2008    12.048      2.510        2
Oppenheimer Main Street Fund/VA
RWDE 1  1.85%
   12/31/2000       N/A      9.381      161
   12/31/2001     9.381      8.273      473
   12/31/2002     8.273      6.595      515
   12/31/2003     6.595      8.203      506
   12/31/2004     8.203      8.814      469
   12/31/2005     8.814      9.170      412
   12/31/2006     9.170     10.355      380
   12/31/2007    10.355     10.614      250
   12/31/2008    10.614      6.411      163
RWDE 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A      6.575       17
   12/31/2003     6.575      8.171       59
   12/31/2004     8.171      8.771       52
   12/31/2005     8.771      9.116       46
   12/31/2006     9.116     10.284       40
   12/31/2007    10.284     10.530       31
   12/31/2008    10.530      6.354       19

    The Allianz Rewards[(R)] Variable Annuity Contract SAI -  April 27, 2009

RWDE 3  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A      6.537      225
   12/31/2003     6.537      8.107     1091
   12/31/2004     8.107      8.685      932
   12/31/2005     8.685      9.009      791
   12/31/2006     9.009     10.143      726
   12/31/2007    10.143     10.365      653
   12/31/2008    10.365      6.241      517
RWDE 4  2.00%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      8.155       55
   12/31/2004     8.155      8.749       94
   12/31/2005     8.749      9.089       85
   12/31/2006     9.089     10.248       86
   12/31/2007    10.248     10.489       74
   12/31/2008    10.489      6.326       66
RWDE 5  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      8.107        7
   12/31/2004     8.107      8.685        8
   12/31/2005     8.685      9.009        7
   12/31/2006     9.009     10.143        6
   12/31/2007    10.143     10.365        6
   12/31/2008    10.365      6.241        5
RWDE 7  2.05%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      8.139        1
   12/31/2004     8.139      8.728        1
   12/31/2005     8.728      9.062        1
   12/31/2006     9.062     10.213        1
   12/31/2007    10.213     10.447        1
   12/31/2008    10.447      6.297        1
RWDE 8  2.55%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      7.981       23
   12/31/2004     7.981      8.516       22
   12/31/2005     8.516      8.798       18
   12/31/2006     8.798      9.866       16
   12/31/2007     9.866     10.041        6
   12/31/2008    10.041      6.023        5
RWDT 1  1.65%         0
   12/31/2000       N/A      9.398      269
   12/31/2001     9.398      8.305      462
   12/31/2002     8.305      6.633      717
   12/31/2003     6.633      8.268      727
   12/31/2004     8.268      8.901      667
   12/31/2005     8.901      9.279      584
   12/31/2006     9.279     10.499      448
   12/31/2007    10.499     10.783      393
   12/31/2008    10.783      6.526      299
RWDT 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A      6.575      100
   12/31/2003     6.575      8.171      458
   12/31/2004     8.171      8.771      445
   12/31/2005     8.771      9.116      393
   12/31/2006     9.116     10.284      369
   12/31/2007    10.284     10.530      335
   12/31/2008    10.530      6.354      248
RWDT 5  1.90%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      8.187       27
   12/31/2004     8.187      8.793       32
   12/31/2005     8.793      9.143       34
   12/31/2006     9.143     10.319       37
   12/31/2007    10.319     10.572       32
   12/31/2008    10.572      6.382       28
RWDT 6  2.40%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      8.028      321
   12/31/2004     8.028      8.579      759
   12/31/2005     8.579      8.877      706
   12/31/2006     8.877      9.969      605
   12/31/2007     9.969     10.161      522
   12/31/2008    10.161      6.104      407
RWDT 7  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      8.203        3
   12/31/2004     8.203      8.814        5
   12/31/2005     8.814      9.170        4
   12/31/2006     9.170     10.355        4
   12/31/2007    10.355     10.614        3
   12/31/2008    10.614      6.411        1

    The Allianz Rewards[(R)] Variable Annuity Contract SAI -  April 27, 2009

RWDT 8  2.35%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      8.044       39
   12/31/2004     8.044      8.600       47
   12/31/2005     8.600      8.903       24
   12/31/2006     8.903     10.003       26
   12/31/2007    10.003     10.202       23
   12/31/2008    10.202      6.131       19
PIMCO VIT All Asset Portfolio
RWDE 1  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A     11.842       43
   12/31/2005    11.842     12.350       54
   12/31/2006    12.350     12.689       54
   12/31/2007    12.689     13.492       36
   12/31/2008    13.492     11.146       26
RWDE 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A     11.834        1
   12/31/2005    11.834     12.329       10
   12/31/2006    12.329     12.655       10
   12/31/2007    12.655     13.443        7
   12/31/2008    13.443     11.094        7
RWDE 3  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A     11.818      116
   12/31/2005    11.818     12.288      172
   12/31/2006    12.288     12.588      151
   12/31/2007    12.588     13.344       95
   12/31/2008    13.344     10.991       93
RWDE 4  2.00%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A     11.830        9
   12/31/2005    11.830     12.319       19
   12/31/2006    12.319     12.638       13
   12/31/2007    12.638     13.418       12
   12/31/2008    13.418     11.068       21
RWDE 5  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A     11.818        6
   12/31/2005    11.818     12.288        4
   12/31/2006    12.288     12.588        4
   12/31/2007    12.588     13.344        4
   12/31/2008    13.344     10.991        9
RWDE 7  2.05%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A     11.826        5
   12/31/2005    11.826     12.309        6
   12/31/2006    12.309     12.621        3
   12/31/2007    12.621     13.393        2
   12/31/2008    13.393     11.042        0
RWDE 8  2.55%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A     11.787        5
   12/31/2005    11.787     12.206        8
   12/31/2006    12.206     12.454        4
   12/31/2007    12.454     13.150        4
   12/31/2008    13.150     10.787        2
RWDT 1  1.65%         0
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A     11.858       69
   12/31/2005    11.858     12.391      125
   12/31/2006    12.391     12.757      106
   12/31/2007    12.757     13.592       96
   12/31/2008    13.592     11.251      160
RWDT 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A     11.834       59
   12/31/2005    11.834     12.329       61
   12/31/2006    12.329     12.655       27
   12/31/2007    12.655     13.443       15
   12/31/2008    13.443     11.094       18

    The Allianz Rewards[(R)] Variable Annuity Contract SAI -  April 27, 2009

RWDT 5  1.90%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A     11.838        6
   12/31/2005    11.838     12.339       16
   12/31/2006    12.339     12.672       15
   12/31/2007    12.672     13.467       14
   12/31/2008    13.467     11.120       24
RWDT 6  2.40%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A     11.798      328
   12/31/2005    11.798     12.237      967
   12/31/2006    12.237     12.504      846
   12/31/2007    12.504     13.222      631
   12/31/2008    13.222     10.863      699
RWDT 7  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A     11.842        1
   12/31/2005    11.842     12.350        1
   12/31/2006    12.350     12.689        0
   12/31/2007    12.689     13.492        0
   12/31/2008    13.492     11.146        0
RWDT 8  2.35%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A     11.802       14
   12/31/2005    11.802     12.247        4
   12/31/2006    12.247     12.521        4
   12/31/2007    12.521     13.247        3
   12/31/2008    13.247     10.888        3
PIMCO VIT CommodityRealReturn Strategy Portfolio
RWDE 1  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     11.003       11
   12/31/2006    11.003     10.467       47
   12/31/2007    10.467     12.662       33
   12/31/2008    12.662      6.987       33
RWDE 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     10.996       15
   12/31/2006    10.996     10.450        4
   12/31/2007    10.450     12.629        3
   12/31/2008    12.629      6.961       11
RWDE 3  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     10.981      110
   12/31/2006    10.981     10.415      147
   12/31/2007    10.415     12.561       87
   12/31/2008    12.561      6.910      117
RWDE 4  2.00%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     10.992        4
   12/31/2006    10.992     10.441        7
   12/31/2007    10.441     12.612        8
   12/31/2008    12.612      6.948       39
RWDE 5  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     10.981        3
   12/31/2006    10.981     10.415        2
   12/31/2007    10.415     12.561        2
   12/31/2008    12.561      6.910       10
RWDE 7  2.05%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     10.988        0
   12/31/2006    10.988     10.433        0
   12/31/2007    10.433     12.595        0
   12/31/2008    12.595      6.935        0

    The Allianz Rewards[(R)] Variable Annuity Contract SAI -  April 27, 2009

RWDE 8  2.55%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     10.952        2
   12/31/2006    10.952     10.346        5
   12/31/2007    10.346     12.428        2
   12/31/2008    12.428      6.809        5
RWDT 1  1.65%         0
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     11.018       25
   12/31/2006    11.018     10.502       83
   12/31/2007    10.502     12.730       97
   12/31/2008    12.730      7.038      118
RWDT 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     10.996       49
   12/31/2006    10.996     10.450       47
   12/31/2007    10.450     12.629       50
   12/31/2008    12.629      6.961       84
RWDT 5  1.90%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     11.000        4
   12/31/2006    11.000     10.459        3
   12/31/2007    10.459     12.645        4
   12/31/2008    12.645      6.974       11
RWDT 6  2.40%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     10.963      321
   12/31/2006    10.963     10.372      519
   12/31/2007    10.372     12.478      768
   12/31/2008    12.478      6.847      890
RWDT 7  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     11.003        0
   12/31/2006    11.003     10.467        0
   12/31/2007    10.467     12.662        0
   12/31/2008    12.662      6.987        0
RWDT 8  2.35%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     10.966        0
   12/31/2006    10.966     10.380       13
   12/31/2007    10.380     12.494       13
   12/31/2008    12.494      6.859        1
PIMCO VIT Emerging Markets Bond Portfolio
RWDE 1  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     10.895        0
   12/31/2006    10.895     11.687        3
   12/31/2007    11.687     12.140       12
   12/31/2008    12.140     10.178        9
RWDE 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     10.887        0
   12/31/2006    10.887     11.668        0
   12/31/2007    11.668     12.108        2
   12/31/2008    12.108     10.140        3
RWDE 3  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     10.873       23
   12/31/2006    10.873     11.629       31
   12/31/2007    11.629     12.043       29
   12/31/2008    12.043     10.066       23

    The Allianz Rewards[(R)] Variable Annuity Contract SAI -  April 27, 2009

RWDE 4  2.00%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     10.884        0
   12/31/2006    10.884     11.658        2
   12/31/2007    11.658     12.091        2
   12/31/2008    12.091     10.122        3
RWDE 5  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     10.873        1
   12/31/2006    10.873     11.629        2
   12/31/2007    11.629     12.043        2
   12/31/2008    12.043     10.066        2
RWDE 7  2.05%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     10.880        0
   12/31/2006    10.880     11.649        0
   12/31/2007    11.649     12.075        0
   12/31/2008    12.075     10.103        0
RWDE 8  2.55%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     10.843        3
   12/31/2006    10.843     11.552        2
   12/31/2007    11.552     11.915        2
   12/31/2008    11.915      9.919        0
RWDT 1  1.65%         0
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     10.909        4
   12/31/2006    10.909     11.727       10
   12/31/2007    11.727     12.205       11
   12/31/2008    12.205     10.253       16
RWDT 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     10.887        4
   12/31/2006    10.887     11.668        8
   12/31/2007    11.668     12.108       17
   12/31/2008    12.108     10.140       17
RWDT 5  1.90%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     10.891        3
   12/31/2006    10.891     11.678        7
   12/31/2007    11.678     12.124        7
   12/31/2008    12.124     10.159        7
RWDT 6  2.40%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     10.854      115
   12/31/2006    10.854     11.581      234
   12/31/2007    11.581     11.963      303
   12/31/2008    11.963      9.974      294
RWDT 7  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     10.895        0
   12/31/2006    10.895     11.687        0
   12/31/2007    11.687     12.140        0
   12/31/2008    12.140     10.178        1
RWDT 8  2.35%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A     10.858        1
   12/31/2006    10.858     11.590        0
   12/31/2007    11.590     11.979        0
   12/31/2008    11.979      9.992        0

    The Allianz Rewards[(R)] Variable Annuity Contract SAI -  April 27, 2009

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                                       98

PIMCO VIT Global Bond Portfolio (Unhedged)
RWDE 1  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A      9.321        0
   12/31/2006     9.321      9.576        3
   12/31/2007     9.576     10.315        7
   12/31/2008    10.315     10.040       14
RWDE 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A      9.314        0
   12/31/2006     9.314      9.560        0
   12/31/2007     9.560     10.288        1
   12/31/2008    10.288     10.003        2
RWDE 3  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A      9.302       32
   12/31/2006     9.302      9.528       36
   12/31/2007     9.528     10.233       26
   12/31/2008    10.233      9.930       78
RWDE 4  2.00%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A      9.311        5
   12/31/2006     9.311      9.552        6
   12/31/2007     9.552     10.274       13
   12/31/2008    10.274      9.985       22
RWDE 5  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A      9.302        9
   12/31/2006     9.302      9.528       13
   12/31/2007     9.528     10.233       13
   12/31/2008    10.233      9.930       18
RWDE 7  2.05%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A      9.308        0
   12/31/2006     9.308      9.544        0
   12/31/2007     9.544     10.260        2
   12/31/2008    10.260      9.967        2
RWDE 8  2.55%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A      9.277        0
   12/31/2006     9.277      9.465        0
   12/31/2007     9.465     10.124        0
   12/31/2008    10.124      9.785        1
RWDT 1  1.65%         0
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A      9.333        8
   12/31/2006     9.333      9.608       54
   12/31/2007     9.608     10.371      112
   12/31/2008    10.371     10.114      136
RWDT 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A      9.314        2
   12/31/2006     9.314      9.560       12
   12/31/2007     9.560     10.288       17
   12/31/2008    10.288     10.003       48
RWDT 5  1.90%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A      9.318        5
   12/31/2006     9.318      9.568       15
   12/31/2007     9.568     10.302       17
   12/31/2008    10.302     10.022       23

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                                       99

RWDT 6  2.40%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A      9.286       54
   12/31/2006     9.286      9.488      137
   12/31/2007     9.488     10.165      490
   12/31/2008    10.165      9.839      620
RWDT 7  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A      9.321        0
   12/31/2006     9.321      9.576        0
   12/31/2007     9.576     10.315        0
   12/31/2008    10.315     10.040        0
RWDT 8  2.35%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A      9.289        0
   12/31/2006     9.289      9.496        0
   12/31/2007     9.496     10.178        0
   12/31/2008    10.178      9.857        0
PIMCO VIT High Yield Portfolio
RWDE 1  1.85%
   12/31/2000       N/A      9.453        2
   12/31/2001     9.453      9.498       46
   12/31/2002     9.498      9.211      110
   12/31/2003     9.211     11.113      134
   12/31/2004    11.113     11.952      119
   12/31/2005    11.952     12.218      112
   12/31/2006    12.218     13.087       97
   12/31/2007    13.087     13.297       71
   12/31/2008    13.297      9.980       56
RWDE 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A      9.184        9
   12/31/2003     9.184     11.070       57
   12/31/2004    11.070     11.894       52
   12/31/2005    11.894     12.146       57
   12/31/2006    12.146     12.997       45
   12/31/2007    12.997     13.192       41
   12/31/2008    13.192      9.891       35
RWDE 3  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A      9.131       71
   12/31/2003     9.131     10.984      493
   12/31/2004    10.984     11.777      462
   12/31/2005    11.777     12.003      403
   12/31/2006    12.003     12.818      341
   12/31/2007    12.818     12.984      275
   12/31/2008    12.984      9.716      231
RWDE 4  2.00%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     11.048       23
   12/31/2004    11.048     11.865       78
   12/31/2005    11.865     12.110      116
   12/31/2006    12.110     12.952      117
   12/31/2007    12.952     13.140       63
   12/31/2008    13.140      9.847       53
RWDE 5  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     10.984        0
   12/31/2004    10.984     11.777       15
   12/31/2005    11.777     12.003       20
   12/31/2006    12.003     12.818       20
   12/31/2007    12.818     12.984       19
   12/31/2008    12.984      9.716       16
RWDE 7  2.05%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     11.027        0
   12/31/2004    11.027     11.835        0
   12/31/2005    11.835     12.074        1
   12/31/2006    12.074     12.907        1
   12/31/2007    12.907     13.088        0
   12/31/2008    13.088      9.803        0
RWDE 8  2.55%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     10.813       13
   12/31/2004    10.813     11.548       14
   12/31/2005    11.548     11.722       14
   12/31/2006    11.722     12.468        9
   12/31/2007    12.468     12.579        6
   12/31/2008    12.579      9.375        6

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                                      100

RWDT 1  1.65%         0
   12/31/2000       N/A      9.471       14
   12/31/2001     9.471      9.535       77
   12/31/2002     9.535      9.265      186
   12/31/2003     9.265     11.201      420
   12/31/2004    11.201     12.071      346
   12/31/2005    12.071     12.363      291
   12/31/2006    12.363     13.269      289
   12/31/2007    13.269     13.509      173
   12/31/2008    13.509     10.159      148
RWDT 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A      9.184       91
   12/31/2003     9.184     11.070      222
   12/31/2004    11.070     11.894      218
   12/31/2005    11.894     12.146      178
   12/31/2006    12.146     12.997      146
   12/31/2007    12.997     13.192      116
   12/31/2008    13.192      9.891      116
RWDT 5  1.90%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     11.092       10
   12/31/2004    11.092     11.923       41
   12/31/2005    11.923     12.182       57
   12/31/2006    12.182     13.042       52
   12/31/2007    13.042     13.244       39
   12/31/2008    13.244      9.935       37
RWDT 6  2.40%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     10.876      253
   12/31/2004    10.876     11.633      653
   12/31/2005    11.633     11.827      930
   12/31/2006    11.827     12.598     1047
   12/31/2007    12.598     12.730      902
   12/31/2008    12.730      9.502      935
RWDT 7  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     11.113        9
   12/31/2004    11.113     11.952        5
   12/31/2005    11.952     12.218        3
   12/31/2006    12.218     13.087        0
   12/31/2007    13.087     13.297        0
   12/31/2008    13.297      9.980        0
RWDT 8  2.35%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     10.898        8
   12/31/2004    10.898     11.662       13
   12/31/2005    11.662     11.862       12
   12/31/2006    11.862     12.642       10
   12/31/2007    12.642     12.780        9
   12/31/2008    12.780      9.544        6
PIMCO VIT Real Return Portfolio
RWDE 1  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     10.484       33
   12/31/2004    10.484     11.210       54
   12/31/2005    11.210     11.236      101
   12/31/2006    11.236     11.109       90
   12/31/2007    11.109     12.068       97
   12/31/2008    12.068     11.010       89
RWDE 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     10.477        7
   12/31/2004    10.477     11.191       10
   12/31/2005    11.191     11.206       11
   12/31/2006    11.206     11.068       12
   12/31/2007    11.068     12.011       13
   12/31/2008    12.011     10.948        7
RWDE 3  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     10.463      117
   12/31/2004    10.463     11.153      152
   12/31/2005    11.153     11.146      128
   12/31/2006    11.146     10.987       92
   12/31/2007    10.987     11.900       91
   12/31/2008    11.900     10.824      140
RWDE 4  2.00%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     10.474       59
   12/31/2004    10.474     11.182      102
   12/31/2005    11.182     11.191       76
   12/31/2006    11.191     11.048       93
   12/31/2007    11.048     11.983       97
   12/31/2008    11.983     10.917      121

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                                      101

RWDE 5  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     10.463        2
   12/31/2004    10.463     11.153       11
   12/31/2005    11.153     11.146       15
   12/31/2006    11.146     10.987       18
   12/31/2007    10.987     11.900       14
   12/31/2008    11.900     10.824       14
RWDE 7  2.05%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     10.470        0
   12/31/2004    10.470     11.172        3
   12/31/2005    11.172     11.176        2
   12/31/2006    11.176     11.028        2
   12/31/2007    11.028     11.955        3
   12/31/2008    11.955     10.886        5
RWDE 8  2.55%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     10.435        9
   12/31/2004    10.435     11.079        9
   12/31/2005    11.079     11.027        7
   12/31/2006    11.027     10.827        5
   12/31/2007    10.827     11.679        1
   12/31/2008    11.679     10.581        1
RWDT 1  1.65%         0
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     10.499       84
   12/31/2004    10.499     11.247      201
   12/31/2005    11.247     11.296      215
   12/31/2006    11.296     11.191      164
   12/31/2007    11.191     12.181      157
   12/31/2008    12.181     11.136      152
RWDT 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     10.477       41
   12/31/2004    10.477     11.191       87
   12/31/2005    11.191     11.206       80
   12/31/2006    11.206     11.068       61
   12/31/2007    11.068     12.011       54
   12/31/2008    12.011     10.948       51
RWDT 5  1.90%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     10.481       24
   12/31/2004    10.481     11.200       61
   12/31/2005    11.200     11.221       88
   12/31/2006    11.221     11.089       85
   12/31/2007    11.089     12.039       76
   12/31/2008    12.039     10.979       74
RWDT 6  2.40%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     10.446      264
   12/31/2004    10.446     11.107     1108
   12/31/2005    11.107     11.072     1570
   12/31/2006    11.072     10.887     1490
   12/31/2007    10.887     11.761     1655
   12/31/2008    11.761     10.672     1545
RWDT 7  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     10.484        0
   12/31/2004    10.484     11.210        0
   12/31/2005    11.210     11.236        0
   12/31/2006    11.236     11.109        0
   12/31/2007    11.109     12.068        0
   12/31/2008    12.068     11.010        0
RWDT 8  2.35%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     10.449        3
   12/31/2004    10.449     11.116       25
   12/31/2005    11.116     11.086       24
   12/31/2006    11.086     10.907       20
   12/31/2007    10.907     11.789       16
   12/31/2008    11.789     10.702       15
PIMCO VIT StocksPLUS Growth and Income Portfolio
RWDE 1  1.85%
   12/31/2000       N/A      9.427       17
   12/31/2001     9.427      8.195       79
   12/31/2002     8.195      6.419      118
   12/31/2003     6.419      8.215       99
   12/31/2004     8.215      8.936       94
   12/31/2005     8.936      9.078       82
   12/31/2006     9.078     10.240       56
   12/31/2007    10.240     10.741       50
   12/31/2008    10.741      6.049       43

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                                      102

RWDE 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A      6.400        0
   12/31/2003     6.400      8.183       12
   12/31/2004     8.183      8.892        2
   12/31/2005     8.892      9.025        2
   12/31/2006     9.025     10.170        1
   12/31/2007    10.170     10.656        1
   12/31/2008    10.656      5.995        0
RWDE 3  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A      6.363       38
   12/31/2003     6.363      8.119      217
   12/31/2004     8.119      8.805      129
   12/31/2005     8.805      8.919      122
   12/31/2006     8.919     10.030      101
   12/31/2007    10.030     10.488       86
   12/31/2008    10.488      5.889       79
RWDE 4  2.00%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      8.167        0
   12/31/2004     8.167      8.870        0
   12/31/2005     8.870      8.998        0
   12/31/2006     8.998     10.135        0
   12/31/2007    10.135     10.614        0
   12/31/2008    10.614      5.968        0
RWDE 5  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      8.119        0
   12/31/2004     8.119      8.805        0
   12/31/2005     8.805      8.919        0
   12/31/2006     8.919     10.030        0
   12/31/2007    10.030     10.488        0
   12/31/2008    10.488      5.889        0
RWDE 7  2.05%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      8.151        0
   12/31/2004     8.151      8.848        0
   12/31/2005     8.848      8.972        0
   12/31/2006     8.972     10.100        0
   12/31/2007    10.100     10.572        0
   12/31/2008    10.572      5.942        0
RWDE 8  2.55%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      7.993        8
   12/31/2004     7.993      8.633        8
   12/31/2005     8.633      8.710        8
   12/31/2006     8.710      9.756        8
   12/31/2007     9.756     10.161        0
   12/31/2008    10.161      5.683        0
RWDT 1  1.65%         0
   12/31/2000       N/A      9.445       49
   12/31/2001     9.445      8.227      127
   12/31/2002     8.227      6.456      197
   12/31/2003     6.456      8.280      164
   12/31/2004     8.280      9.024      149
   12/31/2005     9.024      9.186      114
   12/31/2006     9.186     10.383      103
   12/31/2007    10.383     10.912       86
   12/31/2008    10.912      6.158       74
RWDT 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A      6.400       17
   12/31/2003     6.400      8.183       78
   12/31/2004     8.183      8.892       79
   12/31/2005     8.892      9.025       58
   12/31/2006     9.025     10.170       48
   12/31/2007    10.170     10.656       43
   12/31/2008    10.656      5.995       41
RWDT 5  1.90%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      8.199        0
   12/31/2004     8.199      8.914        0
   12/31/2005     8.914      9.052        0
   12/31/2006     9.052     10.205        0
   12/31/2007    10.205     10.698        0
   12/31/2008    10.698      6.022        0
RWDT 6  2.40%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      8.040        9
   12/31/2004     8.040      8.697       18
   12/31/2005     8.697      8.788       17
   12/31/2006     8.788      9.858       11
   12/31/2007     9.858     10.283       14
   12/31/2008    10.283      5.759       11

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                                      103

RWDT 7  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      8.215        0
   12/31/2004     8.215      8.936        0
   12/31/2005     8.936      9.078        0
   12/31/2006     9.078     10.240        0
   12/31/2007    10.240     10.741        0
   12/31/2008    10.741      6.049        0
RWDT 8  2.35%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      8.056        5
   12/31/2004     8.056      8.719        5
   12/31/2005     8.719      8.814        5
   12/31/2006     8.814      9.892        3
   12/31/2007     9.892     10.324        4
   12/31/2008    10.324      5.785        4
PIMCO VIT Total Return Portfolio
RWDE 1  1.85%
   12/31/2000       N/A     10.634        3
   12/31/2001    10.634     11.314      310
   12/31/2002    11.314     12.115      906
   12/31/2003    12.115     12.493      754
   12/31/2004    12.493     12.863      554
   12/31/2005    12.863     12.938      503
   12/31/2006    12.938     13.190      415
   12/31/2007    13.190     14.081      374
   12/31/2008    14.081     14.486      303
RWDE 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A     12.079       77
   12/31/2003    12.079     12.444      165
   12/31/2004    12.444     12.800      140
   12/31/2005    12.800     12.861      131
   12/31/2006    12.861     13.099      115
   12/31/2007    13.099     13.970       82
   12/31/2008    13.970     14.358       79
RWDE 3  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A     12.009      317
   12/31/2003    12.009     12.347     1183
   12/31/2004    12.347     12.674     1073
   12/31/2005    12.674     12.710      924
   12/31/2006    12.710     12.919      843
   12/31/2007    12.919     13.751      776
   12/31/2008    13.751     14.104      770
RWDE 4  2.00%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     12.360       70
   12/31/2004    12.360     12.707      173
   12/31/2005    12.707     12.762      153
   12/31/2006    12.762     12.991      143
   12/31/2007    12.991     13.848      220
   12/31/2008    13.848     14.225      212
RWDE 5  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     12.347        7
   12/31/2004    12.347     12.674       36
   12/31/2005    12.674     12.710       42
   12/31/2006    12.710     12.919       44
   12/31/2007    12.919     13.751       35
   12/31/2008    13.751     14.104       34
RWDE 7  2.05%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     12.395       13
   12/31/2004    12.395     12.737       13
   12/31/2005    12.737     12.785       12
   12/31/2006    12.785     13.009        6
   12/31/2007    13.009     13.860       13
   12/31/2008    13.860     14.230       18
RWDE 8  2.55%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     12.155       18
   12/31/2004    12.155     12.427       22
   12/31/2005    12.427     12.412       17
   12/31/2006    12.412     12.567       17
   12/31/2007    12.567     13.322       14
   12/31/2008    13.322     13.609       14
RWDT 1  1.65%         0
   12/31/2000       N/A     10.653      117
   12/31/2001    10.653     11.358      568
   12/31/2002    11.358     12.186     1405
   12/31/2003    12.186     12.591     1339
   12/31/2004    12.591     12.990     1130
   12/31/2005    12.990     13.092     1025
   12/31/2006    13.092     13.374      978
   12/31/2007    13.374     14.306      931
   12/31/2008    14.306     14.747      813

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                                      104

RWDT 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A     12.079      160
   12/31/2003    12.079     12.444      621
   12/31/2004    12.444     12.800      582
   12/31/2005    12.800     12.861      528
   12/31/2006    12.861     13.099      504
   12/31/2007    13.099     13.970      400
   12/31/2008    13.970     14.358      446
RWDT 5  1.90%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     12.468       35
   12/31/2004    12.468     12.831       75
   12/31/2005    12.831     12.899      114
   12/31/2006    12.899     13.145       98
   12/31/2007    13.145     14.026       88
   12/31/2008    14.026     14.422       95
RWDT 6  2.40%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     12.226      308
   12/31/2004    12.226     12.519      960
   12/31/2005    12.519     12.523     1264
   12/31/2006    12.523     12.698     1534
   12/31/2007    12.698     13.481     1457
   12/31/2008    13.481     13.792     2054
RWDT 7  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     12.493        4
   12/31/2004    12.493     12.863        6
   12/31/2005    12.863     12.938        2
   12/31/2006    12.938     13.190        1
   12/31/2007    13.190     14.081        1
   12/31/2008    14.081     14.486        1
RWDT 8  2.35%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     12.250       43
   12/31/2004    12.250     12.550       48
   12/31/2005    12.550     12.560       42
   12/31/2006    12.560     12.742       40
   12/31/2007    12.742     13.535       37
   12/31/2008    13.535     13.854       29
Seligman Smaller-Cap Value Portfolio
RWDE 1  1.85%
   12/31/2000       N/A     13.616       16
   12/31/2001    13.616     16.509      149
   12/31/2002    16.509     13.716      206
   12/31/2003    13.716     20.189      197
   12/31/2004    20.189     23.772      168
   12/31/2005    23.772     22.409      135
   12/31/2006    22.409     26.673      108
   12/31/2007    26.673     27.266       98
   12/31/2008    27.266     16.184       63
RWDE 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A     13.676       11
   12/31/2003    13.676     20.110       32
   12/31/2004    20.110     23.655       20
   12/31/2005    23.655     22.276       15
   12/31/2006    22.276     26.489       13
   12/31/2007    26.489     27.051       13
   12/31/2008    27.051     16.040       12
RWDE 3  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A     13.596       78
   12/31/2003    13.596     19.953      609
   12/31/2004    19.953     23.423      571
   12/31/2005    23.423     22.014      358
   12/31/2006    22.014     26.125      292
   12/31/2007    26.125     26.626      250
   12/31/2008    26.626     15.756      230
RWDE 4  2.00%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     20.070       25
   12/31/2004    20.070     23.597       40
   12/31/2005    23.597     22.211       34
   12/31/2006    22.211     26.398       28
   12/31/2007    26.398     26.944       27
   12/31/2008    26.944     15.969       20
RWDE 5  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     19.953        1
   12/31/2004    19.953     23.423        1
   12/31/2005    23.423     22.014        0
   12/31/2006    22.014     26.125        0
   12/31/2007    26.125     26.626        0
   12/31/2008    26.626     15.756        0

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                                      105

RWDE 7  2.05%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     20.031        7
   12/31/2004    20.031     23.539        3
   12/31/2005    23.539     22.145        1
   12/31/2006    22.145     26.307        1
   12/31/2007    26.307     26.838        1
   12/31/2008    26.838     15.898        1
RWDE 8  2.55%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     19.642       14
   12/31/2004    19.642     22.967       17
   12/31/2005    22.967     21.499       12
   12/31/2006    21.499     25.412        4
   12/31/2007    25.412     25.795        3
   12/31/2008    25.795     15.204        3
RWDT 1  1.65%         0
   12/31/2000       N/A     13.641       76
   12/31/2001    13.641     16.572      328
   12/31/2002    16.572     13.796      371
   12/31/2003    13.796     20.347      384
   12/31/2004    20.347     24.007      320
   12/31/2005    24.007     22.675      238
   12/31/2006    22.675     27.044      191
   12/31/2007    27.044     27.702      166
   12/31/2008    27.702     16.475      133
RWDT 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A     13.676       54
   12/31/2003    13.676     20.110      232
   12/31/2004    20.110     23.655      204
   12/31/2005    23.655     22.276      159
   12/31/2006    22.276     26.489      141
   12/31/2007    26.489     27.051      111
   12/31/2008    27.051     16.040       99
RWDT 5  1.90%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     20.149        5
   12/31/2004    20.149     23.713        7
   12/31/2005    23.713     22.342        5
   12/31/2006    22.342     26.581        5
   12/31/2007    26.581     27.158        4
   12/31/2008    27.158     16.112        4
RWDT 6  2.40%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     19.758      122
   12/31/2004    19.758     23.137      299
   12/31/2005    23.137     21.691      222
   12/31/2006    21.691     25.677      188
   12/31/2007    25.677     26.104      148
   12/31/2008    26.104     15.409      125
RWDT 7  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     20.189        4
   12/31/2004    20.189     23.772        4
   12/31/2005    23.772     22.409        4
   12/31/2006    22.409     26.673        4
   12/31/2007    26.673     27.266        4
   12/31/2008    27.266     16.184        4
RWDT 8  2.35%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     19.797       14
   12/31/2004    19.797     23.194       18
   12/31/2005    23.194     21.755       10
   12/31/2006    21.755     25.766        7
   12/31/2007    25.766     26.207        6
   12/31/2008    26.207     15.478        5
SP International Growth Portfolio
RWDE 1  1.85%
   12/31/2000       N/A      8.484        0
   12/31/2001     8.484      5.336        2
   12/31/2002     5.336      4.042       32
   12/31/2003     4.042      5.521       34
   12/31/2004     5.521      6.293       27
   12/31/2005     6.293      7.154       27
   12/31/2006     7.154      8.440       24
   12/31/2007     8.440      9.868       15
   12/31/2008     9.868      4.796        9
RWDE 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A      4.034        0
   12/31/2003     4.034      5.504        8
   12/31/2004     5.504      6.268        8
   12/31/2005     6.268      7.118        8
   12/31/2006     7.118      8.389        8
   12/31/2007     8.389      9.799        8
   12/31/2008     9.799      4.758        8

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                                      106

RWDE 3  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A      4.017       19
   12/31/2003     4.017      5.470      186
   12/31/2004     5.470      6.217      116
   12/31/2005     6.217      7.046       79
   12/31/2006     7.046      8.288       77
   12/31/2007     8.288      9.662       75
   12/31/2008     9.662      4.682       79
RWDE 4  2.00%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      5.496       12
   12/31/2004     5.496      6.255       23
   12/31/2005     6.255      7.100       13
   12/31/2006     7.100      8.363       13
   12/31/2007     8.363      9.765       27
   12/31/2008     9.765      4.739       15
RWDE 5  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      5.470        2
   12/31/2004     5.470      6.217       15
   12/31/2005     6.217      7.046       14
   12/31/2006     7.046      8.288       13
   12/31/2007     8.288      9.662       13
   12/31/2008     9.662      4.682       13
RWDE 7  2.05%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      5.487        0
   12/31/2004     5.487      6.242        0
   12/31/2005     6.242      7.082        0
   12/31/2006     7.082      8.338        0
   12/31/2007     8.338      9.730        0
   12/31/2008     9.730      4.720        0
RWDE 8  2.55%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      5.404        0
   12/31/2004     5.404      6.117        0
   12/31/2005     6.117      6.905        0
   12/31/2006     6.905      8.090        0
   12/31/2007     8.090      9.393        0
   12/31/2008     9.393      4.534        0
RWDT 1  1.65%         0
   12/31/2000       N/A      8.484        0
   12/31/2001     8.484      5.347       41
   12/31/2002     5.347      4.058       87
   12/31/2003     4.058      5.554      260
   12/31/2004     5.554      6.344       92
   12/31/2005     6.344      7.226       82
   12/31/2006     7.226      8.542       73
   12/31/2007     8.542     10.008       66
   12/31/2008    10.008      4.874       67
RWDT 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A      4.034        4
   12/31/2003     4.034      5.504      117
   12/31/2004     5.504      6.268       70
   12/31/2005     6.268      7.118       30
   12/31/2006     7.118      8.389       24
   12/31/2007     8.389      9.799       29
   12/31/2008     9.799      4.758       29
RWDT 5  1.90%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      5.512        3
   12/31/2004     5.512      6.280        8
   12/31/2005     6.280      7.136        7
   12/31/2006     7.136      8.414        7
   12/31/2007     8.414      9.834        5
   12/31/2008     9.834      4.777        5
RWDT 6  2.40%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      5.429      147
   12/31/2004     5.429      6.154      328
   12/31/2005     6.154      6.958      290
   12/31/2006     6.958      8.164      267
   12/31/2007     8.164      9.493      276
   12/31/2008     9.493      4.589      185
RWDT 7  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      5.521        0
   12/31/2004     5.521      6.293        0
   12/31/2005     6.293      7.154        0
   12/31/2006     7.154      8.440        0
   12/31/2007     8.440      9.868        0
   12/31/2008     9.868      4.796        0

    The Allianz Rewards[(R)] Variable Annuity Contract SAI -  April 27, 2009

RWDT 8  2.35%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      5.437        7
   12/31/2004     5.437      6.167        4
   12/31/2005     6.167      6.975        2
   12/31/2006     6.975      8.188        1
   12/31/2007     8.188      9.527        1
   12/31/2008     9.527      4.607        1
SP Strategic Partners Focused Growth Portfolio
RWDE 1  1.85%
   12/31/2000       N/A      7.947        0
   12/31/2001     7.947      6.574       53
   12/31/2002     6.574      4.807       58
   12/31/2003     4.807      5.920       49
   12/31/2004     5.920      6.386       44
   12/31/2005     6.386      7.199       32
   12/31/2006     7.199      6.989       24
   12/31/2007     6.989      7.867       21
   12/31/2008     7.867      4.746       19
RWDE 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A      4.797        0
   12/31/2003     4.797      5.902        1
   12/31/2004     5.902      6.360        0
   12/31/2005     6.360      7.163        0
   12/31/2006     7.163      6.947        0
   12/31/2007     6.947      7.812        0
   12/31/2008     7.812      4.708        0
RWDE 3  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A      4.777       28
   12/31/2003     4.777      5.866      122
   12/31/2004     5.866      6.309      127
   12/31/2005     6.309      7.091      113
   12/31/2006     7.091      6.863      110
   12/31/2007     6.863      7.702       92
   12/31/2008     7.702      4.633       90
RWDE 4  2.00%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      5.893        4
   12/31/2004     5.893      6.348       23
   12/31/2005     6.348      7.145       37
   12/31/2006     7.145      6.926       14
   12/31/2007     6.926      7.784       14
   12/31/2008     7.784      4.689       14
RWDE 5  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      5.866        0
   12/31/2004     5.866      6.309        0
   12/31/2005     6.309      7.091        0
   12/31/2006     7.091      6.863        0
   12/31/2007     6.863      7.702        0
   12/31/2008     7.702      4.633        0
RWDE 7  2.05%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      5.884        2
   12/31/2004     5.884      6.335        2
   12/31/2005     6.335      7.127        2
   12/31/2006     7.127      6.905        2
   12/31/2007     6.905      7.757        2
   12/31/2008     7.757      4.670        0
RWDE 8  2.55%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      5.795        3
   12/31/2004     5.795      6.208        4
   12/31/2005     6.208      6.949        4
   12/31/2006     6.949      6.699        4
   12/31/2007     6.699      7.488        1
   12/31/2008     7.488      4.486        1
RWDT 1  1.65%         0
   12/31/2000       N/A      7.948        0
   12/31/2001     7.948      6.588       30
   12/31/2002     6.588      4.826      188
   12/31/2003     4.826      5.956       66
   12/31/2004     5.956      6.438       86
   12/31/2005     6.438      7.272       64
   12/31/2006     7.272      7.074       52
   12/31/2007     7.074      7.979       45
   12/31/2008     7.979      4.823       43
RWDT 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A      4.797       10
   12/31/2003     4.797      5.902       23
   12/31/2004     5.902      6.360       28
   12/31/2005     6.360      7.163       43
   12/31/2006     7.163      6.947       40
   12/31/2007     6.947      7.812       35
   12/31/2008     7.812      4.708       35

    The Allianz Rewards[(R)] Variable Annuity Contract SAI -  April 27, 2009

RWDT 5  1.90%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      5.911        0
   12/31/2004     5.911      6.373        2
   12/31/2005     6.373      7.181        6
   12/31/2006     7.181      6.968       11
   12/31/2007     6.968      7.839       11
   12/31/2008     7.839      4.727        6
RWDT 6  2.40%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      5.821       15
   12/31/2004     5.821      6.246      184
   12/31/2005     6.246      7.002      286
   12/31/2006     7.002      6.761      260
   12/31/2007     6.761      7.568      239
   12/31/2008     7.568      4.540      219
RWDT 7  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      5.920        0
   12/31/2004     5.920      6.386        2
   12/31/2005     6.386      7.199        0
   12/31/2006     7.199      6.989        0
   12/31/2007     6.989      7.867        0
   12/31/2008     7.867      4.746        0
RWDT 8  2.35%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A      5.830        1
   12/31/2004     5.830      6.258        1
   12/31/2005     6.258      7.020        1
   12/31/2006     7.020      6.781        2
   12/31/2007     6.781      7.594        1
   12/31/2008     7.594      4.559        1
Templeton Foreign Securities Fund
RWDE 1  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A     16.990        1
   12/31/2002    16.990     13.583       43
   12/31/2003    13.583     17.629       47
   12/31/2004    17.629     20.511       28
   12/31/2005    20.511     22.184       29
   12/31/2006    22.184     26.448       24
   12/31/2007    26.448     29.974       18
   12/31/2008    29.974     17.543       12
RWDE 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A     13.435        4
   12/31/2003    13.435     17.420       15
   12/31/2004    17.420     20.248       11
   12/31/2005    20.248     21.877       14
   12/31/2006    21.877     26.057       10
   12/31/2007    26.057     29.501       10
   12/31/2008    29.501     17.248        9
RWDE 3  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A     13.145       48
   12/31/2003    13.145     17.009      204
   12/31/2004    17.009     19.731      200
   12/31/2005    19.731     21.276      214
   12/31/2006    21.276     25.290      221
   12/31/2007    25.290     28.575      196
   12/31/2008    28.575     16.674      153
RWDE 4  2.00%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     17.318        1
   12/31/2004    17.318     20.119        6
   12/31/2005    20.119     21.727       11
   12/31/2006    21.727     25.865       25
   12/31/2007    25.865     29.269       14
   12/31/2008    29.269     17.104       11
RWDE 5  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     17.009        0
   12/31/2004    17.009     19.731        3
   12/31/2005    19.731     21.276       10
   12/31/2006    21.276     25.290       11
   12/31/2007    25.290     28.575        9
   12/31/2008    28.575     16.674        8
RWDE 7  2.05%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     17.214        0
   12/31/2004    17.214     19.988        0
   12/31/2005    19.988     21.575        1
   12/31/2006    21.575     25.671        1
   12/31/2007    25.671     29.034        1
   12/31/2008    29.034     16.959        1

    The Allianz Rewards[(R)] Variable Annuity Contract SAI -  April 27, 2009

RWDE 8  2.55%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     16.216        0
   12/31/2004    16.216     18.736        1
   12/31/2005    18.736     20.122        0
   12/31/2006    20.122     23.824        1
   12/31/2007    23.824     26.810        1
   12/31/2008    26.810     15.581        0
RWDT 1  1.65%         0
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A     17.329        4
   12/31/2002    17.329     13.881       36
   12/31/2003    13.881     18.052       45
   12/31/2004    18.052     21.046       79
   12/31/2005    21.046     22.807       86
   12/31/2006    22.807     27.246       95
   12/31/2007    27.246     30.940       93
   12/31/2008    30.940     18.145       78
RWDT 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A     13.435       21
   12/31/2003    13.435     17.420       71
   12/31/2004    17.420     20.248       80
   12/31/2005    20.248     21.877       74
   12/31/2006    21.877     26.057       80
   12/31/2007    26.057     29.501       63
   12/31/2008    29.501     17.248       49
RWDT 5  1.90%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     17.525        2
   12/31/2004    17.525     20.379        7
   12/31/2005    20.379     22.030       12
   12/31/2006    22.030     26.253       17
   12/31/2007    26.253     29.737       15
   12/31/2008    29.737     17.395       14
RWDT 6  2.40%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     16.509        5
   12/31/2004    16.509     19.103      193
   12/31/2005    19.103     20.548      415
   12/31/2006    20.548     24.364      534
   12/31/2007    24.364     27.459      507
   12/31/2008    27.459     15.982      446
RWDT 7  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     17.629        0
   12/31/2004    17.629     20.512        0
   12/31/2005    20.512     22.184        0
   12/31/2006    22.184     26.449        0
   12/31/2007    26.449     29.975        0
   12/31/2008    29.975     17.543        0
RWDT 8  2.35%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     16.608        2
   12/31/2004    16.608     19.227       11
   12/31/2005    19.227     20.691       12
   12/31/2006    20.691     24.546       15
   12/31/2007    24.546     27.679       12
   12/31/2008    27.679     16.118        9
Templeton Global Bond Securities Fund
RWDE 1  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A     29.822        0
   12/31/2008    29.822     31.090        4
RWDE 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A     29.282        0
   12/31/2008    29.282     30.497        1
RWDE 3  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A     28.232       14
   12/31/2008    28.232     29.344       39

    The Allianz Rewards[(R)] Variable Annuity Contract SAI -  April 27, 2009

RWDE 4  2.00%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A     29.016       20
   12/31/2008    29.016     30.205        5
RWDE 5  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A     28.232        0
   12/31/2008    28.232     29.344        1
RWDE 7  2.05%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A     28.752        0
   12/31/2008    28.752     29.915        0
RWDE 8  2.55%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A     26.243        1
   12/31/2008    26.243     27.168        2
RWDT 1  1.65%         0
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A     30.931        6
   12/31/2008    30.931     32.312       51
RWDT 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A     29.282       13
   12/31/2008    29.282     30.497       21
RWDT 5  1.90%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A     29.551        2
   12/31/2008    29.551     30.792        5
RWDT 6  2.40%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A     26.971       89
   12/31/2008    26.971     27.964      186
RWDT 7  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A     29.822        0
   12/31/2008    29.822     31.090        0
RWDT 8  2.35%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A        N/A      N/A
   12/31/2004       N/A        N/A      N/A
   12/31/2005       N/A        N/A      N/A
   12/31/2006       N/A        N/A      N/A
   12/31/2007       N/A     27.219        0
   12/31/2008    27.219     28.235        1

    The Allianz Rewards[(R)] Variable Annuity Contract SAI -  April 27, 2009

Templeton Growth Securities Fund
RWDE 1  1.85%
   12/31/2000       N/A     19.507        8
   12/31/2001    19.507     18.896       49
   12/31/2002    18.896     15.120      159
   12/31/2003    15.120     19.613      153
   12/31/2004    19.613     22.338      144
   12/31/2005    22.338     23.873      156
   12/31/2006    23.873     28.548      134
   12/31/2007    28.548     28.679      124
   12/31/2008    28.679     16.237       92
RWDE 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A     14.519        4
   12/31/2003    14.519     18.814       20
   12/31/2004    18.814     21.407       20
   12/31/2005    21.407     22.855       20
   12/31/2006    22.855     27.303       21
   12/31/2007    27.303     27.401       26
   12/31/2008    27.401     15.498       27
RWDE 3  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A     14.266       71
   12/31/2003    14.266     18.449      252
   12/31/2004    18.449     20.949      262
   12/31/2005    20.949     22.322      279
   12/31/2006    22.322     26.613      291
   12/31/2007    26.613     26.655      285
   12/31/2008    26.655     15.046      217
RWDE 4  2.00%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     18.722        1
   12/31/2004    18.722     21.291       18
   12/31/2005    21.291     22.721       31
   12/31/2006    22.721     27.129       42
   12/31/2007    27.129     27.213       57
   12/31/2008    27.213     15.384       39
RWDE 5  2.15%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     18.449        0
   12/31/2004    18.449     20.949        5
   12/31/2005    20.949     22.322        4
   12/31/2006    22.322     26.613        6
   12/31/2007    26.613     26.655        4
   12/31/2008    26.655     15.046        3
RWDE 7  2.05%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     18.631        0
   12/31/2004    18.631     21.176        1
   12/31/2005    21.176     22.587        0
   12/31/2006    22.587     26.956        0
   12/31/2007    26.956     27.026        0
   12/31/2008    27.026     15.270        0
RWDE 8  2.55%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     17.739        8
   12/31/2004    17.739     20.062        9
   12/31/2005    20.062     21.292        9
   12/31/2006    21.292     25.284       15
   12/31/2007    25.284     25.222       16
   12/31/2008    25.222     14.180       13
RWDT 1  1.65%         0
   12/31/2000       N/A     19.584        6
   12/31/2001    19.584     19.009       64
   12/31/2002    19.009     15.241      165
   12/31/2003    15.241     19.809      184
   12/31/2004    19.809     22.607      206
   12/31/2005    22.607     24.209      192
   12/31/2006    24.209     29.007      223
   12/31/2007    29.007     29.199      226
   12/31/2008    29.199     16.565      152
RWDT 2  1.95%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A     14.519       27
   12/31/2003    14.519     18.814       94
   12/31/2004    18.814     21.407       96
   12/31/2005    21.407     22.855       96
   12/31/2006    22.855     27.303      123
   12/31/2007    27.303     27.401       96
   12/31/2008    27.401     15.498       80
RWDT 5  1.90%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     18.907        1
   12/31/2004    18.907     21.523       14
   12/31/2005    21.523     22.990       37
   12/31/2006    22.990     27.478       51
   12/31/2007    27.478     27.591       52
   12/31/2008    27.591     15.614       39

    The Allianz Rewards[(R)] Variable Annuity Contract SAI -  April 27, 2009

RWDT 6  2.40%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     18.002       23
   12/31/2004    18.002     20.390      317
   12/31/2005    20.390     21.672      694
   12/31/2006    21.672     25.774      968
   12/31/2007    25.774     25.750     1171
   12/31/2008    25.750     14.499     1084
RWDT 7  1.85%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     19.000        1
   12/31/2004    19.000     21.639        1
   12/31/2005    21.639     23.126        1
   12/31/2006    23.126     27.655        2
   12/31/2007    27.655     27.782        2
   12/31/2008    27.782     15.730        2
RWDT 8  2.35%
   12/31/2000       N/A        N/A      N/A
   12/31/2001       N/A        N/A      N/A
   12/31/2002       N/A        N/A      N/A
   12/31/2003       N/A     18.090        8
   12/31/2004    18.090     20.501       10
   12/31/2005    20.501     21.801       14
   12/31/2006    21.801     25.940        9
   12/31/2007    25.940     25.929        9
   12/31/2008    25.929     14.607        7

    The Allianz Rewards[(R)] Variable Annuity Contract SAI -  April 27, 2009